UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22555

FlexShares Trust

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 800-595-9111

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 98.5%
Aerospace & Defense - 2.1%
AAR Corp.	8,517	$229,107
Aerovironment, Inc.*	1,670	52,588
Alliant Techsystems, Inc.	2,505	325,475
American Science & Engineering, Inc.	668	41,950
Astronics Corp.*	835	48,430
B/E Aerospace, Inc.*	1,670	142,184
The Boeing Co.	15,030	1,810,814
Cubic Corp.	668	29,299
Curtiss-Wright Corp.	8,684	551,521
DigitalGlobe, Inc.*	5,678	148,480
Ducommun, Inc.*	1,503	41,558
Engility Holdings, Inc.*	3,173	109,659
Esterline Technologies Corp.*	6,179	670,730
Exelis, Inc.	37,241	627,138
GenCorp, Inc.*	4,676	82,999
General Dynamics Corp.	5,344	624,019
HEICO Corp.	3,507	172,404
Hexcel Corp.*	7,014	261,272
Honeywell International, Inc.	15,698	1,441,547
Huntington Ingalls Industries, Inc.	5,511	501,060
The KEYW Holding Corp.*	1,169	15,314
Kratos Defense & Security Solutions, Inc.*	10,354	75,584
L-3 Communications Holdings, Inc.	1,670	175,283
LMI Aerospace, Inc.*	334	4,372
Lockheed Martin Corp.	4,843	808,636
Moog, Inc., Class A*	10,187	672,546
National Presto Industries, Inc.	501	32,114
Northrop Grumman Corp.	3,674	452,894
Orbital Sciences Corp.*	5,511	141,467
Precision Castparts Corp.	3,006	687,773
Raytheon Co.	5,678	515,392
Rockwell Collins, Inc.	2,338	171,305
Sparton Corp.*	167	4,616
Spirit AeroSystems Holdings, Inc., Class A*	11,022	358,987
Taser International, Inc.*	4,509	54,379

	Shares	Value
Common Stocks - (continued)
Aerospace & Defense - (continued)
Teledyne Technologies, Inc.*	3,507	$319,838
Textron, Inc.	4,676	170,066
TransDigm Group, Inc.	668	112,171
Triumph Group, Inc.	668	42,318
United Technologies Corp.	18,203	1,914,045

		14,641,334
Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*	13,360	102,471
Atlas Air Worldwide Holdings, Inc.*	6,179	211,445
C.H. Robinson Worldwide, Inc.	4,843	326,709
Echo Global Logistics, Inc.*	1,002	22,054
Expeditors International of Washington, Inc.	4,843	209,121
FedEx Corp.	6,012	883,043
Forward Air Corp.	3,340	149,532
Hub Group, Inc., Class A*	3,507	161,953
Park-Ohio Holdings Corp.	2,004	118,957
United Parcel Service, Inc., Class B	16,199	1,572,761
UTi Worldwide, Inc.*	1,002	9,479
XPO Logistics, Inc.*	2,672	82,538

		3,850,063
Airlines - 0.5%
Alaska Air Group, Inc.	5,010	220,290
Allegiant Travel Co.	1,336	157,327
American Airlines Group, Inc.	15,030	583,916
Delta Air Lines, Inc.	12,024	450,419
Hawaiian Holdings, Inc.*	11,356	158,189
JetBlue Airways Corp.*	53,774	576,457
Republic Airways Holdings, Inc.*	6,680	66,399
SkyWest, Inc.	7,181	76,765
Southwest Airlines Co.	12,358	349,484
Spirit Airlines, Inc.*	5,678	371,455
United Continental Holdings, Inc.*	7,014	325,380

		3,336,081

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.*	14,028	$257,975
Autoliv, Inc.	1,336	132,945
BorgWarner, Inc.	4,008	249,498
Cooper Tire & Rubber Co.	14,863	429,392
Dana Holding Corp.	33,400	747,492
Delphi Automotive PLC	4,342	290,046
Dorman Products, Inc.*	2,171	94,178
Drew Industries, Inc.	1,503	67,635
Federal-Mogul Holdings Corp.*	6,012	95,831
Fox Factory Holding Corp.*	668	9,940
Fuel Systems Solutions, Inc.*	3,507	36,823
Gentex Corp.	3,507	101,352
Gentherm, Inc.*	3,340	139,779
The Goodyear Tire & Rubber Co.	4,342	109,288
Johnson Controls, Inc.	11,690	552,236
Lear Corp.	1,670	157,264
Modine Manufacturing Co.*	8,350	114,979
Motorcar Parts of America, Inc.*	2,004	44,609
Remy International, Inc.	2,171	48,153
Standard Motor Products, Inc.	4,342	156,529
Stoneridge, Inc.*	5,344	58,624
Superior Industries International, Inc.	5,010	93,737
Tenneco, Inc.*	14,362	914,859
Tower International, Inc.*	2,505	78,908
TRW Automotive Holdings Corp.*	1,503	153,742
Visteon Corp.*	7,348	701,734

		5,837,548
Automobiles - 0.5%
Ford Motor Co.	86,339	1,469,490
General Motors Co.	28,390	960,150
Harley-Davidson, Inc.	4,843	299,394
Tesla Motors, Inc.*	1,837	410,202
Thor Industries, Inc.	6,680	353,840

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Winnebago Industries, Inc.*	3,173	$74,565

		3,567,641
Banks - 6.2%
1st Source Corp.	2,505	71,117
Ameris Bancorp	3,674	80,240
Associated Banc-Corp	39,746	712,248
Banc of California, Inc.	167	1,982
BancFirst Corp.	1,503	91,533
Bancorp, Inc./DE*	1,503	14,279
BancorpSouth, Inc.	7,348	153,353
Bank of America Corp.	222,611	3,394,818
Bank of Hawaii Corp.	4,008	229,177
Bank of the Ozarks, Inc.	6,012	184,989
BankUnited, Inc.	11,690	365,196
Banner Corp.	2,839	114,241
BB&T Corp.	16,366	605,869
BBCN Bancorp, Inc.	17,368	260,867
BOK Financial Corp.	167	11,062
Boston Private Financial Holdings, Inc.	7,348	91,703
Bryn Mawr Bank Corp.	2,672	78,824
Capital Bank Financial Corp., Class A*	3,674	83,694
Cardinal Financial Corp.	6,012	106,172
Cathay General Bancorp	7,014	179,488
Central Pacific Financial Corp.	3,507	62,775
Chemical Financial Corp.	5,678	156,713
CIT Group, Inc.	5,511	270,645
Citigroup, Inc.	65,798	3,218,180
City Holding Co.	3,173	132,155
City National Corp./CA	1,670	125,668
CoBiz Financial, Inc.	5,511	62,385
Columbia Banking Systems, Inc.	8,517	217,098
Comerica, Inc.	2,839	142,688
Commerce Bancshares, Inc./MO	1,002	45,150
Community Bank System, Inc.	7,348	258,870
Community Trust Bancorp, Inc.	2,672	93,493
Cullen/Frost Bankers, Inc.	835	65,105

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Customers Bancorp, Inc.*	2,171	$41,162
CVB Financial Corp.	18,036	275,770
Eagle Bancorp, Inc.*	1,837	61,190
East West Bancorp, Inc.	2,338	79,632
Fifth Third Bancorp	13,360	273,613
First BanCorp*	25,718	132,191
First Busey Corp.	12,024	66,733
First Citizens BancShares, Inc./NC, Class A	1,503	334,192
First Commonwealth Financial Corp.	11,523	98,637
First Financial Bancorp	13,360	218,302
First Financial Bankshares, Inc.	5,177	152,100
First Financial Corp./IN	2,004	61,443
First Horizon National Corp.	53,106	625,589
First Interstate BancSystem, Inc.	3,841	100,250
First Merchants Corp.	6,179	123,147
First Midwest Bancorp, Inc./IL	7,682	124,448
First Niagara Financial Group, Inc.	84,335	725,281
First Republic Bank/CA	1,503	70,220
FirstMerit Corp.	38,410	676,016
Flushing Financial Corp.	6,179	114,806
FNB Corp./PA	31,897	392,333
Fulton Financial Corp.	44,088	499,958
Glacier Bancorp, Inc.	6,012	159,198
Hancock Holding Co.	19,038	617,593
Hanmi Financial Corp.	2,839	59,960
Heartland Financial USA, Inc.	501	11,939
Home BancShares, Inc./AR	4,175	125,501
Huntington Bancshares, Inc./OH	13,360	131,195
Iberiabank Corp.	7,181	471,145
Independent Bank Corp./MA	4,676	170,721
International Bancshares Corp.	14,362	364,077
Investors Bancorp, Inc.	11,857	122,720
JPMorgan Chase & Co.	81,162	4,680,613
KeyCorp	13,193	178,633

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Lakeland Bancorp, Inc.	6,012	$60,361
Lakeland Financial Corp.	3,006	109,388
M&T Bank Corp.	1,837	223,196
MB Financial, Inc.	10,020	269,939
National Bank Holdings Corp., Class A	2,338	46,316
National Penn Bancshares, Inc.	24,382	251,135
NBT Bancorp, Inc.	9,519	222,459
OFG Bancorp	8,851	141,262
Old National Bancorp/IN	24,716	330,700
PacWest Bancorp	10,187	424,492
Park National Corp.	2,672	201,308
Pinnacle Financial Partners, Inc.	3,006	111,222
The PNC Financial Services Group, Inc.	11,523	951,339
Popular, Inc.*	23,714	756,477
PrivateBancorp, Inc.	6,012	173,146
Prosperity Bancshares, Inc.	7,181	417,432
Regions Financial Corp.	21,877	221,833
Renasant Corp.	4,509	128,056
S&T Bancorp, Inc.	5,845	142,209
Sandy Spring Bancorp, Inc.	5,010	117,284
Signature Bank/NY*	1,336	152,825
Simmons First National Corp., Class A	1,670	66,182
South State Corp.	2,004	116,452
Southside Bancshares, Inc.	3,674	107,685
Southwest Bancorp, Inc./OK	1,336	20,601
State Bank Financial Corp.	2,672	44,115
Sterling Bancorp	10,020	119,238
Stock Yards Bancorp, Inc.	2,338	68,433
SunTrust Banks, Inc.	9,352	355,844
Susquehanna Bancshares, Inc.	27,054	275,410
SVB Financial Group*	1,670	182,063
Synovus Financial Corp.	12,859	302,829
Taylor Capital Group, Inc.*	2,672	56,967
TCF Financial Corp.	39,579	625,744
Texas Capital Bancshares, Inc.*	3,674	191,232

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Tompkins Financial Corp.	2,505	$111,422
Trico Bancshares	2,171	48,565
Trustmark Corp.	13,193	303,835
U.S. Bancorp/MN	38,911	1,635,429
UMB Financial Corp.	3,507	198,601
Umpqua Holdings Corp.	37,074	627,292
Union Bankshares Corp.	7,014	167,494
United Bankshares, Inc./WV	11,857	380,373
United Community Banks, Inc./GA	4,509	74,624
Univest Corp of Pennsylvania	4,008	75,831
Valley National Bancorp	40,581	388,766
ViewPoint Financial Group, Inc.	3,841	96,563
Washington Trust Bancorp, Inc.	2,839	97,662
Webster Financial Corp.	21,543	617,638
Wells Fargo & Co.	101,202	5,151,182
WesBanco, Inc.	6,012	179,639
Westamerica Bancorp.	2,505	119,789
Western Alliance Bancorp*	6,847	156,796
Wilshire Bancorp, Inc.	12,358	116,412
Wintrust Financial Corp.	7,682	355,907
Zions Bancorp.	2,672	77,007

		42,988,086
Beverages - 1.2%
The Boston Beer Co., Inc., Class A*	668	147,227
Brown-Forman Corp., Class B	3,006	260,470
Coca-Cola Bottling Co. Consolidated	501	34,980
The Coca-Cola Co.	92,017	3,615,348
Coca-Cola Enterprises, Inc.	5,344	242,885
Constellation Brands, Inc., Class A*	2,672	222,471
Dr. Pepper Snapple Group, Inc.	3,507	206,071
Molson Coors Brewing Co., Class B	2,839	191,718
Monster Beverage Corp.*	2,672	170,901
PepsiCo, Inc.	36,573	3,222,081

		8,314,152

	Shares	Value
Common Stocks - (continued)
Biotechnology - 2.9%
ACADIA Pharmaceuticals, Inc.*	6,847	$138,789
Achillion Pharmaceuticals, Inc.*	20,207	138,418
Acorda Therapeutics, Inc.*	2,505	73,321
Aegerion Pharmaceuticals, Inc.*	2,338	78,580
Agenus, Inc.*	5,678	18,737
Agios Pharmaceuticals, Inc.*	835	33,650
Alexion Pharmaceuticals, Inc.*	4,509	716,886
Alkermes PLC*	2,004	85,691
Alnylam Pharmaceuticals, Inc.*	5,511	297,870
AMAG Pharmaceuticals, Inc.*	1,336	25,504
Amgen, Inc.	18,036	2,297,606
Anacor Pharmaceuticals, Inc.*	3,173	52,830
Arena Pharmaceuticals, Inc.*	16,700	77,321
ARIAD Pharmaceuticals, Inc.*	15,030	86,573
Array BioPharma, Inc.*	7,181	28,724
Arrowhead Research Corp.*	167	2,113
Asterias Biotherapeutics, Inc.*	419	943
Athersys, Inc.*	167	269
AVEO Pharmaceuticals, Inc.*	3,841	4,840
BioCryst Pharmaceuticals, Inc.*	4,342	54,362
Biogen Idec, Inc.*	5,511	1,842,823
BioMarin Pharmaceutical, Inc.*	3,674	227,127
Bluebird Bio, Inc.*	1,336	44,622
Catalyst Pharmaceutical Partners, Inc.*	3,173	7,203
Celgene Corp.*	18,370	1,600,945
Celldex Therapeutics, Inc.*	6,346	83,069
Cel-Sci Corp.*	11,356	13,059
Celsion Corp.*	668	2,271
Cepheid*	6,179	232,578
ChemoCentryx, Inc.*	4,676	25,718
Chimerix, Inc.*	2,672	60,708

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Clovis Oncology, Inc.*	6,680	$243,486
Coronado Biosciences, Inc.*	21,209	33,086
CTI BioPharma Corp.*	7,849	20,329
Cubist Pharmaceuticals, Inc.*	3,841	233,917
Curis, Inc.*	167	324
Cyclacel Pharmaceuticals, Inc.*	167	518
Cytori Therapeutics, Inc.*	8,350	17,117
CytRx Corp.*	4,509	14,699
Dendreon Corp.*	41,583	86,077
Discovery Laboratories, Inc.*	167	262
Durata Therapeutics, Inc.*	2,004	25,771
Dyax Corp.*	10,688	100,681
Dynavax Technologies Corp.*	3,841	5,685
Emergent Biosolutions, Inc.*	2,004	44,088
Enanta Pharmaceuticals, Inc.*	167	6,281
EPIRUS Biopharmaceuticals, Inc.*	867	7,083
Epizyme, Inc.*	1,169	36,613
Exact Sciences Corp.*	8,350	130,344
Exelixis, Inc.*	1,670	6,747
Five Prime Therapeutics, Inc.*	334	4,008
Foundation Medicine, Inc.*	668	15,043
Galena Biopharma, Inc.*	3,173	9,011
Genomic Health, Inc.*	1,336	34,041
Geron Corp.*	10,187	24,500
Gilead Sciences, Inc.*	35,738	3,271,814
GTx, Inc.*	501	606
Halozyme Therapeutics, Inc.*	6,346	61,810
Idenix Pharmaceuticals, Inc.*	14,529	354,798
Idera Pharmaceuticals, Inc.*	3,507	8,873
ImmunoCellular Therapeutics Ltd.*	22,044	21,603
ImmunoGen, Inc.*	8,684	93,614
Immunomedics, Inc.*	11,690	37,876
Incyte Corp.*	6,680	317,768

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Infinity Pharmaceuticals, Inc.*	10,855	$98,672
Inovio Pharmaceuticals, Inc.*	3,674	37,107
Insmed, Inc.*	2,672	45,664
Insys Therapeutics, Inc.*	167	4,514
Intercept Pharmaceuticals, Inc.*	334	77,608
InterMune, Inc.*	9,018	395,620
Intrexon Corp.*	1,002	22,134
Ironwood Pharmaceuticals, Inc.*	11,857	175,484
Isis Pharmaceuticals, Inc.*	10,688	331,221
IsoRay, Inc.*	4,676	11,456
Karyopharm Therapeutics, Inc.*	501	17,380
Keryx Biopharmaceuticals, Inc.*	7,348	110,587
KYTHERA Biopharmaceuticals, Inc.*	668	22,431
Lexicon Pharmaceuticals, Inc.*	29,559	43,452
Ligand Pharmaceuticals, Inc.*	2,171	106,748
MacroGenics, Inc.*	1,002	20,341
Mast Therapeutics, Inc.*	31,396	18,053
Medivation, Inc.*	1,503	111,568
MEI Pharma, Inc.*	4,175	27,096
Merrimack Pharmaceuticals, Inc.*	9,352	55,270
MiMedx Group, Inc.*	668	4,616
Momenta Pharmaceuticals, Inc.*	2,505	26,653
Myriad Genetics, Inc.*	8,350	301,435
Nanosphere, Inc.*	28,390	43,153
NanoViricides, Inc.*	3,841	15,594
Navidea Biopharmaceuticals, Inc.*	11,857	15,770
NeoStem, Inc.*	2,171	13,395
Neuralstem, Inc.*	5,845	16,717
Neurocrine Biosciences, Inc.*	7,682	104,322
NewLink Genetics Corp.*	2,004	42,445
Northwest Biotherapeutics, Inc.*	2,505	16,533
Novavax, Inc.*	15,865	68,695

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
NPS Pharmaceuticals, Inc.*	8,183	$228,633
Ohr Pharmaceutical, Inc.*	1,837	16,533
OncoGenex Pharmaceutical, Inc.*	167	504
OncoMed Pharmaceuticals, Inc.*	668	14,422
Onconova Therapeutics, Inc.*	3,841	18,667
Oncothyreon, Inc.*	20,875	56,989
OPKO Health, Inc.*	11,188	98,681
Orexigen Therapeutics, Inc.*	9,686	48,333
Osiris Therapeutics, Inc.*	2,338	34,602
OXiGENE, Inc.*	5,678	14,365
Oxygen Biotherapeutics, Inc.*	6,346	23,480
PDL BioPharma, Inc.	32,899	308,593
Peregrine Pharmaceuticals, Inc.*	23,714	35,808
Pharmacyclics, Inc.*	1,670	201,135
Portola Pharmaceuticals, Inc.*	668	16,794
Progenics Pharmaceuticals, Inc.*	3,340	15,965
Protalix BioTherapeutics, Inc.*	5,678	18,681
PTC Therapeutics, Inc.*	1,670	44,121
Puma Biotechnology, Inc.*	2,839	629,463
Raptor Pharmaceutical Corp.*	4,342	37,385
Receptos, Inc.*	1,169	48,408
Regeneron Pharmaceuticals, Inc.*	1,837	580,896
Regulus Therapeutics, Inc.*	1,503	9,604
Repligen Corp.*	2,171	45,526
Rexahn Pharmaceuticals, Inc.*	16,032	12,026
Rigel Pharmaceuticals, Inc.*	15,865	51,879
Sangamo BioSciences, Inc.*	5,678	67,455
Sarepta Therapeutics, Inc.*	3,340	71,276
Seattle Genetics, Inc.*	2,839	99,933
Sorrento Therapeutics, Inc.*	2,338	12,719

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Spectrum Pharmaceuticals, Inc.*	8,851	$62,311
StemCells, Inc.*	17,702	29,562
Stemline Therapeutics, Inc.*	3,006	38,507
Sunesis Pharmaceuticals, Inc.*	4,008	26,373
Synageva BioPharma Corp.*	1,837	125,669
Synergy Pharmaceuticals, Inc.*	10,688	39,011
Synta Pharmaceuticals Corp.*	2,839	11,214
TG Therapeutics, Inc.*	2,839	22,456
Threshold Pharmaceuticals, Inc.*	668	2,812
United Therapeutics Corp.*	2,004	182,244
Vanda Pharmaceuticals, Inc.*	3,841	56,463
Venaxis, Inc.*	5,344	10,100
Vertex Pharmaceuticals, Inc.*	6,513	579,071
Vical, Inc.*	12,191	15,970
XOMA Corp.*	7,181	27,862
ZIOPHARM Oncology, Inc.*	7,515	23,522

		20,139,380
Building Products - 0.3%
A.O. Smith Corp.	4,509	210,570
AAON, Inc.	4,257	83,513
American Woodmark Corp.*	1,002	29,459
Apogee Enterprises, Inc.	2,171	70,449
Armstrong World Industries, Inc.*	3,674	178,850
Builders FirstSource, Inc.*	3,507	20,832
Fortune Brands Home & Security, Inc.	2,505	94,664
Gibraltar Industries, Inc.*	7,348	107,942
Griffon Corp.	5,177	55,756
Insteel Industries, Inc.	1,002	18,387
Lennox International, Inc.	3,841	327,714
Masco Corp.	7,014	145,891
NCI Building Systems, Inc.*	1,002	16,794

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Nortek, Inc.*	1,169	$93,251
Owens Corning	1,670	56,863
Patrick Industries, Inc.*	1,837	76,511
Ply Gem Holdings, Inc.*	7,181	59,818
Quanex Building Products Corp.	2,839	48,518
Simpson Manufacturing Co., Inc.	4,175	126,962
Trex Co., Inc.*	2,171	61,114
Universal Forest Products, Inc.	1,503	65,801
USG Corp.*	6,179	163,435

		2,113,094
Capital Markets - 1.9%
Affiliated Managers Group, Inc.*	1,169	232,923
Ameriprise Financial, Inc.	3,674	439,410
Arlington Asset Investment Corp., Class A	3,507	91,463
Artisan Partners Asset Management, Inc., Class A	668	34,803
The Bank of New York Mellon Corp.	26,887	1,049,669
BGC Partners, Inc., Class A	39,245	307,288
BlackRock, Inc.	2,839	865,128
Calamos Asset Management, Inc., Class A	4,843	57,438
The Charles Schwab Corp.	27,555	764,651
Cohen & Steers, Inc.	1,837	76,254
Cowen Group, Inc., Class A*	19,706	78,824
Diamond Hill Investment Group, Inc.	334	42,679
E*TRADE Financial Corp.*	17,368	365,075
Eaton Vance Corp.	1,503	52,800
Evercore Partners, Inc., Class A	2,672	145,784
FBR & Co.*	501	14,008
Federated Investors, Inc., Class B	13,026	367,594
Financial Engines, Inc.	3,507	136,598
Franklin Resources, Inc.	9,352	506,411
FXCM, Inc., Class A	3,340	45,491

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
GAMCO Investors, Inc., Class A	501	$38,392
GFI Group, Inc.	9,519	43,121
The Goldman Sachs Group, Inc.	9,519	1,645,550
Greenhill & Co., Inc.	1,503	68,792
HFF, Inc., Class A	2,672	90,741
ICG Group, Inc.*	3,340	56,513
INTL. FCStone, Inc.*	1,837	36,005
Invesco Ltd.	10,354	389,621
Investment Technology Group, Inc.*	5,678	103,851
Janus Capital Group, Inc.	28,724	327,166
KCG Holdings, Inc., Class A*	22,044	251,742
Legg Mason, Inc.	2,338	110,938
LPL Financial Holdings, Inc.	1,336	63,433
Manning & Napier, Inc.	3,173	54,417
Morgan Stanley	29,726	961,339
Northern Trust Corp.‡	5,845	390,972
NorthStar Asset Management Group, Inc./NY*	1	9
Piper Jaffray Cos.*	3,841	198,196
Raymond James Financial, Inc.	1,670	85,087
Safeguard Scientifics, Inc.*	2,839	56,354
SEI Investments Co.	3,006	107,675
State Street Corp.	11,523	811,680
Stifel Financial Corp.*	13,193	604,108
T Rowe Price Group, Inc.	6,346	492,830
TD Ameritrade Holding Corp.	4,175	134,101
Virtus Investment Partners, Inc.	668	136,973
Waddell & Reed Financial, Inc., Class A	1,169	61,712
Walter Investment Management Corp.*	7,014	193,446
WisdomTree Investments, Inc.*	8,016	82,244

		13,271,299

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - 2.5%
A Schulman, Inc.	7,014	$278,736
Advanced Emissions Solutions, Inc.*	3,841	82,159
Air Products & Chemicals, Inc.	4,509	594,963
Airgas, Inc.	1,336	142,845
Albemarle Corp.	2,338	143,413
American Vanguard Corp.	5,845	74,173
Ashland, Inc.	1,169	122,336
Axiall Corp.	15,698	672,345
Balchem Corp.	2,505	125,250
Cabot Corp.	14,362	752,425
Calgon Carbon Corp.*	5,511	116,833
Celanese Corp.	2,004	116,653
CF Industries Holdings, Inc.	835	209,034
Chemtura Corp.*	15,030	349,598
Cytec Industries, Inc.	3,841	387,365
The Dow Chemical Co.	22,879	1,168,431
E.I. du Pont de Nemours & Co.	20,708	1,331,731
Eastman Chemical Co.	2,672	210,500
Ecolab, Inc.	5,678	616,233
Ferro Corp.*	10,187	127,745
Flotek Industries, Inc.*	4,342	125,267
FMC Corp.	2,505	163,376
FutureFuel Corp.	1,837	28,951
HB Fuller Co.	4,676	208,783
Huntsman Corp.	3,173	82,657
Innophos Holdings, Inc.	3,841	232,112
Innospec, Inc.	3,340	134,301
International Flavors & Fragrances, Inc.	1,169	118,057
Intrepid Potash, Inc.*	4,843	71,725
Koppers Holdings, Inc.	3,340	120,340
Kraton Performance Polymers, Inc.*	7,348	151,442
Kronos Worldwide, Inc.	1,169	17,430
Landec Corp.*	6,012	73,407
LSB Industries, Inc.*	5,010	192,935
LyondellBasell Industries N.V., Class A	7,014	745,237
Minerals Technologies, Inc.	3,173	184,256
Monsanto Co.	12,525	1,416,452

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
The Mosaic Co.	9,018	$415,820
NewMarket Corp.	167	64,629
Olin Corp.	17,034	452,593
OM Group, Inc.	3,340	94,422
Omnova Solutions, Inc.*	10,020	80,861
PolyOne Corp.	10,020	380,259
PPG Industries, Inc.	2,839	563,144
Praxair, Inc.	7,014	898,774
Quaker Chemical Corp.	1,837	129,711
Rentech, Inc.*	31,229	67,767
Rockwood Holdings, Inc.	1,336	105,464
RPM International, Inc.	2,171	95,915
The Scotts Miracle-Gro Co., Class A	3,006	159,919
Sensient Technologies Corp.	9,352	490,980
The Sherwin-Williams Co.	1,837	378,845
Sigma-Aldrich Corp.	2,004	201,242
Stepan Co.	2,338	112,505
Taminco Corp.*	501	10,471
Tredegar Corp.	2,672	52,211
Tronox Ltd., Class A	12,859	341,278
The Valspar Corp.	1,336	100,267
W.R. Grace & Co.*	1,336	121,576
Westlake Chemical Corp.	1,002	87,565
Zep, Inc.	2,338	36,449

		17,132,163
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	9,853	242,482
ACCO Brands Corp.*	18,537	122,715
The ADT Corp.	1,670	58,116
ARC Document Solutions, Inc.*	4,509	24,574
Brady Corp., Class A	9,686	253,289
The Brink’s Co.	9,352	251,008
Ceco Environmental Corp.	1,002	13,607
Cenveo, Inc.*	10,688	36,018
Cintas Corp.	2,338	146,359
Clean Harbors, Inc.*	668	38,497
Copart, Inc.*	2,004	66,893
Covanta Holding Corp.	11,690	238,710
Deluxe Corp.	11,857	652,254

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Ennis, Inc.	3,841	$54,465
G&K Services, Inc., Class A	1,336	64,248
Healthcare Services Group, Inc.	7,181	187,711
Herman Miller, Inc.	7,181	209,972
HNI Corp.	5,010	177,053
InnerWorkings, Inc.*	835	6,805
Interface, Inc.	4,342	68,821
Iron Mountain, Inc.	3,507	117,520
KAR Auction Services, Inc.	5,678	166,422
Kimball International, Inc., Class B	6,680	105,344
Knoll, Inc.	5,010	84,218
McGrath RentCorp	2,171	75,008
Mobile Mini, Inc.	3,841	145,036
MSA Safety, Inc.	3,006	155,651
Multi-Color Corp.	3,006	118,346
Performant Financial Corp.*	1,503	14,414
Pitney Bowes, Inc.	13,694	370,560
Quad/Graphics, Inc.	4,008	84,649
R.R. Donnelley & Sons Co.	37,575	652,302
Republic Services, Inc.	5,177	196,364
Rollins, Inc.	1,503	42,550
SP Plus Corp.*	835	16,366
Steelcase, Inc., Class A	13,026	196,693
Stericycle, Inc.*	2,004	235,771
Team, Inc.*	1,336	52,919
Tetra Tech, Inc.	14,362	348,709
Tyco International Ltd.	9,519	410,745
UniFirst Corp.	1,503	146,107
United Stationers, Inc.	7,348	283,486
US Ecology, Inc.	1,837	83,143
Viad Corp.	1,503	31,894
Waste Connections, Inc.	2,004	94,869
Waste Management, Inc.	10,187	457,294
West Corp.	3,507	90,375

		7,690,352

	Shares	Value
Common Stocks - (continued)
Communications Equipment - 1.6%
ADTRAN, Inc.	2,672	$59,425
Alliance Fiber Optic Products, Inc.	1,336	17,876
ARRIS Group, Inc.*	23,714	810,307
Aruba Networks, Inc.*	6,847	122,287
Black Box Corp.	2,338	48,397
Brocade Communications Systems, Inc.	36,239	333,761
CalAmp Corp.*	1,837	31,247
Calix, Inc.*	3,173	29,477
Ciena Corp.*	9,519	185,906
Cisco Systems, Inc.	111,055	2,801,918
Comtech Telecommunications Corp.	2,171	73,380
Digi International, Inc.*	1,503	12,415
EchoStar Corp., Class A*	2,505	127,003
Emulex Corp.*	501	2,946
Extreme Networks, Inc.*	12,191	57,298
F5 Networks, Inc.*	1,002	112,815
Finisar Corp.*	7,181	141,681
Harmonic, Inc.*	16,032	96,192
Harris Corp.	1,837	125,412
Infinera Corp.*	12,024	110,621
InterDigital, Inc.	4,008	176,713
Ixia*	4,509	48,246
JDS Uniphase Corp.*	14,529	172,459
Juniper Networks, Inc.*	7,849	184,765
Motorola Solutions, Inc.	5,177	329,671
NETGEAR, Inc.*	8,851	277,125
Oclaro, Inc.*	14,028	26,092
Oplink Communications, Inc.*	1,336	25,464
Palo Alto Networks, Inc.*	2,004	162,043
ParkerVision, Inc.*	9,018	11,273
Plantronics, Inc.	4,175	196,100
Polycom, Inc.*	14,195	181,980
Procera Networks, Inc.*	167	1,672
QUALCOMM, Inc.	39,412	2,904,664
Riverbed Technology, Inc.*	19,706	352,737
Ruckus Wireless, Inc.*	1,169	15,092
ShoreTel, Inc.*	10,187	62,956
Sonus Networks, Inc.*	25,384	89,606
Tessco Technologies, Inc.	501	15,281

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
Ubiquiti Networks, Inc.*	1,169	$44,691
ViaSat, Inc.*	3,507	205,054
xG Technology, Inc.*	4,509	10,055

		10,794,103
Construction & Engineering - 0.6%
AECOM Technology Corp.*	22,211	754,063
Aegion Corp.*	9,519	218,080
Ameresco, Inc., Class A*	334	2,512
Argan, Inc.	2,338	79,258
Chicago Bridge & Iron Co. N.V.	2,505	148,597
Comfort Systems USA, Inc.	3,173	47,278
Dycom Industries, Inc.*	2,839	79,833
EMCOR Group, Inc.	11,523	471,636
Fluor Corp.	3,173	231,217
Foster Wheeler AG	10,855	357,781
Furmanite Corp.*	3,006	27,505
Granite Construction, Inc.	3,841	125,025
Great Lakes Dredge & Dock Corp.*	4,843	34,967
Jacobs Engineering Group, Inc.*	3,841	195,161
KBR, Inc.	4,843	100,056
Layne Christensen Co.*	167	1,812
MasTec, Inc.*	13,527	367,799
MYR Group, Inc.*	4,509	111,868
Northwest Pipe Co.*	1,670	59,870
Orion Marine Group, Inc.*	3,340	36,105
Pike Corp.*	167	1,346
Primoris Services Corp.	3,841	91,723
Quanta Services, Inc.*	4,509	151,006
Tutor Perini Corp.*	8,517	231,918
URS Corp.	2,338	133,897

		4,060,313
Construction Materials - 0.1%
Eagle Materials, Inc.	2,171	197,170
Headwaters, Inc.*	7,014	74,980
Martin Marietta Materials, Inc.	2,301	285,853
US Concrete, Inc.*	835	21,368
Vulcan Materials Co.	3,006	189,769

		769,140

	Shares	Value
Common Stocks - (continued)
Consumer Finance - 0.7%
American Express Co.	20,374	$1,792,912
Capital One Financial Corp.	10,521	836,840
Cash America International, Inc.	5,845	259,460
Consumer Portfolio Services, Inc.*	334	2,425
Credit Acceptance Corp.*	2,004	227,905
Discover Financial Services	8,517	520,048
Encore Capital Group, Inc.*	4,008	170,260
Ezcorp, Inc., Class A*	6,179	60,492
First Cash Financial Services, Inc.*	2,505	141,307
Green Dot Corp., Class A*	6,513	117,169
Nelnet, Inc., Class A	4,008	165,250
Portfolio Recovery Associates, Inc.*	5,344	315,082
Santander Consumer USA Holdings, Inc.	2,839	54,424
SLM Corp.	5,177	45,868
Springleaf Holdings, Inc.*	3,841	100,557
World Acceptance Corp.*	2,171	176,025

		4,986,024
Containers & Packaging - 0.5%
AEP Industries, Inc.*	334	13,610
AptarGroup, Inc.	1,169	71,426
Avery Dennison Corp.	1,670	78,841
Ball Corp.	2,171	132,995
Bemis Co., Inc.	1,169	45,603
Berry Plastics Group, Inc.*	19,873	482,715
Crown Holdings, Inc.*	2,004	93,286
Graphic Packaging Holding Co.*	54,776	657,312
Greif, Inc., Class A	6,346	318,442
MeadWestvaco Corp.	3,674	153,573
Myers Industries, Inc.	6,012	111,102
Owens-Illinois, Inc.*	2,505	78,131
Packaging Corp. of America	1,670	110,487
Rock-Tenn Co., Class A	1,837	182,653

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
Sealed Air Corp.	3,674	$118,009
Silgan Holdings, Inc.	11,022	542,503
Sonoco Products Co.	1,670	65,364

		3,256,052
Distributors - 0.2%
Core-Mark Holding Co., Inc.	5,344	252,237
Genuine Parts Co.	3,841	318,112
LKQ Corp.*	7,682	200,923
Pool Corp.	4,509	246,913
VOXX International Corp.*	2,171	21,514

		1,039,699
Diversified Consumer Services - 0.5%
American Public Education, Inc.*	668	23,848
Apollo Education Group, Inc.*	22,712	634,346
Ascent Capital Group, Inc., Class A*	3,340	207,013
Bridgepoint Education, Inc.*	1,503	18,051
Bright Horizons Family Solutions, Inc.*	1,002	41,653
Capella Education Co.	1,503	96,132
Career Education Corp.*	8,517	43,522
Carriage Services, Inc.	1,670	26,937
Chegg, Inc.*	3,006	19,329
Corinthian Colleges, Inc.*	33,734	7,084
DeVry Education Group, Inc.	8,684	347,099
Education Management Corp.*	6,680	8,617
Graham Holdings Co., Class B	334	229,041
Grand Canyon Education, Inc.*	4,175	179,525
H&R Block, Inc.	5,511	177,068
ITT Educational Services, Inc.*	1,670	23,764
K12, Inc.*	5,678	132,354
LifeLock, Inc.*	2,672	37,087
Matthews International Corp., Class A	5,511	239,673
Regis Corp.	3,507	48,853
Service Corp. International	9,018	189,378

	Shares	Value
Common Stocks - (continued)
Diversified Consumer Services - (continued)
Sotheby’s	5,010	$198,647
Steiner Leisure Ltd.*	2,004	79,980
Strayer Education, Inc.*	2,672	138,463
Universal Technical Institute, Inc.	501	5,997
Weight Watchers International, Inc.	7,515	163,000

		3,316,461
Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B*	43,420	5,446,171
CBOE Holdings, Inc.	4,008	194,268
CME Group, Inc.	8,517	629,747
Gain Capital Holdings, Inc.	3,340	21,242
Interactive Brokers Group, Inc., Class A	8,350	192,175
Intercontinental Exchange, Inc.	2,839	545,805
Leucadia National Corp.	7,682	189,827
MarketAxess Holdings, Inc.	3,340	187,808
McGraw Hill Financial, Inc.	5,010	401,902
Moody’s Corp.	4,175	363,225
MSCI, Inc.*	2,171	98,238
The NASDAQ OMX Group, Inc.	1,670	70,457
PHH Corp.*	11,356	265,163
PICO Holdings, Inc.*	1,837	40,690
Voya Financial, Inc.	668	24,783

		8,671,501
Diversified Telecommunication Services - 1.5%
8x8, Inc.*	4,175	33,734
Alaska Communications Systems Group, Inc.*	334	615
AT&T, Inc.	110,387	3,928,673
Atlantic Tele-Network, Inc.	1,837	107,483
CenturyLink, Inc.	12,024	471,822
Cincinnati Bell, Inc.*	22,211	84,624
Cogent Communications Holdings, Inc.	3,507	121,728
Consolidated Communications Holdings, Inc.	3,340	74,749

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Frontier Communications Corp.	20,875	$136,731
General Communication, Inc., Class A*	3,507	38,717
IDT Corp., Class B	2,839	44,260
inContact, Inc.*	4,008	32,024
Inteliquent, Inc.	1,837	19,491
Iridium Communications, Inc.*	17,201	140,704
Level 3 Communications, Inc.*	3,173	139,549
Lumos Networks Corp.	2,338	35,865
ORBCOMM, Inc.*	2,839	17,829
Premiere Global Services, Inc.*	10,354	135,637
tw telecom inc*	2,672	108,857
Verizon Communications, Inc.	87,842	4,428,994
Vonage Holdings Corp.*	24,382	84,849
Windstream Holdings, Inc.	10,020	114,829

		10,301,764
Electric Utilities - 1.7%
ALLETE, Inc.	4,175	195,891
American Electric Power Co., Inc.	9,018	468,846
Cleco Corp.	6,179	344,417
Duke Energy Corp.	15,364	1,108,205
Edison International	6,012	329,458
El Paso Electric Co.	11,022	406,161
The Empire District Electric Co.	8,183	200,565
Entergy Corp.	3,674	267,577
Exelon Corp.	17,535	544,988
FirstEnergy Corp.	9,018	281,452
Great Plains Energy, Inc.	2,171	53,819
Hawaiian Electric Industries, Inc.	22,044	520,679
IDACORP, Inc.	11,189	599,171
ITC Holdings Corp.	2,505	90,430
MGE Energy, Inc.	4,509	169,629
NextEra Energy, Inc.	9,686	909,419
Northeast Utilities	7,014	307,915
NRG Yield, Inc., Class A	1,169	61,080
OGE Energy Corp.	2,839	102,062

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Otter Tail Corp.	4,175	$116,733
Pepco Holdings, Inc.	6,847	183,842
Pinnacle West Capital Corp.	2,672	142,925
PNM Resources, Inc.	19,205	492,608
Portland General Electric Co.	18,203	581,222
PPL Corp.	12,525	413,200
The Southern Co.	22,044	954,285
UIL Holdings Corp.	12,191	428,026
Unitil Corp.	2,672	85,504
UNS Energy Corp.	11,022	665,949
Westar Energy, Inc.	1,503	54,168
Xcel Energy, Inc.	9,686	298,329

		11,378,555
Electrical Equipment - 0.7%
Acuity Brands, Inc.	1,837	197,055
American Superconductor Corp.*	17,368	34,562
AMETEK, Inc.	4,676	227,675
AZZ, Inc.	2,338	102,030
The Babcock & Wilcox Co.	2,004	62,204
Broadwind Energy, Inc.*	1,169	10,141
Capstone Turbine Corp.*	23,547	32,730
Eaton Corp. PLC	11,022	748,614
Emerson Electric Co.	14,863	946,030
Encore Wire Corp.	1,503	63,036
EnerSys	8,183	519,048
Enphase Energy, Inc.*	1,670	17,201
Franklin Electric Co., Inc.	3,173	116,291
FuelCell Energy, Inc.*	13,527	33,547
Generac Holdings, Inc.*	3,006	130,461
General Cable Corp.	7,014	155,921
Global Power Equipment Group, Inc.	668	11,002
GrafTech International Ltd.*	10,521	88,376
Hubbell, Inc., Class B	835	97,645
Plug Power, Inc.*	10,020	54,308
Polypore International, Inc.*	3,674	158,349
Powell Industries, Inc.	835	48,772

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Real Goods Solar, Inc., Class A*	3,674	$8,193
Regal-Beloit Corp.	3,340	234,769
Revolution Lighting Technologies, Inc.*	3,173	6,727
Rockwell Automation, Inc.	2,672	298,356
Sensata Technologies Holding N.V.*	2,338	108,109
SolarCity Corp.*	1,336	95,564
Thermon Group Holdings, Inc.*	3,006	73,286

		4,680,002
Electronic Equipment, Instruments & Components - 1.4%
Amphenol Corp., Class A	3,173	305,147
Anixter International, Inc.	5,678	488,138
Arrow Electronics, Inc.*	1,837	106,454
Avnet, Inc.	2,839	120,175
AVX Corp.	11,356	154,442
Badger Meter, Inc.	1,169	58,333
Belden, Inc.	4,509	306,161
Benchmark Electronics, Inc.*	12,525	302,479
Checkpoint Systems, Inc.*	4,342	53,146
Cognex Corp.*	7,014	287,434
Coherent, Inc.*	2,004	118,056
Control4 Corp.*	835	14,036
Corning, Inc.	24,549	482,388
CTS Corp.	6,012	104,549
Daktronics, Inc.	2,839	31,513
Dolby Laboratories, Inc., Class A*	1,002	44,729
DTS, Inc.*	334	6,042
Electro Scientific Industries, Inc.	9,686	57,922
Fabrinet*	6,012	111,823
FARO Technologies, Inc.*	1,169	59,186
FEI Co.	2,505	191,883
Flextronics International Ltd.*	6,847	71,140
FLIR Systems, Inc.	3,674	122,271
GSI Group, Inc.*	2,505	28,883
II-VI, Inc.*	7,014	96,232
Ingram Micro, Inc., Class A*	14,362	412,189

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Insight Enterprises, Inc.*	10,020	$263,225
InvenSense, Inc.*	6,346	146,021
IPG Photonics Corp.*	3,006	202,454
Itron, Inc.*	4,008	144,208
Jabil Circuit, Inc.	167	3,333
Kemet Corp.*	8,183	40,342
Knowles Corp.*	6,683	194,342
Littelfuse, Inc.	1,837	159,672
Maxwell Technologies, Inc.*	2,171	23,621
Measurement Specialties, Inc.*	1,503	129,243
Mercury Systems, Inc.*	2,839	31,371
Mesa Laboratories, Inc.	167	12,771
Methode Electronics, Inc.	3,340	106,813
MTS Systems Corp.	1,336	88,176
National Instruments Corp.	1,670	53,173
Neonode, Inc.*	167	454
Newport Corp.*	3,507	60,706
OSI Systems, Inc.*	1,503	99,649
Park Electrochemical Corp.	835	23,514
PC Connection, Inc.	3,173	64,824
Plexus Corp.*	7,515	295,565
RealD, Inc.*	4,676	49,425
Rofin-Sinar Technologies, Inc.*	2,505	54,684
Rogers Corp.*	1,837	105,370
Sanmina Corp.*	19,372	451,174
ScanSource, Inc.*	6,012	215,290
SYNNEX Corp.*	6,346	409,317
TE Connectivity Ltd.	8,350	516,782
Tech Data Corp.*	8,517	534,782
Trimble Navigation Ltd.*	5,678	175,450
TTM Technologies, Inc.*	8,350	62,709
Uni-Pixel, Inc.*	3,173	24,305
Universal Display Corp.*	3,006	92,164
Vishay Intertechnology, Inc.	35,738	526,421
Zebra Technologies Corp., Class A*	4,843	387,779

		9,883,880

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc.*	13,193	$635,243
Baker Hughes, Inc.	8,183	562,745
Basic Energy Services, Inc.*	6,179	148,234
Bristow Group, Inc.	3,340	238,376
C&J Energy Services, Inc.*	9,352	280,186
Cal Dive International, Inc.*	33,233	36,224
Cameron International Corp.*	3,841	272,365
CARBO Ceramics, Inc.	1,837	228,780
Core Laboratories N.V.	668	97,815
Dawson Geophysical Co.	1,336	33,534
Diamond Offshore Drilling, Inc.	2,505	117,209
Dresser-Rand Group, Inc.*	1,169	69,567
Dril-Quip, Inc.*	668	67,314
Ensco PLC, Class A	6,012	304,508
Era Group, Inc.*	1,336	35,805
Exterran Holdings, Inc.	6,513	275,174
FMC Technologies, Inc.*	5,344	324,915
Forum Energy Technologies, Inc.*	14,696	489,230
Geospace Technologies Corp.*	3,006	120,961
Gulfmark Offshore, Inc., Class A	5,177	198,124
Halliburton Co.	16,199	1,117,569
Helix Energy Solutions Group, Inc.*	13,026	331,251
Helmerich & Payne, Inc.	1,837	195,200
Hercules Offshore, Inc.*	39,579	139,714
Hornbeck Offshore Services, Inc.*	7,014	306,512
ION Geophysical Corp.*	19,539	73,271
Key Energy Services, Inc.*	17,034	104,589
Matrix Service Co.*	4,175	112,099
Nabors Industries Ltd.	3,173	86,179
National Oilwell Varco, Inc.	8,016	649,617
Natural Gas Services Group, Inc.*	1,336	41,683
Newpark Resources, Inc.*	19,205	234,877
Noble Corp. PLC	6,179	193,835

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Nuverra Environmental Solutions, Inc.*	3,340	$62,191
Oceaneering International, Inc.	1,670	113,410
Oil States International, Inc.*	835	51,177
Parker Drilling Co.*	22,879	141,392
Patterson-UTI Energy, Inc.	13,360	458,916
PHI, Inc.*	2,839	111,998
Pioneer Energy Services Corp.*	15,030	221,091
RigNet, Inc.*	668	37,154
RPC, Inc.	11,022	247,995
Schlumberger Ltd.	28,056	3,040,990
SEACOR Holdings, Inc.*	4,175	317,133
Superior Energy Services, Inc.	2,839	95,390
Tesco Corp.	6,346	123,874
TETRA Technologies, Inc.*	15,030	165,480
Tidewater, Inc.	10,855	513,116
Unit Corp.*	9,853	624,188
Willbros Group, Inc.*	5,845	67,744

		14,515,944
Food & Staples Retailing - 1.6%
The Andersons, Inc.	5,177	279,662
Casey’s General Stores, Inc.	3,674	243,109
The Chefs’ Warehouse, Inc*	501	8,803
Costco Wholesale Corp.	10,521	1,236,638
CVS Caremark Corp.	26,052	1,989,331
Fairway Group Holdings Corp.*	3,173	18,657
The Fresh Market, Inc.*	2,672	79,973
Ingles Markets, Inc., Class A	2,004	49,138
The Kroger Co.	13,026	638,013
The Pantry, Inc.*	4,008	71,783
PriceSmart, Inc.	1,336	109,953
Rite Aid Corp.*	44,422	297,183
Roundy’s, Inc.	5,678	27,425
Safeway, Inc.	3,006	103,587
SpartanNash Co.	7,348	154,014

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Sprouts Farmers Market, Inc.*	2,338	$71,332
SUPERVALU, Inc.*	43,420	398,161
Susser Holdings Corp.*	1,670	133,884
Sysco Corp.	12,191	435,097
United Natural Foods, Inc.*	3,841	225,159
Walgreen Co.	19,706	1,355,182
Wal-Mart Stores, Inc.	39,746	2,924,511
Weis Markets, Inc.	1,670	71,242
Whole Foods Market, Inc.	9,018	344,668

		11,266,505
Food Products - 1.6%
Annie’s, Inc.*	835	24,365
Archer-Daniels-Midland Co.	12,358	573,411
B&G Foods, Inc.	4,843	135,943
Boulder Brands, Inc.*	4,509	51,177
Bunge Ltd.	3,507	276,492
Calavo Growers, Inc.	1,336	46,079
Cal-Maine Foods, Inc.	3,841	273,479
Campbell Soup Co.	4,509	187,529
Chiquita Brands International, Inc.*	8,350	80,076
ConAgra Foods, Inc.	10,354	311,966
Darling Ingredients, Inc.*	35,905	672,142
Dean Foods Co.	12,024	184,208
Diamond Foods, Inc.*	2,672	71,770
Flowers Foods, Inc.	5,678	108,393
Fresh Del Monte Produce, Inc.	8,851	264,999
General Mills, Inc.	14,696	737,004
The Hain Celestial Group, Inc.*	3,173	271,292
The Hershey Co.	3,340	294,421
Hillshire Brands Co.	2,505	157,239
Hormel Foods Corp.	2,672	120,935
Ingredion, Inc.	835	61,481
J&J Snack Foods Corp.	1,503	135,405
The JM Smucker Co.	2,505	249,598
Kellogg Co.	6,847	409,656
Keurig Green Mountain, Inc.	3,006	358,556
Kraft Foods Group, Inc.	14,696	787,485

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Lancaster Colony Corp.	2,004	$175,049
Limoneira Co.	167	3,682
McCormick & Co., Inc.	3,340	219,705
Mead Johnson Nutrition Co.	4,676	427,573
Mondelez International, Inc., Class A	39,078	1,406,808
Omega Protein Corp.*	4,843	67,899
Pilgrim’s Pride Corp.*	8,684	242,805
Pinnacle Foods, Inc.	2,672	80,507
Post Holdings, Inc.*	3,006	135,030
Sanderson Farms, Inc.	4,843	441,149
Snyder’s-Lance, Inc.	5,344	132,585
Tootsie Roll Industries, Inc.	2,004	52,765
TreeHouse Foods, Inc.*	3,507	257,765
Tyson Foods, Inc., Class A	4,175	155,352
The WhiteWave Foods Co.*	10,521	313,421

		10,957,196
Gas Utilities - 0.4%
AGL Resources, Inc.	2,004	103,487
Atmos Energy Corp.	1,169	56,486
Chesapeake Utilities Corp.	2,171	141,310
The Laclede Group, Inc.	6,012	282,444
National Fuel Gas Co.	1,503	103,572
New Jersey Resources Corp.	10,521	537,413
Northwest Natural Gas Co.	2,505	108,266
ONE Gas, Inc.	3,340	120,240
Piedmont Natural Gas Co., Inc.	5,511	191,177
Questar Corp.	2,004	44,569
South Jersey Industries, Inc.	2,672	143,139
Southwest Gas Corp.	6,346	314,317
UGI Corp.	1,336	64,849
WGL Holdings, Inc.	13,527	527,282

		2,738,551
Health Care Equipment & Supplies - 2.2%
Abaxis, Inc.	1,336	63,340
Abbott Laboratories	37,074	1,561,557
ABIOMED, Inc.*	2,505	64,128
Accuray, Inc.*	6,012	47,314

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Alere, Inc.*	17,034	$681,360
Align Technology, Inc.*	4,175	226,327
Analogic Corp.	835	60,045
AngioDynamics, Inc.*	3,006	43,888
Anika Therapeutics, Inc.*	1,002	42,144
Antares Pharma, Inc.*	3,173	6,473
AtriCure, Inc.*	1,002	16,503
Baxter International, Inc.	14,028	1,047,751
Becton Dickinson and Co.	4,843	562,950
Biolase, Inc.*	668	1,483
Boston Scientific Corp.*	27,388	350,019
C.R. Bard, Inc.	1,336	199,371
Cantel Medical Corp.	2,672	89,592
Cardiovascular Systems, Inc.*	1,670	45,090
CareFusion Corp.*	4,175	182,823
Cerus Corp.*	3,841	13,520
CONMED Corp.	5,177	201,903
The Cooper Cos., Inc.	668	107,468
Covidien PLC	10,354	895,725
Cutera, Inc.*	1,169	11,515
Cyberonics, Inc.*	1,837	109,246
Cynosure, Inc., Class A*	167	3,798
Delcath Systems, Inc.*	168	339
DENTSPLY International, Inc.	2,839	131,786
Derma Sciences, Inc.*	2,839	27,481
DexCom, Inc.*	6,513	245,410
Edwards Lifesciences Corp.*	2,505	226,076
Endologix, Inc.*	3,841	54,350
EnteroMedics, Inc.*	668	855
Fonar Corp.*	1,503	15,451
GenMark Diagnostics, Inc.*	3,340	35,738
Globus Medical, Inc., Class A*	5,177	115,447
Greatbatch, Inc.*	5,010	248,045
Haemonetics Corp.*	2,839	100,983
HeartWare International, Inc.*	1,503	126,568
Hill-Rom Holdings, Inc.	7,014	276,352
Hologic, Inc.*	6,513	169,794

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
ICU Medical, Inc.*	1,169	$68,094
IDEXX Laboratories, Inc.*	1,169	145,517
Insulet Corp.*	4,843	171,152
Integra LifeSciences Holdings Corp.*	4,342	205,898
Intuitive Surgical, Inc.*	1,002	458,465
Invacare Corp.	2,672	40,000
Masimo Corp.*	3,674	88,470
Medtronic, Inc.	23,714	1,464,102
Meridian Bioscience, Inc.	2,672	52,665
Merit Medical Systems, Inc.*	5,010	64,328
Natus Medical, Inc.*	2,505	72,069
Neogen Corp.*	2,839	123,951
NuVasive, Inc.*	3,841	143,577
NxStage Medical, Inc.*	7,181	95,866
OraSure Technologies, Inc.*	6,513	53,602
Orthofix International N.V.*	5,010	165,631
PhotoMedex, Inc.*	1,837	19,821
Quidel Corp.*	2,004	47,835
ResMed, Inc.	3,674	190,093
Rockwell Medical, Inc.*	1,002	10,120
RTI Surgical, Inc.*	14,696	67,161
Sirona Dental Systems, Inc.*	1,169	93,754
The Spectranetics Corp.*	3,674	94,238
St. Jude Medical, Inc.	5,511	359,262
STAAR Surgical Co.*	2,839	36,538
Stereotaxis, Inc.*	835	2,747
STERIS Corp.	6,179	314,388
Stryker Corp.	6,680	532,864
Sunshine Heart, Inc.*	167	832
SurModics, Inc.*	835	15,857
Symmetry Medical, Inc.*	7,181	63,265
Tandem Diabetes Care, Inc.*	2,171	27,116
TearLab Corp.*	5,678	24,756
Teleflex, Inc.	2,338	251,896
Thoratec Corp.*	4,342	141,115
Tornier N.V.*	3,340	69,238
Unilife Corp.*	6,012	15,150

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Varian Medical Systems, Inc.*	2,171	$178,348
Vascular Solutions, Inc.*	1,837	45,319
Volcano Corp.*	1,002	16,543
West Pharmaceutical Services, Inc.	5,010	204,157
Wright Medical Group, Inc.*	5,010	154,408
Zeltiq Aesthetics, Inc.*	167	3,380
Zimmer Holdings, Inc.	3,507	350,945

		15,154,541
Health Care Providers & Services - 2.5%
Acadia Healthcare Co., Inc.*	3,006	143,266
Aetna, Inc.	6,513	504,953
Air Methods Corp.*	3,006	151,051
Alliance HealthCare Services, Inc.*	1,503	42,911
Almost Family, Inc.*	1,670	39,145
Amedisys, Inc.*	4,676	94,362
AmerisourceBergen Corp.	3,841	295,411
AMN Healthcare Services, Inc.*	11,356	148,764
Amsurg Corp.*	7,348	350,940
Bio-Reference Laboratories, Inc.*	2,672	83,874
BioScrip, Inc.*	14,696	110,073
BioTelemetry, Inc.*	2,004	14,429
Brookdale Senior Living, Inc.*	7,465	258,659
Capital Senior Living Corp.*	2,171	53,493
Cardinal Health, Inc.	7,014	502,553
Centene Corp.*	3,507	252,820
Chemed Corp.	4,509	459,242
Cigna Corp.	5,344	481,174
Community Health Systems, Inc.*	3,674	175,250
CorVel Corp.*	668	26,907
DaVita HealthCare Partners, Inc.*	3,340	235,270
The Ensign Group, Inc.	4,509	148,481
ExamWorks Group, Inc.*	4,008	141,442
Express Scripts Holding Co.*	16,366	1,139,892

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Five Star Quality Care, Inc.*	6,513	$29,764
Gentiva Health Services, Inc.*	7,348	132,999
Hanger, Inc.*	2,505	79,283
HCA Holdings, Inc.*	4,509	294,483
Health Net, Inc.*	20,374	839,205
HealthSouth Corp.	9,686	371,264
Healthways, Inc.*	4,509	77,961
Henry Schein, Inc.*	1,670	194,137
Humana, Inc.	2,839	334,008
IPC The Hospitalist Co., Inc.*	501	24,639
Kindred Healthcare, Inc.	12,191	291,365
Laboratory Corp of America Holdings*	2,338	242,427
LHC Group, Inc.*	2,004	47,054
LifePoint Hospitals, Inc.*	11,523	826,430
Magellan Health, Inc.*	6,346	365,530
McKesson Corp.	4,843	929,178
MEDNAX, Inc.*	3,507	207,544
Molina Healthcare, Inc.*	7,682	313,810
MWI Veterinary Supply, Inc.*	1,002	141,543
National Healthcare Corp.	2,171	119,318
Omnicare, Inc.	1,837	114,812
Owens & Minor, Inc.	13,026	431,030
Patterson Cos., Inc.	1,336	52,117
PharMerica Corp.*	7,348	198,323
The Providence Service Corp.*	2,338	92,608
Quest Diagnostics, Inc.	3,340	204,074
Select Medical Holdings Corp.	16,700	259,518
Team Health Holdings, Inc.*	6,680	377,754
Tenet Healthcare Corp.*	2,839	149,814
Triple-S Management Corp., Class B*	2,505	43,286
U.S. Physical Therapy, Inc.	1,002	35,010
UnitedHealth Group, Inc.	20,374	1,651,313
Universal American Corp.	5,511	43,757
Universal Health Services, Inc., Class B	1,169	124,615
VCA, Inc.*	8,851	330,054

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
WellCare Health Plans, Inc.*	10,020	$625,048
WellPoint, Inc.	5,511	605,163

		17,054,600
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc.*	14,362	228,643
athenahealth, Inc.*	1,002	124,649
Castlight Health, Inc., Class B*	1,503	20,155
Cerner Corp.*	8,684	479,357
Computer Programs & Systems, Inc.	1,002	65,952
HealthStream, Inc.*	1,336	33,346
HMS Holdings Corp.*	3,507	64,564
IMS Health Holdings, Inc.*	2,171	56,663
MedAssets, Inc.*	6,680	141,883
Medidata Solutions, Inc.*	3,841	172,230
Merge Healthcare, Inc.*	17,034	41,904
Omnicell, Inc.*	3,006	82,364
Quality Systems, Inc.	5,845	90,656
Veeva Systems, Inc., Class A*	2,672	63,594
Vocera Communications, Inc.*	167	2,099

		1,668,059
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc.*	3,173	190,919
Belmond Ltd., Class A*	7,348	91,115
Biglari Holdings, Inc.*	167	70,977
BJ’s Restaurants, Inc.*	1,837	62,954
Bloomin’ Brands, Inc.*	17,535	343,511
Bob Evans Farms, Inc.	3,674	174,552
Boyd Gaming Corp.*	7,849	86,339
Bravo Brio Restaurant Group, Inc.*	4,008	59,719
Brinker International, Inc.	6,346	284,555
Buffalo Wild Wings, Inc.*	1,670	242,684
Caesars Entertainment Corp.*	7,515	120,240
Carnival Corp.	9,853	356,876
The Cheesecake Factory, Inc.	4,509	193,346

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Chipotle Mexican Grill, Inc.*	668	$449,230
Choice Hotels International, Inc.	2,672	125,290
Churchill Downs, Inc.	1,169	101,118
Chuy’s Holdings, Inc.*	1,336	38,276
Cracker Barrel Old Country Store, Inc.	3,507	340,039
Darden Restaurants, Inc.	3,173	148,338
Del Frisco’s Restaurant Group, Inc.*	2,171	46,286
Denny’s Corp.*	13,026	89,228
DineEquity, Inc.	1,169	94,747
Domino’s Pizza, Inc.	4,008	288,576
Dunkin’ Brands Group, Inc.	2,004	85,891
Einstein Noah Restaurant Group, Inc.	668	10,107
Fiesta Restaurant Group, Inc.*	1,670	75,785
Hyatt Hotels Corp., Class A*	835	49,123
International Game Technology	54,609	924,530
International Speedway Corp., Class A	2,004	60,761
Interval Leisure Group, Inc.	2,839	60,130
Isle of Capri Casinos, Inc.*	5,177	40,950
Jack in the Box, Inc.	3,674	210,116
Jamba, Inc.*	167	1,991
Krispy Kreme Doughnuts, Inc.*	3,674	56,249
Las Vegas Sands Corp.	8,350	616,647
Life Time Fitness, Inc.*	8,517	335,144
The Marcus Corp.	3,674	64,920
Marriott International, Inc., Class A	4,843	313,390
Marriott Vacations Worldwide Corp.*	3,006	172,995
McDonald’s Corp.	24,048	2,273,979
MGM Resorts International*	5,177	138,951
Morgans Hotel Group Co.*	3,173	23,639
Multimedia Games Holding Co., Inc.*	2,171	52,364
Noodles & Co.*	1,169	32,849

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Norwegian Cruise Line Holdings Ltd.*	2,338	$76,640
Panera Bread Co., Class A*	334	49,198
Papa John’s International, Inc.	2,839	118,358
Penn National Gaming, Inc.*	6,513	68,256
Pinnacle Entertainment, Inc.*	11,690	254,842
Popeyes Louisiana Kitchen, Inc.*	2,004	80,761
Red Robin Gourmet Burgers, Inc.*	1,169	75,237
Royal Caribbean Cruises Ltd.	2,338	139,462
Ruby Tuesday, Inc.*	14,362	86,316
Ruth’s Hospitality Group, Inc.	3,006	34,118
Scientific Games Corp., Class A*	3,674	31,376
SeaWorld Entertainment, Inc.	7,014	195,340
Six Flags Entertainment Corp.	3,173	121,272
Sonic Corp.*	5,344	110,354
Starbucks Corp.	17,702	1,375,091
Starwood Hotels & Resorts Worldwide, Inc.	4,008	307,975
Texas Roadhouse, Inc.	5,177	128,804
Town Sports International Holdings, Inc.	167	768
Vail Resorts, Inc.	3,841	289,995
The Wendy’s Co.	15,698	127,939
Wyndham Worldwide Corp.	2,505	189,253
Wynn Resorts Ltd.	1,336	284,835
Yum! Brands, Inc.	10,354	718,568

		14,464,184
Household Durables - 0.7%
Beazer Homes USA, Inc.*	2,171	33,325
Cavco Industries, Inc.*	668	47,689
DR Horton, Inc.	6,513	134,819
Ethan Allen Interiors, Inc.	1,503	34,449
Garmin Ltd.	2,839	156,259
Harman International Industries, Inc.	1,002	108,767

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Helen of Troy Ltd.*	6,847	$367,205
Hovnanian Enterprises, Inc., Class A*	9,519	38,076
iRobot Corp.*	2,338	75,681
Jarden Corp.*	1,670	93,353
KB Home	20,708	337,540
La-Z-Boy, Inc.	4,175	87,842
Leggett & Platt, Inc.	2,004	65,731
Lennar Corp., Class A	3,841	139,159
Libbey, Inc.*	5,511	143,506
M/I Homes, Inc.*	5,344	109,980
MDC Holdings, Inc.	9,185	247,719
Meritage Homes Corp.*	8,851	338,993
Mohawk Industries, Inc.*	1,002	125,020
NACCO Industries, Inc., Class A	835	39,821
Newell Rubbermaid, Inc.	4,509	146,452
NVR, Inc.*	167	188,119
PulteGroup, Inc.	6,513	114,954
The Ryland Group, Inc.	9,185	294,839
Skullcandy, Inc.*	3,674	24,836
Standard Pacific Corp.*	35,404	266,946
Taylor Morrison Home Corp., Class A*	7,348	130,647
Tempur Sealy International, Inc.*	6,513	356,326
Toll Brothers, Inc.*	2,672	87,348
TRI Pointe Homes, Inc.*	2,672	36,099
Tupperware Brands Corp.	1,002	72,926
Turtle Beach Corp.*	2,505	20,265
Universal Electronics, Inc.*	2,839	135,222
Whirlpool Corp.	1,169	166,746
William Lyon Homes, Class A*	4,342	106,900
ZAGG, Inc.*	6,680	34,135

		4,907,694
Household Products - 1.2%
Central Garden and Pet Co., Class A*	12,358	115,300
Church & Dwight Co., Inc.	2,839	182,207
The Clorox Co.	2,171	188,595
Colgate-Palmolive Co.	20,040	1,270,536
Energizer Holdings, Inc.	1,169	134,155

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Products - (continued)
Harbinger Group, Inc.*	7,348	$86,192
Kimberly-Clark Corp.	8,851	919,353
The Procter & Gamble Co.	65,631	5,074,589
Spectrum Brands Holdings, Inc.	2,672	222,845
WD-40 Co.	1,169	78,042

		8,271,814
Independent Power and Renewable Electricity Producers - 0.2%
The AES Corp.	8,851	129,313
Calpine Corp.*	6,513	143,546
Dynegy, Inc.*	25,885	687,247
NRG Energy, Inc.	6,012	186,132
Ormat Technologies, Inc.	2,505	64,604
Pattern Energy Group, Inc.	1,503	46,578

		1,257,420
Industrial Conglomerates - 1.4%
3M Co.	14,028	1,976,405
Carlisle Cos., Inc.	1,336	106,907
Danaher Corp.	14,028	1,036,389
General Electric Co.	240,647	6,052,272
Raven Industries, Inc.	3,173	88,431
Roper Industries, Inc.	2,004	288,716

		9,549,120
Insurance - 3.4%
ACE Ltd.	6,513	651,951
Aflac, Inc.	10,521	628,525
Alleghany Corp.*	334	138,226
Allied World Assurance Co. Holdings AG	2,004	72,164
The Allstate Corp.	7,849	458,774
Ambac Financial Group, Inc.*	10,020	227,053
American Equity Investment Life Holding Co.	14,028	310,580
American Financial Group, Inc.	1,169	65,452
American International Group, Inc.	30,561	1,588,561
American National Insurance Co.	1,670	182,030
AMERISAFE, Inc.	1,503	55,010

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
AmTrust Financial Services, Inc.	7,682	$327,560
Aon PLC	6,513	549,437
Arch Capital Group Ltd.*	2,338	124,966
Argo Group International Holdings Ltd.	6,680	332,731
Arthur J Gallagher & Co.	3,507	157,815
Aspen Insurance Holdings Ltd.	16,199	648,122
Assurant, Inc.	1,503	95,230
Assured Guaranty Ltd.	7,348	164,007
Axis Capital Holdings Ltd.	3,173	136,915
Brown & Brown, Inc.	3,507	107,945
The Chubb Corp.	5,177	448,898
Cincinnati Financial Corp.	2,338	107,595
CNA Financial Corp.	334	12,482
CNO Financial Group, Inc.	32,398	524,200
eHealth, Inc.*	1,503	31,112
Employers Holdings, Inc.	2,672	56,914
Endurance Specialty Holdings Ltd.	9,352	494,627
Enstar Group Ltd.*	2,505	345,690
Erie Indemnity Co., Class A	167	12,228
Everest Re Group Ltd.	835	130,185
FBL Financial Group, Inc., Class A	2,672	114,308
First American Financial Corp.	24,382	661,727
FNF Group*	3,674	99,602
FNFV Group*	1,223	20,012
Genworth Financial, Inc., Class A*	6,012	78,757
Greenlight Capital Re Ltd., Class A*	7,014	226,973
The Hanover Insurance Group, Inc.	9,853	569,602
The Hartford Financial Services Group, Inc.	6,346	216,779
HCC Insurance Holdings, Inc.	1,503	70,160
HCI Group, Inc.	1,837	73,296
Hilltop Holdings, Inc.*	12,358	253,339
Horace Mann Educators Corp.	9,519	272,719

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Infinity Property & Casualty Corp.	2,171	$140,594
Kemper Corp.	10,354	358,352
Lincoln National Corp.	4,175	218,728
Loews Corp.	8,684	365,857
Maiden Holdings Ltd.	10,855	124,615
Markel Corp.*	334	211,125
Marsh & McLennan Cos., Inc.	11,356	576,544
MBIA, Inc.*	32,732	313,573
Meadowbrook Insurance Group, Inc.	13,193	79,554
Mercury General Corp.	7,181	353,449
MetLife, Inc.	23,380	1,229,788
Montpelier Re Holdings Ltd.	12,024	355,069
National Interstate Corp.	1,837	49,764
National Western Life Insurance Co., Class A	668	160,988
The Navigators Group, Inc.*	2,505	152,304
Old Republic International Corp.	15,865	228,297
OneBeacon Insurance Group Ltd., Class A	5,010	74,148
PartnerRe Ltd.	835	87,141
The Phoenix Cos, Inc.*	1,169	64,774
Platinum Underwriters Holdings Ltd.	6,513	381,662
Primerica, Inc.	9,686	446,331
Principal Financial Group, Inc.	4,342	215,711
ProAssurance Corp.	10,855	473,604
The Progressive Corp.	11,189	262,270
Protective Life Corp.	5,511	382,353
Prudential Financial, Inc.	9,686	842,391
Reinsurance Group of America, Inc.	1,002	80,421
RenaissanceRe Holdings Ltd.	668	65,337
RLI Corp.	3,006	128,476
Safety Insurance Group, Inc.	2,171	108,572
Selective Insurance Group, Inc.	11,189	249,403

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
StanCorp Financial Group, Inc.	9,018	$544,146
Stewart Information Services Corp.	2,839	83,665
Symetra Financial Corp.	23,213	529,256
Third Point Reinsurance Ltd.*	4,175	60,788
Torchmark Corp.	2,252	118,770
Tower Group International Ltd.	23,882	51,346
The Travelers Cos., Inc.	6,847	613,217
United Fire Group, Inc.	4,509	127,424
Universal Insurance Holdings, Inc.	5,678	68,477
Unum Group	4,175	143,328
Validus Holdings Ltd.	1,503	54,905
W.R. Berkley Corp.	1,503	67,049
White Mountains Insurance Group Ltd.	167	101,020
Willis Group Holdings PLC	4,342	176,936
XL Group PLC	3,340	107,682

		23,473,463
Internet & Catalog Retail - 0.9%
1-800-Flowers.com, Inc., Class A*	167	855
Amazon.com, Inc.*	8,851	2,770,275
Blue Nile, Inc.*	167	4,300
Coupons.com, Inc.*	1,002	20,571
Expedia, Inc.	2,171	172,421
Groupon, Inc.*	11,523	74,554
HomeAway, Inc.*	5,010	173,947
HSN, Inc.	1,837	102,670
Lands’ End, Inc.*	2,505	88,151
Liberty Interactive Corp., Class A*	10,354	290,430
Netflix, Inc.*	1,336	564,754
Nutrisystem, Inc.	4,008	64,328
Orbitz Worldwide, Inc.*	5,177	45,816
Overstock.com, Inc.*	3,173	51,561
PetMed Express, Inc.	1,336	18,303
The Priceline Group, Inc.*	1,169	1,452,424
RetailMeNot, Inc.*	501	12,255
Shutterfly, Inc.*	3,173	156,492

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet & Catalog Retail - (continued)
TripAdvisor, Inc.*	2,338	$221,736
ValueVision Media, Inc., Class A*	5,010	22,946

		6,308,789
Internet Software & Services - 2.8%
Akamai Technologies, Inc.*	4,008	236,552
Angie’s List, Inc.*	2,672	22,258
AOL, Inc.*	5,344	206,011
Bankrate, Inc.*	4,676	78,837
Bazaarvoice, Inc.*	11,189	82,911
Blucora, Inc.*	7,849	133,982
Brightcove, Inc.*	1,503	8,943
Carbonite, Inc.*	1,336	12,999
Care.com, Inc.*	1,336	12,679
comScore, Inc.*	2,338	84,612
Constant Contact, Inc.*	2,672	83,179
Conversant, Inc.*	14,696	343,446
Cornerstone OnDemand, Inc.*	3,006	125,771
CoStar Group, Inc.*	1,503	216,026
Cvent, Inc.*	1,336	36,486
Dealertrack Technologies, Inc.*	3,674	138,032
Demand Media, Inc.*	2,004	10,882
Demandware, Inc.*	2,505	150,901
Dice Holdings, Inc.*	4,175	38,243
Digital River, Inc.*	1,837	26,251
EarthLink Holdings Corp.	5,010	19,739
eBay, Inc.*	29,225	1,543,080
Envestnet, Inc.*	2,171	94,677
Equinix, Inc.*	1,336	286,599
Facebook, Inc., Class A*	39,245	2,851,149
Global Eagle Entertainment, Inc.*	3,507	35,771
Gogo, Inc.*	167	2,707
Google, Inc.*	8,016	4,581,946
Google, Inc., Class A*	5,845	3,387,470
IAC/InterActiveCorp	1,169	78,557
Internap Network Services Corp.*	5,177	37,326
Intralinks Holdings, Inc.*	5,010	40,180
j2 Global, Inc.	5,344	261,429

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
LinkedIn Corp., Class A*	2,505	$452,503
Liquidity Services, Inc.*	6,680	90,113
LivePerson, Inc.*	1,002	11,804
LogMeIn, Inc.*	1,837	74,784
Marchex, Inc., Class B	1,503	16,533
Marin Software, Inc.*	1,837	16,845
MeetMe, Inc.*	9,185	21,677
MercadoLibre, Inc.	334	30,895
Millennial Media, Inc.*	5,177	17,861
Monster Worldwide, Inc.*	19,706	128,089
Move, Inc.*	3,507	51,202
NIC, Inc.	3,674	61,980
OPOWER, Inc.*	1,169	18,704
Pandora Media, Inc.*	6,179	155,217
Perficient, Inc.*	6,513	110,656
QuinStreet, Inc.*	11,857	59,166
Rackspace Hosting, Inc.*	1,837	55,643
Rocket Fuel, Inc.*	1,336	35,284
SciQuest, Inc.*	835	12,851
Shutterstock, Inc.*	1,002	78,096
Spark Networks, Inc.*	501	2,986
SPS Commerce, Inc.*	1,002	53,457
Stamps.com, Inc.*	1,002	31,693
Support.com, Inc.*	19,539	46,503
Textura Corp.*	334	8,340
Travelzoo, Inc.*	334	5,758
Tremor Video, Inc.*	334	1,242
Trulia, Inc.*	2,672	161,736
Twitter, Inc.*	1,837	83,014
United Online, Inc.	2,004	21,463
Unwired Planet, Inc.*	12,859	25,718
VeriSign, Inc.*	2,505	135,395
Vistaprint N.V.*	7,181	353,736
Web.com Group, Inc.*	8,183	217,259
WebMD Health Corp.*	4,008	199,719
XO Group, Inc.*	2,171	24,250
Xoom Corp.*	1,336	28,938
Yahoo!, Inc.*	21,710	777,435
Yelp, Inc.*	1,336	89,726
Zillow, Inc., Class A*	1,002	143,817
Zix Corp.*	3,173	11,010

		19,192,729

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
IT Services - 2.9%
Accenture PLC, Class A	15,865	$1,257,777
Acxiom Corp.*	5,177	94,843
Alliance Data Systems Corp.*	1,169	306,617
Automatic Data Processing, Inc.	12,525	1,018,408
Blackhawk Network Holdings, Inc.*	3,006	85,190
Booz Allen Hamilton Holding Corp.	9,352	207,988
Broadridge Financial Solutions, Inc.	2,338	94,385
CACI International, Inc., Class A*	4,843	334,119
Cardtronics, Inc.*	3,006	115,911
Cass Information Systems, Inc.	668	30,147
Ciber, Inc.*	16,533	57,700
Cognizant Technology Solutions Corp., Class A*	12,692	622,543
Computer Sciences Corp.	2,171	135,449
Computer Task Group, Inc.	668	9,566
Convergys Corp.	11,690	226,669
CoreLogic, Inc.*	7,682	208,950
CSG Systems International, Inc.	6,012	156,552
Datalink Corp.*	2,672	30,194
DST Systems, Inc.	3,173	285,792
EPAM Systems, Inc.*	1,837	71,018
Euronet Worldwide, Inc.*	4,676	233,987
EVERTEC, Inc.	5,344	119,492
ExlService Holdings, Inc.*	2,839	79,634
Fidelity National Information Services, Inc.	4,843	273,145
Fiserv, Inc.*	5,678	350,162
FleetCor Technologies, Inc.*	1,670	221,759
Forrester Research, Inc.	1,002	38,757
Gartner, Inc.*	1,670	114,261
Genpact Ltd.*	5,511	96,994
Global Cash Access Holdings, Inc.*	15,865	132,790

	Shares	Value
Common Stocks - (continued)
IT Services - (continued)
Global Payments, Inc.	1,169	$80,977
Heartland Payment Systems, Inc.	3,173	150,717
Higher One Holdings, Inc.*	13,193	55,147
iGATE Corp.*	5,845	208,550
InterCloud Systems, Inc.*	1,837	9,810
International Business Machines Corp.	20,708	3,969,102
Jack Henry & Associates, Inc.	1,670	97,444
Leidos Holdings, Inc.	13,861	512,025
Lionbridge Technologies, Inc.*	9,853	56,458
ManTech International Corp., Class A	5,511	148,797
MasterCard, Inc., Class A	23,714	1,758,393
MAXIMUS, Inc.	5,845	241,749
ModusLink Global Solutions, Inc.*	9,519	35,506
MoneyGram International, Inc.*	8,517	123,071
NeuStar, Inc., Class A*	5,344	148,884
Paychex, Inc.	8,851	362,980
Planet Payment, Inc.*	5,511	12,951
Sapient Corp.*	10,020	147,895
Science Applications International Corp.	8,350	348,780
ServiceSource International, Inc.*	835	3,699
Sykes Enterprises, Inc.*	8,684	179,759
Syntel, Inc.*	1,169	100,967
TeleTech Holdings, Inc.*	4,676	128,730
Teradata Corp.*	2,171	91,529
Total System Services, Inc.	3,173	101,536
Unisys Corp.*	9,185	195,549
Vantiv, Inc., Class A*	2,171	71,165
VeriFone Systems, Inc.*	15,865	531,636
Virtusa Corp.*	1,503	47,014
Visa, Inc., Class A	12,191	2,572,423
The Western Union Co.	14,696	256,739
WEX, Inc.*	1,837	198,249
Xerox Corp.	20,040	265,730

		20,224,760

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Leisure Products - 0.2%
Arctic Cat, Inc.	3,006	$107,013
Black Diamond, Inc.*	1,670	14,663
Brunswick Corp.	6,513	262,669
Callaway Golf Co.	5,678	43,153
Hasbro, Inc.	1,670	83,433
JAKKS Pacific, Inc.*	4,509	28,136
LeapFrog Enterprises, Inc.*	4,509	32,555
Mattel, Inc.	9,018	319,463
Nautilus, Inc.*	334	3,327
Polaris Industries, Inc.	1,002	147,835
Smith & Wesson Holding Corp.*	14,028	173,246
Sturm Ruger & Co., Inc.	3,841	191,896

		1,407,389
Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc.*	1,503	27,324
Affymetrix, Inc.*	7,181	61,757
Agilent Technologies, Inc.	7,014	393,415
Bio-Rad Laboratories, Inc., Class A*	334	38,407
Bruker Corp.*	11,857	269,510
Cambrex Corp.*	4,008	84,449
Charles River Laboratories International, Inc.*	4,342	235,380
CombiMatrix Corp.*	5,678	12,492
Covance, Inc.*	835	70,073
Fluidigm Corp.*	1,837	52,593
Illumina, Inc.*	2,505	400,574
Luminex Corp.*	3,173	57,749
Mettler-Toledo International, Inc.*	668	171,769
NeoGenomics, Inc.*	3,507	18,166
Pacific Biosciences of California, Inc.*	4,008	18,317
PAREXEL International Corp.*	5,344	286,225
PerkinElmer, Inc.	2,338	108,062
Quintiles Transnational Holdings, Inc.*	1,002	55,040
Sequenom, Inc.*	19,205	72,019
Techne Corp.	3,173	296,104
Thermo Fisher Scientific, Inc.	8,684	1,055,106
Waters Corp.*	2,171	224,568

		4,009,099

	Shares	Value
Common Stocks - (continued)
Machinery - 2.3%
Accuride Corp.*	6,680	$33,400
Actuant Corp., Class A	6,012	194,067
AGCO Corp.	1,336	65,077
Alamo Group, Inc.	1,503	71,438
Albany International Corp., Class A	4,008	143,647
Allison Transmission Holdings, Inc.	1,002	29,339
Altra Industrial Motion Corp.	2,171	68,061
American Railcar Industries, Inc.	2,004	137,114
Astec Industries, Inc.	1,670	64,913
Barnes Group, Inc.	8,684	297,427
Blount International, Inc.*	5,010	65,431
Briggs & Stratton Corp.	6,513	119,383
Caterpillar, Inc.	14,362	1,446,971
Chart Industries, Inc.*	2,171	165,105
CIRCOR International, Inc.	2,171	156,030
CLARCOR, Inc.	4,843	287,238
Colfax Corp.*	3,173	199,804
Columbus McKinnon Corp.	4,676	108,717
Commercial Vehicle Group, Inc.*	1,503	13,767
Crane Co.	7,014	481,231
Cummins, Inc.	3,173	442,284
Deere & Co.	7,682	653,815
Donaldson Co., Inc.	2,171	84,213
Douglas Dynamics, Inc.	1,670	27,889
Dover Corp.	2,672	229,151
Dynamic Materials Corp.	1,002	20,521
Energy Recovery, Inc.*	4,175	18,704
EnPro Industries, Inc.*	1,670	114,261
ESCO Technologies, Inc.	1,169	39,220
Federal Signal Corp.	5,177	74,859
Flowserve Corp.	5,678	420,399
FreightCar America, Inc.	1,002	21,623
Global Brass & Copper Holdings, Inc.	2,171	32,956
The Gorman-Rupp Co.	2,004	58,076

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Graco, Inc.	1,002	$74,298
Graham Corp.	668	20,147
The Greenbrier Cos., Inc.	4,509	290,605
Harsco Corp.	10,855	274,306
Hillenbrand, Inc.	12,525	376,376
Hyster-Yale Materials Handling, Inc.	1,336	107,014
IDEX Corp.	1,503	113,957
Illinois Tool Works, Inc.	8,016	660,278
Ingersoll-Rand PLC	6,513	382,899
ITT Corp.	7,682	353,142
John Bean Technologies Corp.	4,509	117,459
Joy Global, Inc.	1,169	69,275
Kadant, Inc.	2,672	101,910
Kennametal, Inc.	1,503	63,547
L.B. Foster Co., Class A	1,336	62,324
Lincoln Electric Holdings, Inc.	2,004	133,146
Lindsay Corp.	1,336	108,149
Lydall, Inc.*	4,509	113,762
Manitex International, Inc.*	1,336	18,463
The Manitowoc Co., Inc.	7,515	199,598
Meritor, Inc.*	21,042	264,498
The Middleby Corp.*	3,507	255,520
Mueller Industries, Inc.	4,843	134,781
Mueller Water Products, Inc., Class A	11,690	90,597
Navistar International Corp.*	8,016	281,923
NN, Inc.	3,841	111,389
Nordson Corp.	1,002	75,320
Oshkosh Corp.	4,008	185,250
PACCAR, Inc.	7,181	447,161
Pall Corp.	2,004	155,250
Parker Hannifin Corp.	2,839	326,343
Pentair PLC	3,173	203,294
Proto Labs, Inc.*	1,670	135,270
RBC Bearings, Inc.	1,670	92,652
Rexnord Corp.*	6,847	184,253
Snap-on, Inc.	1,169	140,514
SPX Corp.	835	82,774

	Shares		Value
Common Stocks - (continued)
Machinery - (continued)
Standex International Corp.	1,670		$110,136
Stanley Black & Decker, Inc.	2,171		189,854
Sun Hydraulics Corp.	1,837		67,014
Tennant Co.	1,503		109,644
Terex Corp.	9,686		334,264
The Timken Co.	668		29,592
Titan International, Inc.	3,507		52,324
The Toro Co.	4,509		267,519
TriMas Corp.*	4,008		126,973
Trinity Industries, Inc.	10,020		437,273
Valmont Industries, Inc.	501		72,961
Wabash National Corp.*	15,531		211,377
WABCO Holdings, Inc.*	1,336		130,233
Wabtec Corp.	2,004		161,683
Watts Water Technologies, Inc., Class A	2,839		165,968
Woodward, Inc.	6,012		300,359
Xylem, Inc.	3,340		117,869

			16,078,618
Marine - 0.1%
Eagle Bulk Shipping, Inc.*	2,839		4,912
Kirby Corp.*	1,169		136,142
Matson, Inc.	10,855		292,542
NewLead Holdings Ltd.*	—	#	0

			433,596
Media - 2.8%
AMC Entertainment Holdings, Inc., Class A	2,171		49,151
AMC Networks, Inc., Class A*	1,503		89,985
Cablevision Systems Corp., Class A	3,006		57,775
Carmike Cinemas, Inc.*	3,841		120,761
CBS Corp., Class B	10,187		578,927
Charter Communications, Inc., Class A*	1,503		232,244
Cinemark Holdings, Inc.	5,010		164,328
Clear Channel Outdoor Holdings, Inc., Class A	3,340		25,217
Comcast Corp., Class A	60,454		3,248,193
CTC Media, Inc.	13,360		129,191
Cumulus Media, Inc., Class A*	12,358		64,014

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Dex Media, Inc.*	3,006	$38,447
DIRECTV*	9,352	804,740
Discovery Communications, Inc., Class A*	5,511	469,592
DISH Network Corp., Class A*	3,674	227,274
DreamWorks Animation SKG, Inc., Class A*	5,177	103,540
E.W. Scripps Co., Class A*	2,839	61,550
Entravision Communications Corp., Class A	15,865	88,685
FAB Universal Corp.*^	48	43
Gannett Co., Inc.	3,006	98,356
Gray Television, Inc.*	8,851	107,805
Harte-Hanks, Inc.	7,849	51,489
The Interpublic Group of Cos., Inc.	8,183	161,287
John Wiley & Sons, Inc., Class A	8,517	511,787
Journal Communications, Inc., Class A*	7,014	76,312
Lamar Advertising Co., Class A	1,336	67,000
Lee Enterprises, Inc.*	6,680	25,384
Liberty Media Corp., Class A*	2,672	125,718
Liberty Media Corp., Class C*	5,344	251,168
Lions Gate Entertainment Corp.	4,008	123,446
Live Nation Entertainment, Inc.*	19,706	457,376
Loral Space & Communications, Inc.*	1,002	72,445
The Madison Square Garden Co., Class A*	2,505	148,647
The McClatchy Co., Class A*	5,511	26,618
Media General, Inc.*	1,503	30,301
Meredith Corp.	6,513	299,077
Morningstar, Inc.	334	22,649
National CineMedia, Inc.	3,507	56,322
The New York Times Co., Class A	13,026	162,695
News Corp., Class A*	11,857	209,276

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Nexstar Broadcasting Group, Inc., Class A	2,171	$101,147
Omnicom Group, Inc.	5,678	397,403
ReachLocal, Inc.*	167	1,069
Regal Entertainment Group, Class A	11,523	224,238
Rentrak Corp.*	668	33,160
Scholastic Corp.	4,509	159,709
Scripps Networks Interactive, Inc., Class A	1,837	151,387
Sinclair Broadcast Group, Inc., Class A	16,032	517,994
Sirius XM Holdings, Inc.*	71,643	242,153
Sizmek, Inc.*	167	1,518
Starz, Class A*	7,515	214,253
Time Warner Cable, Inc.	5,845	848,110
Time Warner, Inc.	19,873	1,649,856
Twenty-First Century Fox, Inc., Class A	44,756	1,417,870
Viacom, Inc., Class B	8,517	704,100
The Walt Disney Co.	37,074	3,183,915
World Wrestling Entertainment, Inc., Class A	3,173	39,599

		19,526,296
Metals & Mining - 1.0%
A.M. Castle & Co.*	1,336	11,062
AK Steel Holding Corp.*	18,704	170,206
Alcoa, Inc.	23,714	388,672
Allegheny Technologies, Inc.	1,503	56,588
Allied Nevada Gold Corp.*	14,863	46,521
Carpenter Technology Corp.	8,350	452,069
Century Aluminum Co.*	6,179	116,165
Cliffs Natural Resources, Inc.	15,531	271,016
Coeur Mining, Inc.*	13,527	105,511
Commercial Metals Co.	22,378	385,797
Compass Minerals International, Inc.	3,173	272,941
Freeport-McMoRan, Inc.	21,877	814,262
Globe Specialty Metals, Inc.	5,678	108,052
Gold Resource Corp.	5,845	30,862

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Haynes International, Inc.	1,169	$58,216
Hecla Mining Co.	24,716	78,103
Horsehead Holding Corp.*	10,187	190,803
Kaiser Aluminum Corp.	3,674	283,706
Materion Corp.	3,507	113,311
McEwen Mining, Inc.*	33,400	95,190
Molycorp, Inc.*	7,181	15,008
Newmont Mining Corp.	13,694	341,118
Noranda Aluminum Holding Corp.	16,700	73,814
Nucor Corp.	7,014	352,243
Olympic Steel, Inc.	1,503	32,961
Paramount Gold and Silver Corp.*	23,881	24,359
Reliance Steel & Aluminum Co.	1,169	79,784
Royal Gold, Inc.	2,004	151,442
RTI International Metals, Inc.*	1,837	45,668
Schnitzer Steel Industries, Inc., Class A	1,670	44,606
Southern Copper Corp.	6,012	197,554
Steel Dynamics, Inc.	3,006	63,757
Stillwater Mining Co.*	11,189	200,283
SunCoke Energy, Inc.*	6,346	144,879
United States Steel Corp.	11,857	397,091
US Silica Holdings, Inc.	5,344	300,440
Walter Energy, Inc.	1,503	8,642
Worthington Industries, Inc.	9,018	344,939

		6,867,641
Multiline Retail - 0.6%
Big Lots, Inc.	13,360	584,500
The Bon-Ton Stores, Inc.	4,175	38,828
Burlington Stores, Inc.*	5,678	185,841
Dillard’s, Inc., Class A	501	59,729
Dollar General Corp.*	6,680	368,936
Dollar Tree, Inc.*	4,342	236,509
Family Dollar Stores, Inc.	2,505	187,249
Fred’s, Inc., Class A	3,841	60,803
J.C. Penney Co., Inc.*	70,474	661,046
Kohl’s Corp.	3,340	178,824
Macy’s, Inc.	6,513	376,386

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Nordstrom, Inc.	3,173	$219,667
Sears Holdings Corp.*	1,002	38,226
Target Corp.	14,529	865,783
Tuesday Morning Corp.*	6,513	107,204

		4,169,531
Multi-Utilities - 0.9%
Alliant Energy Corp.	1,336	75,484
Ameren Corp.	3,173	122,002
Avista Corp.	14,362	445,653
Black Hills Corp.	7,348	387,313
CenterPoint Energy, Inc.	5,511	134,028
CMS Energy Corp.	2,839	82,132
Consolidated Edison, Inc.	6,847	384,048
Dominion Resources, Inc.	12,692	858,487
DTE Energy Co.	4,175	308,199
Integrys Energy Group, Inc.	2,338	153,279
MDU Resources Group, Inc.	3,340	105,243
NiSource, Inc.	5,344	201,362
NorthWestern Corp.	7,682	355,062
PG&E Corp.	10,020	447,593
Public Service Enterprise Group, Inc.	9,519	334,783
SCANA Corp.	2,004	101,964
Sempra Energy	4,175	416,289
TECO Energy, Inc.	1,169	20,411
Vectren Corp.	20,875	795,129
Wisconsin Energy Corp.	3,841	167,391

		5,895,852
Oil, Gas & Consumable Fuels - 6.3%
Abraxas Petroleum Corp.*	16,199	82,615
Alon USA Energy, Inc.	5,845	75,108
Alpha Natural Resources, Inc.*	25,718	87,184
Amyris, Inc.*	3,006	11,303
Anadarko Petroleum Corp.	11,857	1,266,920
Antero Resources Corp.*	334	19,292
Apache Corp.	8,016	822,923
Approach Resources, Inc.*	3,006	63,246
Arch Coal, Inc.	13,360	39,679
Athlon Energy, Inc.*	2,672	127,348
Bill Barrett Corp.*	4,342	104,251

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Bonanza Creek Energy, Inc.*	3,173	$177,878
BPZ Resources, Inc.*	19,706	51,630
Cabot Oil & Gas Corp.	10,187	335,662
Callon Petroleum Co.*	5,344	52,799
Carrizo Oil & Gas, Inc.*	6,847	420,474
Cheniere Energy, Inc.*	5,177	366,325
Chesapeake Energy Corp.	8,851	233,401
Chevron Corp.	40,748	5,266,272
Cimarex Energy Co.	1,336	185,731
Clayton Williams Energy, Inc.*	835	88,852
Clean Energy Fuels Corp.*	6,513	64,869
Cloud Peak Energy, Inc.*	8,851	137,013
Cobalt International Energy, Inc.*	4,509	72,234
Comstock Resources, Inc.	8,183	193,610
Concho Resources, Inc.*	1,837	258,650
ConocoPhillips Co.	24,048	1,983,960
CONSOL Energy, Inc.	4,509	175,039
Contango Oil & Gas Co.*	2,505	100,776
Continental Resources, Inc.*	1,002	147,074
CVR Energy, Inc.	1,169	55,037
Delek US Holdings, Inc.	11,523	336,702
Denbury Resources, Inc.	3,173	53,782
Devon Energy Corp.	7,181	542,165
Diamondback Energy, Inc.*	3,507	288,381
Emerald Oil, Inc.*	4,676	34,322
Endeavour International Corp.*	15,197	21,428
Energen Corp.	1,336	109,058
Energy XXI Bermuda Ltd.	20,040	399,998
EOG Resources, Inc.	11,857	1,297,630
EQT Corp.	3,006	282,023
Evolution Petroleum Corp.	1,336	14,175
EXCO Resources, Inc.	26,052	120,100
Exxon Mobil Corp.	90,514	8,955,455
Forest Oil Corp.*	4,175	8,517
FX Energy, Inc.*	6,179	19,093
Gastar Exploration, Inc.*	6,346	42,011
Gevo, Inc.*	334	170

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Goodrich Petroleum Corp.*	2,672	$51,463
Gran Tierra Energy, Inc.*	62,124	412,503
Green Plains, Inc.	4,509	169,042
Gulfport Energy Corp.*	2,171	115,953
Halcon Resources Corp.*	24,716	147,060
Harvest Natural Resources, Inc.*	11,356	49,058
Hess Corp.	4,509	446,301
HollyFrontier Corp.	3,340	157,013
Jones Energy, Inc., Class A*	1,169	22,001
Kinder Morgan, Inc.	17,869	642,927
KiOR, Inc., Class A*	10,020	3,110
Kodiak Oil & Gas Corp.*	55,277	859,005
Kosmos Energy Ltd.*	4,843	46,638
Laredo Petroleum, Inc.*	2,338	63,453
Magnum Hunter Resources Corp.*	26,720	171,810
Marathon Oil Corp.	14,696	569,470
Marathon Petroleum Corp.	5,845	487,941
Matador Resources Co.*	5,511	149,017
Midstates Petroleum Co., Inc.*	1,503	9,589
Miller Energy Resources, Inc.*	2,505	12,249
Murphy Oil Corp.	2,839	176,387
Newfield Exploration Co.*	3,841	154,792
Noble Energy, Inc.	8,016	532,984
Northern Oil and Gas, Inc.*	14,028	225,711
Oasis Petroleum, Inc.*	1,336	71,409
Occidental Petroleum Corp.	16,700	1,631,757
ONEOK, Inc.	3,841	247,476
Pacific Ethanol, Inc.*	3,841	68,523
PBF Energy, Inc., Class A	18,370	497,827
PDC Energy, Inc.*	3,340	181,228
Peabody Energy Corp.	3,674	55,735
Penn Virginia Corp.*	9,185	119,589
PetroQuest Energy, Inc.*	19,706	126,315
Phillips 66	10,855	880,449
Pioneer Natural Resources Co.	3,173	702,693

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
QEP Resources, Inc.	2,672	$88,310
Quicksilver Resources, Inc.*	22,712	42,699
Range Resources Corp.	4,008	302,965
Renewable Energy Group, Inc.*	6,680	74,816
Resolute Energy Corp.*	13,694	104,622
REX American Resources Corp.*	1,169	98,605
Rex Energy Corp.*	4,175	57,573
Rosetta Resources, Inc.*	13,193	673,766
Sanchez Energy Corp.*	10,521	333,726
SandRidge Energy, Inc.*	49,933	297,601
SemGroup Corp., Class A	4,008	308,937
SM Energy Co.	835	65,581
Solazyme, Inc.*	4,843	46,880
Southwestern Energy Co.*	6,847	277,851
Spectra Energy Corp.	14,195	580,859
Stone Energy Corp.*	7,515	285,946
Swift Energy Co.*	3,173	35,062
Synergy Resources Corp.*	2,505	26,353
Targa Resources Corp.	2,171	276,802
Tesoro Corp.	2,171	133,603
Triangle Petroleum Corp.*	9,185	99,198
Ultra Petroleum Corp.*	8,183	187,554
Uranium Energy Corp.*	9,853	17,440
VAALCO Energy, Inc.*	13,360	92,184
Valero Energy Corp.	10,354	525,983
W&T Offshore, Inc.	3,006	40,310
Warren Resources, Inc.*	17,201	101,314
Western Refining, Inc.	12,024	492,503
Whiting Petroleum Corp.*	2,004	177,334
The Williams Cos., Inc.	15,364	870,063
World Fuel Services Corp.	19,205	824,855
WPX Energy, Inc.*	2,839	58,398

		43,450,336
Paper & Forest Products - 0.4%
Boise Cascade Co.*	5,845	164,537
Clearwater Paper Corp.*	3,674	248,362
Deltic Timber Corp.	501	30,611
Domtar Corp.	13,527	485,890
International Paper Co.	8,851	420,423

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
KapStone Paper and Packaging Corp.*	8,517	$253,296
Louisiana-Pacific Corp.*	6,847	92,708
Neenah Paper, Inc.	3,340	165,731
PH Glatfelter Co.	8,684	206,679
Resolute Forest Products, Inc.*	21,877	336,687
Schweitzer-Mauduit International, Inc.	7,348	300,019
Wausau Paper Corp.	3,006	30,270

		2,735,213
Personal Products - 0.2%
Avon Products, Inc.	15,531	205,009
Elizabeth Arden, Inc.*	1,336	27,562
The Estee Lauder Cos., Inc., Class A	5,177	380,302
Herbalife Ltd.	1,336	70,006
Inter Parfums, Inc.	2,171	56,728
Lifevantage Corp.*	32,565	42,335
Medifast, Inc.*	3,507	100,686
Nu Skin Enterprises, Inc., Class A	1,002	58,807
Revlon, Inc., Class A*	2,171	66,216
Rock Creek Pharmaceuticals, Inc.*	3,173	1,186
USANA Health Sciences, Inc.*	1,336	85,304

		1,094,141
Pharmaceuticals - 3.9%
AbbVie, Inc.	36,740	1,922,972
AcelRx Pharmaceuticals, Inc.*	1,503	10,461
Actavis PLC*	5,105	1,093,797
Akorn, Inc.*	6,680	226,652
Allergan, Inc.	6,680	1,107,945
Ampio Pharmaceuticals, Inc.*	3,006	18,126
Auxilium Pharmaceuticals, Inc.*	4,008	80,240
AVANIR Pharmaceuticals, Inc.*	11,523	60,035
Biodel, Inc.*	4,008	7,615
BioDelivery Sciences International, Inc.*	6,680	85,170
Bristol-Myers Squibb Co.	39,245	1,986,582

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Depomed, Inc.*	4,676	$46,526
Durect Corp.*	7,014	10,381
Eli Lilly & Co.	22,545	1,376,598
Endo International PLC*	1,670	112,024
Endocyte, Inc.*	501	3,324
Forest Laboratories, Inc.*^	652	—
Horizon Pharma, Inc.*	8,517	72,394
Hospira, Inc.*	3,006	166,743
Impax Laboratories, Inc.*	7,014	164,057
Jazz Pharmaceuticals PLC*	1,169	163,344
Johnson & Johnson	66,299	6,635,867
Lannett Co., Inc.*	2,505	84,193
Mallinckrodt PLC*	2,505	174,398
The Medicines Co.*	4,342	101,473
Merck & Co., Inc.	68,470	3,884,988
Mylan, Inc.*	7,014	346,281
Nektar Therapeutics*	11,189	118,044
Omeros Corp.*	3,173	43,184
Oramed Pharmaceuticals, Inc.*	1,002	8,397
Pacira Pharmaceuticals, Inc.*	2,839	261,188
Pain Therapeutics, Inc.*	3,340	14,061
Perrigo Co. PLC	3,006	452,253
Pfizer, Inc.	151,803	4,356,746
POZEN, Inc.*	1,503	10,882
Prestige Brands Holdings, Inc.*	4,843	149,164
Questcor Pharmaceuticals, Inc.	2,505	225,375
Repros Therapeutics, Inc.*	835	11,707
Sagent Pharmaceuticals, Inc.*	2,004	51,062
Salix Pharmaceuticals Ltd.*	2,505	330,435
SciClone Pharmaceuticals, Inc.*	11,523	55,541
Sucampo Pharmaceuticals, Inc., Class A*	334	1,971
Supernus Pharmaceuticals, Inc.*	334	2,892
TherapeuticsMD, Inc.*	7,181	33,320
Theravance, Inc.*	6,680	144,956
VIVUS, Inc.*	1,169	5,635

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
XenoPort, Inc.*	1,002	$4,299
Zoetis, Inc.	9,853	324,262
Zogenix, Inc.*	4,342	5,731

		26,553,291
Professional Services - 0.6%
Acacia Research Corp.	6,012	102,565
The Advisory Board Co.*	2,672	133,974
Barrett Business Services, Inc.	501	28,597
CBIZ, Inc.*	8,350	68,136
CDI Corp.	2,338	32,428
The Corporate Executive Board Co.	2,672	165,851
The Dun & Bradstreet Corp.	668	73,500
Equifax, Inc.	2,338	177,898
Exponent, Inc.	1,169	83,092
Franklin Covey Co.*	334	6,299
FTI Consulting, Inc.*	8,851	327,133
GP Strategies Corp.*	1,336	36,353
Heidrick & Struggles International, Inc.	1,336	24,943
Huron Consulting Group, Inc.*	2,171	131,215
ICF International, Inc.*	4,342	150,103
IHS, Inc., Class A*	1,336	175,510
Insperity, Inc.	2,171	69,277
Kelly Services, Inc., Class A	5,177	82,521
Kforce, Inc.	3,340	66,433
Korn/Ferry International*	7,181	211,265
Manpowergroup, Inc.	1,336	104,061
Mistras Group, Inc.*	2,171	45,851
Navigant Consulting, Inc.*	9,018	147,174
Nielsen N.V.	4,342	200,210
Odyssey Marine Exploration, Inc.*	501	604
On Assignment, Inc.*	9,853	266,130
Resources Connection, Inc.	2,672	40,347
Robert Half International, Inc.	3,006	146,242
RPX Corp.*	5,010	78,156
Towers Watson & Co., Class A	1,002	102,224

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Professional Services - (continued)
TriNet Group, Inc.*	1,670	$39,078
TrueBlue, Inc.*	3,507	94,654
Verisk Analytics, Inc., Class A*	4,676	280,747
WageWorks, Inc.*	2,171	90,618

		3,783,189
Real Estate Investment Trusts (REITs) - 4.9%
Acadia Realty Trust	6,179	174,433
AG Mortgage Investment Trust, Inc.	6,179	113,323
Agree Realty Corp.	1,670	48,898
Alexander’s, Inc.	334	121,242
Alexandria Real Estate Equities, Inc.	2,338	183,767
American Assets Trust, Inc.	2,505	85,896
American Campus Communities, Inc.	4,175	162,491
American Capital Agency Corp.	5,344	123,553
American Capital Mortgage Investment Corp.	12,859	256,280
American Homes 4 Rent, Class A	10,521	191,693
American Realty Capital Properties, Inc.	25,551	334,974
American Tower Corp.	8,684	819,683
AmREIT, Inc.	1,670	38,644
Annaly Capital Management, Inc.	22,044	244,688
Anworth Mortgage Asset Corp.	38,577	195,971
Apartment Investment & Management Co., Class A	4,175	142,701
Apollo Commercial Real Estate Finance, Inc.	7,849	130,058
Apollo Residential Mortgage, Inc.	6,179	100,718
Arbor Realty Trust, Inc.	6,847	48,408
Ares Commercial Real Estate Corp.	6,346	77,548
Armada Hoffler Properties, Inc.	2,338	21,977
ARMOUR Residential REIT, Inc.	74,148	312,163
Ashford Hospitality Trust, Inc.	12,191	140,318

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Associated Estates Realty Corp.	7,014	$123,937
AvalonBay Communities, Inc.	3,173	469,858
Aviv REIT, Inc.	1,670	47,511
BioMed Realty Trust, Inc.	3,173	68,220
Blackstone Mortgage Trust, Inc., Class A	1,837	52,299
Boston Properties, Inc.	3,841	458,807
Brandywine Realty Trust	18,537	288,250
Camden Property Trust	2,672	193,346
Campus Crest Communities, Inc.	2,171	17,368
Capstead Mortgage Corp.	17,368	223,005
CBL & Associates Properties, Inc.	16,199	302,921
Cedar Realty Trust, Inc.	7,014	44,188
Chambers Street Properties	28,056	218,276
Chatham Lodging Trust	2,171	45,960
Chesapeake Lodging Trust	5,678	168,523
Chimera Investment Corp.	206,913	655,914
Colony Financial, Inc.	19,205	425,391
CommonWealth REIT	12,692	340,907
CoreSite Realty Corp.	2,171	70,905
Corporate Office Properties Trust	10,354	293,743
Corrections Corp. of America	2,839	91,473
Cousins Properties, Inc.	14,195	175,734
Crown Castle International Corp.	8,016	594,627
CubeSmart	9,686	176,382
CyrusOne, Inc.	2,505	62,249
CYS Investments, Inc.	40,581	360,359
DCT Industrial Trust, Inc.	27,054	211,833
DDR Corp.	12,525	219,689
DiamondRock Hospitality Co.	19,873	243,643
Digital Realty Trust, Inc.	2,839	182,803
Douglas Emmett, Inc.	2,004	57,094
Duke Realty Corp.	9,686	174,251
DuPont Fabros Technology, Inc.	6,847	187,676
Dynex Capital, Inc.	15,197	126,135

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
EastGroup Properties, Inc.	2,171	$135,384
Education Realty Trust, Inc.	15,865	167,534
Empire State Realty Trust, Inc., Class A	6,179	100,347
EPR Properties	5,344	288,042
Equity Lifestyle Properties, Inc.	5,344	236,686
Equity One, Inc.	7,014	162,865
Equity Residential	8,016	518,234
Essex Property Trust, Inc.	1,002	189,949
Excel Trust, Inc.	12,692	164,361
Extra Space Storage, Inc.	3,340	172,778
Federal Realty Investment Trust	1,837	224,298
FelCor Lodging Trust, Inc.	12,191	127,640
First Industrial Realty Trust, Inc.	8,517	153,732
First Potomac Realty Trust	7,682	101,326
Five Oaks Investment Corp.	1,670	18,470
Franklin Street Properties Corp.	8,851	107,451
General Growth Properties, Inc.	13,026	304,418
The Geo Group, Inc.	6,847	235,605
Getty Realty Corp.	3,507	64,424
Gladstone Commercial Corp.	668	11,657
Glimcher Realty Trust	16,867	181,152
Government Properties Income Trust	4,175	97,486
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,336	18,317
Hatteras Financial Corp.	18,036	345,389
HCP, Inc.	9,352	388,389
Health Care REIT, Inc.	8,183	520,684
Healthcare Realty Trust, Inc.	12,692	313,492
Healthcare Trust of America, Inc., Class A	9,519	113,371
Hersha Hospitality Trust	16,366	108,179
Highwoods Properties, Inc.	5,511	231,848
Home Properties, Inc.	1,837	120,856

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Hospitality Properties Trust	1,670	$47,712
Host Hotels & Resorts, Inc.	14,195	308,599
Hudson Pacific Properties, Inc.	4,676	119,706
Inland Real Estate Corp.	8,016	82,885
Invesco Mortgage Capital, Inc.	28,557	484,898
Investors Real Estate Trust	12,024	102,444
iStar Financial, Inc.*	9,018	129,679
JAVELIN Mortgage Investment Corp.	2,171	28,462
Kilroy Realty Corp.	1,336	82,618
Kimco Realty Corp.	5,010	112,124
Kite Realty Group Trust	8,517	51,954
LaSalle Hotel Properties	11,189	389,265
Lexington Realty Trust	13,861	151,639
Liberty Property Trust	3,340	117,468
LTC Properties, Inc.	4,175	160,028
The Macerich Co.	3,173	206,277
Mack-Cali Realty Corp.	8,016	169,138
Medical Properties Trust, Inc.	13,694	184,321
MFA Financial, Inc.	100,033	814,269
Mid-America Apartment Communities, Inc.	1,837	128,443
Monmouth Real Estate Investment Corp.	6,179	63,520
National Health Investors, Inc.	3,173	189,714
National Retail Properties, Inc.	3,173	112,864
New Residential Investment Corp.	61,957	370,503
New York Mortgage Trust, Inc.	18,036	136,172
Newcastle Investment Corp.	43,754	195,580
NorthStar Realty Finance Corp.*	13,776	221,786
Omega Healthcare Investors, Inc.	3,841	140,350
Parkway Properties, Inc.	5,511	114,243
Pebblebrook Hotel Trust	6,680	243,152
Pennsylvania Real Estate Investment Trust	15,698	301,873

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
PennyMac Mortgage Investment Trust	11,523	$246,707
Piedmont Office Realty Trust, Inc., Class A	21,877	425,508
Plum Creek Timber Co., Inc.	5,010	207,264
Post Properties, Inc.	4,509	244,388
Potlatch Corp.	3,340	137,942
Prologis, Inc.	12,525	511,145
PS Business Parks, Inc.	2,171	179,108
Public Storage	3,507	601,836
QTS Realty Trust, Inc., Class A	835	22,754
RAIT Financial Trust	15,364	118,303
Ramco-Gershenson Properties Trust	3,674	60,988
Rayonier, Inc.	2,505	85,320
Realty Income Corp.	5,010	215,687
Redwood Trust, Inc.	18,036	342,323
Regency Centers Corp.	2,839	154,328
Resource Capital Corp.	24,549	135,265
Retail Opportunity Investments Corp.	6,346	97,919
Retail Properties of America, Inc., Class A	14,696	221,175
RLJ Lodging Trust	12,358	346,518
Rouse Properties, Inc.	1,336	22,645
Ryman Hospitality Properties, Inc.	5,511	263,150
Sabra Health Care REIT, Inc.	3,507	97,144
Saul Centers, Inc.	1,336	63,687
Select Income REIT	4,175	115,856
Senior Housing Properties Trust	6,346	145,070
Simon Property Group, Inc.	7,348	1,235,860
SL Green Realty Corp.	1,503	162,023
Sovran Self Storage, Inc.	3,674	281,869
Spirit Realty Capital, Inc.	26,219	303,354
STAG Industrial, Inc.	4,676	106,800
Starwood Property Trust, Inc.	6,012	141,883
Strategic Hotels & Resorts, Inc.*	19,372	221,035

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Summit Hotel Properties, Inc.	11,356	$116,626
Sun Communities, Inc.	3,507	184,573
Sunstone Hotel Investors, Inc.	19,706	279,628
Tanger Factory Outlet Centers, Inc.	3,507	121,518
Taubman Centers, Inc.	1,002	73,707
Terreno Realty Corp.	1,503	28,106
Two Harbors Investment Corp.	3,507	35,877
UDR, Inc.	6,847	199,111
Universal Health Realty Income Trust	3,173	133,456
Urstadt Biddle Properties, Inc., Class A	835	17,109
Ventas, Inc.	7,515	477,203
Vornado Realty Trust	3,507	371,812
Washington Real Estate Investment Trust	7,181	194,749
Weingarten Realty Investors	1,336	43,968
Western Asset Mortgage Capital Corp.	1,670	22,712
Weyerhaeuser Co.	12,024	376,592
Winthrop Realty Trust	3,006	45,300

		33,565,655
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	4,008	152,985
Altisource Portfolio Solutions S.A.*	1,503	162,895
CBRE Group, Inc., Class A*	4,843	149,358
Forest City Enterprises, Inc., Class A*	7,014	134,458
Forestar Group, Inc.*	2,338	43,721
The Howard Hughes Corp.*	1,002	145,711
Jones Lang LaSalle, Inc.	835	103,290
Kennedy-Wilson Holdings, Inc.	5,511	128,957
RE/MAX Holdings, Inc., Class A	167	4,893
Realogy Holdings Corp.*	5,010	184,168
The St. Joe Co.*	10,855	247,928
Tejon Ranch Co.*	1,002	28,657

		1,487,021

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - 1.1%
AMERCO	1,002	$263,686
ArcBest Corp.	3,173	100,679
Avis Budget Group, Inc.*	9,352	525,489
Celadon Group, Inc.	3,006	63,847
Con-way, Inc.	9,352	461,521
CSX Corp.	20,040	599,597
Genesee & Wyoming, Inc., Class A*	1,670	166,549
Heartland Express, Inc.	3,173	71,234
Hertz Global Holdings, Inc.*	8,350	235,637
J.B. Hunt Transport Services, Inc.	1,670	129,024
Kansas City Southern	2,338	254,982
Knight Transportation, Inc.	5,177	124,041
Landstar System, Inc.	4,175	276,093
Marten Transport Ltd.	4,509	91,262
Norfolk Southern Corp.	6,012	611,180
Old Dominion Freight Line, Inc.*	3,173	201,422
Quality Distribution, Inc.*	4,676	62,425
Roadrunner Transportation Systems, Inc.*	835	20,992
Ryder System, Inc.	9,185	791,104
Saia, Inc.*	2,338	106,730
Swift Transportation Co.*	14,529	297,118
Union Pacific Corp.	18,370	1,805,955
Werner Enterprises, Inc.	5,010	123,146
YRC Worldwide, Inc.*	5,511	144,278

		7,527,991
Semiconductors & Semiconductor Equipment - 2.5%
Advanced Energy Industries, Inc.*	5,177	87,077
Advanced Micro Devices, Inc.*	68,136	266,412
Altera Corp.	4,008	131,142
Amkor Technology, Inc.*	33,901	300,024
ANADIGICS, Inc.*	1,002	802
Analog Devices, Inc.	6,012	298,376

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Applied Materials, Inc.	25,551	$535,549
Applied Micro Circuits Corp.*	5,845	48,806
Atmel Corp.*	42,418	347,828
Audience, Inc.*	835	7,958
Avago Technologies Ltd.	4,676	324,421
Axcelis Technologies, Inc.*	2,171	3,799
Broadcom Corp., Class A	10,855	415,312
Brooks Automation, Inc.	5,511	56,102
Cabot Microelectronics Corp.*	2,004	80,541
Cavium, Inc.*	5,010	233,716
CEVA, Inc.*	835	11,882
Cirrus Logic, Inc.*	14,028	314,648
Cree, Inc.*	3,006	141,973
Cypress Semiconductor Corp.*	12,692	128,316
Diodes, Inc.*	9,352	238,476
Entegris, Inc.*	15,698	180,370
Entropic Communications, Inc.*	835	2,330
Exar Corp.*	3,173	30,556
Fairchild Semiconductor International, Inc.*	15,698	238,924
First Solar, Inc.*	1,837	115,933
FormFactor, Inc.*	12,525	84,544
Freescale Semiconductor Ltd.*	3,173	63,523
GT Advanced Technologies, Inc.*	16,032	221,883
Inphi Corp.*	1,670	25,484
Integrated Device Technology, Inc.*	14,195	203,840
Integrated Silicon Solution, Inc.	6,179	90,337
Intel Corp.	103,039	3,491,992
International Rectifier Corp.*	7,348	182,524
Intersil Corp., Class A	12,859	164,981
IXYS Corp.	1,837	20,979
KLA-Tencor Corp.	4,008	286,532
Kulicke & Soffa Industries, Inc.*	12,024	163,767
Lam Research Corp.	3,340	233,800

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Lattice Semiconductor Corp.*	12,859	$87,956
Linear Technology Corp.	4,175	184,264
Magnachip Semiconductor Corp.*	2,839	39,774
Marvell Technology Group Ltd.	5,845	77,972
Maxim Integrated Products, Inc.	8,851	259,423
MaxLinear, Inc., Class A*	1,837	17,415
Micrel, Inc.	5,010	52,405
Microchip Technology, Inc.	3,340	150,367
Micron Technology, Inc.*	19,539	596,916
Microsemi Corp.*	22,879	548,638
MKS Instruments, Inc.	5,511	175,140
Monolithic Power Systems, Inc.	3,340	137,742
Nanometrics, Inc.*	2,004	31,182
NVIDIA Corp.	10,688	187,040
OmniVision Technologies, Inc.*	12,859	288,042
ON Semiconductor Corp.*	9,018	77,194
PDF Solutions, Inc.*	2,171	41,596
Peregrine Semiconductor Corp.*	3,006	20,260
Photronics, Inc.*	8,684	69,211
Pixelworks, Inc.*	3,507	27,600
PLX Technology, Inc.*	1,837	11,922
PMC - Sierra, Inc.*	18,036	121,382
Power Integrations, Inc.	2,338	125,855
QuickLogic Corp.*	5,010	17,034
Rambus, Inc.*	11,523	132,630
RF Micro Devices, Inc.*	27,722	309,378
Rubicon Technology, Inc.*	1,336	10,060
Rudolph Technologies, Inc.*	2,171	19,995
Semtech Corp.*	5,344	119,332
Sigma Designs, Inc.*	6,680	28,323
Silicon Image, Inc.*	6,680	33,333
Silicon Laboratories, Inc.*	3,507	142,840
Skyworks Solutions, Inc.	3,173	161,061
Spansion, Inc., Class A*	13,026	247,103
SunEdison, Inc.*	12,358	247,160

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
SunPower Corp.*	3,340	$122,678
Synaptics, Inc.*	4,175	301,560
Teradyne, Inc.	16,032	292,103
Tessera Technologies, Inc.	9,352	237,634
Texas Instruments, Inc.	23,046	1,065,877
TriQuint Semiconductor, Inc.*	17,368	312,277
Ultra Clean Holdings, Inc.*	5,344	46,332
Ultratech, Inc.*	1,503	35,591
Veeco Instruments, Inc.*	3,006	104,338
Xcerra Corp.*	5,344	49,966
Xilinx, Inc.	4,509	185,455

		17,326,815
Software - 3.5%
ACI Worldwide, Inc.*	10,020	187,775
Activision Blizzard, Inc.	10,521	235,460
Actuate Corp.*	167	705
Adobe Systems, Inc.*	10,020	692,482
Advent Software, Inc.	3,340	108,416
ANSYS, Inc.*	2,839	218,433
Aspen Technology, Inc.*	6,012	261,161
Autodesk, Inc.*	4,676	249,465
Blackbaud, Inc.	3,841	141,003
Bottomline Technologies de, Inc.*	3,173	89,828
BroadSoft, Inc.*	1,336	32,598
CA, Inc.	10,521	303,846
Cadence Design Systems, Inc.*	4,676	78,697
Callidus Software, Inc.*	2,839	30,434
Citrix Systems, Inc.*	4,175	282,773
CommVault Systems, Inc.*	4,509	216,522
Compuware Corp.	13,861	126,135
Comverse, Inc.*	835	21,443
Concur Technologies, Inc.*	1,336	124,195
Cyan, Inc.*	2,171	8,358
Document Security Systems, Inc.*	835	1,094
Ebix, Inc.	5,177	65,023
Electronic Arts, Inc.*	7,014	235,670
Ellie Mae, Inc.*	2,171	62,351
EnerNOC, Inc.*	2,672	47,882

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Epiq Systems, Inc.	5,511	$79,469
ePlus, Inc.*	1,670	91,332
FactSet Research Systems, Inc.	668	80,247
Fair Isaac Corp.	3,674	209,969
FireEye, Inc.*	835	29,642
FleetMatics Group PLC*	3,674	116,062
Fortinet, Inc.*	15,197	373,086
Glu Mobile, Inc.*	3,841	21,548
Guidewire Software, Inc.*	3,006	121,743
Informatica Corp.*	1,336	42,378
Interactive Intelligence Group, Inc.*	1,002	45,461
Intuit, Inc.	6,179	506,493
Jive Software, Inc.*	835	6,613
Manhattan Associates, Inc.*	6,847	201,028
Mentor Graphics Corp.	22,879	451,860
MICROS Systems, Inc.*	1,670	112,942
Microsoft Corp.	178,523	7,705,053
MicroStrategy, Inc., Class A*	1,002	143,416
Mitek Systems, Inc.*	167	526
Model N, Inc.*	668	6,573
Monotype Imaging Holdings, Inc.	2,839	84,858
Net 1 UEPS Technologies, Inc.*	9,352	99,599
NetScout Systems, Inc.*	4,008	170,460
NetSuite, Inc.*	668	56,319
Nuance Communications, Inc.*	5,678	103,226
Oracle Corp.	81,162	3,278,133
Pegasystems, Inc.	3,173	67,807
Progress Software Corp.*	4,175	96,776
Proofpoint, Inc.*	1,336	47,121
PROS Holdings, Inc.*	1,169	29,950
PTC, Inc.*	9,686	348,309
Qlik Technologies, Inc.*	5,010	132,565
Qualys, Inc.*	1,002	23,938
Rally Software Development Corp.*	668	6,794
RealPage, Inc.*	4,175	67,238
Red Hat, Inc.*	4,175	242,651

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Rosetta Stone, Inc.*	334	$3,220
Rovi Corp.*	23,046	538,585
Salesforce.com, Inc.*	13,193	715,720
Seachange International, Inc.*	1,002	7,505
ServiceNow, Inc.*	2,338	137,474
SolarWinds, Inc.*	6,513	267,945
Solera Holdings, Inc.	1,336	85,504
Splunk, Inc.*	2,338	109,933
SS&C Technologies Holdings, Inc.*	5,845	253,147
Symantec Corp.	13,026	308,195
Synchronoss Technologies, Inc.*	3,173	128,221
Synopsys, Inc.*	3,006	113,537
Tableau Software, Inc., Class A*	835	54,275
Take-Two Interactive Software, Inc.*	22,378	500,820
Tangoe, Inc.*	1,837	25,351
Telenav, Inc.*	1,670	8,300
TIBCO Software, Inc.*	14,696	283,633
TiVo, Inc.*	11,690	157,347
Tyler Technologies, Inc.*	2,505	227,279
The Ultimate Software Group, Inc.*	2,171	292,890
Varonis Systems, Inc.*	1,002	21,122
VASCO Data Security International, Inc.*	4,175	56,655
Verint Systems, Inc.*	4,509	211,652
VirnetX Holding Corp.*	2,171	30,351
VMware, Inc., Class A*	1,837	182,524
Vringo, Inc.*	12,024	39,198
Workday, Inc., Class A*	668	56,005
Zynga, Inc., Class A*	53,106	155,069

		23,994,391
Specialty Retail - 2.8%
Aaron’s, Inc.	19,539	515,439
Abercrombie & Fitch Co., Class A	18,370	722,676
Advance Auto Parts, Inc.	1,503	182,028
Aeropostale, Inc.*	1,336	4,435
American Eagle Outfitters, Inc.	30,060	320,440

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
America’s Car-Mart, Inc.*	835	$31,262
ANN, Inc.*	11,356	417,333
Asbury Automotive Group, Inc.*	7,515	507,488
Ascena Retail Group, Inc.*	18,036	289,658
AutoNation, Inc.*	835	44,522
AutoZone, Inc.*	668	345,376
Barnes & Noble, Inc.*	7,849	163,416
bebe stores, inc.	7,849	22,056
Bed Bath & Beyond, Inc.*	2,672	169,111
Best Buy Co., Inc.	5,344	158,877
Big 5 Sporting Goods Corp.	2,004	19,860
Brown Shoe Co., Inc.	9,519	268,341
The Buckle, Inc.	2,004	89,178
Cabela’s, Inc.*	1,336	77,969
CarMax, Inc.*	3,841	187,479
The Cato Corp., Class A	6,012	185,530
Chico’s FAS, Inc.	11,690	184,819
The Children’s Place Retail Stores, Inc.	2,672	134,134
Christopher & Banks Corp.*	3,507	29,985
Citi Trends, Inc.*	3,173	63,936
Conn’s, Inc.*	5,344	213,760
The Container Store Group, Inc.*	1,169	24,584
CST Brands, Inc.	6,683	223,413
Destination Maternity Corp.	1,837	34,958
Destination XL Group, Inc.*	7,014	37,525
Dick’s Sporting Goods, Inc.	835	35,513
DSW, Inc., Class A	7,014	186,502
Express, Inc.*	16,366	254,655
The Finish Line, Inc., Class A	12,191	320,501
Five Below, Inc.*	3,674	134,542
Foot Locker, Inc.	2,338	111,125
Francesca’s Holdings Corp.*	5,010	64,028
GameStop Corp., Class A	1,670	70,090
The Gap, Inc.	6,513	261,236
Genesco, Inc.*	6,179	471,272

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
GNC Holdings, Inc., Class A	2,839	$93,148
Group 1 Automotive, Inc.	4,676	345,650
Guess?, Inc.	14,696	382,243
Haverty Furniture Cos, Inc.	1,336	29,699
hhgregg, Inc.*	2,338	16,623
Hibbett Sports, Inc.*	2,004	100,020
The Home Depot, Inc.	33,233	2,686,888
Kirkland’s, Inc.*	2,672	50,260
L Brands, Inc.	5,678	329,154
Lithia Motors, Inc., Class A	3,507	311,597
Lowe’s Cos., Inc.	24,215	1,158,688
Lumber Liquidators Holdings, Inc.*	1,503	81,493
MarineMax, Inc.*	2,171	36,191
Mattress Firm Holding Corp.*	1,670	77,822
The Men’s Wearhouse, Inc.	7,348	369,751
Monro Muffler Brake, Inc.	2,505	127,229
Murphy USA, Inc.*	10,688	528,201
Office Depot, Inc.*	110,053	551,366
O’Reilly Automotive, Inc.*	2,338	350,700
Outerwall, Inc.*	4,843	266,462
Pacific Sunwear of California, Inc.*	2,171	4,407
Penske Automotive Group, Inc.	6,346	294,772
The Pep Boys-Manny Moe & Jack*	2,505	26,503
PetSmart, Inc.	2,672	182,070
Pier 1 Imports, Inc.	4,509	67,906
RadioShack Corp.*	34,068	21,122
Rent-A-Center, Inc.	12,692	303,846
Restoration Hardware Holdings, Inc.*	2,338	191,225
Ross Stores, Inc.	3,340	215,096
Sally Beauty Holdings, Inc.*	6,012	156,011
Sears Hometown and Outlet Stores, Inc.*	1,336	25,331
Select Comfort Corp.*	4,008	80,962
Shoe Carnival, Inc.	1,503	26,753
Signet Jewelers Ltd.	1,503	152,990

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Sonic Automotive, Inc., Class A	8,517	$207,133
Stage Stores, Inc.	7,682	138,430
Staples, Inc.	16,199	187,746
Stein Mart, Inc.	4,342	56,359
Tiffany & Co.	2,338	228,212
Tile Shop Holdings, Inc.*	1,837	18,572
TJX Cos., Inc.	17,034	907,742
Tractor Supply Co.	2,004	124,589
Ulta Salon Cosmetics & Fragrance, Inc.*	1,503	138,772
Urban Outfitters, Inc.*	1,336	47,735
Vitamin Shoppe, Inc.*	1,837	78,348
The Wet Seal, Inc., Class A*	501	462
Williams-Sonoma, Inc.	1,670	112,007
Zumiez, Inc.*	2,171	60,462

		19,527,800
Technology Hardware, Storage & Peripherals - 2.9%
3D Systems Corp.*	2,505	125,576
Apple, Inc.	141,616	13,534,241
Cray, Inc.*	2,839	75,290
Diebold, Inc.	9,352	352,383
Eastman Kodak Co.*	8,350	197,394
Electronics For Imaging, Inc.*	3,841	169,273
EMC Corp.	45,758	1,340,709
Hewlett-Packard Co.	38,577	1,373,727
Immersion Corp.*	2,004	27,355
Lexmark International, Inc., Class A	13,527	649,702
NCR Corp.*	3,507	108,542
NetApp, Inc.	8,183	317,828
Nimble Storage, Inc.*	835	21,610
QLogic Corp.*	22,378	203,640
Quantum Corp.*	71,810	89,762
SanDisk Corp.	4,843	444,151
Seagate Technology PLC	6,513	381,662
Silicon Graphics International Corp.*	1,336	12,705
Super Micro Computer, Inc.*	7,181	187,927
Violin Memory, Inc.*	3,173	12,565
Western Digital Corp.	3,340	333,432

		19,959,474

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc.*	23,714	$21,817
Carter’s, Inc.	1,336	102,284
Coach, Inc.	7,014	242,404
Columbia Sportswear Co.	1,169	87,395
Crocs, Inc.*	10,354	164,318
Deckers Outdoor Corp.*	3,340	295,623
Fossil Group, Inc.*	1,169	114,562
G-III Apparel Group Ltd.*	4,008	311,301
Hanesbrands, Inc.	1,503	146,858
Iconix Brand Group, Inc.*	8,183	345,568
Kate Spade & Co.*	7,849	296,928
Lululemon Athletica, Inc.*	334	12,849
Michael Kors Holdings Ltd.*	3,507	285,750
Movado Group, Inc.	1,336	54,683
NIKE, Inc., Class B	17,034	1,313,832
Oxford Industries, Inc.	1,002	59,689
Perry Ellis International, Inc.*	3,006	55,310
PVH Corp.	2,171	239,201
Quiksilver, Inc.*	5,177	15,479
Ralph Lauren Corp.	1,837	286,315
Skechers U.S.A., Inc., Class A*	4,843	252,659
Steven Madden Ltd.*	4,008	127,655
Tumi Holdings, Inc.*	1,503	31,683
Under Armour, Inc., Class A*	3,173	211,798
Unifi, Inc.*	835	23,914
Vera Bradley, Inc.*	1,503	29,805
VF Corp.	8,517	521,837
Wolverine World Wide, Inc.	7,849	190,417

		5,841,934
Thrifts & Mortgage Finance - 0.5%
Astoria Financial Corp.	14,028	180,681
Beneficial Mutual Bancorp, Inc.*	3,507	45,872
Berkshire Hills Bancorp, Inc.	2,505	60,546

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - (continued)
BofI Holding, Inc.*	1,169	$87,196
Brookline Bancorp, Inc.	10,855	98,021
Capitol Federal Financial, Inc.	12,859	150,450
Dime Community Bancshares, Inc.	4,843	73,226
EverBank Financial Corp.	18,537	352,203
Federal Agricultural Mortgage Corp., Class C	2,171	63,285
Flagstar Bancorp, Inc.*	4,008	73,346
Home Loan Servicing Solutions Ltd.	13,861	296,625
HomeStreet, Inc.	1,336	23,300
Hudson City Bancorp, Inc.	6,513	63,502
MGIC Investment Corp.*	32,231	238,187
Nationstar Mortgage Holdings, Inc.*	4,676	142,665
New York Community Bancorp, Inc.	6,346	100,774
Northfield Bancorp, Inc.	4,008	51,142
Northwest Bancshares, Inc.	6,847	84,903
Ocwen Financial Corp.*	3,173	95,729
Oritani Financial Corp.	4,342	64,262
PennyMac Financial Services, Inc., Class A*	7,014	106,122
People’s United Financial, Inc.	6,012	87,294
Provident Financial Services, Inc.	10,354	173,015
Radian Group, Inc.	17,034	215,650
TFS Financial Corp.*	1,837	24,763
Tree.com, Inc.*	334	8,524
TrustCo Bank Corp. NY	16,700	110,053
United Financial Bancorp, Inc.	5,511	69,879
Walker & Dunlop, Inc.*	2,839	38,752
Washington Federal, Inc.	21,710	455,042
WSFS Financial Corp.	1,503	107,600

		3,742,609
Tobacco - 0.9%
Alliance One International, Inc.*	15,197	34,497
Altria Group, Inc.	46,593	1,891,676
Lorillard, Inc.	8,183	494,908

	Shares		Value
Common Stocks - (continued)
Tobacco - (continued)
Philip Morris International, Inc.	39,078		$3,204,787
Reynolds American, Inc.	7,181		401,059
Universal Corp.	5,511		286,186
Vector Group Ltd.	9,018		185,139

			6,498,252
Trading Companies & Distributors - 0.6%
Aceto Corp.	4,008		67,174
Air Lease Corp.	7,515		258,892
Applied Industrial Technologies, Inc.	3,674		178,042
Beacon Roofing Supply, Inc.*	2,839		78,470
CAI International, Inc.*	2,839		54,197
DXP Enterprises, Inc.*	668		47,448
Fastenal Co.	6,179		274,039
GATX Corp.	10,354		641,948
H&E Equipment Services, Inc.*	2,672		96,673
Houston Wire & Cable Co.	1,670		20,057
Kaman Corp.	6,680		267,267
MRC Global, Inc.*	21,710		582,479
MSC Industrial Direct Co., Inc., Class A	668		56,974
Rush Enterprises, Inc., Class A*	8,183		288,287
TAL International Group, Inc.*	7,348		324,782
Titan Machinery, Inc.*	3,173		46,516
United Rentals, Inc.*	1,837		194,538
Veritiv Corp.*	—	#	6
W.W. Grainger, Inc.	1,670		392,700
Watsco, Inc.	3,006		269,247
WESCO International, Inc.*	1,002		78,647

			4,218,383
Transportation Infrastructure - 0.0%†
Wesco Aircraft Holdings, Inc.*	3,173		60,128

Water Utilities - 0.1%
American States Water Co.	3,841		117,343
American Water Works Co., Inc.	3,173		151,574
Aqua America, Inc.	4,342		103,253

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
California Water Service Group	5,177	$117,880
Connecticut Water Service, Inc.	1,002	31,954
Middlesex Water Co.	2,338	47,508
SJW Corp.	835	22,386

		591,898
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.*	3,340	20,407
Leap Wireless International, Inc.*^	12,069	—
NII Holdings, Inc.*	4,175	2,861
NTELOS Holdings Corp.	835	10,053
SBA Communications Corp., Class A*	2,171	232,145
Shenandoah Telecommunications Co.	3,006	83,296
Spok Holdings, Inc.	2,505	37,500
Sprint Corp.*	23,547	173,071
Telephone & Data Systems, Inc.	21,042	526,050
T-Mobile US, Inc.*	4,008	132,024
United States Cellular Corp.*	167	6,528

		1,223,935

Total Common Stocks (Cost $559,807,522)		678,594,534

	No. of Warrants
Warrant - 0.0%†
Magnum Hunter Resources Corp., expiring 04/15/16 at 8.50 USD*^	2,849	—
Tejon Ranch Co., expiring 08/31/16 at 40.00 USD*	142	321

Total Warrants (Cost $—)		321

	Principal Amount	Value
U.S. Government & Agency Security - 0.1%
U.S. Treasury Bill 0.00%, due 10/02/14(a) (b)	$530,000	$529,993

Total U.S. Government & Agency Security (Cost $529,912)		529,993

Total Investment Securities (Cost $560,337,434) — 98.6%		679,124,848

Other assets less liabilities — 1.4%		9,415,736

Net Assets — 100.0%		$688,540,584

*	Non-income producing security.
‡	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is an indirect subsidiary of Northern Trust Corporation.
#	Amount represents less than one share.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $43 or 0.00% of net assets.
†	Amount represents less than 0.05%.
(a)	Security pledged as collateral to cover margin requirements for open futures contracts.
(b)	Zero coupon security. Rate disclosed is yield as of July 31, 2014.

Percentages shown are based on Net Assets.

Abbreviation:

REIT — Real Estate Investment Trust

USD — US Dollar

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,722,037
Aggregate gross unrealized depreciation	(4,720,706)

Net unrealized appreciation	$119,001,331

Federal income tax cost of investments	$560,123,517

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2014 (Unaudited)

Investment in a company which was affiliated for the period ending July 31, 2014, was as follows:

Security	Value October 31, 2013	Purchases at Cost	Sales at Cost	Value July 31, 2014	Dividend Income	Realized Gain
Northern Trust Corp.	$198,034	$164,304	$15,447	$390,972	$3,925	$84

Futures Contracts Purchased

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 400® Index Futures Contracts	12	09/19/14	$1,641,360	$(44,302)
E-mini S&P 500® Index Futures Contracts	49	09/19/14	4,715,760	(38,834)
Mini Russell 2000® Index Futures Contracts	31	09/19/14	3,461,770	(143,221)

				$(226,357)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.2%
Aerospace & Defense - 0.9%
Airbus Group N.V.	17,452	$1,012,490
BAE Systems PLC	96,901	699,872
Bombardier, Inc., Class A	800	2,785
Bombardier, Inc., Class B	38,487	131,867
CAE, Inc.	7,384	94,415
Chemring Group PLC	43,609	149,275
Cobham PLC	43,100	212,840
Elbit Systems Ltd.	412	25,859
Finmeccanica SpA*	9,150	84,597
Kongsberg Gruppen A/S	2,303	52,473
MacDonald Dettwiler & Associates Ltd.	250	18,711
Meggitt PLC	23,207	199,232
MTU Aero Engines AG	4,979	430,759
QinetiQ Group PLC	70,717	246,902
Rolls-Royce Holdings PLC*	54,147	950,730
Saab AB, Class B	5,225	142,618
Safran S.A.	7,400	434,613
Senior PLC	38,251	170,360
Singapore Technologies Engineering Ltd.	52,000	158,352
Thales S.A.	3,753	213,515
Ultra Electronics Holdings PLC	6,003	179,792
Zodiac Aerospace	5,010	156,692

		5,768,749
Air Freight & Logistics - 0.4%
Bollore S.A.	66	40,741
CTT-Correios de Portugal S.A.	6,883	73,215
CWT Ltd.	97,000	131,370
Deutsche Post AG (Registered)	26,550	853,106
Financiere de L’Odet	39	54,530
Freightways Ltd.	5,961	24,892
Kerry Logistics Network Ltd.	26,000	42,673
Kintetsu World Express, Inc.	800	34,502
Mainfreight Ltd.	10,188	128,841
Mitsui-Soko Co. Ltd.	13,000	58,025
Oesterreichische Post AG	1,006	47,172
Panalpina Welttransport Holding AG (Registered)	1,210	165,006

	Shares	Value
Common Stocks - (continued)
Air Freight & Logistics - (continued)
PostNL N.V.*	106,602	$533,307
Royal Mail PLC	12,166	85,733
Singapore Post Ltd.	5,000	7,052
TNT Express N.V.	15,712	126,767
Toll Holdings Ltd.	28,184	143,067
Yamato Holdings Co. Ltd.	10,100	212,637
Yusen Logistics Co. Ltd.	2,100	24,444

		2,787,080
Airlines - 0.2%
Aegean Airlines S.A.*	2,412	20,138
Aer Lingus Group PLC	79,187	140,387
Air France-KLM*	9,845	106,474
Air New Zealand Ltd.	2,717	4,566
ANA Holdings, Inc.	35,000	87,300
Cathay Pacific Airways Ltd.	27,000	51,282
Deutsche Lufthansa AG (Registered)	6,381	113,339
easyJet PLC	2,212	48,362
Finnair Oyj*	18,495	70,774
International Consolidated Airlines Group S.A.*	22,077	123,298
Japan Airlines Co. Ltd.	2,900	161,589
Norwegian Air Shuttle A/S*	532	16,134
Qantas Airways Ltd.*	22,594	28,043
SAS AB*	2,690	4,927
Singapore Airlines Ltd.	18,000	149,008
Virgin Australia Holdings Ltd.*	108,255	40,761
WestJet Airlines Ltd.	2,400	62,037

		1,228,419
Auto Components - 1.5%
Aisin Seiki Co. Ltd.	5,000	196,431
Akebono Brake Industry Co. Ltd.	14,500	70,783
ARB Corp. Ltd.	1,725	19,630
Brembo SpA	3,312	121,776
Bridgestone Corp.	20,000	727,768
Calsonic Kansei Corp.	6,000	39,850
Cie Generale des Etablissements Michelin	5,510	604,978
Continental AG	3,115	673,528
Daido Metal Co. Ltd.	4,000	54,806

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Denso Corp.	15,000	$698,400
Eagle Industry Co. Ltd.	6,600	122,521
ElringKlinger AG	2,512	90,967
Exedy Corp.	2,000	59,610
F.C.C. Co. Ltd.	6,800	123,456
Faurecia	16,029	567,697
GKN PLC	49,703	287,320
G-Tekt Corp.	2,800	30,005
HI-LEX Corp.	5,464	150,846
Keihin Corp.	8,300	128,897
Koito Manufacturing Co. Ltd.	2,000	55,254
KYB Co. Ltd.	56,000	258,122
Leoni AG	8,051	552,724
Linamar Corp.	3,007	163,960
Magna International, Inc.	6,253	672,543
Martinrea International, Inc.	20,414	240,584
Mitsuba Corp.	6,700	112,063
Musashi Seimitsu Industry Co. Ltd.	4,200	104,066
Nexteer Automotive Group Ltd.	209,000	150,209
NGK Spark Plug Co. Ltd.	6,000	181,456
NHK Spring Co. Ltd.	2,100	20,809
Nifco, Inc.	200	6,651
Nippon Seiki Co. Ltd.	12,000	237,351
Nissan Shatai Co. Ltd.	1,000	16,337
Nissin Kogyo Co. Ltd.	2,200	40,027
NOK Corp.	800	16,469
Nokian Renkaat Oyj	4,178	145,177
Pirelli & C. SpA	8,062	120,598
Plastic Omnium S.A.	7,859	208,782
Press Kogyo Co. Ltd.	20,000	77,211
Riken Corp.	15,000	68,265
Sanden Corp.	22,000	125,152
Showa Corp.	8,700	97,884
Stanley Electric Co. Ltd.	6,600	173,352
Sumitomo Rubber Industries Ltd.	4,000	58,579
Tachi-S Co. Ltd.	3,900	66,179
Tokai Rika Co. Ltd.	2,600	54,814
Tokai Rubber Industries Ltd.	7,600	75,605

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Topre Corp.	10,000	$142,850
Toyo Tire & Rubber Co. Ltd.	4,000	73,516
Toyoda Gosei Co. Ltd.	200	4,098
Toyota Industries Corp.	5,000	246,511
TPR Co. Ltd.	3,700	87,719
TS Tech Co. Ltd.	1,100	31,598
Unipres Corp.	10,300	224,960
Valeo S.A.	2,051	246,241
Xinyi Glass Holdings Ltd.	10,000	5,910
The Yokohama Rubber Co. Ltd.	5,000	43,759
Yorozu Corp.	2,200	47,044

		10,023,698
Automobiles - 2.5%
Bayerische Motoren Werke AG	9,694	1,158,791
Bayerische Motoren Werke AG (Preference)	2,403	228,344
Daihatsu Motor Co. Ltd.	4,200	75,272
Daimler AG (Registered)	28,689	2,375,318
Fiat SpA*	25,152	243,819
Fuji Heavy Industries Ltd.	16,700	481,667
Honda Motor Co. Ltd.	51,600	1,833,485
Isuzu Motors Ltd.	29,000	203,890
Mazda Motor Corp.	16,800	408,585
Mitsubishi Motors Corp.	22,600	260,427
Nissan Motor Co. Ltd.	75,100	746,363
Peugeot S.A.*	19,115	286,705
Piaggio & C SpA*	4,425	13,203
Porsche Automobil Holding SE (Preference)	4,650	436,328
Renault S.A.	5,503	459,231
Suzuki Motor Corp.	10,700	360,430
Toyota Motor Corp.	85,200	5,084,576
Volkswagen AG	851	197,041
Volkswagen AG (Preference)	4,350	1,015,933
Yamaha Motor Co. Ltd.	5,800	97,461

		15,966,869
Banks - 11.8%
The 77 Bank Ltd.	1,000	5,261
The Aichi Bank Ltd.	1,200	59,279
The Akita Bank Ltd.	47,000	133,456

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Aktia Bank Oyj	4,665	$58,548
Alpha Bank AE*	69,491	55,787
The Aomori Bank Ltd.	47,000	136,199
Aozora Bank Ltd.	52,000	177,994
Australia & New Zealand Banking Group Ltd.	83,107	2,624,678
The Awa Bank Ltd.	6,000	34,307
Banca Carige SpA*	199,016	38,265
Banca Monte dei Paschi di Siena SpA*	86,358	155,988
Banca Popolare dell’Emilia Romagna SC*	17,778	151,047
Banca Popolare di Milano Scarl*	239,690	210,383
Banca Popolare di Sondrio SCARL	25,672	116,924
Banco Bilbao Vizcaya Argentaria S.A.	178,793	2,205,416
Banco BPI S.A. (Registered)*	53,685	108,249
Banco Comercial Portugues S.A., Class R*	1,273,725	182,695
Banco de Sabadell S.A.	123,714	402,898
Banco Espirito Santo S.A. (Registered)*	48,647	13,083
Banco Popolare SC*	10,387	161,492
Banco Popular Espanol S.A.	49,856	305,653
Banco Santander S.A.	356,646	3,601,371
Banco Santander S.A. (Registered)*^	7,130	71,998
Bank Hapoalim BM	35,216	206,131
Bank Leumi Le-Israel BM*	50,451	198,883
Bank of East Asia Ltd.	41,325	176,763
Bank of Georgia Holdings PLC	8,481	348,655
Bank of Ireland*	641,646	227,508
The Bank of Iwate Ltd.	5,100	236,315
The Bank of Kyoto Ltd.	5,000	45,947
Bank of Montreal	19,906	1,486,025
The Bank of Nagoya Ltd.	10,000	38,411
Bank of Nova Scotia	36,403	2,474,795
The Bank of Okinawa Ltd.	400	17,173
Bank of Queensland Ltd.	15,515	180,881
Bank of the Ryukyus Ltd.	9,661	142,893

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
The Bank of Yokohama Ltd.	50,000	$288,229
Bankia S.A.*	117,563	231,387
Bankinter S.A.	17,075	147,930
Banque Cantonale Vaudoise (Registered)	303	161,613
Barclays PLC	455,516	1,735,741
Bendigo and Adelaide Bank Ltd.	15,302	181,385
Berner Kantonalbank AG (Registered)	259	53,691
BNP Paribas S.A.	30,060	1,990,904
CaixaBank S.A.	52,416	315,527
Canadian Imperial Bank of Commerce	12,052	1,120,455
Canadian Western Bank	1,676	64,075
The Chiba Bank Ltd.	30,000	221,131
The Chugoku Bank Ltd.	1,000	15,501
The Chukyo Bank Ltd.	18,000	32,032
comdirect bank AG	411	4,259
Commerzbank AG*	29,613	428,910
Commonwealth Bank of Australia	48,802	3,799,840
Credit Agricole S.A.	30,844	417,645
Credito Emiliano SpA	4,982	41,929
Credito Valtellinese Scarl*	108,276	132,849
Dah Sing Banking Group Ltd.	120,640	216,061
Dah Sing Financial Holdings Ltd.	47,740	271,654
The Daishi Bank Ltd.	8,000	29,717
Danske Bank A/S	20,603	596,443
DBS Group Holdings Ltd.	51,858	757,185
Deutsche Postbank AG	611	30,166
DNB ASA	29,602	526,421
The Ehime Bank Ltd.	31,000	73,253
The Eighteenth Bank Ltd.	47,000	124,773
Erste Group Bank AG	6,803	175,267
FIBI Holdings Ltd.*	1,280	31,672
The Fukui Bank Ltd.	61,000	145,923
Fukuoka Financial Group, Inc.	28,000	144,853
The Gunma Bank Ltd.	2,000	11,883
The Hachijuni Bank Ltd.	23,000	143,142
Hang Seng Bank Ltd.	25,000	425,159

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
The Higashi-Nippon Bank Ltd.	29,000	$77,833
The Higo Bank Ltd.	8,000	43,176
The Hiroshima Bank Ltd.	23,000	112,948
The Hokkoku Bank Ltd.	17,000	57,694
The Hokuetsu Bank Ltd.	30,000	61,555
Hokuhoku Financial Group, Inc.	32,000	66,281
HSBC Holdings PLC	568,533	6,108,513
The Hyakugo Bank Ltd.	53,000	214,402
The Hyakujushi Bank Ltd.	10,000	35,494
Intesa Sanpaolo SpA	356,598	1,061,015
Israel Discount Bank Ltd., Class A*	3,293	5,766
The Iyo Bank Ltd.	6,000	61,380
The Joyo Bank Ltd.	28,000	150,571
The Juroku Bank Ltd.	27,000	100,559
Jyske Bank A/S (Registered)*	17,822	1,011,080
The Kagoshima Bank Ltd.	7,000	46,424
Kansai Urban Banking Corp.	86,000	102,864
KBC Groep N.V.*	8,000	435,332
The Keiyo Bank Ltd.	5,000	25,429
Laurentian Bank of Canada	9,153	433,415
Liechtensteinische Landesbank AG	3,696	160,961
Lloyds Banking Group PLC*	1,486,504	1,863,426
Luzerner Kantonalbank AG (Registered)	162	62,979
The Minato Bank Ltd.	29,000	54,427
Mitsubishi UFJ Financial Group, Inc.	386,700	2,314,898
The Miyazaki Bank Ltd.	58,000	195,712
Mizrahi Tefahot Bank Ltd.	4,192	53,197
Mizuho Financial Group, Inc.	716,500	1,403,946
The Musashino Bank Ltd.	6,900	238,197
The Nanto Bank Ltd.	42,468	176,752
National Australia Bank Ltd.	71,206	2,338,192
National Bank of Canada	10,006	448,531
National Bank of Greece S.A.*	8,403	27,096
Natixis	29,774	192,416

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
The Nishi-Nippon City Bank Ltd.	34,000	$89,600
Nordea Bank AB	95,850	1,288,002
North Pacific Bank Ltd.	6,000	24,739
The Ogaki Kyoritsu Bank Ltd.	92,000	254,077
The Oita Bank Ltd.	56,000	204,211
Oversea-Chinese Banking Corp. Ltd.	78,443	627,368
Piraeus Bank S.A.*	81,429	172,144
Raiffeisen Bank International AG	2,526	69,590
Resona Holdings, Inc.	60,300	339,277
Royal Bank of Canada	43,202	3,193,372
Royal Bank of Scotland Group PLC*	61,960	371,669
The San-In Godo Bank Ltd.	30,000	215,296
Senshu Ikeda Holdings, Inc.	62,100	318,245
Seven Bank Ltd.	31,700	128,545
The Shiga Bank Ltd.	1,000	5,990
The Shikoku Bank Ltd.	45,000	101,084
Shinsei Bank Ltd.	37,000	79,156
The Shizuoka Bank Ltd.	22,000	239,821
Skandinaviska Enskilda Banken AB, Class A	42,301	567,815
Societe Generale S.A.	21,267	1,068,637
Spar Nord Bank A/S	16,329	177,304
SpareBank 1 SMN	36,200	307,508
St. Galler Kantonalbank AG (Registered)	719	273,588
Standard Chartered PLC	70,736	1,471,299
Sumitomo Mitsui Financial Group, Inc.	40,100	1,661,166
Sumitomo Mitsui Trust Holdings, Inc.	106,000	466,014
Suruga Bank Ltd.	5,000	98,507
Svenska Handelsbanken AB, Class A	14,751	712,778
Swedbank AB, Class A	29,771	764,326
Sydbank A/S*	16,005	438,344
The Tochigi Bank Ltd.	16,000	66,903
The Toho Bank Ltd.	44,732	160,946
The Tokyo Tomin Bank Ltd.	10,200	121,803

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
TOMONY Holdings, Inc.	31,700	$131,319
The Toronto-Dominion Bank	55,956	2,930,796
UniCredit SpA	130,495	1,023,170
Unione di Banche Italiane SCPA	27,200	225,094
United Overseas Bank Ltd.	37,844	732,709
Valiant Holding AG (Registered)	3,522	334,654
Westpac Banking Corp.	94,031	3,025,628
Wing Hang Bank Ltd.^	2,511	39,463
The Yachiyo Bank Ltd.	2,300	73,808
The Yamagata Bank Ltd.	30,000	146,448
Yamaguchi Financial Group, Inc.	1,000	10,327
The Yamanashi Chuo Bank Ltd.	52,000	234,628
Zuger Kantonalbank AG	4	19,985

		76,629,570
Beverages - 1.7%
A.G.BARR PLC	11,975	134,041
Anheuser-Busch InBev N.V.	24,865	2,694,154
Asahi Group Holdings Ltd.	10,800	329,246
Britvic PLC	15,089	178,705
C&C Group PLC	34,333	194,683
Carlsberg A/S, Class B	3,151	302,557
Coca-Cola Amatil Ltd.	17,232	149,152
Coca-Cola East Japan Co. Ltd.	2,606	70,450
Coca-Cola HBC AG (CDI)*	5,892	138,369
Coca-Cola West Co. Ltd.	1,000	16,745
Corby Spirit and Wine Ltd.	638	12,424
Cott Corp.	25,222	172,371
Davide Campari-Milano SpA	2,464	19,237
Diageo PLC	76,562	2,308,577
Heineken Holding N.V.	3,000	191,227
Heineken N.V.	7,015	493,332
Ito En Ltd.	200	4,899
Kirin Holdings Co. Ltd.	32,738	462,410
Molson Coors Canada, Inc., Class B	620	44,559
Pernod-Ricard S.A.	6,502	728,163

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Remy Cointreau S.A.	2,458	$201,110
Royal UNIBREW A/S*	626	91,679
SABMiller PLC	34,400	1,880,550
Sapporo Holdings Ltd.	2,000	8,693
Suntory Beverage & Food Ltd.	3,000	113,191
Takara Holdings, Inc.	3,000	27,860
Treasury Wine Estates Ltd.	10,860	50,887

		11,019,271
Biotechnology - 0.4%
3-D Matrix Ltd.*	600	22,055
Abcam PLC	7,151	47,990
Actelion Ltd. (Registered)*	3,905	471,967
Biotest AG	494	53,142
Biotest AG (Preference)	761	80,745
CK Life Sciences International Holdings, Inc.	48,000	4,769
CSL Ltd.	15,153	955,149
Genmab A/S*	2,959	118,587
Genus PLC	550	9,722
Grifols S.A.	4,503	203,766
Grifols S.A., Class B	5,214	195,407
Japan Tissue Engineering Co. Ltd.*	418	6,455
Kamada Ltd.*	1,374	9,502
NanoCarrier Co. Ltd.*	1,466	19,317
Pacific Edge Ltd.*	46,742	30,151
PeptiDream, Inc.*	100	7,556
Sirtex Medical Ltd.	8,230	144,459
Swedish Orphan Biovitrum AB*	10,432	125,378
Takara Bio, Inc.	200	3,121
ThromboGenics N.V.*	4,904	60,104

		2,569,342
Building Products - 0.7%
Aica Kogyo Co. Ltd.	1,500	32,674
Asahi Glass Co. Ltd.	37,000	221,133
Assa Abloy AB, Class B	9,751	480,070
Belimo Holding AG (Registered)	21	55,566
Central Glass Co. Ltd.	50,000	175,038
Cie de St-Gobain	12,763	622,026
Daikin Industries Ltd.	7,300	509,690

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Building Products - (continued)
Geberit AG (Registered)	1,152	$387,167
GWA Group Ltd.	7,794	21,376
James Halstead PLC	4,475	21,154
Kingspan Group PLC	2,446	41,826
Lindab International AB*	2,940	27,799
LIXIL Group Corp.	6,100	150,253
Nibe Industrier AB, Class B	5,876	157,579
Nichias Corp.	18,000	117,100
Nichiha Corp.	4,800	48,030
Nippon Sheet Glass Co. Ltd.*	51,000	71,911
Nitto Boseki Co. Ltd.	9,000	39,909
Noritz Corp.	9,000	178,538
Okabe Co. Ltd.	2,500	32,625
Rockwool International A/S, Class B	82	13,694
Sankyo Tateyama, Inc.	4,600	94,161
Sanwa Holdings Corp.	8,000	56,946
Sekisui Jushi Corp.	5,000	68,654
Takara Standard Co. Ltd.	17,752	162,614
Takasago Thermal Engineering Co. Ltd.	16,500	205,538
Tarkett S.A.	5,502	176,680
TOTO Ltd.	6,000	76,025
Uponor Oyj	6,174	95,330
Wienerberger AG	3,084	46,422

		4,387,528
Capital Markets - 2.3%
3i Group PLC	39,703	253,040
Aberdeen Asset Management PLC	25,471	177,945
AGF Management Ltd., Class B	2,200	23,886
Alaris Royalty Corp.	1,680	48,750
Allied Properties HK Ltd.	266,000	54,573
Anima Holding SpA*	44,940	267,457
ARA Asset Management Ltd.	15,200	20,951
Ashmore Group PLC	16,969	101,646
Avanza Bank Holding AB	807	28,513
Azimut Holding SpA	3,015	77,938
Banca Generali SpA	3,809	106,618
Brederode SA	3,253	124,395

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Brewin Dolphin Holdings PLC	25,083	$126,831
BT Investment Management Ltd.	6,705	41,890
Canaccord Genuity Group, Inc.	22,651	263,826
CI Financial Corp.	4,352	141,116
Close Brothers Group PLC	6,922	148,534
Credit Suisse Group AG (Registered)*	47,157	1,283,036
Daiwa Securities Group, Inc.	50,000	426,217
Deutsche Bank AG (Registered)	41,064	1,410,952
Dundee Corp., Class A*	14,198	235,014
EFG International AG*	2,879	34,353
Financiere de Tubize S.A.	179	13,944
GAM Holding AG*	44,961	815,855
Gimv N.V.	3,002	146,970
GMP Capital, Inc.	16,078	119,922
Guoco Group Ltd.	3,000	37,200
Haitong International Securities Group Ltd.	206,000	119,612
Hargreaves Lansdown PLC	10,971	189,854
Henderson Group PLC	12,382	50,944
ICAP PLC	27,010	158,600
Ichigo Group Holdings Co. Ltd.	9,700	29,147
Ichiyoshi Securities Co. Ltd.	7,100	89,065
IGM Financial, Inc.	3,650	172,467
Intermediate Capital Group PLC	22,715	154,511
Investec PLC	22,358	194,208
IOOF Holdings Ltd.	24,714	200,586
IP Group PLC*	126,372	386,811
Jafco Co. Ltd.	300	11,830
Julius Baer Group Ltd.*	5,802	247,253
Jupiter Fund Management PLC	22,577	145,911
kabu.com Securities Co. Ltd.	2,000	9,452
Kyokuto Securities Co. Ltd.	2,700	46,866
Macquarie Group Ltd.	8,070	439,057

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Magellan Financial Group Ltd.	4,385	$48,309
Man Group PLC	158,156	317,748
Marusan Securities Co. Ltd.	3,200	24,676
Matsui Securities Co. Ltd.	1,300	12,427
Mediobanca SpA*	21,921	194,313
Monex Group, Inc.	46,800	152,913
Nomura Holdings, Inc.	115,200	739,695
Okasan Securities Group, Inc.	4,000	29,795
Paris Orleans S.A.	2,313	54,159
Partners Group Holding AG	602	151,079
Perpetual Ltd.	3,560	161,581
Platinum Asset Management Ltd.	10,774	64,307
Rathbone Brothers PLC	3,954	135,313
Ratos AB, Class B	406	3,319
SBI Holdings, Inc.	5,200	61,893
Schroders PLC	2,457	99,141
Schroders PLC (Non-Voting)	1,249	39,095
Sparx Group Co. Ltd.	7,300	16,469
Sprott, Inc.	1,700	4,607
Sun Hung Kai & Co. Ltd.	228,996	196,197
SVG Capital PLC*	45,453	320,766
Tetragon Financial Group Ltd.	33,708	357,305
Tokai Tokyo Financial Holdings, Inc.	2,200	15,596
Tullett Prebon PLC	46,808	195,905
UBS AG (Registered)*	108,796	1,874,885
UOB-Kay Hian Holdings Ltd.	36,518	47,555
Value Partners Group Ltd.	68,000	49,749
Vontobel Holding AG (Registered)	7,760	278,210
VZ Holding AG	178	30,303

		14,854,856
Chemicals - 3.2%
ADEKA Corp.	4,200	58,363
Agrium, Inc.	5,050	461,094
Air Liquide S.A.	10,638	1,352,481
Air Water, Inc.	3,000	48,310

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Akzo Nobel N.V.	7,100	$511,944
Alent PLC	17,681	99,851
Arkema S.A.	1,860	172,764
Asahi Kasei Corp.	33,000	263,782
BASF SE	27,957	2,904,238
Borregaard ASA	25,977	174,883
C Uyemura & Co. Ltd.	1,100	60,437
Canexus Corp.	5,400	23,412
Chemtrade Logistics Income Fund	16,661	320,778
Chr Hansen Holding A/S	4,552	188,312
Chugoku Marine Paints Ltd.	15,000	114,796
Clariant AG (Registered)*	7,920	147,896
Croda International PLC	3,902	138,409
Daicel Corp.	6,000	61,380
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	28,000	133,962
Daiso Co. Ltd.	32,000	109,223
Denki Kagaku Kogyo KK	2,000	7,546
DIC Corp.	8,000	18,593
DuluxGroup Ltd.	29,817	153,019
Earth Chemical Co. Ltd.	400	15,578
Elementis PLC	43,701	199,207
EMS-Chemie Holding AG (Registered)	114	49,271
Essentra PLC	14,606	189,877
Evonik Industries AG	3,249	119,916
Frutarom Industries Ltd.	1,635	40,728
Fuchs Petrolub SE	54	2,168
Fuchs Petrolub SE (Preference)	3,510	141,361
Fujimori Kogyo Co. Ltd.	2,200	79,156
Givaudan S.A. (Registered)*	250	409,931
Hexpol AB	574	48,249
Hitachi Chemical Co. Ltd.	1,700	30,137
Incitec Pivot Ltd.	57,960	160,579
Ishihara Sangyo Kaisha Ltd.*	59,000	56,800
Israel Chemicals Ltd.	6,739	55,059
The Israel Corp. Ltd.*	37	21,884
Johnson Matthey PLC	5,901	294,795

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
JSP Corp.	2,500	$43,468
JSR Corp.	3,900	67,961
K+S AG (Registered)	8,123	249,923
Kaneka Corp.	1,000	6,058
Kansai Paint Co. Ltd.	9,000	151,933
Kemira Oyj	5,578	76,052
Koninklijke DSM N.V.	4,811	332,670
Kumiai Chemical Industry Co. Ltd.	5,000	32,771
Kuraray Co. Ltd.	9,600	127,427
Kureha Corp.	26,000	139,563
Lanxess AG	3,410	217,019
Lenzing AG	485	28,323
Linde AG	5,502	1,125,600
Lintec Corp.	1,800	37,108
Methanex Corp.	3,771	245,800
Mitsubishi Chemical Holdings Corp.	50,500	222,998
Mitsubishi Gas Chemical Co., Inc.	1,000	6,564
Mitsui Chemicals, Inc.	11,000	29,951
Nihon Nohyaku Co. Ltd.	3,000	32,645
Nihon Parkerizing Co. Ltd.	1,000	22,298
Nippon Kayaku Co. Ltd.	3,000	38,450
Nippon Paint Co. Ltd.	3,000	70,132
Nippon Shokubai Co. Ltd.	1,000	12,972
Nippon Soda Co. Ltd.	23,198	128,132
The Nippon Synthetic Chemical Industry Co. Ltd.	1,000	7,847
Nissan Chemical Industries Ltd.	3,800	70,431
Nitto Denko Corp.	4,700	214,079
NOF Corp.	12,000	84,602
Novozymes A/S, Class B	7,652	379,043
Nufarm Ltd.	49,019	198,242
Nuplex Industries Ltd.	71,180	179,430
Orica Ltd.	11,846	242,291
Potash Corp. of Saskatchewan, Inc.	25,900	920,947
Sakata INX Corp.	7,100	70,423
Sanyo Chemical Industries Ltd.	22,000	148,257
Shin-Etsu Chemical Co. Ltd.	13,200	844,615

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Showa Denko KK	30,000	$44,051
Sika AG	69	268,624
SK Kaken Co. Ltd.	2,000	170,176
Solvay S.A.	1,501	242,708
Sumitomo Bakelite Co. Ltd.	52,000	208,334
Sumitomo Chemical Co. Ltd.	50,000	193,028
Symrise AG	2,902	152,248
Syngenta AG (Registered)	2,789	995,611
T Hasegawa Co. Ltd.	4,600	70,274
Taiyo Holdings Co. Ltd.	900	28,006
Taiyo Nippon Sanso Corp.	1,000	8,878
Takasago International Corp.	10,000	47,844
Teijin Ltd.	11,000	27,491
Tenma Corp.	3,100	48,956
Tessenderlo Chemie N.V.*	786	22,753
Tikkurila Oyj	2,026	51,342
Toagosei Co. Ltd.	54,000	229,474
Tokai Carbon Co. Ltd.	11,000	31,769
Tokuyama Corp.	107,000	372,500
Tokyo Ohka Kogyo Co. Ltd.	2,900	70,078
Toray Industries, Inc.	50,000	341,567
Tosoh Corp.	23,000	102,212
Toyo Ink SC Holdings Co. Ltd.	8,000	38,275
Toyobo Co. Ltd.	2,000	3,267
Ube Industries Ltd.	15,000	26,110
Umicore S.A.	4,260	205,766
Victrex PLC	7,902	213,989
Wacker Chemie AG	136	15,826
Yara International ASA	6,474	296,149
Yule Catto & Co. PLC	46,687	167,890
Zeon Corp.	5,000	49,934

		20,991,324
Commercial Services & Supplies - 1.1%
Aeon Delight Co. Ltd.	3,400	82,293
Aggreko PLC	7,945	230,713
Babcock International Group PLC	13,638	252,815
Berendsen PLC	10,983	194,141
Bilfinger SE	1,403	114,698

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Black Diamond Group Ltd.	1,700	$45,770
Brambles Ltd.	41,277	361,878
Caverion Corp.	18,701	155,136
Dai Nippon Printing Co. Ltd.	17,000	175,893
Daiseki Co. Ltd.	2,500	44,975
De La Rue PLC	8,979	110,662
Downer EDI Ltd.	7,322	33,151
Duskin Co. Ltd.	200	3,680
Edenred	5,866	183,385
G4S PLC	35,352	149,928
HomeServe PLC	44,235	223,672
Horizon North Logistics, Inc.	13,880	75,988
Intrum Justitia AB	8,952	274,162
ISS A/S*	2,459	78,998
Kaba Holding AG (Registered), Class B*	285	137,908
Kokuyo Co. Ltd.	5,600	45,689
Lassila & Tikanoja Oyj	6,414	121,005
Loomis AB, Class B	7,660	227,938
Mineral Resources Ltd.	10,646	109,863
Mitie Group PLC	50,687	261,003
Mitsubishi Pencil Co. Ltd.	900	28,837
Moshi Moshi Hotline, Inc.	14,500	142,131
Newalta Corp.	1,653	31,901
Nissha Printing Co. Ltd.	5,600	82,283
Okamura Corp.	13,000	112,890
Oyo Corp.	1,100	18,837
Park24 Co. Ltd.	2,200	40,690
PayPoint PLC	4,015	71,107
Pilot Corp.	4,100	183,401
Progressive Waste Solutions Ltd.	824	20,716
Prosegur Cia de Seguridad S.A.	19,123	129,468
Regus PLC	43,257	127,001
Rentokil Initial PLC	93,609	187,278
Ritchie Bros Auctioneers, Inc.	166	4,026
RPS Group PLC	34,850	150,329
Sanix, Inc.*	7,200	86,469
Sato Holdings Corp.	1,100	28,550
Secom Co. Ltd.	5,500	338,980

	Shares	Value
Common Stocks - (continued)
Commercial Services & Supplies - (continued)
Securitas AB, Class B	15,355	$178,654
Serco Group PLC	51,800	316,321
Societe BIC S.A.	2,461	339,160
Sohgo Security Services Co. Ltd.	1,000	22,988
Tomra Systems ASA	10,885	90,304
Toppan Forms Co. Ltd.	7,100	70,147
Toppan Printing Co. Ltd.	12,000	92,537
Transcontinental, Inc., Class A	12,776	163,243
Transfield Services Ltd.*	144,473	182,671
Transpacific Industries Group Ltd.*	105,891	106,815

		7,043,078
Communications Equipment - 0.3%
Alcatel-Lucent*	90,282	319,388
Denki Kogyo Co. Ltd.	21,000	130,899
Ei Towers SpA*	231	12,456
Hitachi Kokusai Electric, Inc.	1,000	13,604
Japan Radio Co. Ltd.*	5,000	20,956
Pace PLC	65,607	354,335
Sierra Wireless, Inc.*	2,800	53,292
Spirent Communications PLC	29,594	51,412
Telefonaktiebolaget LM Ericsson, Class A	1,434	16,882
Telefonaktiebolaget LM Ericsson, Class B	89,301	1,104,956
VTech Holdings Ltd.	2,500	30,935

		2,109,115
Construction & Engineering - 1.9%
Abengoa S.A., Class B	46,711	248,872
ACS Actividades de Construccion y Servicios S.A.	6,226	272,695
Aecon Group, Inc.	17,250	260,022
Arcadis N.V.	5,863	183,252
Badger Daylighting Ltd.	2,361	69,226
Balfour Beatty PLC	8,637	34,690
Bird Construction, Inc.	11,342	138,877
Bouygues S.A.	5,842	230,785
Cardno Ltd.	27,958	163,753
Carillion PLC	109,409	617,503

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Chudenko Corp.	2,300	$37,239
Cie d’Entreprises CFE	1,155	113,463
COMSYS Holdings Corp.	2,000	37,400
Eiffage S.A.	2,421	156,912
Electra Ltd.	552	78,312
Ellaktor S.A.*	6,332	32,194
Ferrovial S.A.	14,971	314,089
FLSmidth & Co. A/S	14,572	748,241
Fomento de Construcciones y Contratas S.A.*	5,175	112,517
Galliford Try PLC	21,038	452,860
Hazama Ando Corp.	36,800	229,743
Hibiya Engineering Ltd.	2,500	39,383
Hochtief AG	461	38,761
Interserve PLC	22,139	237,906
JGC Corp.	3,928	120,092
Kajima Corp.	18,000	84,718
Kandenko Co. Ltd.	7,000	38,324
Keller Group PLC	9,212	135,152
Kentz Corp. Ltd.	3,109	48,710
Kier Group PLC	6,700	197,727
Kinden Corp.	2,000	22,560
Koninklijke BAM Groep N.V.	66,560	181,232
Koninklijke Boskalis Westminster N.V.	1,299	69,418
Kumagai Gumi Co. Ltd.*	6,000	16,570
Kyowa Exeo Corp.	3,900	54,422
Kyudenko Corp.	8,000	73,671
Leighton Holdings Ltd.	1,935	39,757
Maeda Corp.	8,000	68,770
Maeda Road Construction Co. Ltd.	2,000	35,085
Mirait Holdings Corp.	14,200	142,366
Monadelphous Group Ltd.	23,272	346,176
NCC AB, Class A	1,880	59,019
NCC AB, Class B	590	18,471
Nippo Corp.	2,000	35,358
Nippon Densetsu Kogyo Co. Ltd.	7,300	117,484
The Nippon Road Co. Ltd.	15,000	85,185
Nishimatsu Construction Co. Ltd.	19,000	91,088

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Obayashi Corp.	16,000	$118,248
Obrascon Huarte Lain S.A.	3,484	131,713
OCI N.V.*	1,571	60,033
Okumura Corp.	14,000	76,919
Outotec Oyj	3,963	41,280
Peab AB	44,967	317,233
Penta-Ocean Construction Co. Ltd.	14,500	53,299
Raito Kogyo Co. Ltd.	16,300	114,125
Sacyr Vallehermoso S.A.*	26,229	148,800
Salini Impregilo SpA*	3,756	17,047
Sanki Engineering Co. Ltd.	20,000	156,950
Shimizu Corp.	10,000	77,406
SHO-BOND Holdings Co. Ltd.	600	25,672
Skanska AB, Class B	12,002	249,739
SNC-Lavalin Group, Inc.	5,000	264,548
SOCAM Development Ltd.*	54,000	51,700
Sumitomo Mitsui Construction Co. Ltd.*	218,600	250,837
Sweco AB, Class B	1,854	30,202
Taikisha Ltd.	7,100	165,909
Taisei Corp.	30,000	171,245
Toda Corp.	16,000	69,393
Toenec Corp.	5,000	27,520
Tokyu Construction Co. Ltd.	24,900	124,216
Toshiba Plant Systems & Services Corp.	3,800	60,898
Totetsu Kogyo Co. Ltd.	1,200	29,710
Toyo Engineering Corp.	25,000	111,100
UGL Ltd.	39,931	258,382
United Engineers Ltd.	106,000	203,871
Veidekke ASA	11,502	125,557
Vinci S.A.	14,959	1,033,182
WSP Global, Inc.	2,172	72,922
YIT Oyj	30,742	315,489
Yokogawa Bridge Holdings Corp.	1,000	15,219
Yurtec Corp.	16,000	99,266

		11,999,680

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - 0.5%
Adelaide Brighton Ltd.	8,560	$29,127
Boral Ltd.	12,068	60,137
Brickworks Ltd.	2,458	32,678
Buzzi Unicem SpA	5,946	64,577
Cementir Holding SpA	10,424	81,662
CRH PLC	22,252	520,435
CSR Ltd.	75,011	263,609
Fletcher Building Ltd.	19,502	150,957
HeidelbergCement AG	4,150	308,897
Holcim Ltd. (Registered)*	7,608	609,945
Imerys S.A.	632	49,325
Italcementi SpA	5,741	42,747
Italmobiliare SpA	3,608	104,416
James Hardie Industries PLC (CDI)	14,153	180,002
Lafarge S.A.	5,402	419,867
RHI AG	6,172	191,589
Sumitomo Osaka Cement Co. Ltd.	3,000	10,911
Taiheiyo Cement Corp.	37,000	144,999
Titan Cement Co. S.A.	1,053	32,405
Vicat	2,558	203,542

		3,501,827
Consumer Finance - 0.2%
Acom Co. Ltd.*	3,300	13,221
AEON Financial Service Co. Ltd.	1,700	39,328
Aiful Corp.*	10,300	56,190
Cembra Money Bank AG	5,138	293,826
Credit Saison Co. Ltd.	2,400	48,124
FlexiGroup Ltd.	65,544	228,511
Hitachi Capital Corp.	600	16,226
Hong Leong Finance Ltd.	14,000	31,302
International Personal Finance PLC	17,911	167,071
J Trust Co. Ltd.	800	10,160
Jaccs Co. Ltd.	27,000	134,429
Orient Corp.*	8,000	19,837
Pocket Card Co. Ltd.	8,800	64,266
Provident Financial PLC	4,753	170,681

		1,293,172
Containers & Packaging - 0.3%
Amcor Ltd.	39,001	378,184
BillerudKorsnas AB	10,874	160,923

	Shares	Value
Common Stocks - (continued)
Containers & Packaging - (continued)
Cascades, Inc.	21,771	$133,188
CCL Industries, Inc., Class B	696	69,009
DS Smith PLC	36,755	162,704
FP Corp.	600	20,479
Fuji Seal International, Inc.	5,000	147,566
Goodpack Ltd.	11,000	21,685
Huhtamaki Oyj	3,814	101,705
Intertape Polymer Group, Inc.	15,909	204,589
Pact Group Holdings Ltd.*	48,770	168,217
Rengo Co. Ltd.	2,000	9,219
Rexam PLC	19,511	165,032
RPC Group PLC	20,872	205,967
Smurfit Kappa Group PLC	5,302	115,172
Toyo Seikan Group Holdings Ltd.	1,800	28,409
Winpak Ltd.	1,210	31,121

		2,123,169
Distributors - 0.2%
Breville Group Ltd.	3,137	24,353
Canon Marketing Japan, Inc.	5,400	110,799
D’ieteren S.A./N.V.	4,689	198,223
Doshisha Co. Ltd.	10,000	185,540
Inchcape PLC	20,702	224,736
Jardine Cycle & Carriage Ltd.	2,000	74,528
Paltac Corp.	10,800	144,721
Uni-Select, Inc.	8,352	214,353

		1,177,253
Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	1,300	49,302
Dignity PLC	7,614	177,524
EnerCare, Inc.	1,424	17,802
G8 Education Ltd.	24,735	114,751
Invocare Ltd.	14,591	143,656
Navitas Ltd.	2,131	9,827

		512,862
Diversified Financial Services - 1.4%
Ackermans & van Haaren N.V.	607	73,534
ASX Ltd.	7,708	259,342

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Banque Nationale de Belgique	51	$236,073
Bolsas y Mercados Espanoles S.A.	6,001	272,917
Century Tokyo Leasing Corp.	600	19,575
Challenger Ltd.	5,749	43,186
Corp. Financiera Alba S.A.	1,679	102,777
Deutsche Boerse AG	5,352	388,411
Element Financial Corp.*	10,629	138,251
Eurazeo S.A.	3,745	281,457
Exor SpA	2,589	99,419
FFP*	1,031	68,974
Fimalac	68	5,359
First Pacific Co. Ltd.	34,000	41,019
Fuyo General Lease Co. Ltd.	6,700	272,339
Goldin Financial Holdings Ltd.*	130,000	51,832
Grenkeleasing AG	331	34,412
Groupe Bruxelles Lambert S.A.	3,112	309,375
HAL Trust	2,101	326,598
Heartland New Zealand Ltd.	132,483	105,698
Hellenic Exchanges - Athens Stock Exchange S.A. Holding	3,510	34,847
Hong Kong Exchanges and Clearing Ltd.	35,586	796,662
IBJ Leasing Co. Ltd.	3,838	103,792
IG Group Holdings PLC	13,277	136,735
Industrivarden AB, Class A	6,357	123,993
Industrivarden AB, Class C	296	5,516
ING Groep N.V. (CVA)*	114,950	1,498,811
Investment AB Kinnevik, Class A	1,003	41,944
Investment AB Kinnevik, Class B	6,552	272,290
Investment AB Latour, Class B	1,793	49,382
Investment AB Oresund*	2,408	54,221
Investor AB, Class A	1,980	69,871
Investor AB, Class B	12,070	435,194
Japan Exchange Group, Inc.	6,200	143,854

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Japan Securities Finance Co. Ltd.	5,400	$34,237
KBC Ancora*	1,377	42,560
London Stock Exchange Group PLC	3,981	130,255
Lundbergforetagen AB, Class B	678	30,405
Marfin Investment Group Holdings S.A.*	129,967	77,384
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,000	62,683
Onex Corp.	3,951	230,277
ORIX Corp.	40,100	660,372
OzForex Group Ltd.	13,843	31,789
Pacific Century Regional Developments Ltd.*	49,000	10,013
Pargesa Holding S.A.	70	5,928
Ricoh Leasing Co. Ltd.	3,400	99,056
Singapore Exchange Ltd.	33,000	186,705
SNS REAAL N.V.*^	2,857	—
Sofina S.A.	46	5,183
TMX Group Ltd.	425	22,366
Wendel S.A.	1,455	190,902
Wuestenrot & Wuerttembergische AG	1,177	28,048
Zenkoku Hosho Co. Ltd.	1,600	41,091

		8,786,914
Diversified Telecommunication Services - 2.3%
BCE, Inc.	7,653	347,132
Belgacom S.A.	4,502	147,098
Bell Aliant, Inc.	118	3,349
Bezeq The Israeli Telecommunication Corp. Ltd.	43,777	81,739
BT Group PLC	227,103	1,489,579
Cable & Wireless Communications PLC	682,220	541,342
Chorus Ltd.	5,954	8,844
Colt Group S.A.*	14,363	35,161
Deutsche Telekom AG (Registered)	89,207	1,444,840
Elisa Oyj	5,033	144,313
Hellenic Telecommunications Organization S.A.*	4,754	65,453
HKT Trust and HKT Ltd.	35,400	41,977

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Hutchison Telecommunications Hong Kong Holdings Ltd.	466,000	$200,228
iiNET Ltd.	4,441	31,503
Iliad S.A.	962	265,154
Inmarsat PLC	17,551	216,013
Jazztel PLC*	18,051	243,213
Koninklijke KPN N.V.*	98,713	314,874
M2 Group Ltd.	48,756	275,597
Manitoba Telecom Services, Inc.	700	20,177
Nippon Telegraph & Telephone Corp.	11,700	780,493
Orange S.A.	56,254	884,397
PCCW Ltd.	32,035	19,717
Portugal Telecom SGPS S.A. (Registered)	8,587	18,533
Singapore Telecommunications Ltd.	251,000	818,664
Swisscom AG (Registered)	803	445,964
TalkTalk Telecom Group PLC	5,820	30,903
TDC A/S	21,955	222,040
Telecom Corp. of New Zealand Ltd.	32,757	78,959
Telecom Italia SpA*	296,601	343,277
Telecom Italia SpA (Retirement Savings Plan)	164,450	154,134
Telefonica Deutschland Holding AG*	4,331	34,039
Telefonica S.A.	128,879	2,105,494
Telenor ASA	22,053	507,376
TeliaSonera AB	66,402	498,067
Telstra Corp. Ltd.	128,902	657,923
TELUS Corp.	5,524	193,123
TPG Telecom Ltd.	7,176	36,827
Vivendi S.A.*	38,431	965,166
Ziggo N.V.	4,972	224,091

		14,936,773
Electric Utilities - 1.2%
Acciona S.A.*	1,901	156,631
BKW AG	4,355	154,458
Centralschweizerische Kraftwerke AG (Registered)	42	13,152

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Cheung Kong Infrastructure Holdings Ltd.	22,000	$155,560
Chubu Electric Power Co., Inc.*	20,000	234,745
The Chugoku Electric Power Co., Inc.	5,806	78,027
CLP Holdings Ltd.	51,500	428,942
Contact Energy Ltd.	4,950	23,275
EDP - Energias de Portugal S.A.	44,452	208,347
Electricite de France S.A.	6,745	217,859
Elia System Operator S.A./N.V.	468	22,762
Emera, Inc.	2,700	83,605
Endesa S.A.	904	34,841
Enel SpA	195,264	1,114,027
Energiedienst Holding AG (Registered)	890	30,342
Fortis, Inc.	6,662	205,309
Fortum Oyj	14,520	373,013
HK Electric Investments & HK Electric Investments Ltd.(a)*	61,500	42,931
Hokkaido Electric Power Co., Inc.*	3,500	30,564
Hokuriku Electric Power Co.	2,700	35,288
Iberdrola S.A.	152,684	1,137,085
Infratil Ltd.	24,925	52,676
The Kansai Electric Power Co., Inc.*	21,400	197,695
Kyushu Electric Power Co., Inc.	18,400	206,303
Mighty River Power Ltd.	31,509	63,382
The Okinawa Electric Power Co., Inc.	5,200	167,881
Power Assets Holdings Ltd.	53,000	474,262
Public Power Corp. S.A.*	1,519	22,255
Red Electrica Corp. S.A.	2,702	232,101
Romande Energie Holding S.A. (Registered)	7	8,407
Shikoku Electric Power Co., Inc.*	5,000	66,563
SP AusNet	32,218	40,437
Spark Infrastructure Group	8,516	14,924

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
SSE PLC	30,966	$761,718
Terna Rete Elettrica Nazionale SpA	39,351	207,026
Tohoku Electric Power Co., Inc.	9,800	108,259
Tokyo Electric Power Co., Inc.*	41,215	162,319
TrustPower Ltd.	2,903	17,592
Verbund AG	973	18,291

		7,602,854
Electrical Equipment - 1.2%
ABB Ltd. (Registered)*	66,928	1,544,209
Alstom S.A.*	7,060	254,010
Areva S.A.*	411	8,554
Cosel Co. Ltd.	700	8,835
Daihen Corp.	16,000	70,949
Fuji Electric Co. Ltd.	24,000	125,094
Fujikura Ltd.	4,000	20,032
Furukawa Electric Co. Ltd.	14,000	29,951
Futaba Corp.	3,400	56,140
Gamesa Corp. Tecnologica S.A.*	20,109	252,942
GS Yuasa Corp.	21,000	136,413
HellermannTyton Group PLC	20,263	106,941
Huber & Suhner AG (Registered)	509	25,190
Johnson Electric Holdings Ltd.	10,500	40,645
Legrand S.A.	8,922	494,278
Mabuchi Motor Co. Ltd.	1,000	79,934
Mitsubishi Electric Corp.	60,000	802,839
Nexans S.A.*	4,311	195,943
Nidec Corp.	6,200	408,590
Nissin Electric Co. Ltd.	8,000	46,988
Nitto Kogyo Corp.	4,600	96,979
Nordex SE*	4,620	84,780
Ormat Industries	985	7,157
OSRAM Licht AG*	1,555	63,104
Prysmian SpA	4,606	98,112
Schneider Electric SE*	16,353	1,383,273
SGL Carbon SE*	1,427	45,977
Somfy S.A.	231	76,960

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Sumitomo Electric Industries Ltd.	25,400	$377,289
TKH Group N.V. (CVA)	6,813	214,221
Toyo Tanso Co. Ltd.	800	19,900
Ushio, Inc.	400	4,839
Vacon PLC	2,081	77,155
Vestas Wind Systems A/S*	7,615	344,273
Zumtobel AG	2,063	42,522

		7,645,018
Electronic Equipment, Instruments & Components - 1.3%
AAC Technologies Holdings, Inc.	17,500	104,774
Ai Holdings Corp.	2,900	54,286
Alps Electric Co. Ltd.	7,200	101,662
Amano Corp.	11,200	131,566
Anritsu Corp.	2,400	23,245
Avigilon Corp.*	1,976	46,122
Axis Communications AB	3,695	116,158
Azbil Corp.	300	7,611
Barco N.V.	3,300	242,847
Canon Electronics, Inc.	8,100	155,722
Celestica, Inc.*	4,980	53,521
Citizen Holdings Co. Ltd.	3,800	30,670
Domino Printing Sciences PLC	17,608	182,973
Electrocomponents PLC	41,350	166,151
Enplas Corp.	100	6,058
Evertz Technologies Ltd.	300	4,792
FIH Mobile Ltd.*	23,000	13,028
FUJIFILM Holdings Corp.	15,000	432,999
Halma PLC	13,226	125,715
Hamamatsu Photonics KK	2,700	128,390
Hexagon AB, Class B	8,475	263,235
Hirose Electric Co. Ltd.	600	85,302
Hitachi High-Technologies Corp.	1,000	27,034
Hitachi Ltd.	150,000	1,179,608
Horiba Ltd.	300	10,634
Hoya Corp.	15,100	494,988
Ibiden Co. Ltd.	5,100	103,007
Ingenico	2,865	290,301
Iriso Electronics Co. Ltd.	1,700	105,801

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Japan Aviation Electronics Industry Ltd.	6,044	$125,071
Japan Cash Machine Co. Ltd.	700	12,750
Japan Display, Inc.*	12,700	74,099
Keyence Corp.	1,300	571,970
Koa Corp.	4,500	49,842
Kyocera Corp.	11,000	539,865
Laird PLC	38,255	186,718
Macnica, Inc.	2,800	92,848
Maruwa Co. Ltd.	200	7,371
Mitsumi Electric Co. Ltd.	4,900	36,880
Murata Manufacturing Co. Ltd.	5,600	540,314
Nichicon Corp.	22,500	177,444
Nippon Ceramic Co. Ltd.	400	6,465
Nippon Chemi-Con Corp.*	30,000	79,059
Nippon Electric Glass Co. Ltd.	6,000	34,132
The Nippon Signal Co. Ltd.	13,900	131,518
Nohmi Bosai Ltd.	2,000	30,943
Oki Electric Industry Co. Ltd.	28,000	62,897
Omron Corp.	5,300	238,883
Oxford Instruments PLC	2,593	55,160
Premier Farnell PLC	13,110	40,018
Renishaw PLC	1,617	50,477
Ryosan Co. Ltd.	5,000	107,697
Shimadzu Corp.	3,000	28,910
Spectris PLC	3,906	125,823
Taiyo Yuden Co. Ltd.	2,500	27,107
TDK Corp.	3,200	155,122
Topcon Corp.	1,400	32,415
Truly International Holdings Ltd.	316,000	191,637
Venture Corp. Ltd.	16,000	103,987
Yaskawa Electric Corp.	5,500	72,417
Yokogawa Electric Corp.	2,200	28,132

		8,706,171
Energy Equipment & Services - 1.0%
Aker Solutions ASA	2,354	34,835
AMEC PLC	7,250	139,293

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Archer Ltd.*	64,778	$101,106
Awilco Drilling PLC	4,601	114,330
Bonheur ASA	689	12,581
BW Offshore Ltd.	118,521	157,136
Calfrac Well Services Ltd.	11,472	219,714
Canadian Energy Services & Technology Corp.	14,807	129,076
Canyon Services Group, Inc.	11,344	163,389
CGG S.A.*	13,601	140,744
DOF ASA*	7,141	31,294
Enerflex Ltd.	4,840	82,071
Ensign Energy Services, Inc.	1,654	26,664
Ezion Holdings Ltd.	14,400	24,811
Ezra Holdings Ltd.	201,000	189,266
Farstad Shipping ASA	3,530	64,456
Fred Olsen Energy ASA	56	1,271
Fugro N.V. (CVA)	2,869	110,613
Ganger Rolf ASA	908	15,282
Hilong Holding Ltd.	76,000	42,952
Hunting PLC	9,321	136,909
Japan Drilling Co. Ltd.	100	5,134
John Wood Group PLC	11,368	143,944
Kvaerner ASA	27,216	47,535
Modec, Inc.	600	15,217
Mullen Group Ltd.	2,280	58,453
Odfjell Drilling Ltd.	5,863	30,069
Pason Systems, Inc.	5,454	139,224
Petrofac Ltd.	7,102	131,534
Petroleum Geo-Services ASA	2,899	24,764
Precision Drilling Corp.	5,828	72,753
Prosafe SE	1,020	7,594
Saipem SpA*	7,803	182,290
Savanna Energy Services Corp.	22,711	166,267
SBM Offshore N.V.*	51,142	688,044
Schoeller-Bleckmann Oilfield Equipment AG	202	24,028
Seadrill Ltd. (ADR)	11,483	416,374
Secure Energy Services, Inc.	7,923	167,899
ShawCor Ltd.	2,274	115,282

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Energy Equipment & Services - (continued)
Siem Offshore, Inc.	20,434	$26,118
Solstad Offshore ASA	2,776	46,501
Subsea 7 S.A.	8,078	134,675
Technip S.A.	3,135	289,220
Tecnicas Reunidas S.A.	1,489	83,855
Tenaris S.A.	14,151	305,027
TGS Nopec Geophysical Co. ASA	2,456	69,803
Transocean Ltd.	10,500	423,570
Trican Well Service Ltd.	1,676	24,232
Trinidad Drilling Ltd.	20,738	200,779
Weatherford International PLC*	25,100	561,487
Western Energy Services Corp.	18,181	175,021
WorleyParsons Ltd.	2,956	49,467

		6,763,953
Food & Staples Retailing - 1.8%
Aeon Co. Ltd.	23,300	263,509
Ain Pharmaciez, Inc.	2,000	93,353
Alimentation Couche Tard, Inc., Class B	14,715	403,340
Arcs Co. Ltd.	5,518	117,405
Axfood AB	88	4,480
Booker Group PLC	21,140	44,649
Carrefour S.A.	18,011	622,470
Casino Guichard Perrachon S.A.	1,550	186,983
Cawachi Ltd.	2,500	45,388
Cocokara fine, Inc.	5,000	137,745
Colruyt S.A.	3,300	160,014
Cosmos Pharmaceutical Corp.	100	12,330
Create SD Holdings Co. Ltd.	2,300	83,984
Daikokutenbussan Co. Ltd.	700	20,149
Dairy Farm International Holdings Ltd.	4,500	48,105
Delhaize Group S.A.	2,401	156,820
Distribuidora Internacional de Alimentacion S.A.	25,904	215,166
Empire Co. Ltd., Class A	801	56,735
FamilyMart Co. Ltd.	700	31,619
George Weston Ltd.	2,153	173,482
Heiwado Co. Ltd.	9,400	155,212

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
ICA Gruppen AB	1,371	$42,703
Inageya Co. Ltd.	11,998	125,773
Itochu-Shokuhin Co. Ltd.	300	10,517
J Sainsbury PLC	42,906	226,659
The Jean Coutu Group PJC, Inc., Class A	254	5,037
Jeronimo Martins SGPS S.A.	9,645	126,082
Kasumi Co. Ltd.	14,400	112,444
Kato Sangyo Co. Ltd.	2,900	64,974
Kesko Oyj, Class A	1,178	43,092
Kesko Oyj, Class B	802	30,583
Koninklijke Ahold N.V.	28,740	502,019
Kusuri No Aoki Co. Ltd.	2,600	89,250
Lawson, Inc.	2,700	203,219
Life Corp.	1,900	29,839
Loblaw Cos. Ltd.	8,875	437,208
The Maruetsu, Inc.	16,000	61,924
Matsumotokiyoshi Holdings Co. Ltd.	500	16,483
Metcash Ltd.	7,794	21,086
Metro AG*	3,384	122,341
Metro, Inc.	2,302	150,323
Ministop Co. Ltd.	1,300	20,669
Mitsubishi Shokuhin Co. Ltd.	3,700	90,705
The North West Co., Inc.	5,501	121,273
Okuwa Co. Ltd.	4,000	38,275
Rallye S.A.	6,979	350,171
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	375	18,602
San-A Co. Ltd.	5,400	175,913
Seven & I Holdings Co. Ltd.	23,900	1,006,456
Shufersal Ltd.	3,578	11,328
Sligro Food Group N.V.	1,953	78,001
Sonae	18,183	27,346
Sugi Holdings Co. Ltd.	200	8,606
Sundrug Co. Ltd.	200	9,044
Tesco PLC	246,607	1,074,174
Tsuruha Holdings, Inc.	1,600	92,420
UNY Group Holdings Co. Ltd.	3,900	23,362

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Valor Co. Ltd.	7,000	$115,107
Welcia Holdings Co. Ltd.	1,300	84,193
Wesfarmers Ltd.	33,323	1,363,757
WM Morrison Supermarkets PLC	71,481	203,469
Woolworths Ltd.	38,908	1,336,584
Yaoko Co. Ltd.	2,300	130,393
Yokohama Reito Co. Ltd.	2,100	17,807

		11,852,149
Food Products - 3.4%
a2 Milk Co. Ltd.*	42,362	23,371
AAK AB	442	25,179
Agrana Beteiligungs AG	349	39,925
Ajinomoto Co., Inc.	17,000	263,592
Ariake Japan Co. Ltd.	800	20,444
Aryzta AG*	3,295	298,952
Associated British Foods PLC	12,452	584,011
Austevoll Seafood ASA	27,800	187,598
Australian Agricultural Co. Ltd.*	12,274	14,150
Bakkafrost P/F	10,671	208,403
Barry Callebaut AG (Registered)*	38	46,847
Bongrain S.A.	386	31,799
Bumitama Agri Ltd.	52,000	51,048
C.P. Pokphand Co. Ltd.	1,073,384	126,035
Calbee, Inc.	4,000	119,804
Cermaq ASA	13,360	168,643
China Fishery Group Ltd.	112,000	33,209
Corbion N.V.	6,971	132,866
Dairy Crest Group PLC	40,486	286,876
Danone S.A.	17,569	1,271,511
Del Monte Pacific Ltd.	41,000	17,414
Dydo Drinco, Inc.	100	4,439
Ebro Foods S.A.	6,789	138,799
Emmi AG (Registered)*	477	164,587
Ezaki Glico Co. Ltd.	1,000	18,758
First Resources Ltd.	18,000	32,600
Fuji Oil Co. Ltd.	1,600	25,626
Fujicco Co. Ltd.	2,000	25,244
Fujiya Co. Ltd.	6,000	11,552
Glanbia PLC	2,208	34,034

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
GMG Global Ltd.	795,000	$52,879
Golden Agri-Resources Ltd.	354,000	151,773
Goodman Fielder Ltd.	192,231	114,379
GrainCorp Ltd., Class A	60,190	487,400
Greencore Group PLC	57,283	255,607
Hokuto Corp.	600	11,447
House Foods Group, Inc.	2,400	43,619
Indofood Agri Resources Ltd.	77,000	59,855
Itoham Foods, Inc.	24,132	106,539
J-Oil Mills, Inc.	14,000	44,790
Kagome Co. Ltd.	500	8,407
Kameda Seika Co. Ltd.	200	6,554
Kerry Group PLC, Class A	5,221	387,706
Kewpie Corp.	1,000	18,126
Kikkoman Corp.	4,000	88,764
KWS Saat AG	116	40,820
Leroy Seafood Group ASA	1,715	61,950
Lindt & Spruengli AG	17	88,318
Lindt & Spruengli AG (Registered)	2	124,557
Maple Leaf Foods, Inc.	300	5,420
Marine Harvest ASA	11,584	157,812
Marudai Food Co. Ltd.	16,000	52,900
Maruha Nichiro Corp.	6,600	104,743
Megmilk Snow Brand Co. Ltd.	7,514	97,839
MEIJI Holdings Co. Ltd.	1,300	93,927
Mitsui Sugar Co. Ltd.	12,000	46,210
Morinaga & Co. Ltd.	57,000	121,389
Morinaga Milk Industry Co. Ltd.	51,000	184,490
Nagatanien Co. Ltd.	3,000	31,828
Nestle S.A. (Registered)	96,866	7,195,973
New Britain Palm Oil Ltd.	4,923	43,137
NH Foods Ltd.	4,000	82,540
Nichirei Corp.	7,000	33,491
Nippon Flour Mills Co. Ltd.	35,000	178,004
Nippon Suisan Kaisha Ltd.*	70,200	204,111
The Nisshin Oillio Group Ltd.	7,000	23,688

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Nisshin Seifun Group, Inc.	10,900	$128,254
Nissin Foods Holdings Co. Ltd.	700	38,732
Nutreco N.V.	5,268	225,026
Origin Enterprises PLC	5,998	67,011
Orkla ASA	24,150	219,526
Osem Investments Ltd.	1,461	34,352
Petra Foods Ltd.	5,000	15,787
Premier Foods PLC*	24,323	17,247
Prima Meat Packers Ltd.	19,000	49,701
Raisio PLC, Class V	10,844	59,778
Riken Vitamin Co. Ltd.	800	20,421
Sakata Seed Corp.	2,800	38,065
Salmar ASA	7,716	150,692
Saputo, Inc.	4,050	251,746
Schouw & Co.	4,418	204,574
Showa Sangyo Co. Ltd.	13,000	48,038
Suedzucker AG	23,706	416,783
SunOpta, Inc.*	3,508	43,405
Super Group Ltd.	12,000	14,184
Tate & Lyle PLC	9,708	102,274
Toyo Suisan Kaisha Ltd.	4,000	122,332
Unilever N.V. (CVA)	48,507	1,999,966
Unilever PLC	39,500	1,713,878
Vilmorin & Cie S.A.	35	4,121
Viscofan S.A.	3,219	180,421
Vitasoy International Holdings Ltd.	78,000	100,846
Wilmar International Ltd.	52,000	136,266
Yakult Honsha Co. Ltd.	3,300	176,496
Yamazaki Baking Co. Ltd.	1,000	12,749

		21,810,979
Gas Utilities - 0.5%
APA Group	30,959	215,006
Enagas S.A.	4,650	154,858
Envestra Ltd.	43,794	53,337
Gas Natural SDG S.A.	9,603	294,945
Hong Kong & China Gas Co. Ltd.	168,360	368,435
Osaka Gas Co. Ltd.	51,000	213,403
Rubis S.C.A.	2,889	173,270
Saibu Gas Co. Ltd.	48,000	121,826
Shizuoka Gas Co. Ltd.	14,700	97,204

	Shares	Value
Common Stocks - (continued)
Gas Utilities - (continued)
Snam SpA	58,362	$344,370
Superior Plus Corp.	34,661	443,192
Toho Gas Co. Ltd.	8,000	44,576
Tokyo Gas Co. Ltd.	62,000	357,283
Valener, Inc.	8,345	121,191

		3,002,896
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	1,947	34,447
Asahi Intecc Co. Ltd.	1,400	58,404
BioMerieux	852	88,588
Biosensors International Group Ltd.*	11,000	7,493
Carl Zeiss Meditec AG	2,388	70,932
Cochlear Ltd.	785	46,453
Coloplast A/S, Class B	4,353	368,674
DiaSorin SpA	1,088	43,527
Draegerwerk AG & Co. KGaA	1,226	97,259
Draegerwerk AG & Co. KGaA (Preference)	1,556	140,509
Elekta AB, Class B	7,593	93,072
Essilor International S.A.	6,001	585,901
Fisher & Paykel Healthcare Corp. Ltd.	7,536	30,382
Fukuda Denshi Co. Ltd.	4,363	248,623
Getinge AB, Class B	6,220	151,673
GN Store Nord A/S	2,532	64,711
Hogy Medical Co. Ltd.	700	39,413
Mani, Inc.	1,700	97,535
Nagaileben Co. Ltd.	500	10,118
Nakanishi, Inc.	3,400	145,806
Nihon Kohden Corp.	600	29,756
Nikkiso Co. Ltd.	3,000	35,970
Nipro Corp.	800	6,908
Nobel Biocare Holding AG (Registered)*	11,152	196,230
Olympus Corp.*	6,100	222,444
Paramount Bed Holdings Co. Ltd.	3,300	99,480
Sartorius AG (Preference)	480	57,410
Sartorius Stedim Biotech	198	34,202
Smith & Nephew PLC	28,503	493,728
Sonova Holding AG (Registered)	1,353	210,546

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - (continued)
Sorin SpA*	34,803	$95,834
Straumann Holding AG (Registered)	948	224,046
Sysmex Corp.	5,300	208,217
Terumo Corp.	10,000	229,688
William Demant Holding A/S*	324	28,191
Ypsomed Holding AG (Registered)*	295	26,197

		4,622,367
Health Care Providers & Services - 0.6%
Al Noor Hospitals Group PLC	2,464	42,307
Alfresa Holdings Corp.	800	48,310
Amplifon SpA	3,837	22,949
Arseus N.V.	1,000	53,888
BML, Inc.	200	8,032
Catamaran Corp.*	6,927	315,109
Celesio AG	1,746	59,829
Ebos Group Ltd.	5,057	43,436
Extendicare, Inc.	19,930	136,754
Fresenius Medical Care AG & Co. KGaA	7,446	517,067
Fresenius SE & Co. KGaA	3,952	591,702
Korian-Medica	3,347	121,138
Medipal Holdings Corp.	2,900	36,915
Message Co. Ltd.	700	27,568
Metlifecare Ltd.	2,748	10,286
Miraca Holdings, Inc.	1,200	55,954
Nichii Gakkan Co.	8,900	76,247
Orpea	2,735	179,257
Primary Health Care Ltd.	29,310	132,433
Raffles Medical Group Ltd.	7,109	22,275
Ramsay Health Care Ltd.	3,502	157,549
Rhoen Klinikum AG	7,716	239,517
Ryman Healthcare Ltd.	3,931	27,025
Ship Healthcare Holdings, Inc.	200	6,613
Sigma Pharmaceuticals Ltd.	238,176	173,824
Sonic Healthcare Ltd.	14,202	239,909
Summerset Group Holdings Ltd.	11,084	29,446
Suzuken Co. Ltd.	1,800	57,937

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Synergy Health PLC	6,108	$140,348
Toho Holdings Co. Ltd.	300	5,703
UDG Healthcare PLC	68,167	409,017
Vital KSK Holdings, Inc.	5,700	46,394

		4,034,738
Health Care Technology - 0.0%†
CompuGroup Medical AG	1,428	35,538
M3, Inc.	2,800	45,580

		81,118
Hotels, Restaurants & Leisure - 1.7%
Accor S.A.	4,152	201,105
Accordia Golf Co. Ltd.	7,100	89,272
Ainsworth Game Technology Ltd.	3,266	11,447
Amaya Gaming Group, Inc.*	6,610	176,688
Ardent Leisure Group	52,933	126,966
Aristocrat Leisure Ltd.	7,483	39,655
Atom Corp.	4,200	24,464
Autogrill SpA*	18,182	155,210
Betfair Group PLC	3,123	55,046
Betsson AB*	3,531	122,712
Bwin.Party Digital Entertainment PLC	190,844	276,933
Cafe de Coral Holdings Ltd.	34,000	121,522
Carnival PLC	4,851	175,838
Colowide Co. Ltd.	3,500	46,458
Compass Group PLC	49,881	814,771
Crown Resorts Ltd.	11,252	170,200
Domino’s Pizza Enterprises Ltd.	4,286	85,990
Domino’s Pizza Group PLC	8,780	81,083
Doutor Nichires Holdings Co. Ltd.	2,700	45,685
Echo Entertainment Group Ltd.	18,462	57,328
Enterprise Inns PLC*	110,763	234,125
Flight Centre Travel Group Ltd.	659	29,102
Fuji Kyuko Co. Ltd.	5,000	54,748
Fujita Kanko, Inc.	2,000	7,274
Galaxy Entertainment Group Ltd.	63,000	536,106

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Genting Singapore PLC	212,000	$226,806
Great Canadian Gaming Corp.*	504	7,310
Greene King PLC	13,540	188,820
GTECH SpA	1,445	34,801
GuocoLeisure Ltd.	13,000	11,356
HIS Co. Ltd.	800	25,322
The Hongkong & Shanghai Hotels	26,000	37,037
Ichibanya Co. Ltd.	500	21,880
Imperial Hotel Ltd.	2,900	65,369
InterContinental Hotels Group PLC	6,414	260,973
JD Wetherspoon PLC	13,154	165,116
Kappa Create Holdings Co. Ltd.	9,400	103,474
KFC Holdings Japan Ltd.	3,000	62,839
Kingston Financial Group Ltd.	216,000	24,248
Kisoji Co. Ltd.	1,100	21,543
Kuoni Reisen Holding AG (Registered)*	994	336,690
Ladbrokes PLC	76,008	169,388
Macau Legend Development Ltd.*	60,000	35,922
Mandarin Oriental International Ltd.	24,000	44,280
Marston’s PLC	138,363	335,447
McDonald’s Holdings Co. Japan Ltd.	800	20,172
Melco Crown Entertainment Ltd.	15,600	175,927
Melco International Development Ltd.	21,000	63,135
Melia Hotels International S.A.	1,880	21,884
MGM China Holdings Ltd.	13,600	50,188
Millennium & Copthorne Hotels PLC	4,198	41,568
Mitchells & Butlers PLC*	20,529	129,590
MOS Food Services, Inc.	2,100	45,702
NagaCorp Ltd.	110,000	97,225
NH Hotel Group S.A.*	2,053	11,139
Ohsho Food Service Corp.	3,104	131,151
OPAP S.A.	10,663	173,916
Oriental Land Co. Ltd.	1,300	245,247

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
OUE Ltd.	21,000	$41,231
Paddy Power PLC	688	48,568
PGM Holdings K K	400	3,952
Plenus Co. Ltd.	1,000	23,426
Rank Group PLC	1,756	4,841
Regal Hotels International Holdings Ltd.	52,000	31,200
Resorttrust, Inc.	600	12,533
The Restaurant Group PLC	20,221	210,297
Rezidor Hotel Group AB*	3,130	17,449
Round One Corp.	14,866	87,460
Royal Holdings Co. Ltd.	1,600	26,341
Saizeriya Co. Ltd.	11,700	157,919
Sands China Ltd.	70,800	526,657
SJM Holdings Ltd.	37,672	101,592
SKYCITY Entertainment Group Ltd.	17,155	54,747
Sodexo	2,303	229,596
St. Marc Holdings Co. Ltd.	600	32,907
Starbucks Coffee Japan Ltd.	6,300	72,719
Tabcorp Holdings Ltd.	51,079	166,208
Tatts Group Ltd.	37,321	123,522
Thomas Cook Group PLC*	37,027	76,515
Tim Hortons, Inc.	4,550	254,573
Tokyo Dome Corp.	64,000	304,955
Tokyotokeiba Co. Ltd.	9,000	28,181
Toridoll.corp	3,400	28,566
Tsui Wah Holdings Ltd.	46,000	19,528
TUI AG	36,182	513,404
TUI Travel PLC	3,691	22,602
Unibet Group PLC (SDR)	3,079	150,028
WATAMI Co. Ltd.	1,400	18,992
Whitbread PLC	4,616	335,341
William Hill PLC	21,038	125,238
Wynn Macau Ltd.	46,800	200,786
Yoshinoya Holdings Co. Ltd.	4,900	66,756
Zensho Holdings Co. Ltd.	3,600	36,233

		11,280,056
Household Durables - 1.1%
Alpine Electronics, Inc.	11,800	187,496
Barratt Developments PLC	23,605	139,164

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Bellway PLC	32,573	$830,944
Berkeley Group Holdings PLC	3,564	147,479
Bovis Homes Group PLC	37,546	484,608
Brookfield Residential Properties, Inc.*	700	12,943
Casio Computer Co. Ltd.	4,500	76,448
Chofu Seisakusho Co. Ltd.	200	5,222
Clarion Co. Ltd.*	22,000	88,783
Crest Nicholson Holdings PLC	18,864	111,978
De’ Longhi	2,341	49,803
Dorel Industries, Inc., Class B	7,753	273,330
Electrolux AB	6,002	149,399
Fiskars Oyj Abp	2,910	70,785
Forbo Holding AG (Registered)*	80	78,170
France Bed Holdings Co. Ltd.	16,000	29,406
Fujitsu General Ltd.	4,000	55,468
Funai Electric Co. Ltd.	900	9,426
Haseko Corp.	3,900	31,440
Husqvarna AB, Class A	8,933	70,303
Husqvarna AB, Class B	6,333	50,024
Iida Group Holdings Co. Ltd.	5,800	87,534
Indesit Co. SpA*	10,208	148,193
JM AB	4,990	158,097
Man Wah Holdings Ltd.	24,800	36,864
Misawa Homes Co. Ltd.	900	10,502
Nikon Corp.	10,500	164,747
Nobia AB	7,206	55,042
PanaHome Corp.	5,000	37,390
Panasonic Corp.	65,200	797,287
Persimmon PLC*	7,363	155,760
Pioneer Corp.*	15,600	42,172
Pressance Corp.	3,800	112,151
Redrow PLC	63,083	260,400
Rinnai Corp.	400	36,875
Sangetsu Co. Ltd.	5,978	158,700
SEB S.A.	1,561	126,466
Sekisui Chemical Co. Ltd.	9,000	108,698
Sekisui House Ltd.	17,200	227,889

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Sharp Corp.*	46,000	$145,826
Sony Corp.	30,000	516,945
Starts Corp., Inc.	10,800	179,064
Sumitomo Forestry Co. Ltd.	500	5,951
Takamatsu Construction Group Co. Ltd.	2,600	44,271
Tamron Co. Ltd.	4,800	108,010
Taylor Wimpey PLC	120,584	226,587
Techtronic Industries Co.	43,000	129,831
Token Corp.	3,410	158,836
TomTom N.V.*	5,274	38,402

		7,231,109
Household Products - 0.5%
Henkel AG & Co. KGaA	3,600	343,294
Henkel AG & Co. KGaA (Preference)	5,100	568,286
Lion Corp.	5,000	29,270
Pigeon Corp.	800	46,210
PZ Cussons PLC	18,809	112,223
Reckitt Benckiser Group PLC	18,804	1,665,119
Svenska Cellulosa AB S.C.A., Class A	468	11,595
Svenska Cellulosa AB S.C.A., Class B	18,303	451,880
Unicharm Corp.	3,800	234,426

		3,462,303
Independent Power and Renewable Electricity Producers - 0.2%
Algonquin Power & Utilities Corp.	6,486	48,318
APR Energy PLC	6,912	66,983
Capital Power Corp.	6,474	157,650
Drax Group PLC	7,311	86,340
EDP Renovaveis S.A.	11,312	79,734
Electric Power Development Co. Ltd.	2,800	90,806
Enel Green Power SpA	27,902	77,279
Eneres Co. Ltd.*	500	8,241
Energy World Corp. Ltd.*	63,841	20,773
Innergex Renewable Energy, Inc.	15,104	145,678
Northland Power, Inc.	180	2,912
Terna Energy S.A.*	4,866	25,196

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
TransAlta Corp.	11,427	$131,416
TransAlta Renewables, Inc.	4,100	43,838

		985,164
Industrial Conglomerates - 1.3%
CIR-Compagnie Industriali Riunite SpA*	40,226	55,975
Daetwyler Holding AG	325	45,607
DCC PLC	2,320	132,625
Discount Investment Corp. (Registered)*	4,442	35,501
Gallant Venture Ltd.*	142,000	34,708
Hopewell Holdings Ltd.	3,500	12,193
Hutchison Whampoa Ltd.	66,000	902,704
Jardine Matheson Holdings Ltd.	7,600	455,772
Jardine Strategic Holdings Ltd.	5,500	197,340
Katakura Industries Co. Ltd.	1,200	15,555
Keihan Electric Railway Co. Ltd.	10,000	43,759
Keppel Corp. Ltd.	50,000	439,155
Koninklijke Philips N.V.	27,076	836,135
Nisshinbo Holdings, Inc.	2,000	20,479
NWS Holdings Ltd.	30,888	57,312
Rheinmetall AG	10,453	636,298
Seibu Holdings, Inc.	6,500	143,862
Sembcorp Industries Ltd.	21,000	92,223
Shun Tak Holdings Ltd.*	352,000	180,768
Siemens AG (Registered)	23,474	2,902,119
Smiths Group PLC	10,452	224,988
TOKAI Holdings Corp.	43,095	183,133
Toshiba Corp.	131,000	588,535

		8,236,746
Insurance - 4.6%
Admiral Group PLC	7,107	174,822
Aegon N.V.	55,628	453,131
Ageas	6,500	233,558
AIA Group Ltd.	370,000	1,997,987
Allianz SE (Registered)	13,500	2,256,069
Amlin PLC	4,931	37,979
AMP Ltd.	95,059	485,186

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Assicurazioni Generali SpA	36,103	$755,020
Aviva PLC	84,574	718,929
AXA S.A.	53,653	1,234,031
Baloise Holding AG (Registered)	1,701	205,400
Beazley PLC	153,551	633,583
Brit PLC*	98,383	408,606
Catlin Group Ltd.	7,091	60,397
CNP Assurances	1,933	37,994
The Dai-ichi Life Insurance Co. Ltd.	29,500	422,556
Delta Lloyd N.V.	9,728	224,722
Direct Line Insurance Group PLC	37,429	180,095
esure Group PLC	71,491	312,126
Euler Hermes Group	3,146	366,845
Fairfax Financial Holdings Ltd.	663	312,636
Friends Life Group Ltd.	35,801	200,851
Gjensidige Forsikring ASA	5,777	111,540
Great-West Lifeco, Inc.	7,802	227,614
Grupo Catalana Occidente S.A.	2,120	74,460
Hannover Rueck SE	1,318	112,616
Harel Insurance Investments & Financial Services Ltd.	4,300	25,207
Helvetia Holding AG (Registered)	1,533	748,545
Hiscox Ltd.	14,467	164,744
Industrial Alliance Insurance & Financial Services, Inc.	2,726	119,717
Insurance Australia Group Ltd.	71,978	421,583
Intact Financial Corp.	4,701	314,019
Jardine Lloyd Thompson Group PLC	258	4,473
Just Retirement Group plc*	50,907	119,036
Lancashire Holdings Ltd.	52,560	543,514
Legal & General Group PLC	170,902	676,323
Manulife Financial Corp.	55,152	1,128,725
Mapfre S.A.	19,138	73,798
Mediolanum SpA	2,092	15,955

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Menorah Mivtachim Holdings Ltd.	4,176	$50,459
MS&AD Insurance Group Holdings, Inc.	17,900	414,188
Muenchener Rueckversicherungs AG (Registered)	5,251	1,115,703
NIB Holdings Ltd.	22,426	67,761
NKSJ Holdings, Inc.	10,700	274,588
Old Mutual PLC	128,605	425,128
Partnership Assurance Group PLC	46,529	98,586
Phoenix Group Holdings	42,324	500,189
The Phoenix Holdings Ltd.	7,846	28,068
Power Corp of Canada	11,651	343,328
Power Financial Corp.	6,002	193,736
Prudential PLC	74,451	1,718,888
QBE Insurance Group Ltd.	37,403	382,509
RSA Insurance Group PLC	34,443	266,735
Sampo Oyj, Class A	13,853	689,514
Schweizerische National-Versicherungs-Gesellschaft AG (Registered)	3,752	334,020
SCOR SE	5,251	168,796
Societa Cattolica di Assicurazioni SCRL	13,853	295,638
Sony Financial Holdings, Inc.	3,000	49,740
St. James’s Place PLC	14,341	175,899
Standard Life PLC	80,903	511,934
Steadfast Group Ltd.	67,315	83,548
Storebrand ASA*	4,565	25,383
Sun Life Financial, Inc.	18,052	689,314
Suncorp Group Ltd.	40,451	537,408
Swiss Life Holding AG (Registered)*	853	197,842
Swiss Re AG*	10,552	898,771
T&D Holdings, Inc.	15,100	192,283
Talanx AG	2,161	77,042
Tokio Marine Holdings, Inc.	22,600	719,086
Topdanmark A/S*	8,952	276,507
Tryg A/S	70	7,042
Unipol Gruppo Finanziario SpA	5,898	32,466

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Unipol Gruppo Finanziario SpA (Preference)	4,637	$23,576
UnipolSai SpA	45,927	148,990
UnipolSai SpA, Class B	1,364	4,037
UNIQA Insurance Group AG	873	10,980
Vienna Insurance Group AG Wiener Versicherung Gruppe	580	28,853
Zurich Insurance Group AG*	4,450	1,295,409

		29,948,336
Internet & Catalog Retail - 0.2%
AO World PLC*	23,013	76,152
ASKUL Corp.	1,400	38,650
ASOS PLC*	379	16,035
Belluna Co. Ltd.	9,900	48,424
Home Retail Group PLC	88,479	248,567
N Brown Group PLC	7,307	53,256
Ocado Group PLC*	14,405	81,764
Rakuten, Inc.	20,500	272,908
Senshukai Co. Ltd.	5,200	43,993
Start Today Co. Ltd.	600	16,133
Takkt AG	2,900	48,503
Trade Me Group Ltd.	106	313
Wotif.com Holdings Ltd.	42,591	132,253
Yoox SpA*	2,747	72,517

		1,149,468
Internet Software & Services - 0.2%
carsales.com Ltd.	3,812	40,792
F@N Communications, Inc.	2,200	34,850
GMO internet, Inc.	1,500	16,541
Gree, Inc.	2,000	16,006
Gurunavi, Inc.	1,800	34,080
Internet Initiative Japan, Inc.	4,400	97,426
Just Eat PLC*	26,370	89,709
Kakaku.com, Inc.	4,900	84,339
Mixi, Inc.	3,500	203,870
Moneysupermarket.com Group PLC	22,607	70,877
Opera Software ASA	2,978	34,943
Perion Network Ltd.*	12,448	101,949

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Internet Software & Services - (continued)
SUNeVision Holdings Ltd.	372,000	$130,559
Telecity Group PLC	20,258	271,903
United Internet AG (Registered)	3,501	140,296
Yahoo Japan Corp.	40,000	183,984

		1,552,124
IT Services - 0.7%
Alten S.A.	4,078	196,402
Altran Technologies S.A.	7,420	78,034
Amadeus IT Holding S.A., Class A	9,700	382,869
Atea ASA	14,260	168,116
AtoS	1,336	104,323
Bechtle AG	1,481	115,229
Cap Gemini S.A.	5,414	392,839
CGI Group, Inc., Class A*	6,402	229,993
Computacenter PLC	16,610	170,920
Computershare Ltd.	15,103	184,643
DH Corp.	2,110	63,863
Digital Garage, Inc.	1,900	30,744
Econocom Group	18,328	166,878
Fujitsu Ltd.	59,000	459,561
Indra Sistemas S.A.	12,474	193,189
Iress Ltd.	6,581	53,597
IT Holdings Corp.	5,600	103,576
Itochu Techno-Solutions Corp.	600	27,189
NEC Networks & System Integration Corp.	8,000	197,365
NET One Systems Co. Ltd.	8,000	53,134
Nihon Unisys Ltd.	8,300	75,788
Nomura Research Institute Ltd.	1,500	47,698
NS Solutions Corp.	1,500	43,570
NTT Data Corp.	4,100	157,485
Obic Co. Ltd.	900	32,119
Otsuka Corp.	900	41,221
Quindell PLC	75,273	260,521
SCSK Corp.	400	11,179
Sopra Group S.A.	1,151	124,497
Tieto Oyj	219	5,831
TKC Corp.	1,800	38,473
Transcosmos, Inc.	8,700	187,815
Wirecard AG	5,791	215,598

		4,614,259

	Shares	Value
Common Stocks - (continued)
Leisure Products - 0.1%
Amer Sports Oyj	1,390	$27,432
Bandai Namco Holdings, Inc.	6,100	156,067
Beneteau S.A.*	2,110	37,181
BRP, Inc.*	1,900	45,430
Fields Corp.	2,200	31,234
Heiwa Corp.	1,900	45,119
Mars Engineering Corp.	600	12,258
Mizuno Corp.	4,000	24,155
Sankyo Co. Ltd.	900	35,314
Sega Sammy Holdings, Inc.	1,300	26,080
Shimano, Inc.	2,600	305,927
Tomy Co. Ltd.	3,700	19,321
Universal Entertainment Corp.	5,100	89,269
Yamaha Corp.	1,900	29,433

		884,220
Life Sciences Tools & Services - 0.3%
Chiome Bioscience, Inc.*	1,100	15,425
Eurofins Scientific SE	786	234,469
Gerresheimer AG	2,951	204,134
Lonza Group AG (Registered)*	2,482	275,687
MorphoSys AG*	2,402	230,499
Nordion, Inc.*	2,924	37,952
QIAGEN N.V.*	22,328	547,158
Tecan Group AG (Registered)	670	76,188

		1,621,512
Machinery - 3.0%
Aalberts Industries N.V.	6,405	195,522
Aida Engineering Ltd.	15,000	144,406
Alfa Laval AB	10,601	241,157
Amada Co. Ltd.	8,000	78,417
Andritz AG	1,788	96,890
Asahi Diamond Industrial Co. Ltd.	2,500	36,782
Atlas Copco AB, Class A	22,472	672,278
Atlas Copco AB, Class B	12,000	324,763

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
ATS Automation Tooling Systems, Inc.*	5,484	$74,705
Bodycote PLC	16,051	188,066
Bradken Ltd.	46,071	193,602
Bucher Industries AG (Registered)	602	181,567
Burckhardt Compression Holding AG	141	73,656
Cargotec Oyj, Class B	613	22,400
CKD Corp.	11,400	103,319
COSCO Corp. Singapore Ltd.	202,000	115,743
Daifuku Co. Ltd.	4,800	67,121
Danieli & C Officine Meccaniche SpA	3,394	97,090
Danieli & C Officine Meccaniche SpA (Retirement Savings Plan)	11,115	234,529
DMG Mori Seiki AG	6,920	212,262
DMG Mori Seiki Co. Ltd.	2,000	25,769
Duerr AG	6,432	492,953
Ebara Corp.	6,000	37,867
Faiveley Transport S.A.	1,860	133,194
FANUC Corp.	5,900	1,032,149
Fenner PLC	9,518	54,796
Fuji Machine Manufacturing Co. Ltd.	12,600	108,681
Fujitec Co. Ltd.	3,000	31,098
Furukawa Co. Ltd.	18,000	37,283
GEA Group AG	4,552	204,917
Georg Fischer AG (Registered)*	442	292,868
Glory Ltd.	200	6,729
Harmonic Drive Systems, Inc.	1,600	62,080
Hexagon Composites ASA	11,116	64,775
Hino Motors Ltd.	5,000	70,258
Hitachi Construction Machinery Co. Ltd.	1,100	22,731
Hitachi Koki Co. Ltd.	600	5,105
Hitachi Zosen Corp.	48,400	255,567
Hoshizaki Electric Co. Ltd.	100	5,134
IHI Corp.	56,000	263,023
IMI PLC	8,051	192,606
Industria Macchine Automatiche SpA	1,057	42,258

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Interpump Group SpA	5,865	$74,903
Iseki & Co. Ltd.	13,000	33,247
The Japan Steel Works Ltd.	3,000	13,040
JTEKT Corp.	4,600	80,830
Kawasaki Heavy Industries Ltd.	50,000	196,917
KION Group AG	3,976	155,075
Kitz Corp.	17,000	98,692
Komatsu Ltd.	31,200	700,548
Komori Corp.	16,100	196,328
Kone Oyj, Class B	9,102	383,257
Konecranes Oyj	90	2,931
Krones AG	627	60,881
Kubota Corp.	28,087	376,232
KUKA AG	3,901	217,081
Kurita Water Industries Ltd.	5,800	134,968
Kyokuto Kaihatsu Kogyo Co. Ltd.	8,200	123,835
Makino Milling Machine Co. Ltd.	20,000	164,535
Makita Corp.	3,300	198,639
MAN SE	1,452	172,441
MAN SE (Preference)	183	21,601
Max Co. Ltd.	1,000	11,358
Meidensha Corp.	7,000	30,223
Melrose Industries PLC	40,800	181,299
Metka S.A.	3,461	56,033
Metso Oyj	3,703	145,616
Meyer Burger Technology AG*	3,662	43,293
Minebea Co. Ltd.	6,000	72,174
Mitsubishi Heavy Industries Ltd.	107,119	706,349
Mitsuboshi Belting Co. Ltd.	12,000	73,166
Mitsui Engineering & Shipbuilding Co. Ltd.	7,000	14,431
Miura Co. Ltd.	1,100	39,899
Morgan Advanced Materials PLC	25,971	137,679
Nabtesco Corp.	2,300	52,672
Nachi-Fujikoshi Corp.	9,000	63,976
NGK Insulators Ltd.	8,000	192,775

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Nippon Sharyo Ltd.	5,000	$18,525
Nitta Corp.	5,600	136,413
Nitto Kohki Co. Ltd.	1,500	30,238
NKT Holding A/S	3,560	223,626
Noritake Co. Ltd.	1,000	2,791
NSK Ltd.	10,000	142,850
NTN Corp.	9,000	43,847
Obara Group, Inc.	3,300	147,936
OC Oerlikon Corp. AG (Registered)*	11,933	161,416
Oiles Corp.	7,100	178,544
OKUMA Corp.	2,000	18,651
OSG Corp.	1,500	26,256
Palfinger AG	794	24,652
Rational AG	455	147,966
Rotork PLC	1,036	48,432
Ryobi Ltd.	37,000	121,972
Sandvik AB	28,466	359,022
Schindler Holding AG	1,502	224,813
Schindler Holding AG (Registered)	1,009	149,358
SembCorp Marine Ltd.	29,000	96,214
Semperit AG Holding	2,978	166,515
Shibuya Kogyo Co. Ltd.	3,100	89,592
Shima Seiki Manufacturing Ltd.	900	17,416
Shinmaywa Industries Ltd.	24,000	218,447
Sintokogio Ltd.	14,000	99,519
SKF AB, Class A	1,368	32,289
SKF AB, Class B	13,053	308,466
SMC CORP NPV	1,600	448,174
Spirax-Sarco Engineering PLC	2,133	98,095
Star Micronics Co. Ltd.	5,200	72,259
Sulzer AG (Registered)	2,007	265,967
Sumitomo Heavy Industries Ltd.	8,000	39,597
Tadano Ltd.	1,000	17,620
Takuma Co. Ltd.	13,181	80,879
THK Co. Ltd.	2,500	60,947
Torishima Pump Manufacturing Co. Ltd.	2,700	24,208
Toshiba Machine Co. Ltd.	18,245	82,146
Trelleborg AB, Class B	5,977	114,677

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Tsubakimoto Chain Co.	9,000	$77,804
Tsukishima Kikai Co. Ltd.	3,000	33,549
Union Tool Co.	3,100	82,387
Vallourec S.A.	2,789	123,276
Vard Holdings Ltd.*	108,000	93,906
Vesuvius PLC	68,572	538,678
Volvo AB, Class A	12,974	162,411
Volvo AB, Class B	44,620	546,609
Vossloh AG	205	14,921
Wacker Neuson SE	8,751	192,318
Wartsila Oyj Abp	5,252	265,065
The Weir Group PLC	6,851	296,913
Westport Innovations, Inc.*	2,664	45,834
Yangzijiang Shipbuilding Holdings Ltd.	19,000	16,597
Yushin Precision Equipment Co. Ltd.	1,600	40,624
Zardoya Otis S.A.	6,369	97,403
Zardoya Otis S.A. (Registered)*^	254	3,885

		19,195,555
Marine - 0.3%
AP Moeller - Maersk A/S, Class A	102	229,014
AP Moeller - Maersk A/S, Class B	193	449,957
Cie Maritime Belge S.A.	1,312	30,721
D/S Norden A/S	212	6,506
Golden Ocean Group Ltd.	15,271	23,423
Iino Kaiun Kaisha Ltd.	4,300	24,545
Kawasaki Kisen Kaisha Ltd.	11,000	23,747
Kuehne + Nagel International AG (Registered)	1,353	180,638
Mermaid Marine Australia Ltd.	123,811	233,667
Mitsui OSK Lines Ltd.	58,000	216,580
Neptune Orient Lines Ltd.*	11,000	8,374
Nippon Yusen KK	53,000	153,071
NS United Kaiun Kaisha Ltd.	16,000	37,497
Orient Overseas International Ltd.	1,000	5,342

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Marine - (continued)
Pacific Basin Shipping Ltd.	123,000	$74,752
SITC International Holdings Co. Ltd.	283,000	124,519
Stolt-Nielsen Ltd.	1,829	41,528
Wilh Wilhelmsen Holding ASA, Class A	3,314	101,029
Wilh Wilhelmsen Holding ASA, Class B	3,039	90,957

		2,055,867
Media - 2.1%
Adways, Inc.	700	12,804
Aimia, Inc.	9,354	164,714
Altice S.A.*	1,360	77,982
Amalgamated Holdings Ltd.	8,073	71,002
APN News & Media Ltd.*	168,362	123,656
Asatsu-DK, Inc.	4,100	105,535
Asian Pay Television Trust	412,000	280,643
Atresmedia Corp. de Medios de Comunicacion S.A.	3,386	49,790
Avex Group Holdings, Inc.	7,273	125,749
Axel Springer SE	507	28,603
British Sky Broadcasting Group PLC	32,650	484,531
Cineplex, Inc.	714	25,565
Cineworld Group PLC	20,679	112,523
Cogeco Cable, Inc.	2,209	123,005
Cogeco, Inc.	1,210	60,130
COOKPAD, Inc.	3,700	105,781
Corus Entertainment, Inc., Class B	202	4,472
CTS Eventim AG & Co. KGaA	4,192	122,891
CyberAgent, Inc.	1,100	37,171
Daiichikosho Co. Ltd.	300	8,912
Daily Mail & General Trust PLC, Class A	8,809	124,704
Dentsu, Inc.	7,700	308,869
Entertainment One Ltd.	53,114	306,142
Euromoney Institutional Investor PLC	3,489	63,853
Eutelsat Communications S.A.	3,669	126,606
Fairfax Media Ltd.	176,979	141,502

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Fuji Media Holdings, Inc.	1,200	$19,359
GFK SE	861	39,053
Gruppo Editoriale L’Espresso SpA*	19,423	30,692
Hakuhodo DY Holdings, Inc.	1,900	20,121
Havas S.A.	15,095	118,153
Imax Corp.*	2,048	53,878
Informa PLC	17,352	142,932
IPSOS	8,042	217,840
ITV PLC	105,250	370,847
JCDecaux S.A.	530	18,182
Kabel Deutschland Holding AG	276	39,458
Kadokawa Corp.	900	25,232
Kinepolis Group N.V.	1,030	40,069
Lagardere SCA	29,794	886,982
MDC Partners, Inc., Class A	2,200	46,257
Mediaset Espana Comunicacion S.A.*	14,476	169,090
Mediaset SpA*	11,276	44,990
Metropole Television S.A.	2,968	54,405
Modern Times Group AB, Class B	604	23,580
Next Co. Ltd.	9,000	68,177
Nippon Television Holdings, Inc.	1,500	25,731
NOS SGPS	13,493	80,555
Numericable Group S.A.*	2,494	137,817
Pearson PLC	23,597	454,561
Perform Group PLC*	4,301	15,431
ProSiebenSat.1 Media AG (Registered)	5,821	245,065
Publicis Groupe S.A.	5,515	401,053
Quebecor, Inc., Class B	196	4,764
RCS MediaGroup SpA*	20,743	31,001
REA Group Ltd.	912	40,342
Reed Elsevier N.V.	33,110	745,367
Reed Elsevier PLC	23,112	372,446
Rightmove PLC	4,071	156,362
RTL Group S.A.	774	78,758
Sanoma Oyj	23,042	180,819
Schibsted ASA	3,422	165,720

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
SES S.A. (FDR)	9,601	$352,627
Seven West Media Ltd.	218,821	417,048
Shaw Communications, Inc., Class B	12,250	300,666
Shochiku Co. Ltd.	3,000	28,385
Singapore Press Holdings Ltd.	52,000	172,938
Sky Deutschland AG*	8,741	79,003
Sky Network Television Ltd.	7,095	40,648
SKY Perfect JSAT Holdings, Inc.	6,800	40,799
Societe d’Edition de Canal +	13,420	109,172
Societe Television Francaise 1	13,917	205,668
Southern Cross Media Group Ltd.	97,638	109,837
Tamedia AG (Registered)	346	46,993
Technicolor S.A. (Registered)*	67,703	489,440
Telenet Group Holding N.V.*	2,131	114,023
Television Broadcasts Ltd.	2,700	17,489
Ten Network Holdings Ltd.*	52,210	13,834
Thomson Reuters Corp.	11,202	423,837
Toei Co. Ltd.	1,000	5,329
Toho Co. Ltd.	4,100	100,352
Tokyo Broadcasting System Holdings, Inc.	3,400	39,808
TV Asahi Holdings Corp.	4,900	87,341
UBM PLC	19,416	203,072
Village Roadshow Ltd.	17,182	124,758
Wolters Kluwer N.V.	8,350	231,211
WPP PLC	37,003	739,670
Zenrin Co. Ltd.	11,300	132,301

		13,388,473
Metals & Mining - 4.8%
Acerinox S.A.	8,130	135,213
African Barrick Gold PLC	18,407	81,421
Agnico Eagle Mines Ltd.	7,359	274,040
Aichi Steel Corp.	12,000	48,194
Alacer Gold Corp.	63,869	146,083
Alamos Gold, Inc.	12,989	115,734

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Alumina Ltd.*	89,081	$132,924
AMAG Austria Metall AG(a)	2,064	73,736
Anglo American PLC	43,475	1,173,647
Antofagasta PLC	11,603	158,772
APERAM*	7,130	240,216
Aquarius Platinum Ltd.*	102,057	42,697
ArcelorMittal	30,132	458,400
Argonaut Gold, Inc.*	7,800	28,516
Arrium Ltd.	326,710	250,587
Asahi Holdings, Inc.	3,800	65,997
Atlas Iron Ltd.	158,362	94,227
AuRico Gold, Inc.	26,516	109,118
Aurubis AG	9,351	455,862
B2Gold Corp.*	54,835	142,043
Barrick Gold Corp.	35,863	648,970
Beadell Resources Ltd.*	216,119	104,481
BHP Billiton Ltd.	96,011	3,452,632
BHP Billiton PLC	63,539	2,176,567
BlueScope Steel Ltd.*	19,530	114,026
Boliden AB	11,109	180,647
Canam Group, Inc.	13,828	169,317
Capstone Mining Corp.*	62,526	167,709
Centamin PLC*	284,932	347,078
Centerra Gold, Inc.	37,400	194,790
China Gold International Resources Corp. Ltd.*	5,290	15,550
Daido Steel Co. Ltd.	5,000	23,727
Detour Gold Corp.*	10,619	119,880
Dominion Diamond Corp.*	9,040	126,966
Dowa Holdings Co. Ltd.	4,000	37,691
Eldorado Gold Corp.	15,211	113,036
Eramet*	186	23,219
Evolution Mining Ltd.	86,006	62,369
Evraz PLC	65,291	105,877
Ferrexpo PLC	19,871	45,156
First Majestic Silver Corp.*	14,459	153,668
First Quantum Minerals Ltd.	20,301	482,234
Fortescue Metals Group Ltd.	44,552	203,786
Fortuna Silver Mines, Inc.*	4,046	22,039

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Franco-Nevada Corp.	5,968	$338,186
Fresnillo PLC	3,538	55,611
Glencore PLC*	321,568	1,954,723
Goldcorp, Inc.	26,210	718,900
G-Resources Group Ltd.*	6,857,398	198,200
Hitachi Metals Ltd.	3,040	49,723
Hochschild Mining PLC*	40,069	110,267
HudBay Minerals, Inc.	13,213	142,125
IAMGOLD Corp.*	38,667	143,139
Iluka Resources Ltd.	15,021	123,311
Imperial Metals Corp.*	3,680	56,485
Independence Group NL	8,856	40,179
Ivanhoe Mines Ltd., Class A*	57,802	80,174
JFE Holdings, Inc.	15,000	319,006
Kazakhmys PLC*	72,224	396,047
Kenmare Resources PLC*	192,412	47,103
Kinross Gold Corp.*	35,402	141,784
Kobe Steel Ltd.	84,000	138,046
Kyoei Steel Ltd.	1,500	27,889
Labrador Iron Ore Royalty Corp.	932	26,522
Lonmin PLC*	28,692	110,542
Lucara Diamond Corp.	68,554	161,207
Lundin Mining Corp.*	7,758	44,682
Major Drilling Group International, Inc.	2,296	18,960
Maruichi Steel Tube Ltd.	1,000	27,948
Mitsubishi Materials Corp.	51,000	188,457
Mitsui Mining & Smelting Co. Ltd.	30,000	90,144
Mount Gibson Iron Ltd.	201,221	137,500
Mytilineos Holdings S.A.*	2,146	18,405
Nakayama Steel Works Ltd.*	34,000	29,095
Nevsun Resources Ltd.	57,654	219,251
New Gold, Inc.*	8,977	55,331
Newcrest Mining Ltd.*	23,902	242,216
Nippon Light Metal Holdings Co. Ltd.	42,700	73,080
Nippon Steel & Sumitomo Metal Corp.	250,205	764,228
Nisshin Steel Co. Ltd.	2,700	37,073
Norsk Hydro ASA	40,811	242,350

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Northern Star Resources Ltd.	144,292	$230,064
Novagold Resources, Inc.*	18,000	68,121
NV Bekaert S.A.	1,983	74,119
OceanaGold Corp.*	74,454	212,724
Osaka Steel Co. Ltd.	1,700	31,558
OSAKA Titanium Technologies Co. Ltd.	1,000	27,296
Outokumpu Oyj*	16,831	136,808
OZ Minerals Ltd.	32,294	139,610
Pacific Metals Co. Ltd.*	22,000	109,535
Pan American Silver Corp.	10,814	159,133
PanAust Ltd.	119,015	252,278
Petra Diamonds Ltd.*	16,906	57,028
Polyus Gold International Ltd.*	13,384	41,859
Pretium Resources, Inc.*	15,992	109,586
Primero Mining Corp.*	7,334	56,252
Randgold Resources Ltd.	2,911	251,630
Rautaruukki Oyj*	6,038	89,271
Regis Resources Ltd.	96,767	158,337
Rio Tinto Ltd.	13,022	803,633
Rio Tinto PLC	39,559	2,265,431
Salzgitter AG	4,817	180,045
Sandfire Resources NL*	20,638	123,949
Sandstorm Gold Ltd.*	8,310	56,028
Sanyo Special Steel Co. Ltd.	35,000	159,625
Schmolz + Bickenbach AG (Registered)*	103,401	156,927
SEMAFO, Inc.*	17,791	76,972
Sherritt International Corp.	80,834	332,647
Silver Standard Resources, Inc.*	3,612	33,212
Silver Wheaton Corp.	13,603	355,866
Sims Metal Management Ltd.*	47,756	529,677
Sirius Resources NL*	24,327	88,884
SSAB AB, Class A*	14,585	141,395
SSAB AB, Class B*	11,270	99,139
Sumitomo Metal Mining Co. Ltd.	19,000	319,731
Tahoe Resources, Inc.*	754	20,009
Teck Resources Ltd., Class B	16,452	394,884

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
ThyssenKrupp AG*	13,618	$385,645
Toho Titanium Co. Ltd.*	11,200	92,575
Toho Zinc Co. Ltd.	37,000	177,021
Tokyo Steel Manufacturing Co. Ltd.	29,200	178,321
Topy Industries Ltd.	34,000	71,085
Torex Gold Resources, Inc.*	52,463	73,250
Toyo Kohan Co. Ltd.	12,000	70,015
Turquoise Hill Resources Ltd.*	16,776	58,404
UACJ Corp.	4,000	15,948
Vedanta Resources PLC	1,197	21,240
Voestalpine AG	3,917	172,742
Western Areas Ltd.	7,243	34,073
Yamana Gold, Inc.	30,323	259,040
Yamato Kogyo Co. Ltd.	200	6,574
Yodogawa Steel Works Ltd.	35,000	157,923

		31,003,850
Multiline Retail - 0.5%
Canadian Tire Corp. Ltd., Class A	2,052	195,238
The Daiei, Inc.*	18,250	52,708
David Jones Ltd.^	41,449	153,755
Debenhams PLC	282,108	314,585
Dollarama, Inc.	2,708	223,252
Don Quijote Holdings Co. Ltd.	1,000	54,748
Fuji Co. Ltd.	800	16,080
H2O Retailing Corp.	3,630	30,251
Harvey Norman Holdings Ltd.	5,395	15,499
Hudson’s Bay Co.	4,000	60,479
Isetan Mitsukoshi Holdings Ltd.	15,100	190,007
Izumi Co. Ltd.	700	21,578
J Front Retailing Co. Ltd.	22,000	150,610
Kintetsu Department Store Co. Ltd.*	18,000	68,265
Lifestyle International Holdings Ltd.	4,000	7,814
Marks & Spencer Group PLC	42,800	310,859
Marui Group Co. Ltd.	5,500	53,805

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Matsuya Co. Ltd.	1,500	$16,570
Myer Holdings Ltd.	171,771	364,106
Next PLC	4,051	463,021
Parco Co. Ltd.	1,700	14,928
Ryohin Keikaku Co. Ltd.	500	60,631
Sanyo Electric Railway Co. Ltd.	21,000	94,549
Sears Canada, Inc.	5,515	74,570
Seria Co. Ltd.	1,200	52,453
Stockmann Oyj Abp, Class B	7,775	111,416
Takashimaya Co. Ltd.	11,000	102,154
The Warehouse Group Ltd.	5,317	14,306
Wing On Co. International Ltd.	18,000	51,677

		3,339,914
Multi-Utilities - 1.0%
A2A SpA	25,745	29,418
ACEA SpA	3,890	56,732
AGL Energy Ltd.	18,102	248,739
Atco Ltd., Class I	1,916	84,127
Canadian Utilities Ltd., Class A	5,556	199,907
Centrica PLC	143,726	749,797
DUET Group	13,093	29,336
E.ON SE	54,901	1,037,955
GDF Suez	40,570	1,044,941
Hera SpA	8,603	23,252
Iren SpA	124,461	175,688
Just Energy Group, Inc.	10,900	59,073
MVV Energie AG	1,004	31,703
National Grid PLC	116,706	1,685,632
REN - Redes Energeticas Nacionais SGPS S.A.	22,120	77,898
RWE AG	15,001	603,244
RWE AG (Preference)	1,032	33,257
Suez Environnement Co.	6,405	119,550
Telecom Plus PLC	6,254	146,765
Veolia Environnement S.A.	10,903	193,002

		6,630,016
Oil, Gas & Consumable Fuels - 7.1%
Advantage Oil & Gas Ltd.*	28,997	155,286
Afren PLC*	295,640	549,042

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
AltaGas Ltd.	4,356	$197,463
ARC Resources Ltd.	9,888	272,848
Athabasca Oil Corp.*	6,258	35,813
Avance Gas Holding Ltd.(a)	2,772	62,499
AWE Ltd.*	19,364	32,855
Bankers Petroleum Ltd.*	37,436	211,827
Baytex Energy Corp.	4,353	186,891
Beach Energy Ltd.	99,437	156,697
Bellatrix Exploration Ltd.*	18,157	134,595
BG Group PLC	101,551	2,009,377
Birchcliff Energy Ltd.*	8,582	85,848
BlackPearl Resources, Inc.*	15,013	29,650
Bonavista Energy Corp.	6,700	86,777
Bonterra Energy Corp.	1,564	86,687
BP PLC	568,989	4,649,421
Brightoil Petroleum Holdings Ltd.*	397,147	122,474
Cairn Energy PLC*	34,170	101,764
Caltex Australia Ltd.	2,755	63,290
Cameco Corp.	10,750	217,044
Canadian Natural Resources Ltd.	34,992	1,527,736
Canadian Oil Sands Ltd.	14,306	306,055
Cenovus Energy, Inc.	24,557	755,444
Cequence Energy Ltd.*	21,322	41,522
Cosmo Oil Co. Ltd.	2,000	4,045
Crescent Point Energy Corp.	12,329	503,851
Crew Energy, Inc.*	7,783	70,277
DeeThree Exploration Ltd.*	8,839	93,046
Delek Group Ltd.	19	7,484
Denison Mines Corp.*	47,478	63,237
Det Norske Oljeselskap ASA*	1,072	11,830
DNO ASA*	5,536	18,617
Dragon Oil PLC	12,456	118,186
Enbridge Income Fund Holdings, Inc.	6,854	184,847
Enbridge, Inc.	24,684	1,211,923
Encana Corp.	21,914	472,641
Energy Resources of Australia Ltd.*	1,430	1,781

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Enerplus Corp.	6,241	$142,918
Eni SpA	80,482	2,052,475
EnQuest PLC*	199,152	454,917
ERG SpA	2,148	31,844
Etablissements Maurel et Prom*	20,615	313,066
Exmar N.V.	2,989	46,172
Freehold Royalties Ltd.	7,205	169,891
Galp Energia SGPS S.A.	10,774	191,151
Gaztransport Et Technigaz S.A.	4,031	253,493
Genel Energy PLC*	1,199	20,243
Gibson Energy, Inc.	1,269	38,991
Gulf Keystone Petroleum Ltd.*	70,415	95,700
Hellenic Petroleum S.A.	2,655	20,853
Hoegh LNG Holdings Ltd.*	387	4,870
Husky Energy, Inc.	12,209	371,995
Idemitsu Kosan Co. Ltd.	4,100	84,803
Imperial Oil Ltd.	8,673	445,740
Inpex Corp.	31,300	467,666
Inter Pipeline Ltd.	6,817	211,526
Ithaca Energy, Inc.*	95,562	215,939
Itochu Enex Co. Ltd.	8,300	61,099
James Fisher & Sons PLC	4,542	100,838
Japan Petroleum Exploration Co.	200	7,624
JX Holdings, Inc.	75,100	390,343
Karoon Gas Australia Ltd.*	10,916	36,839
Kelt Exploration Ltd.*	5,800	68,514
Keyera Corp.	2,150	161,193
Koninklijke Vopak N.V.	210	9,736
KrisEnergy Ltd.*	59,000	36,407
Legacy Oil + Gas, Inc.*	8,798	66,673
Lightstream Resources Ltd.	48,417	320,215
Lundin Petroleum AB*	7,700	138,146
MEG Energy Corp.*	3,480	124,988
Motor Oil Hellas Corinth Refineries S.A.	397	4,276
Naphtha Israel Petroleum Corp. Ltd.*	5,509	39,544
Neste Oil Oyj	3,273	60,434
New Hope Corp. Ltd.	2,558	7,135

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Newocean Energy Holdings Ltd.	304,000	$208,680
Nippon Gas Co. Ltd.	3,400	80,342
NuVista Energy Ltd.*	8,513	78,276
OMV AG	5,168	207,858
Ophir Energy PLC*	44,047	160,256
Origin Energy Ltd.	34,302	456,992
Pacific Rubiales Energy Corp.	11,401	218,354
Painted Pony Petroleum Ltd.*	9,231	98,106
Paramount Resources Ltd., Class A*	1,591	81,519
Parex Resources, Inc.*	7,102	92,701
Parkland Fuel Corp.	6,533	123,561
Paz Oil Co. Ltd.	140	22,509
Pembina Pipeline Corp.	8,758	367,488
Pengrowth Energy Corp.	5,786	36,938
Penn West Petroleum Ltd.	6,992	54,207
Peyto Exploration & Development Corp.	5,922	199,367
Premier Oil PLC	32,356	175,789
Raging River Exploration, Inc.*	10,400	90,277
Repsol S.A.	26,163	651,813
RMP Energy, Inc.*	9,714	70,045
Royal Dutch Shell PLC, Class A	119,977	4,944,421
Royal Dutch Shell PLC, Class B	75,409	3,253,484
San-Ai Oil Co. Ltd.	10,000	76,336
Santos Ltd.	33,824	457,856
Saras SpA*	69,316	86,438
Senex Energy Ltd.*	254,469	160,874
Showa Shell Sekiyu KK	2,400	27,283
Soco International PLC*	31,662	229,856
Statoil ASA	36,380	1,040,328
Suncor Energy, Inc.	46,311	1,904,509
Surge Energy, Inc.	6,135	47,901
Talisman Energy, Inc.	29,609	310,328
TonenGeneral Sekiyu KK	15,000	131,716
TORC Oil & Gas Ltd.	2,418	29,518
Total Gabon	124	67,876
Total S.A.	65,223	4,196,736

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Tourmaline Oil Corp.*	3,801	$179,218
TransCanada Corp.	21,852	1,097,969
TransGlobe Energy Corp.	15,888	99,241
Trilogy Energy Corp.	806	20,545
Tullow Oil PLC	27,751	341,317
United Energy Group Ltd.*	768,000	113,961
Veresen, Inc.	3,731	63,506
Vermilion Energy, Inc.	2,502	165,383
Washington H Soul Pattinson & Co. Ltd.	3,833	53,916
Whitecap Resources, Inc.	11,000	160,355
Whitehaven Coal Ltd.*	37,681	59,730
Woodside Petroleum Ltd.	19,652	776,860

		45,681,466
Paper & Forest Products - 0.3%
Canfor Corp.*	300	6,363
Canfor Pulp Products, Inc.	8,058	87,120
Daio Paper Corp.	12,745	112,534
Hokuetsu Kishu Paper Co. Ltd.	28,800	127,988
Holmen AB, Class B	194	6,540
Interfor Corp.*	16,009	220,286
Metsa Board Oyj	6,595	31,414
Mondi PLC	12,755	224,602
Nippon Paper Industries Co. Ltd.	4,700	82,679
Norbord, Inc.	5,355	111,611
Oji Holdings Corp.	8,000	32,596
Semapa-Sociedade de Investimento e Gestao	18,153	266,447
Stella-Jones, Inc.	2,228	55,257
Stora Enso Oyj, Class R	18,053	162,804
UPM-Kymmene Oyj	14,301	233,826
West Fraser Timber Co. Ltd.	3,704	168,996
Western Forest Products, Inc.	47,047	99,397

		2,030,460
Personal Products - 0.4%
Aderans Co. Ltd.	500	7,405
Beiersdorf AG	2,850	257,550
Dr Ci:Labo Co. Ltd.	900	31,857
Euglena Co. Ltd.*	3,900	54,725
Fancl Corp.	2,500	30,826

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Personal Products - (continued)
Kao Corp.	15,000	$619,487
Kobayashi Pharmaceutical Co. Ltd.	100	6,253
Kose Corp.	200	8,373
L’Oreal S.A.	7,358	1,244,408
Mandom Corp.	1,300	47,975
Milbon Co. Ltd.	240	8,285
Noevir Holdings Co. Ltd.	1,900	40,685
Oriflame Cosmetics S.A. (SDR)	10,931	236,793
Pola Orbis Holdings, Inc.	900	37,546
Shiseido Co. Ltd.	10,000	199,057

		2,831,225
Pharmaceuticals - 6.2%
ALK-Abello A/S	286	41,218
Almirall S.A.*	5,963	91,194
Astellas Pharma, Inc.	70,200	965,945
AstraZeneca PLC	38,611	2,832,047
Bayer AG (Registered)	24,511	3,244,152
BTG PLC*	20,479	209,523
China Animal Healthcare Ltd.	62,000	41,040
Chugai Pharmaceutical Co. Ltd.	5,200	174,960
Cosmo Pharmaceuticals SpA	286	58,062
Daiichi Sankyo Co. Ltd.	21,200	388,397
Eisai Co. Ltd.	6,300	269,497
Faes Farma S.A.	206	573
Galenica AG (Registered)	95	85,670
GlaxoSmithKline PLC	148,386	3,598,721
H Lundbeck A/S	500	11,451
Haw Par Corp. Ltd.	3,200	21,951
Hikma Pharmaceuticals PLC	2,711	82,340
Hisamitsu Pharmaceutical Co., Inc.	1,200	48,135
Ipsen S.A.	2,653	117,851
JCR Pharmaceuticals Co. Ltd.	600	14,878
Kaken Pharmaceutical Co. Ltd.	1,000	22,453
Kissei Pharmaceutical Co. Ltd.	1,400	33,613
KYORIN Holdings, Inc.	1,000	20,693

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Kyowa Hakko Kirin Co. Ltd.	3,000	$41,396
Meda AB, Class A	4,915	79,213
Merck KGaA	4,000	355,266
Mitsubishi Tanabe Pharma Corp.	4,600	67,321
Mochida Pharmaceutical Co. Ltd.	500	34,278
Nichi-iko Pharmaceutical Co. Ltd.	16,800	245,870
Nippon Shinyaku Co. Ltd.	3,000	86,498
Novartis AG (Registered)	70,271	6,147,650
Novo Nordisk A/S, Class B	58,870	2,724,896
Ono Pharmaceutical Co. Ltd.	2,200	188,477
Orion Oyj, Class A	1,866	69,209
Orion Oyj, Class B	1,450	53,877
Otsuka Holdings Co. Ltd.	10,100	323,768
Recordati SpA	2,678	44,252
Roche Holding AG	22,262	6,476,649
Rohto Pharmaceutical Co. Ltd.	1,000	15,540
Sanofi S.A.	35,602	3,745,101
Santen Pharmaceutical Co. Ltd.	2,800	165,547
Sawai Pharmaceutical Co. Ltd.	700	39,889
Seikagaku Corp.	1,800	21,792
Shionogi & Co. Ltd.	11,100	242,001
Shire PLC	17,234	1,423,093
Stada Arzneimittel AG	17,461	722,729
Sumitomo Dainippon Pharma Co. Ltd.	3,800	46,819
Taisho Pharmaceutical Holdings Co. Ltd.	400	28,745
Takeda Pharmaceutical Co. Ltd.	22,800	1,048,044
Teva Pharmaceutical Industries Ltd.	25,262	1,362,944
Torii Pharmaceutical Co. Ltd.	700	21,068
Towa Pharmaceutical Co. Ltd.	2,600	99,995
Tsumura & Co.	900	21,818
UCB S.A.	3,451	316,941

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
The United Laboratories International Holdings Ltd.*	18,000	$11,984
Valeant Pharmaceuticals International, Inc.*	9,940	1,167,161
Virbac S.A.	281	60,157
ZERIA Pharmaceutical Co. Ltd.	1,100	27,330

		39,901,682
Professional Services - 0.7%
Adecco S.A. (Registered)*	3,403	255,234
AF AB, Class B	8,936	149,776
ALS Ltd.	14,285	103,723
Bertrandt AG	433	54,170
Brunel International N.V.	1,432	37,554
Bureau Veritas S.A.	6,208	159,896
Capita PLC	19,303	391,723
DKSH Holding AG	2,654	192,052
en-japan, Inc.	500	11,110
Experian PLC	30,647	526,209
Hays PLC	82,321	169,559
Intertek Group PLC	4,303	186,268
McMillan Shakespeare Ltd.	18,107	159,924
Meitec Corp.	2,400	79,934
Michael Page International PLC	29,229	210,960
Nihon M&A Center, Inc.	2,700	76,745
Randstad Holding N.V.	3,624	179,749
SAI Global Ltd.	14,655	66,353
Seek Ltd.	7,421	114,460
SGS S.A. (Registered)	151	329,965
Stantec, Inc.	1,078	68,503
Sthree PLC	9,133	55,509
Teleperformance S.A.	5,122	356,094
Temp Holdings Co. Ltd.	1,900	60,787
USG People N.V.	10,708	148,144
Veda Group Ltd.*	18,430	35,982
WS Atkins PLC	13,306	299,227
Yumeshin Holdings Co. Ltd.	7,500	72,130

		4,551,740

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - 2.4%
Abacus Property Group	72,441	$174,432
Activia Properties, Inc.	5	44,635
Advance Residence Investment Corp.	20	47,746
AIMS AMP Capital Industrial REIT	152,000	182,105
Allied Properties Real Estate Investment Trust	122	3,918
Altarea	778	142,404
Artis Real Estate Investment Trust	8,856	126,497
Ascendas Real Estate Investment Trust	74,000	138,174
Ascott Residence Trust	21,600	21,378
Australand Property Group	11,558	48,247
Befimmo S.A.	4,302	336,558
Beni Stabili SpA	50,234	40,832
Big Yellow Group PLC	5,819	49,268
Boardwalk Real Estate Investment Trust	307	18,302
The British Land Co. PLC	34,821	413,282
Brookfield Canada Office Properties	200	5,006
BWP Trust	20,265	48,231
Cache Logistics Trust	25,000	24,141
Calloway Real Estate Investment Trust	780	18,808
Cambridge Industrial Trust	263,440	150,947
Canadian Apartment Properties REIT	444	9,380
Canadian Real Estate Investment Trust	100	4,204
CapitaCommercial Trust	58,000	77,389
CapitaMall Trust	86,000	135,769
CapitaRetail China Trust	37,540	51,293
CDL Hospitality Trusts	4,000	5,610
CFS Retail Property Trust Group	83,855	169,173
Champion REIT	51,000	23,756
Charter Hall Group	13,598	54,867
Charter Hall Retail REIT	90,069	335,786
Chartwell Retirement Residences	346	3,432
Cofinimmo	1,624	201,342
Comforia Residential REIT, Inc.	64	117,376

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Cominar Real Estate Investment Trust, Class U	1,600	$27,660
Corio N.V.	17,487	929,470
Crombie Real Estate Investment Trust	1,400	17,014
Cromwell Property Group	159,205	150,973
Daiwa House REIT Investment Corp.	18	80,167
Daiwa Office Investment Corp.	2	10,094
Daiwahouse Residential Investment Corp.	23	108,251
Derwent London PLC	4,572	206,558
Dexus Property Group	170,433	188,557
DNZ Property Fund Ltd.	34,981	49,582
Dream Global Real Estate Investment Trust	5,589	46,513
Dream Office Real Estate Investment Trust	507	13,515
Eurobank Properties Real Estate Investment Co.	1,179	14,970
Eurocommercial Properties N.V. (CVA)	4,321	215,823
Far East Hospitality Trust	32,000	22,439
Federation Centres	57,630	138,233
First Real Estate Investment Trust	171,000	167,184
Fonciere des Murs	12,475	394,421
Fonciere Des Regions	6,851	687,406
Fortune Real Estate Investment Trust	21,000	19,889
Frasers Centrepoint Trust	47,000	73,070
Frasers Commercial Trust	51,000	57,423
Frontier Real Estate Investment Corp.	11	60,651
Fukuoka REIT Corp.	70	127,291
Gecina S.A.	279	39,813
Global One Real Estate Investment Corp.	12	35,824
GLP J-Reit	44	49,119
Goodman Group	51,703	256,204
Goodman Property Trust	52,532	48,153
The GPT Group	49,301	186,549
Granite Real Estate Investment Trust	3,414	127,039
Great Portland Estates PLC	16,402	176,949

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Green REIT PLC*	56,684	$95,562
Growthpoint Properties Australia Ltd.	15,920	36,854
H&R Real Estate Investment Trust	1,437	30,531
Hammerson PLC	15,400	156,259
Hankyu Reit, Inc.	5	27,374
Hansteen Holdings PLC	175,117	312,502
Heiwa Real Estate REIT, Inc.	47	39,306
ICADE	687	66,266
Ichigo Real Estate Investment Corp.	150	103,856
Industrial & Infrastructure Fund Investment Corp.	3	26,372
Intu Properties PLC	36,413	202,133
Investa Office Fund	49,775	165,205
Japan Excellent, Inc.	66	88,762
Japan Hotel REIT Investment Corp.	220	121,943
Japan Logistics Fund, Inc.	15	34,526
Japan Prime Realty Investment Corp.	18	62,576
Japan Real Estate Investment Corp.	30	169,787
Japan Rental Housing Investments, Inc.	193	142,073
Japan Retail Fund Investment Corp.	52	115,089
Kenedix Realty Investment Corp.	6	32,790
Keppel REIT Management Ltd.	3,160	3,216
Kiwi Income Property Trust	2,741	2,734
Klepierre	4,552	215,332
Land Securities Group PLC	27,334	481,324
The Link REIT	61,801	350,469
Lippo Malls Indonesia Retail Trust	482,000	160,300
Londonmetric Property PLC	13,999	33,325
Mapletree Commercial Trust	4,000	4,488
Mapletree Industrial Trust	5,070	5,708
Mapletree Logistics Trust	5,067	4,771

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Mercialys S.A.	1,703	$40,388
MID Reit, Inc.	50	116,838
Mirvac Group	98,003	165,371
Morguard Real Estate Investment Trust	10,424	171,683
Mori Hills REIT Investment Corp.	20	29,387
Mori Trust Sogo Reit, Inc.	15	25,745
Nippon Accommodations Fund, Inc.	8	30,612
Nippon Building Fund, Inc.	35	197,404
Nippon Prologis REIT, Inc.	30	70,103
Nomura Real Estate Office Fund, Inc.	5	23,752
Nomura Real Estate Residential Fund, Inc.	10	53,289
Northern Property Real Estate Investment Trust	1,729	46,455
Orix JREIT, Inc.	43	59,293
OUE Hospitality Trust	190,500	138,160
Parkway Life Real Estate Investment Trust	29,000	55,543
Premier Investment Corp.	28	113,950
Property for Industry Ltd.	45,300	52,290
Pure Industrial Real Estate Trust	24,019	101,270
Redefine International plc/Isle of Man	224,322	195,042
Regal Real Estate Investment Trust	56,000	15,391
RioCan Real Estate Investment Trust	7,636	189,944
Segro PLC	34,008	205,491
Sekisui House SI Residential Investment Corp.	40	41,075
Shaftesbury PLC	16,633	189,971
Shopping Centres Australasia Property Group	80,510	132,859
Starhill Global REIT	29,000	19,173
Stockland	79,316	299,385
Suntec Real Estate Investment Trust	63,000	90,371
Tokyu REIT, Inc.	40	54,495
Top REIT, Inc.	8	35,358
Unibail-Rodamco SE	2,923	784,737

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
United Urban Investment Corp.	84	$135,514
Vital Healthcare Property Trust	47,607	55,761
Warehouses De Pauw S.C.A.	601	45,410
Wereldhave N.V.	2,003	178,248
Workspace Group PLC	7,149	73,927

		15,476,210
Real Estate Management & Development - 2.9%
Aeon Mall Co. Ltd.	2,190	51,835
Africa Israel Investments Ltd.*	27,228	48,782
Airport City Ltd.*	5,200	51,907
Allreal Holding AG (Registered)*	1,239	169,642
Amot Investments Ltd.	8,298	27,506
Ardepro Co. Ltd.*	31,000	50,946
Argosy Property Ltd.	33,123	28,254
Ascendas India Trust	132,000	88,857
Atrium European Real Estate Ltd.*	1,234	6,885
Atrium Ljungberg AB, Class B	1,034	16,335
Aveo Group	21,223	42,619
Azrieli Group	639	20,808
Bayside Land Corp.	252	69,171
Brookfield Asset Management, Inc., Class A	18,153	811,061
Bukit Sembawang Estates Ltd.*	51,000	256,257
CA Immobilien Anlagen AG*	7,452	149,113
Capital & Counties Properties PLC	22,950	124,338
CapitaLand Ltd.	100,000	276,476
Castellum AB	1,191	20,005
Cheung Kong Holdings Ltd.	44,000	855,582
Chinese Estates Holdings Ltd.	7,000	20,006
City Developments Ltd.	18,000	152,615
Citycon Oyj	15,390	56,628
CLS Holdings PLC*	4,338	95,210
Conwert Immobilien Invest SE*	3,153	38,677

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Countrywide PLC	4,264	$37,398
Daejan Holdings PLC	701	56,441
Daibiru Corp.	400	4,477
Daikyo, Inc.	2,000	4,259
Daito Trust Construction Co. Ltd.	2,200	266,884
Daiwa House Industry Co. Ltd.	18,000	369,505
Deutsche Annington Immobilien SE	1,799	55,146
Deutsche Euroshop AG	2,638	124,667
Deutsche Wohnen AG	24,508	531,718
Emperor International Holdings Ltd.	148,000	38,002
Fabege AB	13,952	191,119
Far East Orchard Ltd.	26,876	41,030
Fastighets AB Balder, Class B*	7,006	89,021
First Capital Realty, Inc.	1,846	31,997
FirstService Corp.	2,404	134,151
Foxtons Group PLC	11,073	50,307
Fragrance Group Ltd.	287,000	55,199
GAGFAH S.A.*	8,353	146,633
Gazit-Globe Ltd.	475	6,359
Global Logistic Properties Ltd.	115,000	257,122
Goldcrest Co. Ltd.	1,000	20,246
Grainger PLC	107,144	389,097
Great Eagle Holdings Ltd.	8,281	30,132
GuocoLand Ltd.	20,000	33,978
Hang Lung Group Ltd.	16,000	86,090
Hang Lung Properties Ltd.	74,000	229,637
Heiwa Real Estate Co. Ltd.	4,900	78,478
Hemfosa Fastigheter AB*	4,925	78,625
Henderson Land Development Co. Ltd.	31,627	201,799
HKR International Ltd.	19,200	9,067
Ho Bee Land Ltd.	8,000	14,425
Hufvudstaden AB, Class A	6,032	82,759
Hulic Co. Ltd.	8,800	105,342
Hysan Development Co. Ltd.	28,000	135,122
IMMOFINANZ AG*	26,585	84,125

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Inmobiliaria Colonial S.A.*	105,686	$81,027
Jerusalem Economy Ltd.	3,682	32,908
Jerusalem Oil Exploration*	1,144	51,841
Jeudan A/S	379	40,609
K Wah International Holdings Ltd.	310,365	227,867
Kabuki-Za Co. Ltd.	1,000	48,573
Kenedix, Inc.*	28,300	126,316
Keppel Land Ltd.	9,000	26,253
Kerry Properties Ltd.	11,500	42,290
Killam Properties, Inc.	5,663	53,839
Klovern AB	28,466	141,795
Kowloon Development Co. Ltd.	162,000	197,116
Kungsleden AB	40,194	282,280
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	135,000	62,361
LEG Immobilien AG*	4,018	281,599
Lend Lease Group	14,153	178,686
Leopalace21 Corp.*	7,900	35,722
Melcor Developments Ltd.	2,483	56,747
Melisron Ltd.	1,917	51,020
Mitsubishi Estate Co. Ltd.	35,382	876,507
Mitsui Fudosan Co. Ltd.	29,000	971,367
Mobimo Holding AG (Registered)*	750	152,672
Morguard Corp.	1,670	218,596
New World Development Co. Ltd.	204,100	258,876
Nexity S.A.	4,572	173,274
Nomura Real Estate Holdings, Inc.	2,100	39,413
Norstar Holdings, Inc.	2,107	56,974
Norwegian Property ASA*	13,388	19,451
NTT Urban Development Corp.	3,200	35,412
Open House Co. Ltd.	3,600	73,971
Oxley Holdings Ltd.	92,000	49,028
Peet Ltd.*	5,644	7,058
Polytec Asset Holdings Ltd.	95,000	14,710

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Precinct Properties New Zealand Ltd.	22,735	$21,419
PSP Swiss Property AG (Registered)*	3,250	287,900
Raysum Co. Ltd.*	628	7,200
Relo Holdings, Inc.	2,427	166,150
Savills PLC	32,556	325,938
Sinarmas Land Ltd.	32,000	17,053
Sino Land Co. Ltd.	111,207	192,279
Songbird Estates PLC*	12,519	50,779
Sponda Oyj	5,255	27,070
St. Modwen Properties PLC	46,727	292,442
Sumitomo Real Estate Sales Co. Ltd.	1,100	32,197
Sumitomo Realty & Development Co. Ltd.	11,000	460,228
Sun Frontier Fudousan Co. Ltd.	1,000	11,523
Sun Hung Kai Properties Ltd.	51,435	782,471
Sunshine 100 China Holdings Ltd.(a)*	196,000	92,815
Swire Pacific Ltd.	52,500	125,999
Swire Pacific Ltd., Class A	25,000	322,417
Swire Properties Ltd.	50,800	166,492
Swiss Prime Site AG (Registered)*	4,474	355,243
TAG Immobilien AG	34,578	421,940
Technopolis OYJ	24,587	136,195
TOC Co. Ltd.	2,600	18,608
Tokyo Tatemono Co. Ltd.	14,000	121,165
UK Commercial Property Trust Ltd.	67,970	93,811
The UNITE Group PLC	50,054	343,602
UOL Group Ltd.	9,289	49,354
Wallenstam AB, Class B	9,152	151,607
Wharf Holdings Ltd.	50,000	401,288
Wheelock & Co. Ltd.	47,000	238,637
Wheelock Properties Singapore Ltd.	28,000	42,521
Wihlborgs Fastigheter AB	6,325	117,690
Wing Tai Holdings Ltd.	133,000	210,502

		18,650,565

	Shares	Value
Common Stocks - (continued)
Road & Rail - 1.4%
Asciano Ltd.	30,150	$169,584
Aurizon Holdings Ltd.	58,502	273,034
Canadian National Railway Co.	26,000	1,740,817
Canadian Pacific Railway Ltd.	5,200	990,324
Central Japan Railway Co.	4,600	659,795
ComfortDelGro Corp. Ltd.	36,000	74,721
DSV A/S	6,452	203,803
East Japan Railway Co.	10,600	857,813
Firstgroup PLC*	150,946	322,375
Fukuyama Transporting Co. Ltd.	5,000	28,201
Go-Ahead Group PLC	6,066	225,819
Hankyu Hanshin Holdings, Inc.	27,000	158,322
Hitachi Transport System Ltd.	4,700	71,664
Keikyu Corp.	10,000	88,880
Keio Corp.	20,000	161,229
Keisei Electric Railway Co. Ltd.	3,000	31,128
Kintetsu Corp.	56,000	205,300
MTR Corp. Ltd.	56,182	221,464
Nagoya Railroad Co. Ltd.	14,000	58,949
Nankai Electric Railway Co. Ltd.	28,000	133,418
National Express Group PLC	52,603	232,504
Nippon Express Co. Ltd.	16,000	78,106
Nippon Konpo Unyu Soko Co. Ltd.	2,200	38,145
Nishi-Nippon Railroad Co. Ltd.	1,000	4,045
Northgate PLC	8,493	70,690
Odakyu Electric Railway Co. Ltd.	25,000	246,998
Sankyu, Inc.	27,669	136,145
Seino Holdings Co. Ltd.	2,000	21,821
Senko Co. Ltd.	16,000	82,618
Sixt SE	3,952	138,831
Sixt SE (Preference)	5,953	165,674
SMRT Corp. Ltd.	17,000	21,525
Sotetsu Holdings, Inc.	1,000	3,997
Stagecoach Group PLC	834	5,008

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Road & Rail - (continued)
Tobu Railway Co. Ltd.	20,000	$105,606
Tokyu Corp.	42,000	305,499
TransForce, Inc.	2,300	58,247
Transport International Holdings Ltd.	87,600	161,861
West Japan Railway Co.	6,500	296,951

		8,850,911
Semiconductors & Semiconductor Equipment - 0.8%
Advantest Corp.	2,300	26,079
Aixtron SE*	7,380	100,176
ams AG	6,005	215,290
ARM Holdings PLC	42,706	610,692
ASM International N.V.	5,569	211,878
ASM Pacific Technology Ltd.	5,000	53,129
ASML Holding N.V.	10,419	986,438
CSR PLC	11,056	98,649
Dainippon Screen Manufacturing Co. Ltd.	64,000	298,109
Dialog Semiconductor PLC*	5,402	165,193
Disco Corp.	300	19,546
EZchip Semiconductor Ltd.*	1,400	33,838
Imagination Technologies Group PLC*	14,747	44,342
Infineon Technologies AG	33,352	369,272
Melexis N.V.	996	46,070
Micronics Japan Co. Ltd.	1,200	89,036
Nordic Semiconductor ASA*	4,579	24,720
Nuflare Technology, Inc.	1,000	52,414
REC Silicon ASA*	169,025	94,200
Rohm Co. Ltd.	2,200	126,435
Sanken Electric Co. Ltd.	20,475	168,443
Shindengen Electric Manufacturing Co. Ltd.	11,000	63,860
Shinko Electric Industries Co. Ltd.	12,400	111,658
SMA Solar Technology AG*	1,565	42,403
STMicroelectronics N.V.	17,403	144,950
Sumco Corp.	600	5,589
Tokyo Electron Ltd.	5,000	327,709

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Tokyo Seimitsu Co. Ltd.	13,600	$243,341
Ulvac, Inc.*	11,100	223,328
Xinyi Solar Holdings Ltd.	222,000	64,165

		5,060,952
Software - 1.0%
Allot Communications Ltd.*	3,000	38,790
AVEVA Group PLC	4,550	153,943
Capcom Co. Ltd.	400	7,355
COLOPL, Inc.*	1,000	38,508
Computer Modelling Group Ltd.	1,600	19,621
Constellation Software, Inc.	380	90,406
Dassault Systemes	3,948	264,861
The Descartes Systems Group, Inc.*	4,000	53,975
DTS Corp.	9,000	178,976
Dwango Co. Ltd.	1,200	28,648
Fidessa Group PLC	4,707	165,691
Fuji Soft, Inc.	6,100	136,551
Gemalto N.V.	2,606	254,399
GungHo Online Entertainment, Inc.	6,700	38,180
IGG, Inc.	68,000	38,431
Justsystems Corp.*	3,600	29,301
Koei Tecmo Holdings Co. Ltd.	1,200	17,714
Konami Corp.	1,500	35,226
Micro Focus International PLC	14,761	211,828
Monitise PLC*	146,500	113,774
Nexon Co. Ltd.	2,100	20,421
NICE Systems Ltd.	2,795	111,242
Nintendo Co. Ltd.	3,500	392,255
NSD Co. Ltd.	5,800	80,315
OBIC Business Consultants Ltd.	1,000	31,021
Open Text Corp.	4,802	267,481
Oracle Corp. Japan	200	8,538
Playtech PLC	4,162	43,179
The Sage Group PLC	38,500	239,913
SAP SE	28,162	2,217,889
Silverlake Axis Ltd.	47,000	42,938

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
SimCorp A/S	5,254	$170,205
Software AG	5,362	134,663
Square Enix Holdings Co. Ltd.	1,800	37,143
Temenos Group AG (Registered)*	7,764	278,353
Trend Micro, Inc.	2,500	89,950
UBISOFT Entertainment*	26,272	440,278
Xero Ltd.*	1,674	36,103
Yunbo Digital Synergy Group Ltd.*	46,000	47,958

		6,606,023
Specialty Retail - 1.4%
ABC-Mart, Inc.	400	21,782
Adastria Holdings Co. Ltd.	1,110	25,312
Alpen Co. Ltd.	2,600	43,614
AOKI Holdings, Inc.	200	2,639
Aoyama Trading Co. Ltd.	500	12,846
AP Eagers Ltd.	29,777	160,842
Autobacs Seven Co. Ltd.	1,400	23,062
AutoCanada, Inc.	1,200	79,893
Automotive Holdings Group Ltd.	45,623	165,845
Bic Camera, Inc.	10,200	88,972
BMTC Group, Inc., Class A	244	3,087
Carphone Warehouse Group PLC	29,505	166,725
Chiyoda Co. Ltd.	8,200	182,523
Chow Sang Sang Holdings International Ltd.	87,000	226,199
Chow Tai Fook Jewellery Group Ltd.	16,000	23,329
Clas Ohlson AB, Class B	5,888	111,903
Darty PLC	21,068	28,277
DCM Holdings Co. Ltd.	16,100	108,497
Delek Automotive Systems Ltd.	1,942	20,349
Dixons Retail PLC*	401,201	350,189
Dufry AG (Registered)*	2,384	409,263
Dunelm Group PLC	6,623	92,975
EDION Corp.	21,300	142,090
Esprit Holdings Ltd.	30,800	48,485
Fast Retailing Co. Ltd.	1,400	468,391
Fielmann AG	958	121,028

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
Folli Follie S.A.*	230	$9,632
Geo Holdings Corp.	4,100	34,966
Giordano International Ltd.	88,000	51,664
Gulliver International Co. Ltd.	10,200	94,923
Halfords Group PLC	20,854	168,997
Hennes & Mauritz AB, Class B	29,850	1,222,796
Hikari Tsushin, Inc.	400	29,640
Howden Joinery Group PLC	18,688	106,989
Inditex S.A.	32,760	957,968
JB Hi-Fi Ltd.	6,205	114,914
Jin Co. Ltd.	900	27,087
Joshin Denki Co. Ltd.	6,000	57,004
Joyful Honda Co. Ltd.	2,400	92,537
JUMBO S.A.	7,111	106,563
Kathmandu Holdings Ltd.	10,675	30,171
Kingfisher PLC	69,001	350,182
Komeri Co. Ltd.	1,300	30,732
K’s Holdings Corp.	700	20,122
Leon’s Furniture Ltd.	900	11,996
L’Occitane International S.A.	8,750	22,581
Luk Fook Holdings International Ltd.	70,672	220,222
Mekonomen AB	1,344	30,944
Michael Hill International Ltd.	24,521	27,680
Nafco Co. Ltd.	2,100	36,329
Nishimatsuya Chain Co. Ltd.	7,900	63,378
Nitori Holdings Co. Ltd.	3,200	181,106
OSIM International Ltd.	10,000	23,000
Pal Co. Ltd.	3,900	111,006
Premier Investments Ltd.	16,887	152,445
RONA, Inc.	26,371	292,863
SA SA International Holdings Ltd.	26,000	20,766
Sanrio Co. Ltd.	1,200	34,926
Shimachu Co. Ltd.	1,400	32,674
Shimamura Co. Ltd.	500	49,886
Sports Direct International PLC*	3,304	37,262
Super Retail Group Ltd.	43,589	382,553

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
SuperGroup PLC*	1,528	$26,287
T-Gaia Corp.	3,400	31,773
Tsutsumi Jewelry Co. Ltd.	500	12,846
United Arrows Ltd.	200	7,896
USS Co. Ltd.	3,500	61,808
VT Holdings Co. Ltd.*	21,600	116,785
WH Smith PLC	13,101	250,381
Workman Co. Ltd.	1,800	89,269
World Duty Free SpA*	3,288	37,526
Xebio Co. Ltd.	3,600	65,184
Yamada Denki Co. Ltd.	23,500	84,324
Yellow Hat Ltd.	4,400	97,169

		9,247,869
Technology Hardware, Storage & Peripherals - 0.8%
Blackberry Ltd.*	12,242	114,588
Brother Industries Ltd.	10,300	187,901
Canon, Inc.	35,100	1,157,769
Eizo Corp.	6,400	164,924
Goldpac Group Ltd.	40,000	38,451
Japan Digital Laboratory Co. Ltd.	7,116	128,501
Konica Minolta, Inc.	9,200	99,752
Logitech International S.A. (Registered)	12,478	183,883
NEC Corp.	68,000	266,485
Neopost S.A.	8,379	588,583
Nokia Oyj	109,675	870,199
Ricoh Co. Ltd.	18,900	220,456
Riso Kagaku Corp.	5,000	147,566
Seiko Epson Corp.	5,400	235,776
Toshiba TEC Corp.	5,000	33,209
Wacom Co. Ltd.	23,200	108,064
Wincor Nixdorf AG	9,178	467,322

		5,013,429
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	5,973	474,797
Asics Corp.	3,500	74,877
Brunello Cucinelli SpA	820	18,476
Burberry Group PLC	13,003	310,415
Christian Dior S.A.	1,707	297,258
Cie Financiere Richemont S.A. (Registered)	15,601	1,486,667

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
Delta-Galil Industries Ltd.	1,795	$53,634
Descente Ltd.	13,000	114,027
Geox SpA*	2,499	9,289
Gerry Weber International AG	1,179	53,856
Gildan Activewear, Inc.	4,464	261,980
Gunze Ltd.	2,000	5,485
Hermes International	452	156,063
Hugo Boss AG	1,285	184,742
The Japan Wool Textile Co. Ltd.	22,000	172,859
Kering	2,150	460,128
Kurabo Industries Ltd.	77,000	137,774
Li & Fung Ltd.	206,000	276,437
Luxottica Group SpA	4,752	262,847
LVMH Moet Hennessy Louis Vuitton S.A.	7,803	1,342,637
Mulberry Group PLC	152	1,939
Onward Holdings Co. Ltd.	1,000	7,186
Pacific Textiles Holdings Ltd.	61,000	76,741
Pandora A/S	1,820	124,909
Puma SE	125	31,945
Safilo Group SpA*	2,113	44,104
Salvatore Ferragamo SpA	939	25,869
Samsonite International S.A.	27,300	85,070
Seiko Holdings Corp.	26,000	103,156
Seiren Co. Ltd.	14,700	132,941
Stella International Holdings Ltd.	50,500	140,748
The Swatch Group AG	901	482,456
The Swatch Group AG (Registered)	988	99,148
Ted Baker PLC	3,254	93,833
Texwinca Holdings Ltd.	138,000	129,986
Tod’s SpA	231	25,360
TSI Holdings Co. Ltd.	4,800	35,568
Wacoal Holdings Corp.	3,000	31,944
Yondoshi Holdings, Inc.	4,600	101,183
Yue Yuen Industrial Holdings Ltd.	12,500	42,016

		7,970,350

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Thrifts & Mortgage Finance - 0.2%
Aareal Bank AG	5,606	$238,901
Equitable Group, Inc.	2,737	167,089
First National Financial Corp.	2,172	46,926
Genworth MI Canada, Inc.	1,000	36,320
Home Capital Group, Inc.	1,940	92,487
The Paragon Group of Cos. PLC	81,609	474,929

		1,056,652
Tobacco - 0.9%
British American Tobacco PLC	56,152	3,301,934
Imperial Tobacco Group PLC	29,201	1,267,504
Japan Tobacco, Inc.	34,600	1,228,757
Swedish Match AB	5,500	180,069

		5,978,264
Trading Companies & Distributors - 1.4%
AddTech AB, Class B*	4,329	68,954
Ashtead Group PLC	12,502	188,592
BayWa AG	2,259	112,423
Brenntag AG	1,502	241,664
Bunzl PLC	9,450	253,835
Cramo Oyj	6,345	129,297
Diploma PLC	10,752	116,177
Finning International, Inc.	5,501	158,362
Grafton Group PLC	22,427	218,283
Hanwa Co. Ltd.	50,000	209,559
Inaba Denki Sangyo Co. Ltd.	4,770	160,028
Inabata & Co. Ltd.	4,600	43,927
Indutrade AB	760	33,895
ITOCHU Corp.	50,900	657,070
Iwatani Corp.	20,992	164,123
Japan Pulp & Paper Co. Ltd.	9,000	29,144
Kanamoto Co. Ltd.	3,223	136,022
Kanematsu Corp.	134,000	242,369
Kloeckner & Co. SE*	10,859	142,010
Kuroda Electric Co. Ltd.	4,500	75,004
Marubeni Corp.	53,000	376,904
MISUMI Group, Inc.	700	22,565
Mitani Corp.	2,800	78,145
Mitsubishi Corp.	46,000	977,838

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Mitsui & Co. Ltd.	55,300	$895,899
MonotaRO Co. Ltd.	400	10,841
Nagase & Co. Ltd.	4,900	60,896
Nichiden Corp.	300	7,241
Nippon Steel & Sumikin Bussan Corp.	26,000	103,661
Nishio Rent All Co. Ltd.	3,300	141,839
Noble Group Ltd.	205,000	233,281
Ramirent Oyj	16,618	158,535
Reece Australia Ltd.	839	24,259
Rexel S.A.	7,751	150,222
Richelieu Hardware Ltd.	424	19,976
Russel Metals, Inc.	4,953	160,285
Seven Group Holdings Ltd.	1,044	7,493
SIG PLC	34,667	97,976
Sojitz Corp.	69,900	120,312
Sumitomo Corp.	39,100	521,092
Summit Ascent Holdings Ltd.*	56,000	38,296
Toromont Industries Ltd.	6,282	150,320
Toyota Tsusho Corp.	5,600	157,868
Travis Perkins PLC	9,563	270,432
Trusco Nakayama Corp.	6,300	159,836
Wajax Corp.	3,829	121,308
Wakita & Co. Ltd.	2,000	23,844
Wolseley PLC	8,017	419,047
Yamazen Corp.	6,900	55,154
Yuasa Trading Co. Ltd.	35,000	74,877

		9,020,980
Transportation Infrastructure - 0.5%
Abertis Infraestructuras S.A.	12,855	282,338
Aeroports de Paris	1,503	205,827
Ansaldo STS SpA	18,114	177,169
Atlantia SpA	10,353	274,553
Auckland International Airport Ltd.	8,195	26,570
Autostrada Torino-Milano SpA	8,705	133,361
BBA Aviation PLC	49,762	267,918
Flughafen Wien AG	1,219	114,400
Flughafen Zuerich AG (Registered)	253	157,760

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Fraport AG Frankfurt Airport Services Worldwide	267	$17,621
Groupe Eurotunnel S.A. (Registered)	24,074	318,503
Hamburger Hafen und Logistik AG	2,488	64,282
Hong Kong Aircraft Engineering Co. Ltd.	2,800	32,335
Hutchison Port Holdings Trust, Class U	218,000	162,410
Japan Airport Terminal Co. Ltd.	500	17,212
Kamigumi Co. Ltd.	10,000	96,173
Kobenhavns Lufthavne	50	25,943
Macquarie Atlas Roads Group	35,823	112,237
Mitsubishi Logistics Corp.	3,000	46,064
Piraeus Port Authority	1,944	44,218
Port of Tauranga Ltd.*	3,261	42,928
Qube Holdings Ltd.	17,123	36,137
SATS Ltd.	19,000	45,831
SIA Engineering Co. Ltd.	5,000	18,632
Societa Iniziative Autostradali e Servizi SpA	1,647	19,624
The Sumitomo Warehouse Co. Ltd.	29,000	165,537
Sydney Airport	35,522	142,007
Transurban Group	52,569	380,235
Westshore Terminals Investment Corp.	134	4,087

		3,431,912
Water Utilities - 0.1%
The Athens Water Supply & Sewage Co. S.A.	4,959	63,697
Hyflux Ltd.	15,000	14,245
Pennon Group PLC	11,379	156,571
Severn Trent PLC	6,803	222,245
United Utilities Group PLC	19,301	290,014

		746,772
Wireless Telecommunication Services - 1.3%
Cellcom Israel Ltd.	6,261	77,443
Drillisch AG	2,877	108,361
Freenet AG	25,164	666,655
Japan Communications, Inc.*	9,700	111,871

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
KDDI Corp.	15,900	$927,236
M1 Ltd.	7,000	21,036
Millicom International Cellular S.A. (SDR)	1,702	144,915
Mobistar S.A.*	6,813	135,597
NTT DOCOMO, Inc.	45,900	814,135
Okinawa Cellular Telephone Co.	2,600	76,987
Partner Communications Co. Ltd.*	4,710	35,802
Rogers Communications, Inc., Class B	11,620	454,489
SmarTone Telecommunications Holdings Ltd.	105,000	152,554
SoftBank Corp.	29,041	2,138,362
StarHub Ltd.	9,000	30,725
Tele2 AB, Class B	13,225	161,340
Vodafone Group PLC	790,558	2,644,039

		8,701,547

Total Common Stocks (Cost $598,260,020)		643,220,773

	No. of Rights
Rights - 0.0%†
Atlantia SpA, expiring 12/04/14 at 1.00 EUR*^	756	74

Total Rights (Cost $—)		74

Total Investment Securities (Cost $598,260,020) — 99.2%		643,220,847

Other assets less liabilities — 0.8%		5,428,152

Net Assets — 100.0%		$648,648,999

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

*	Non-income producing security.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $269,175 or 0.04% of net assets.
†	Amount represents less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist.

Percentages shown are based on Net Assets.

Abbreviation:

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

CDI — CHESS Depositary Interest

CHF — Swiss Franc

CVA — Dutch Certificate

EUR — Euro

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

REIT — Real Estate Investment Trust

SGD — Singapore Dollar

SEK — Swedish Krona

SDR — Swedish Depositary Receipt

USD — US Dollar

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$57,763,104
Aggregate gross unrealized depreciation	(13,669,474)

Net unrealized appreciation	$44,093,630

Federal income tax cost of investments	$599,127,217

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
EURO STOXX 50® Index Futures Contracts	35	09/19/14	$1,460,628	$(58,698)
FTSE 100® Index Futures Contracts	9	09/19/14	1,015,386	(3,662)
Hang Seng Index Futures Contracts	4	08/28/14	639,118	18,075
Nikkei 225 Index Futures Contracts	9	09/11/14	684,397	26,277
S&P Toronto Stock Exchange 60® Index Futures Contracts	7	09/18/14	1,135,535	44,579
SPI 200® Index Futures Contracts	5	09/18/14	647,304	24,516

				$51,087

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2014:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	284,000	Citibank N.A.	USD	265,014	09/17/14	$(1,814)
GBP	87,000	Citibank N.A.	USD	147,398	09/17/14	(571)
CAD	177,152	Morgan Stanley	USD	165,000	09/17/14	(2,448)
CAD	179,000	UBS AG	USD	164,447	09/17/14	(200)
EUR	293,000	Citibank N.A.	USD	396,943	09/17/14	(4,851)
EUR	220,635	Citibank N.A.	USD	300,000	09/17/14	(4,747)
HKD	1,085,000	Citibank N.A.	USD	139,995	09/17/14	14
HKD	1,743,896	Morgan Stanley	USD	225,000	09/17/14	32
JPY	74,720,000	Citibank N.A.	USD	732,750	09/17/14	(5,945)
JPY	30,630,000	Morgan Stanley	USD	300,000	09/17/14	(2,061)
NOK	1,232,010	Morgan Stanley	USD	200,000	09/17/14	(4,701)
SGD	118,769	Morgan Stanley	USD	95,000	09/17/14	179
SEK	946,414	Morgan Stanley	USD	140,000	09/17/14	(2,983)
CHF	212,000	Goldman Sachs	USD	235,975	09/17/14	(2,753)
CHF	268,803	Morgan Stanley	USD	300,000	09/17/14	(4,289)
USD	330,000	Morgan Stanley	AUD	353,944	09/17/14	1,979
USD	215,000	Citibank N.A.	GBP	125,664	09/17/14	2,920
USD	500,000	Morgan Stanley	GBP	294,016	09/17/14	3,799
USD	300,000	Morgan Stanley	CAD	323,865	09/17/14	2,827
USD	290,000	Morgan Stanley	HKD	2,248,066	09/17/14	(91)
USD	1,600,000	Goldman Sachs	JPY	163,256,640	09/17/14	11,996
USD	75,000	Morgan Stanley	NOK	463,046	09/17/14	1,597
USD	300,000	Morgan Stanley	CHF	268,200	09/17/14	4,953

						$(7,158)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2014 (Unaudited)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Australia	6.9%
Austria	0.3
Belgium	1.2
Canada	9.8
Denmark	1.5
Finland	0.9
France	7.7
Germany	7.4
Greece	0.2
Hong Kong	2.9
Ireland	0.3
Israel	0.5
Italy	2.2
Japan	20.2
Netherlands	2.5
New Zealand	0.2
Norway	1.1
Portugal	0.2
Singapore	1.7
Spain	2.8
Sweden	2.7
Switzerland	7.0
United Kingdom	19.0
Other[1]	0.8

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.3%
Aerospace & Defense - 0.2%
Aselsan Elektronik Sanayi Ve Ticaret A/S	1,645	$7,193
AviChina Industry & Technology Co. Ltd., Class H	92,000	53,538
Embraer S.A.	24,700	235,783
Korea Aerospace Industries Ltd.	930	31,985
S&T Dynamics Co. Ltd.	8,000	85,226

		413,725
Air Freight & Logistics - 0.3%
Hyundai Glovis Co. Ltd.	618	158,731
Integer.pl S.A.*	265	17,057
Kerry TJ Logistics Co. Ltd.	6,000	7,983
POS Malaysia Bhd	47,300	77,699
Sinotrans Ltd., Class H	611,000	381,577

		643,047
Airlines - 0.5%
Aeroflot - Russian Airlines OJSC	122,155	173,032
Air China Ltd., Class H	94,000	57,612
AirAsia Bhd	41,900	31,989
AirAsia X Bhd*	69,000	17,164
Asiana Airlines, Inc.*	4,720	21,514
China Airlines Ltd.*	33,000	11,224
China Eastern Airlines Corp. Ltd., Class H*	52,000	16,573
China Southern Airlines Co. Ltd., Class H	486,000	165,552
Eva Airways Corp.*	45,000	22,283
Garuda Indonesia Persero Tbk PT*	1,299,216	49,040
Gol Linhas Aereas Inteligentes S.A. (Preference)*	14,200	85,793
Grupo Aeromexico SAB de CV*	53,000	88,113
Hanjin Kal Corp.*	1,615	41,166
Korean Air Lines Co. Ltd.*	1,169	40,944
Latam Airlines Group S.A.*	12,573	147,454
Malaysian Airline System Bhd*	640,000	44,055

	Shares	Value
Common Stocks - (continued)
Airlines - (continued)
Pegasus Hava Tasimaciligi A/S*	763	$8,945
Thai Airways International PCL (NVDR)*	208,500	101,945
Turk Hava Yollari*	27,284	82,037

		1,206,435
Auto Components - 1.5%
Actron Technology Corp.	3,000	12,004
Apollo Tyres Ltd.	66,771	192,847
Astra Otoparts Tbk PT	86,500	29,138
ATLASBX Co. Ltd.	2,153	86,510
Autometal S.A.	2,700	22,688
Balkrishna Industries Ltd.	4,718	61,650
Bharat Forge Ltd.	6,574	78,614
Bosch Ltd.	581	128,687
Brisa Bridgestone Sabanci Sanayi Ve Ticaret A/S	11,190	37,350
Cheng Shin Rubber Industry Co. Ltd.	67,400	169,683
Dae Won Kang Up Co. Ltd.	9,400	64,017
Depo Auto Parts Ind Co. Ltd.	9,000	35,562
Exide Industries Ltd.	15,469	42,032
Federal Corp.	14,040	9,457
Gajah Tunggal Tbk PT	639,600	100,270
Global & Yuasa Battery Co. Ltd.	2,242	105,791
Halla Visteon Climate Control Corp.	1,260	62,519
Hanil E-Wha Co. Ltd.^	8,080	166,262
Hankook Tire Co. Ltd.	2,939	162,698
Hota Industrial Manufacturing Co. Ltd.	18,000	30,551
Hu Lane Associate, Inc.	8,000	31,744
Hwa Shin Co. Ltd.	5,484	61,891
Hyundai Mobis	3,081	926,233
Hyundai Wia Corp.	671	123,056
Kenda Rubber Industrial Co. Ltd.	14,360	33,135
Kumho Tire Co., Inc.*	1,940	21,517

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Auto Components - (continued)
Macauto Industrial Co. Ltd.	5,000	$22,258
Mahle-Metal Leve S.A. Industria e Comercio	2,700	26,274
Mando Corp.	522	64,498
Minth Group Ltd.	20,000	38,503
Motherson Sumi Systems Ltd.	7,375	44,471
MRF Ltd.	430	165,806
Nan Kang Rubber Tire Co. Ltd.	4,000	4,682
Nexen Tire Corp.	650	10,561
Pyeong Hwa Automotive Co. Ltd.	3,623	83,010
S&T Motiv Co. Ltd.	2,211	75,933
SL Corp.	3,900	79,301
Sri Trang Agro-Industry PCL (NVDR)	236,400	103,807
Sungwoo Hitech Co. Ltd.	12,411	174,480
Tong Yang Industry Co. Ltd.	33,400	41,430
Tung Thih Electronic Co. Ltd.*	6,000	21,608
Tupy S.A.	8,000	64,257
Xinchen China Power Holdings Ltd.*	58,000	35,024
Xingda International Holdings Ltd.	313,000	125,603

		3,977,412
Automobiles - 2.3%
Astra International Tbk PT	880,200	587,307
Bajaj Auto Ltd.	4,372	149,958
Brilliance China Automotive Holdings Ltd.	120,000	225,134
Byd Co. Ltd., Class H	26,500	176,950
China Motor Corp.	4,000	3,875
Chongqing Changan Automobile Co. Ltd., Class B	33,400	72,316
Dongfeng Motor Group Co. Ltd., Class H	110,000	197,005
DRB-Hicom Bhd	22,700	15,910
Ford Otomotiv Sanayi A/S*	2,839	38,976

	Shares	Value
Common Stocks - (continued)
Automobiles - (continued)
Geely Automobile Holdings Ltd.	200,000	$81,032
Great Wall Motor Co. Ltd., Class H	47,000	194,670
Guangzhou Automobile Group Co. Ltd., Class H	98,000	110,644
Hero MotoCorp Ltd.	3,107	133,328
Hyundai Motor Co.	6,984	1,650,068
Hyundai Motor Co. (Preference)	2,748	456,081
Jiangling Motors Corp. Ltd., Class B	4,900	19,714
Kia Motors Corp.	11,750	696,186
Mahindra & Mahindra Ltd.	4,579	90,914
Mahindra & Mahindra Ltd. (GDR)	9,087	180,104
Maruti Suzuki India Ltd.	2,636	109,933
Oriental Holdings Bhd	3,900	9,543
Sanyang Industry Co. Ltd.	26,000	25,229
Ssangyong Motor Co.*	2,570	19,753
TAN Chong Motor Holdings Bhd	16,500	27,362
Tata Motors Ltd.	10,647	78,591
Tata Motors Ltd. (ADR)	4,742	186,455
Tata Motors Ltd., Class A	22,899	111,236
Tofas Turk Otomobil Fabrikasi A/S	5,005	31,031
TVS Motor Co. Ltd.	13,454	32,744
UMW Holdings Bhd	17,100	62,600
Yulon Motor Co. Ltd.	27,000	44,341
Yulon Nissan Motor Co. Ltd.	2,000	25,109

		5,844,099
Banks - 14.6%
Affin Holdings Bhd	15,210	16,752
Agricultural Bank of China Ltd., Class H	956,000	467,512
Akbank TAS	43,617	173,439
Akbank TAS (ADR)	18,738	147,093
Albaraka Turk Katilim Bankasi A/S	119,242	96,721
Alior Bank S.A.*	1,395	34,509
Allahabad Bank	38,478	77,213

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Alliance Financial Group Bhd	39,300	$60,130
AMMB Holdings Bhd	80,300	174,369
Andhra Bank	29,311	39,858
Asya Katilim Bankasi A/S*	166,898	94,141
Attijariwafa Bank	840	31,135
Banco Bradesco S.A.	28,600	447,447
Banco Bradesco S.A. (Preference)	94,250	1,447,504
Banco de Bogota S.A.	1,029	38,374
Banco de Chile	1,015,281	125,811
Banco de Credito e Inversiones	1,094	59,959
Banco do Brasil S.A.	38,400	469,599
Banco do Estado do Rio Grande do Sul S.A. (Preference), Class B	61,900	316,890
Banco Santander Brasil S.A.	38,800	261,646
Banco Santander Chile	3,004,667	190,223
Bancolombia S.A.	10,488	158,126
Bancolombia S.A. (Preference)	16,265	251,290
Bangkok Bank PCL (NVDR)	22,500	136,640
Bank BPH S.A.*	89	1,178
Bank Bukopin Tbk PT	1,316,000	81,842
Bank Central Asia Tbk PT	544,500	545,558
Bank Danamon Indonesia Tbk PT	128,400	42,754
Bank Handlowy w Warszawie S.A.	1,046	36,510
Bank Mandiri Persero Tbk PT	426,500	377,597
Bank Millennium S.A.	14,808	35,564
Bank Negara Indonesia Persero Tbk PT	359,600	158,407
Bank of Baroda	2,734	39,384
Bank of China Ltd., Class H	3,357,000	1,611,350
Bank of Chongqing Co. Ltd., Class H	383,000	265,380
Bank of Communications Co. Ltd., Class H	392,000	301,459

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Bank of India	4,806	$21,798
Bank of the Philippine Islands	29,038	63,446
Bank Pan Indonesia Tbk PT*	119,500	9,135
Bank Pekao S.A.	5,989	318,360
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	564,000	40,434
Bank Rakyat Indonesia Persero Tbk PT	495,000	478,860
Bank Tabungan Negara Persero Tbk PT	1,260,300	117,566
Bank Tabungan Pensiunan Nasional Tbk PT*	78,000	27,959
Bank Zachodni WBK S.A.	1,280	145,490
Banque Centrale Populaire	3,260	75,405
Banregio Grupo Financiero SAB de CV	19,400	109,908
Barclays Africa Group Ltd.	15,298	239,109
BBVA Banco Continental S.A.	12,578	26,331
BDO Unibank, Inc.	56,920	118,671
BIMB Holdings Bhd	43,380	58,908
BMCE Bank	376	9,351
BOC Hong Kong Holdings Ltd.	155,000	488,997
BS Financial Group, Inc.	9,356	150,646
Canara Bank	3,605	23,808
Capitec Bank Holdings Ltd.	1,287	29,250
Central Bank of India*	53,458	61,962
Chang Hwa Commercial Bank	195,670	128,535
China Banking Corp.*	20,871	26,641
China Citic Bank Corp. Ltd., Class H	358,000	238,819
China Construction Bank Corp., Class H	3,224,000	2,487,664
China Development Financial Holding Corp.	526,000	175,044
China Everbright Bank Co. Ltd., Class H	269,000	124,954

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
China Merchants Bank Co. Ltd., Class H	196,399	$400,905
China Minsheng Banking Corp. Ltd., Class H	258,600	269,276
Chongqing Rural Commercial Bank, Class H	827,000	411,897
CIMB Group Holdings Bhd	209,712	459,319
Commercial International Bank Egypt SAE	42,789	252,064
Corp. Bank	6,816	39,991
Corpbanca S.A.	6,273,150	73,855
Cosmos Bank Taiwan*	42,000	21,428
Credicorp Ltd.	3,000	443,760
Credit Agricole Egypt SAE	26,640	62,222
CTBC Financial Holding Co. Ltd.	554,449	390,099
DGB Financial Group, Inc.	5,180	84,666
E.Sun Financial Holding Co. Ltd.	209,742	140,227
East West Banking Corp.*	68,800	47,470
Entie Commercial Bank	8,000	3,881
Far Eastern International Bank	22,035	8,339
Federal Bank Ltd.	230,866	457,555
First Financial Holding Co. Ltd.	293,735	200,299
Getin Holding S.A.*	114,801	101,831
Getin Noble Bank S.A.*	66,046	58,373
Grupo Aval Acciones y Valores	155,924	114,634
Grupo Aval Acciones y Valores (Preference)	35,132	26,016
Grupo Financiero Banorte SAB de CV, Class O	107,100	711,086
Grupo Financiero Inbursa SAB de CV, Class O	99,900	303,935
Grupo Financiero Santander Mexico SAB de CV, Class B	76,000	201,530

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Grupo Security S.A.	150,113	$49,439
Hana Financial Group, Inc.	11,920	485,915
Harbin Bank Co. Ltd., Class H(a)	905,000	344,482
Hong Leong Bank Bhd	19,000	83,942
Hong Leong Financial Group Bhd	12,700	69,381
Hua Nan Financial Holdings Co. Ltd.	236,850	152,822
ICICI Bank Ltd.	7,615	185,114
ICICI Bank Ltd. (ADR)	878	43,918
IDBI Bank Ltd.	16,095	23,708
Indian Bank	30,437	74,732
IndusInd Bank Ltd.	12,150	112,321
Industrial & Commercial Bank of China Ltd., Class H	3,217,000	2,212,452
Industrial Bank of Korea	9,480	142,036
ING Bank Slaski S.A.	989	41,488
Intercorp Financial Services, Inc.	845	27,420
Itau Unibanco Holding S.A.	12,700	187,594
Itau Unibanco Holding S.A. (Preference)	123,805	1,917,806
Itausa - Investimentos Itau S.A.	16,268	68,564
Itausa - Investimentos Itau S.A. (Preference)	143,423	600,682
The Jammu & Kashmir Bank Ltd.	7,496	197,957
JB Financial Group Co. Ltd.*	19,506	138,725
Karur Vysya Bank Ltd.	14,759	117,967
Kasikornbank PCL (NVDR)	29,000	188,757
KB Financial Group, Inc.	17,130	669,967
Kiatnakin Bank PCL (NVDR)	12,000	15,042
King’s Town Bank	26,000	26,399
Komercni banka A/S	674	146,624
Kotak Mahindra Bank Ltd.	13,677	215,519
Krung Thai Bank PCL (NVDR)	180,100	120,590

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
LH Financial Group PCL (NVDR)	616,280	$31,092
Malayan Banking Bhd	189,819	586,800
mBank S.A.	621	93,066
Mega Financial Holding Co. Ltd.	405,002	357,202
Metropolitan Bank & Trust Co.	2,160	4,272
Nedbank Group Ltd.	9,896	216,084
Oriental Bank of Commerce	16,563	76,148
Otkritie Bank OAO*	9,016	219,320
OTP Bank PLC	10,857	188,337
Philippine National Bank*	10,223	21,161
Powszechna Kasa Oszczednosci Bank Polski S.A.	36,956	421,299
Public Bank Bhd	57,900	358,342
RHB Capital Bhd	18,510	52,472
Rizal Commercial Banking Corp.	45,360	58,421
Sberbank of Russia	473,221	975,969
Sberbank of Russia (Preference)*	41,968	67,209
Sekerbank TAS*	131,879	116,193
Shinhan Financial Group Co. Ltd.	18,860	939,468
The Siam Commercial Bank PCL (NVDR)	76,000	421,302
SinoPac Financial Holdings Co. Ltd.	295,025	139,202
Sociedad Matriz Banco de Chile, Class B	224,520	68,469
Standard Bank Group Ltd.	54,350	734,066
State Bank of India	4,885	196,881
State Bank of India (GDR)	957	76,895
Syndicate Bank	41,234	97,869
Ta Chong Bank Ltd.*	70,162	22,623
Taichung Commercial Bank	31,102	11,304
Taishin Financial Holding Co. Ltd.	316,506	169,918
Taiwan Business Bank*	44,680	14,303

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Taiwan Cooperative Financial Holding Co. Ltd.	208,860	$124,663
Thanachart Capital PCL (NVDR)	28,100	31,067
Tisco Financial Group PCL (NVDR)	123,920	160,158
TMB Bank PCL (NVDR)	1,078,400	95,380
Turkiye Garanti Bankasi A/S	46,844	193,259
Turkiye Garanti Bankasi A/S (ADR)	52,477	217,255
Turkiye Halk Bankasi A/S	27,189	205,329
Turkiye Is Bankasi, Class C	63,973	178,933
Turkiye Sinai Kalkinma Bankasi A/S	12,762	11,363
Turkiye Vakiflar Bankasi Tao, Class D	33,049	77,802
UCO Bank	60,787	99,834
Union Bank of India	5,963	18,843
Union Bank of Taiwan*	27,695	9,789
Union Bank of the Philippines	68,820	187,087
VTB Bank OJSC*	155,441,986	173,358
VTB Bank OJSC (Registered) (GDR)	32,047	70,407
Woori Finance Holdings Co. Ltd.*	16,023	241,218
Yapi Ve Kredi Bankasi A/S	31,868	72,794
Yes Bank Ltd.	7,055	63,075

		37,523,737
Beverages - 1.5%
AMBEV S.A.	205,200	1,419,982
Anadolu Efes Biracilik Ve Malt Sanayii A/S*	10,533	127,664
Arca Continental SAB de CV	14,500	102,200
Carlsberg Brewery Malaysia Bhd, Class B	4,600	17,214
Cia Cervecerias Unidas S.A.	6,584	73,780
Coca-Cola Femsa SAB de CV	20,600	219,855
Coca-Cola Icecek A/S	3,110	77,926

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Beverages - (continued)
Distell Group Ltd.	563	$7,136
Embotelladora Andina S.A. (Preference), Class A	15,420	46,218
Embotelladora Andina S.A. (Preference), Class B	14,481	51,353
Emperador, Inc.*	80,700	21,381
Fomento Economico Mexicano SAB de CV	85,000	798,742
Fraser & Neave Holdings Bhd	6,300	35,048
Guinness Anchor Bhd	3,500	14,806
Hey Song Corp.	19,500	21,262
Hite Jinro Co. Ltd.	590	13,116
Lotte Chilsung Beverage Co. Ltd.	47	84,731
LT Group, Inc.	162,500	59,798
Muhak Co. Ltd.*	1,436	48,968
Organizacion Cultiba SAB de CV*	22,700	40,364
Tibet 5100 Water Resources Holdings Ltd.	131,000	45,300
Tsingtao Brewery Co. Ltd., Class H	14,000	114,799
United Breweries Ltd.	2,435	28,368
United Spirits Ltd.	4,093	159,324
Vina Concha y Toro S.A.	65,009	126,880
Yantai Changyu Pioneer Wine Co. Ltd., Class B	66,400	184,034

		3,940,249
Biotechnology - 0.2%
Biocon Ltd.	5,764	44,771
China Biologic Products, Inc.*	400	17,988
Green Cross Cell Corp.*	823	24,501
Green Cross Corp.	214	25,401
Medigen Biotechnology Corp.*	4,099	44,831
Medy-Tox, Inc.	542	81,101
Naturalendo Tech Co. Ltd.*	909	71,634
PharmaEngine, Inc.*	2,065	17,352
Seegene, Inc.*	835	48,905

	Shares	Value
Common Stocks - (continued)
Biotechnology - (continued)
Taigen Biopharmaceuticals Holdings Ltd.*	16,000	$25,022
Taiwan Liposome Co. Ltd.*	2,340	19,429
ViroMed Co. Ltd.*	1,391	71,455

		492,390
Building Products - 0.2%
Arwana Citramulia Tbk PT	403,500	35,201
China Lesso Group Holdings Ltd.	28,000	16,583
Dynasty Ceramic PCL (NVDR)	10,800	20,517
IS Dongseo Co. Ltd.*	3,032	91,740
KCC Corp.	191	113,167
LG Hausys Ltd.	278	51,253
Rovese S.A.*	42,121	16,186
Sung Kwang Bend Co. Ltd.	1,571	30,569
Sunspring Metal Corp.	21,000	39,354
Taiwan Glass Industry Corp.	26,000	22,975
Trakya Cam Sanayi A/S	18,097	22,946
Xxentria Technology Materials Corp.	9,000	22,778
Yuanda China Holdings Ltd.	770,000	58,619

		541,888
Capital Markets - 1.0%
Administradora de Fondos de Pensiones Habitat S.A.	19,789	25,346
Administradora de Fondos de Pensiones Provida S.A.	2,748	16,377
Brait SE*	10,013	69,890
Capital Securities Corp.*	29,000	11,121
CETIP S.A. - Mercados Organizados	6,604	93,265
China Bills Finance Corp.	71,000	26,516
China Cinda Asset Management Co. Ltd., Class H*	189,000	108,766
China Everbright Ltd.	26,000	40,526

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
China Galaxy Securities Co. Ltd., Class H	48,500	$36,735
Citadel Capital SAE*	87,421	52,697
CITIC Securities Co. Ltd., Class H	47,000	118,257
Coronation Fund Managers Ltd.	9,128	83,431
Corporativo GBM SAB de CV*	114,900	97,248
Daewoo Securities Co. Ltd.*	9,990	101,567
Daishin Securities Co. Ltd.	13,630	141,226
Daishin Securities Co. Ltd. (Preference)	4,660	30,603
Egyptian Financial Group-Hermes Holding*	18,788	41,254
Egyptian Kuwaiti Holding Co. SAE*	27,785	28,896
Grupo Financiero Interacciones S.A. de CV, Class O	9,700	70,362
Guotai Junan International Holdings Ltd.	83,000	62,116
Haitong Securities Co. Ltd., Class H	46,800	78,261
HMC Investment Securities Co. Ltd.*	7,060	91,010
Hyundai Securities Co. Ltd.	3,040	23,661
Hyundai Securities Co. Ltd. (Preference)	3,530	26,960
Investec Ltd.	9,877	85,309
Jih Sun Financial Holdings Co. Ltd.	62,082	18,797
KIWOOM Securities Co. Ltd.	188	9,127
Korea Investment Holdings Co. Ltd.	2,160	97,613
Macquarie Korea Infrastructure Fund	15,022	96,459
Masterlink Securities Corp.	191,268	67,286
Meritz Securities Co. Ltd.	59,690	170,734
Mirae Asset Securities Co. Ltd.	750	34,404

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
NH Investment & Securities Co. Ltd.	7,490	$55,600
OSK Holdings Bhd	204,500	138,850
President Securities Corp.	43,000	24,519
Samsung Securities Co. Ltd.	2,080	99,158
Shinyoung Securities Co. Ltd.	860	40,078
Waterland Financial Holdings Co. Ltd.	56,360	18,117
Woori Investment & Securities Co. Ltd.	2,690	29,573
Yuanta Financial Holding Co. Ltd.	345,000	193,268

		2,654,983
Chemicals - 3.0%
Aeci Ltd.	16,262	186,042
Aekyung Petrochemical Co. Ltd.	966	57,141
African Oxygen Ltd.	11,238	19,558
Alexandria Mineral Oils Co.	958	11,046
Alpek S.A. de CV	14,100	25,583
Asia Plastic Recycling Holding Ltd.*	34,812	50,727
Asia Polymer Corp.	16,000	12,751
Asian Paints Ltd.	13,600	141,264
Batu Kawan Bhd	4,500	27,879
Bayer CropScience Ltd.	562	18,780
Berger Paints India Ltd.	6,060	30,053
Bloomage Biotechnology Corp. Ltd.	17,500	43,535
Braskem S.A. (Preference), Class A	19,700	121,978
Castrol India Ltd.	2,653	14,731
China BlueChemical Ltd., Class H	604,000	312,519
China Lumena New Materials Corp.^	888,000	143,225
China Man-Made Fiber Corp.*	73,000	26,654
China Petrochemical Development Corp.	38,700	15,808
China Steel Chemical Corp.	5,000	31,761

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
China Synthetic Rubber Corp.	27,000	$26,694
Ciech S.A.	3,128	36,070
Coromandel International Ltd.	23,896	95,371
Cydsa SAB de CV	34,300	80,611
Dongyue Group Ltd.	378,000	174,123
Eternal Materials Co. Ltd.*	20,000	23,408
Everlight Chemical Industrial Corp.*	26,250	31,642
Formosa Chemicals & Fibre Corp.	141,980	347,026
Formosa Plastics Corp.	188,440	485,717
Formosan Rubber Group, Inc.	22,000	21,127
Fufeng Group Ltd.	385,400	149,683
Godrej Industries Ltd.	3,375	18,709
Grand Pacific Petrochemical	17,000	10,005
Grupa Azoty S.A.	1,225	28,554
Gubre Fabrikalari TAS	37,102	76,274
Hanwha Chemical Corp.	3,780	66,564
Hanwha Corp.	2,570	73,511
Ho Tung Chemical Corp.	242,550	106,759
Huabao International Holdings Ltd.	65,000	47,471
Huchems Fine Chemical Corp.	3,300	83,315
Hyosung Corp.	1,441	105,287
Indorama Ventures PCL (NVDR)	108,200	88,454
Kolon Industries, Inc.	792	52,397
Korea Petrochemical Ind Co. Ltd.	889	57,430
Kumho Petro chemical Co. Ltd.	490	43,287
LCY Chemical Corp.	13,000	10,837
LG Chem Ltd.	1,979	560,285
LG Chem Ltd. (Preference)	179	34,830
Lotte Chemical Corp.	850	145,960
Mexichem SAB de CV	43,700	174,694
Namhae Chemical Corp.	3,200	28,331
Nan Ya Plastics Corp.	213,010	497,908

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
Ocean Plastics Co. Ltd.*	22,000	$31,251
OCI Co. Ltd.*	705	112,144
OCI Materials Co. Ltd.	2,022	92,459
Omnia Holdings Ltd.	7,247	156,889
Oriental Union Chemical Corp.	18,000	18,066
Petkim Petrokimya Holding A/S	8,463	13,493
Petronas Chemicals Group Bhd	113,600	236,015
Phosagro OAO*	5,833	217,389
Phosagro OAO (GDR)	2,766	34,852
Pidilite Industries Ltd.*	3,715	22,853
PTT Global Chemical PCL (NVDR)	81,200	166,269
Samsung Fine Chemicals Co. Ltd.	405	17,081
San Fang Chemical Industry Co. Ltd.	11,669	11,303
Shinkong Synthetic Fibers Corp.	85,000	31,603
Sidi Kerir Petrochemicals Co.	5,418	14,375
Sinofert Holdings Ltd.*	606,000	85,230
Sinopec Shanghai Petrochemical Co. Ltd., Class H	496,000	154,239
SK Chemicals Co. Ltd.	593	37,731
SKC Co. Ltd.	952	33,668
Sociedad Quimica y Minera de Chile S.A., Class B	4,340	119,714
Solar Applied Materials Technology Co.	110,000	103,069
Soulbrain Co. Ltd.	3,210	102,748
Supreme Industries Ltd.	1,939	19,399
Swancor Ind Co. Ltd.*	7,000	24,509
Synthos S.A.	18,496	26,653
Taekwang Industrial Co. Ltd.	18	24,500
Taiwan Fertilizer Co. Ltd.	26,000	53,059
Taiwan Prosperity Chemical Corp.*	35,000	33,962
Taiwan Styrene Monomer	123,000	72,390
Tata Chemicals Ltd.	18,128	103,995

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Chemicals - (continued)
TSRC Corp.	18,900	$28,108
Unid Co. Ltd.	948	61,518
Unipetrol A/S*	12,469	77,191
UPC Technology Corp.	43,000	18,855
UPL Ltd.*	4,887	26,554
Uralkali OJSC (Registered)	37,191	142,108
Uralkali OJSC (Registered) (GDR)	3,864	74,189
USI Corp.	16,000	10,217
Yingde Gases Group Co. Ltd.	32,000	35,055
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	12,000	33,452

		7,751,524
Commercial Services & Supplies - 0.3%
China Everbright International Ltd.	106,000	142,791
Cleanaway Co. Ltd.*	1,000	5,835
Eastern Media International Corp.	116,000	48,350
Hanson International Tbk PT*	1,523,400	82,239
KD Holding Corp.	3,000	17,406
KEPCO Plant Service & Engineering Co. Ltd.	386	27,865
KRUK S.A.*	1,961	54,407
S-1 Corp.	596	44,591
Taiwan Secom Co. Ltd.*	11,000	29,564
Taiwan Sogo Shin Kong SEC*	24,000	33,852
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	5,000	81,888
YC Co. Ltd.	95,000	67,632

		636,420
Communications Equipment - 0.2%
Accton Technology Corp.	147,000	89,211
Advanced Ceramic X Corp.	4,000	18,940
Alpha Networks, Inc.	22,000	15,625
BYD Electronic International Co. Ltd.	43,000	31,792

	Shares	Value
Common Stocks - (continued)
Communications Equipment - (continued)
CyberTAN Technology, Inc.	26,000	$25,966
D-Link Corp.*	64,000	46,096
Gemtek Technology Corp.*	97,000	88,948
Sercomm Corp.	23,000	53,685
Unizyx Holding Corp.	30,000	24,859
Wistron NeWeb Corp.	7,707	21,022
Zinwell Corp.	82,000	82,029
ZTE Corp., Class H	21,400	45,009

		543,182
Construction & Engineering - 1.9%
Aveng Ltd.*	120,904	274,266
BES Engineering Corp.	242,000	65,766
Budimex S.A.	1,324	47,125
CH Karnchang PCL (NVDR)	17,937	13,965
China Communications Construction Co. Ltd., Class H	194,000	147,940
China Machinery Engineering Corp., Class H	285,000	174,309
China Railway Construction Corp. Ltd., Class H	105,000	101,477
China Railway Group Ltd., Class H	203,000	110,012
China Singyes Solar Technologies Holdings Ltd.*	55,000	80,903
China State Construction International Holdings Ltd.	60,000	106,373
China WindPower Group Ltd.*	1,360,000	112,309
Chung Hsin Electric & Machinery Manufacturing Corp.	28,000	19,794
Continental Holdings Corp.	57,000	23,093
CTCI Corp.	18,000	29,980
Daelim Industrial Co. Ltd.	1,365	123,505
Daewoo Engineering & Construction Co. Ltd.*	2,670	25,873
Dialog Group Bhd	124,094	72,220

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Doosan Heavy Industries & Construction Co. Ltd.	1,952	$57,543
Empresas ICA SAB de CV*	59,000	104,375
Engineers India Ltd.	7,896	36,504
Gamuda Bhd	86,400	129,222
GMR Infrastructure Ltd.	95,787	42,336
Grana y Montero SAA	21,486	71,889
GS Engineering & Construction Corp.*	2,561	97,920
Hyundai Development Co-Engineering & Construction	2,030	76,432
Hyundai Engineering & Construction Co. Ltd.	3,200	197,383
IJM Corp. Bhd	61,200	128,106
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV*	52,500	148,776
Inovisi Infracom Tbk PT*	157,133	20,494
Italian-Thai Development PCL (NVDR)*	135,443	21,934
KEPCO Engineering & Construction Co., Inc.	146	8,153
Kuo Toong International Co. Ltd.	19,000	31,108
Larsen & Toubro Ltd.	6,758	167,803
Larsen & Toubro Ltd. (GDR)	6,664	163,734
Malaysia Marine and Heavy Engineering Holdings Bhd	4,800	5,227
Malaysian Resources Corp. Bhd	251,500	136,137
Metallurgical Corp. of China Ltd., Class H	962,000	209,777
Mudajaya Group Bhd	89,600	70,648
Murray & Roberts Holdings Ltd.*	150,865	352,790
Pembangunan Perumahan Persero Tbk PT	221,700	43,277
Promotora y Operadora de Infraestructura SAB de CV*	10,000	134,709

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Rich Development Co. Ltd.	160,467	$70,898
Samsung Engineering Co. Ltd.*	1,316	89,112
Sino Thai Engineering & Construction PCL (NVDR)	81,971	60,757
Sinopec Engineering Group Co. Ltd., Class H	51,500	59,009
Taeyoung Engineering & Construction Co. Ltd.*	7,920	44,306
Tekfen Holding A/S*	5,686	13,200
Toyo-Thai Corp. PCL (NVDR)	26,100	27,230
United Integrated Services Co. Ltd.	57,000	54,739
Voltas Ltd.	11,827	37,569
Waskita Karya Persero Tbk PT	257,500	18,016
WCT Holdings Bhd	90,805	61,370
Wijaya Karya Persero Tbk PT	122,000	27,925
Wilson Bayly Holmes-Ovcon Ltd.	19,040	227,577
Yungshin Construction & Development Co. Ltd.	7,000	15,756

		4,792,651
Construction Materials - 1.7%
ACC Ltd.	1,496	34,504
Akcansa Cimento A/S	3,896	24,065
Ambuja Cements Ltd.	29,109	99,270
Anhui Conch Cement Co. Ltd., Class H	52,000	196,928
Asia Cement China Holdings Corp.	164,500	121,623
Asia Cement Corp.	96,020	133,835
BBMG Corp., Class H	369,500	289,400
Cementos Argos S.A.	18,244	106,914
Cementos Argos S.A. (Preference)	5,307	29,969
Cementos Pacasmayo SAA	34,171	60,895
Cemex Latam Holdings S.A.*	18,222	179,594
Cemex SAB de CV*	484,485	607,025
CHC Resources Corp.	6,000	14,745

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Chia Hsin Cement Corp.	31,000	$15,764
China National Building Material Co. Ltd., Class H	108,000	108,696
China Resources Cement Holdings Ltd.	60,170	43,788
China Shanshui Cement Group Ltd.	577,000	209,208
Cimsa Cimento Sanayi Ve Tica	3,966	27,178
CSG Holding Co. Ltd., Class B	276,100	203,778
Goldsun Development & Construction Co. Ltd.*	84,000	29,690
Grupo Argos S.A.	14,925	181,130
Grupo Argos S.A. (Preference)	6,735	81,306
Hanil Cement Co. Ltd.	987	126,754
Holcim Indonesia Tbk PT	21,500	5,627
Huaxin Cement Co. Ltd., Class B	91,002	85,360
Indocement Tunggal Prakarsa Tbk PT	57,700	124,346
Konya Cimento Sanayii A/S	54	6,734
Lafarge Malaysia Bhd	9,800	29,897
Nuh Cimento Sanayi A/S	16,795	75,005
PPC Ltd.	26,513	79,565
The Ramco Cements Ltd.	4,924	23,134
Semen Indonesia Persero Tbk PT	120,000	171,799
Shree Cement Ltd.	241	29,446
The Siam Cement PCL (NVDR)	7,600	102,722
Siam City Cement PCL (NVDR)	4,700	64,696
Southeast Cement Co. Ltd.	46,000	25,155
Ssangyong Cement Industrial Co. Ltd.*	4,600	43,411
Taiwan Cement Corp.	142,000	212,364
TCC International Holdings Ltd.	372,000	172,319
TPI Polene PCL (NVDR)	112,900	50,983

	Shares	Value
Common Stocks - (continued)
Construction Materials - (continued)
Ultratech Cement Ltd.	1,101	$44,039
Union Andina de Cementos SAA	24,039	27,699
Universal Cement Corp.	24,480	23,876
West China Cement Ltd.	962,000	119,163

		4,443,399
Consumer Finance - 0.3%
AEON Credit Service M Bhd	2,300	12,810
AEON Thana Sinsap Thailand PCL (NVDR)	39,300	127,287
Bajaj Finance Ltd.	1,344	48,686
Compartamos SAB de CV	68,200	137,348
Mahindra & Mahindra Financial Services Ltd.	9,206	35,784
Muthoot Finance Ltd.	21,567	61,612
Samsung Card Co. Ltd.	2,360	110,325
Shriram City Union Finance Ltd.	3,466	97,350
Shriram Transport Finance Co. Ltd.	4,926	73,256
Taiwan Acceptance Corp.	11,000	29,784

		734,242
Containers & Packaging - 0.2%
Cheng Loong Corp.	57,000	23,663
CPMC Holdings Ltd.	33,000	28,529
Great China Metal Industry	9,000	10,384
Greatview Aseptic Packaging Co. Ltd.	48,000	37,780
Klabin S.A.	24,100	120,080
Klabin S.A. (Preference)	120,000	118,628
Lock & Lock Co. Ltd.	1,890	23,261
Nampak Ltd.	26,091	99,334
Taiwan Hon Chuan Enterprise Co. Ltd.	9,000	18,786
Vitro SAB de CV*	24,400	64,536

		544,981
Distributors - 0.1%
China Merchants Land Ltd.*	438,000	66,123
Dah Chong Hong Holdings Ltd.	23,000	14,097

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Distributors - (continued)
Dogus Otomotiv Servis Ve Ticaret A/S	18,391	$72,016
Imperial Holdings Ltd.	7,343	135,671
Inter Cars S.A.	874	46,683
Test-Rite International Co. Ltd.	23,000	15,991

		350,581
Diversified Consumer Services - 0.3%
Abril Educacao S.A.	3,700	62,083
Estacio Participacoes S.A.	11,500	142,868
Fu Shou Yuan International Group Ltd.*	126,000	65,195
Kroton Educacional S.A.	14,788	394,582
Lung Yen Life Service Corp.	5,000	14,088
MegaStudy Co. Ltd.	1,554	91,016
Ser Educacional S.A.	4,200	45,060

		814,892
Diversified Financial Services - 1.8%
African Bank Investments Ltd.	61,875	35,567
Ayala Corp.	8,490	128,482
Bajaj Holdings & Investment Ltd.	1,346	28,807
BM&FBovespa S.A.	78,500	419,193
Bolsa Mexicana de Valores SAB de CV	40,900	83,389
Bursa Malaysia Bhd	3,200	8,330
Chailease Holding Co. Ltd.*	28,600	75,626
Corp. Financiera Colombiana S.A.	7,728	158,920
Far East Horizon Ltd.	94,000	72,410
FirstRand Ltd.	137,339	554,277
Fubon Financial Holding Co. Ltd.	296,000	468,831
Grupo BTG Pactual	10,600	164,574
Grupo de Inversiones Suramericana S.A.	11,526	256,672
Grupo de Inversiones Suramericana S.A. (Preference)	4,479	94,684
GT Capital Holdings, Inc.	4,240	86,789

	Shares	Value
Common Stocks - (continued)
Diversified Financial Services - (continued)
Haci Omer Sabanci Holding A/S	43,104	$200,937
Hankook Tire Worldwide Co. Ltd.	130	2,884
IFCI Ltd.	174,432	110,096
Inversiones La Construccion S.A.	2,984	35,724
JSE Ltd.	12,085	111,981
L&T Finance Holdings Ltd.	12,753	14,402
Meritz Financial Group, Inc.	4,620	35,689
Metro Pacific Investments Corp.	589,600	68,072
Moscow Exchange MICEX-RTS OAO	123,900	197,689
Nice Holdings Co. Ltd.	5,104	64,554
Power Finance Corp. Ltd.	12,264	54,377
PSG Group Ltd.	3,057	28,170
Reliance Capital Ltd.	33,364	321,829
Remgro Ltd.	19,507	422,104
RMB Holdings Ltd.	38,636	201,319
Rural Electrification Corp. Ltd.	13,258	67,032
Warsaw Stock Exchange	4,006	45,797

		4,619,207
Diversified Telecommunication Services - 1.4%
APT Satellite Holdings Ltd.	30,500	45,100
Asia Pacific Telecom Co. Ltd.*	67,899	40,414
Asia Satellite Telecommunications Holdings Ltd.	4,000	13,961
China Communications Services Corp. Ltd., Class H	98,000	48,051
China Telecom Corp. Ltd., Class H	580,000	328,540
China Unicom Hong Kong Ltd.	196,000	343,946
Chunghwa Telecom Co. Ltd.	171,000	521,733
Citic 21CN Co. Ltd.*	106,000	81,243

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
CITIC Telecom International Holdings Ltd.	135,625	$48,825
Jasmine International PCL (NVDR)	133,100	31,089
KT Corp.	2,864	92,787
LG Uplus Corp.	9,950	92,158
Maroc Telecom	6,402	78,997
Netia S.A.	38,000	68,509
O2 Czech Republic A/S	12,140	159,997
Oi S.A.	43,100	29,102
Oi S.A. (Preference)	141,000	92,096
Orange Polska S.A.	32,531	107,298
Rostelecom OJSC	35,701	87,835
Rostelecom OJSC (ADR)	1,808	26,903
Rostelecom OJSC (Preference)	3,656	6,075
SK Broadband Co. Ltd.*	2,669	9,868
Tata Communications Ltd.	5,003	30,701
Telecom Egypt Co.	12,996	24,283
Telefonica Brasil S.A.	500	8,610
Telefonica Brasil S.A. (Preference)	12,400	249,762
Telekom Malaysia Bhd	44,611	87,100
Telekomunikasi Indonesia Persero Tbk PT	1,952,000	446,798
Telkom S.A. SOC Ltd.*	10,533	48,820
Thaicom PCL (NVDR)	24,200	26,755
TIME dotCom Bhd*	66,000	94,787
True Corp. PCL (NVDR)*	206,100	60,976
Turk Telekomunikasyon A/S	22,771	68,255
XL Axiata Tbk PT	87,000	40,579

		3,541,953
Electric Utilities - 2.2%
Centrais Eletricas Brasileiras S.A.	8,800	24,234
Centrais Eletricas Brasileiras S.A. (Preference), Class B	7,400	35,532
CESC Ltd.	20,964	223,642

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
CEZ A/S	7,722	$219,227
Cia de Transmissao de Energia Eletrica Paulista (Preference)	11,800	150,084
Cia Energetica de Minas Gerais	1,577	12,980
Cia Energetica de Minas Gerais (Preference)	35,671	291,709
Cia Energetica do Ceara (Preference), Class A	4,759	72,921
Cia General de Electricidad S.A.	11,334	50,957
Cia Paranaense de Energia	200	2,154
Cia Paranaense de Energia (Preference)	4,800	74,482
CPFL Energia S.A.	14,300	125,777
E.CL S.A.	50,932	70,427
EDP - Energias do Brasil S.A.	81,300	383,914
Enea S.A.	11,420	55,440
Energa S.A.	11,395	73,454
Enersis S.A.	856,534	286,969
Equatorial Energia S.A.	17,729	197,641
Federal Grid Co. Unified Energy System JSC*	99,032,539	145,940
First Philippine Holdings Corp.	78,290	129,643
IDGC Holding JSC*	6,424,302	87,850
Inter Rao UES OJSC*	258,085,658	60,604
Interconexion Electrica S.A. ESP	15,663	77,019
Isagen S.A. ESP	87,301	150,923
Korea Electric Power Corp.	11,120	459,254
Light S.A.	24,300	228,855
Luz del Sur SAA	7,464	25,374
Manila Electric Co.	13,970	81,738
Moscow United Electric Grid Co. JSC*	1,896,147	54,196
PGE S.A.	32,620	217,272
Power Grid Corp. of India Ltd.	57,157	125,699
Reliance Infrastructure Ltd.	4,824	59,094
RusHydro JSC*	34,445,778	595,353
RusHydro JSC (ADR)	29,268	49,873

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - (continued)
Tata Power Co. Ltd.	39,352	$63,557
Tauron Polska Energia S.A.*	56,922	92,415
Tenaga Nasional Bhd	118,100	458,949
Torrent Power Ltd.	46,304	107,110
Transmissora Alianca de Energia Eletrica S.A.	11,600	105,971

		5,728,233
Electrical Equipment - 0.6%
ABB India Ltd.	1,456	25,023
AcBel Polytech, Inc.	31,000	50,703
Advanced Lithium Electrochemistry Co. Ltd.*	14,000	30,998
Alstom T&D India Ltd.	7,499	41,025
Amara Raja Batteries Ltd.	2,733	22,061
Bharat Heavy Electricals Ltd.	25,006	94,347
Bizlink Holding, Inc.	8,399	34,168
Boer Power Holdings Ltd.	28,000	34,142
Chicony Power Technology Co. Ltd.*	14,070	22,027
China High Speed Transmission Equipment Group Co. Ltd.*	110,000	86,580
Crompton Greaves Ltd.	12,473	40,074
Dongfang Electric Corp. Ltd., Class H	121,000	209,836
ElSwedy Electric Co.*	3,080	15,473
FDG Electric Vehicles Ltd.*	940,000	60,645
Havells India Ltd.	4,104	81,232
Jiangnan Group Ltd.	260,000	70,451
Korea Electric Terminal Co. Ltd.	1,932	84,302
LS Corp.	1,176	83,408
LS Industrial Systems Co. Ltd.	1,082	66,845
Shanghai Electric Group Co. Ltd., Class H	160,000	71,432
Shihlin Electric & Engineering Corp.	26,000	34,635
Tech Pro Technology Development Ltd.*	104,000	61,326

	Shares	Value
Common Stocks - (continued)
Electrical Equipment - (continued)
Teco Electric and Machinery Co. Ltd.	60,000	$76,627
Voltronic Power Technology Corp.*	4,000	28,077
Walsin Lihwa Corp.*	76,000	28,510
Zhuzhou CSR Times Electric Co. Ltd., Class H	21,000	72,348

		1,526,295
Electronic Equipment, Instruments & Components - 3.1%
Acme Electronics Corp.*	11,000	17,239
Anxin-China Holdings Ltd.	800,000	101,161
Asia Optical Co., Inc.*	62,000	87,141
AU Optronics Corp.	377,000	171,595
Aurora Corp.	10,000	17,673
AV Tech Corp.	6,000	13,865
BenQ Materials Corp.	20,000	28,710
Career Technology MFG. Co. Ltd.	31,000	41,606
Cheng Uei Precision Industry Co. Ltd.	11,000	20,687
Chimei Materials Technology Corp.*	39,000	46,751
Chin-Poon Industrial Co. Ltd.	12,000	21,768
Chroma ATE, Inc.	13,000	34,679
Compeq Manufacturing Co. Ltd.	76,000	45,363
Coretronic Corp.*	24,000	28,690
Daeduck Electronics Co.	14,160	113,379
DataTec Ltd.	63,532	331,992
Delta Electronics Thailand PCL (NVDR)	21,000	40,548
Delta Electronics, Inc.	77,000	528,918
Digital China Holdings Ltd.	268,000	264,886
Dynapack International Technology Corp.	44,000	123,243
E Ink Holdings, Inc.*	19,000	12,196
Elite Material Co. Ltd.	112,000	128,658
Everspring Industry Co. Ltd.	14,000	19,794
Firich Enterprises Co. Ltd.	5,224	28,742

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
FLEXium Interconnect, Inc.	14,695	$39,935
Flytech Technology Co. Ltd.	8,000	36,813
G Tech Optoelectronics Corp.*	64,000	76,187
Genius Electronic Optical Co. Ltd.*	20,178	63,448
GeoVision, Inc.	5,500	22,558
Hana Microelectronics PCL (NVDR)	51,800	59,689
HannStar Display Corp.*	95,000	37,221
HannsTouch Solution, Inc.*	69,000	19,833
Hollysys Automation Technologies Ltd.*	1,700	37,536
Holy Stone Enterprise Co. Ltd.	62,200	99,036
Hon Hai Precision Industry Co. Ltd.	485,000	1,673,836
Ichia Technologies, Inc.	33,000	49,902
Iljin Materials Co. Ltd.*	570	5,823
Innolux Corp.	286,000	136,374
Interflex Co. Ltd.*	2,306	24,006
ITEQ Corp.*	104,000	110,799
Jahwa Electronics Co. Ltd.	2,950	41,760
Jentech Precision Industrial Co. Ltd.	7,000	20,914
Ju Teng International Holdings Ltd.	308,000	207,054
KCE Electronics PCL (NVDR)	22,300	28,821
Kingboard Chemical Holdings Ltd.	26,900	56,854
Kingboard Laminates Holdings Ltd.	69,500	28,876
Largan Precision Co. Ltd.	4,000	310,775
LG Display Co. Ltd.*	9,910	328,293
LG Innotek Co. Ltd.*	507	62,151
Lotes Co. Ltd.	7,000	27,310
Lumax International Corp. Ltd.	4,000	9,443
Merry Electronics Co. Ltd.	6,300	31,721

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
MIN AIK Technology Co. Ltd.	6,000	$35,512
Nan Ya Printed Circuit Board Corp.*	3,000	4,702
Pan-International Industrial Corp.	39,200	29,084
Partron Co. Ltd.	12,627	125,920
Posiflex Technologies, Inc.*	6,030	36,796
Samart Corp. PCL (NVDR)	49,200	34,782
Samsung Electro-Mechanics Co. Ltd.	2,542	156,549
Samsung SDI Co. Ltd.	2,440	381,009
SFA Engineering Corp.	909	35,552
Silitech Technology Corp.	35,315	37,918
Simplo Technology Co. Ltd.	9,000	49,217
Sinbon Electronics Co. Ltd.	62,000	99,028
Sunny Optical Technology Group Co. Ltd.	33,000	43,687
Synnex Technology International Corp.	53,000	83,416
Taiflex Scientific Co. Ltd.	15,000	26,009
Taiwan PCB Techvest Co. Ltd.	96,662	138,597
Test Research, Inc.	20,280	34,150
Tong Hsing Electronic Industries Ltd.	4,000	20,941
Tongda Group Holdings Ltd.	330,000	47,690
TPK Holding Co. Ltd.	10,000	63,689
Tripod Technology Corp.	18,000	34,452
TXC Corp.	32,000	46,416
Unimicron Technology Corp.	45,000	38,038
Vivotek, Inc.*	4,000	16,072
Wah Lee Industrial Corp.	67,000	129,579
Wasion Group Holdings Ltd.	154,000	122,802
Wintek Corp.*	64,000	24,115

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
WPG Holdings Ltd.*	43,000	$57,282
WT Microelectronics Co. Ltd.	102,900	140,336
Yageo Corp.	96,000	64,983
Zhen Ding Technology Holding Ltd.*	3,150	9,537

		8,084,112
Energy Equipment & Services - 0.3%
Anton Oilfield Services Group	40,000	22,658
Bumi Armada Bhd	35,100	36,901
China Oilfield Services Ltd., Class H	72,000	181,532
Dayang Enterprise Holdings Bhd	26,400	31,389
Honghua Group Ltd.	289,000	70,851
Maridive & Oil Services SAE*	11,526	12,333
Perisai Petroleum Teknologi Bhd*	105,300	50,410
SapuraKencana Petroleum Bhd	160,200	216,039
Scomi Energy Services Bhd*	42,000	13,273
TMK OAO	78,894	178,960
TMK OAO (GDR)	1,530	13,770
UMW Oil & Gas Corp. Bhd*	35,300	44,953
Wah Seong Corp. Bhd	27,629	16,079

		889,148
Food - 0.0%†
RCL Foods Ltd.*	37,003	56,792

Food & Staples Retailing - 1.8%
Almacenes Exito S.A.	9,683	156,306
Big C Supercenter PCL (NVDR)	11,800	84,889
BIM Birlesik Magazalar A/S	9,594	227,199
Cencosud S.A.	49,459	153,415
China Resources Enterprise Ltd.	48,000	146,476
Cia Brasileira de Distribuicao (Preference)	6,402	309,632
Clicks Group Ltd.	30,165	184,877

	Shares	Value
Common Stocks - (continued)
Food & Staples Retailing - (continued)
Controladora Comercial Mexicana SAB de CV	52,000	$191,370
Cosco Capital, Inc.	166,100	36,406
CP ALL PCL (NVDR)	221,500	319,040
Dongsuh Co., Inc.	1,121	21,104
E-Mart Co. Ltd.	1,034	233,891
Eurocash S.A.	2,904	35,849
Grupo Comercial Chedraui S.A. de CV	9,800	32,111
GS Retail Co. Ltd.	360	7,705
Magnit OJSC	2,226	570,743
Massmart Holdings Ltd.	5,839	76,444
Migros Ticaret A/S*	852	7,606
Organizacion Soriana SAB de CV, Class B*	6,900	22,343
Pick’n Pay Holdings Ltd.	34,313	81,648
Pick’n Pay Stores Ltd.	15,371	84,009
President Chain Store Corp.	23,000	183,681
Puregold Price Club, Inc.	21,000	20,358
Raia Drogasil S.A.	10,000	83,455
Robinsons Retail Holdings, Inc.	20,030	30,220
Shoprite Holdings Ltd.	19,935	301,336
The SPAR Group Ltd.	11,236	130,011
Sun Art Retail Group Ltd.	100,500	125,397
Taiwan TEA Corp.	72,000	50,418
Wal-Mart de Mexico SAB de CV	225,800	559,680
Wumart Stores, Inc., Class H	57,000	51,042

		4,518,661
Food Products - 3.2%
Alicorp SAA	19,369	57,875
AVI Ltd.	12,794	72,467
Binggrae Co. Ltd.	468	36,380
Biostime International Holdings Ltd.	6,500	29,732
BRF S.A.	28,400	696,871
Britannia Industries Ltd.	3,996	75,823
Changshouhua Food Co. Ltd.*	39,000	36,484

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Charoen Pokphand Foods PCL (NVDR)	164,800	$137,291
Charoen Pokphand Indonesia Tbk PT	354,500	120,948
China Agri-Industries Holdings Ltd.	59,705	26,193
China Foods Ltd.*	74,000	28,359
China Huishan Dairy Holdings Co. Ltd.*	222,000	50,702
China Huiyuan Juice Group Ltd.*	96,500	43,331
China Mengniu Dairy Co. Ltd.	55,000	267,547
China Modern Dairy Holdings Ltd.*	66,000	30,828
China Yurun Food Group Ltd.*	141,000	67,680
CJ CheilJedang Corp.	382	123,759
Crown Confectionery Co. Ltd.	200	44,267
Daesang Corp.	945	47,257
Dongwon F&B Co. Ltd.	352	71,232
Dongwon Industries Co. Ltd.	73	23,473
Dutch Lady Milk Industries Bhd	2,600	38,154
Felda Global Ventures Holdings Bhd	47,300	59,495
Genting Plantations Bhd	7,400	25,516
GlaxoSmithKline Consumer Healthcare Ltd.	250	20,112
Great Wall Enterprise Co. Ltd.	26,000	30,951
Gruma SAB de CV, Class B*	6,700	73,253
Grupo Bimbo SAB de CV	75,500	231,698
Grupo Herdez SAB de CV	12,800	36,186
Grupo Lala SAB de CV	32,700	83,350
Grupo Nutresa S.A.	9,870	142,498
Hap Seng Plantations Holdings Bhd	22,200	18,546
IJM Plantations Bhd	26,800	30,272
Illovo Sugar Ltd.	22,002	61,572
Indofood CBP Sukses Makmur Tbk PT	37,500	33,848

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Indofood Sukses Makmur Tbk PT	215,500	$131,692
Industrias Bachoco SAB de CV	7,300	32,305
IOI Corp. Bhd	142,100	222,309
Japfa Comfeed Indonesia Tbk PT	146,000	15,889
JBS S.A.	30,500	113,202
Juhayna Food Industries*	19,333	28,391
Kaveri Seed Co. Ltd.	2,392	28,768
Keck Seng Malaysia Bhd	13,100	27,257
Kernel Holding S.A.*	17,728	164,461
Khon Kaen Sugar Industry PCL (NVDR)	184,100	76,254
Kuala Lumpur Kepong Bhd	20,400	151,277
Kulim Malaysia Bhd*	10,300	10,506
Lien Hwa Industrial Corp.	47,000	34,009
Lotte Confectionery Co. Ltd.	17	34,650
Lotte Food Co. Ltd.	68	49,287
M Dias Branco S.A.	1,300	53,425
Maeil Dairy Industry Co. Ltd.	546	19,947
Marfrig Global Foods S.A.*	30,400	88,548
Mayora Indah Tbk PT	19,417	50,062
MSM Malaysia Holdings Bhd	11,800	17,888
Namchow Chemical Industrial Ltd.	11,000	25,309
Namyang Dairy Products Co. Ltd.	173	143,571
Nestle India Ltd.	1,084	91,852
Nestle Malaysia Bhd	2,200	46,189
Nippon Indosari Corpindo Tbk PT	135,000	15,275
NongShim Co. Ltd.	87	22,092
NongShim Holdings Co. Ltd.	572	65,389
Oceana Group Ltd.	5,071	39,285
Orion Corp.	157	144,039
Ottogi Corp.	120	62,227

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	347,900	$63,104
Pioneer Foods Ltd.	7,444	81,550
PPB Group Bhd	20,900	98,091
PT Astra Agro Lestari Tbk PT	14,000	32,287
QL Resources Bhd	38,100	40,770
Salim Ivomas Pratama Tbk PT	97,500	7,537
Samyang Holdings Corp.	1,136	84,991
San Miguel Pure Foods Co., Inc.	9,840	52,278
Sao Martinho S.A.	5,100	82,468
Sarawak Oil Palms Bhd	9,200	19,574
Shenguan Holdings Group Ltd.	34,000	12,942
Silla Co. Ltd.	2,850	70,567
SLC Agricola S.A.	5,100	38,375
Standard Foods Corp.*	9,750	27,830
Tata Global Beverages Ltd.*	28,919	73,346
Tenfu Cayman Holdings Co. Ltd.	59,000	24,970
Tenwow International Holdings Ltd.	25,000	9,355
Thai Union Frozen Products PCL (NVDR)	19,500	39,777
Thai Vegetable Oil PCL (NVDR)	146,900	102,478
Tiga Pilar Sejahtera Food Tbk*	204,600	41,971
Tiger Brands Ltd.	6,681	192,484
Tingyi Cayman Islands Holding Corp.	78,000	221,921
Tongaat Hulett Ltd.	37,518	535,296
TSH Resources Bhd	20,700	23,317
Ulker Biskuvi Sanayi A/S	4,632	35,844
Ultrajaya Milk Industry & Trading Co. Tbk PT	102,000	35,065
Uni-President China Holdings Ltd.	42,000	34,467
Uni-President Enterprises Corp.	190,640	364,886
United Plantations Bhd	2,500	22,606

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
Universal Robina Corp.	40,550	$151,550
Want Want China Holdings Ltd.	249,000	341,851
Wawel S.A.	56	17,054
Wei Chuan Foods Corp.	14,000	22,525
YuanShengTai Dairy Farm Ltd.*	939,000	165,990

		8,148,422
Gas Utilities - 0.8%
Aygaz A/S	2,804	12,026
China Gas Holdings Ltd.	110,000	213,186
China Oil & Gas Group Ltd.	420,000	75,328
China Resources Gas Group Ltd.	32,000	101,161
China Tian Lun Gas Holdings Ltd.*	34,500	41,266
E1 Corp.	746	52,257
Empresa de Energia de Bogota S.A.*	40,772	36,383
ENN Energy Holdings Ltd.	30,000	212,902
GAIL India Ltd.	19,427	139,935
Gas Malaysia Bhd	37,600	40,000
Gasco S.A.	14,912	101,345
Great Taipei Gas Co. Ltd.	31,000	25,584
Gujarat State Petronet Ltd.	32,325	47,508
Indraprastha Gas Ltd.	7,897	48,637
Infraestructura Energetica Nova SAB de CV	6,400	36,079
Korea District Heating Corp.	801	58,759
Korea Gas Corp.*	1,043	62,508
Kyungdong City Gas Co. Ltd.	648	76,914
Perusahaan Gas Negara Persero Tbk PT	495,000	252,256
Petronas Gas Bhd	24,300	178,524
Samchully Co. Ltd.	809	132,623
Towngas China Co. Ltd.	28,000	32,335
Zhongyu Gas Holdings Ltd.*	92,000	28,253

		2,005,769

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Equipment & Supplies - 0.1%
Ginko International Co. Ltd.	1,000	$14,572
Hartalega Holdings Bhd	4,700	9,721
i-SENS, Inc.*	628	30,060
Kossan Rubber Industries	27,300	34,253
Lifetech Scientific Corp.*	16,000	27,747
Microlife Corp.	8,000	18,993
Microport Scientific Corp.*	37,000	22,248
PW Medtech Group Ltd.*	62,000	32,400
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	64,000	66,477
St. Shine Optical Co. Ltd.	2,000	42,081
Supermax Corp. Bhd	39,500	26,820
Top Glove Corp. Bhd	29,400	42,591

		367,963
Health Care Providers & Services - 0.7%
Apollo Hospitals Enterprise Ltd.*	2,270	38,002
Bangkok Chain Hospital PCL (NVDR)	88,000	25,076
Bangkok Dusit Medical Services PCL (NVDR)	167,000	88,415
Banmedica S.A.	24,483	40,531
Bumrungrad Hospital PCL (NVDR)	12,200	45,783
Chabiotech Co. Ltd.*	1,399	19,328
CHC Healthcare Group*	3,000	7,363
China Pioneer Pharma Holdings Ltd.	46,000	29,143
Diagnosticos da America S.A.	7,800	51,015
Farmacol S.A.*	800	12,097
Fleury S.A.	4,500	29,650
Fortis Healthcare Ltd.*	9,651	18,800
IHH Healthcare Bhd	109,700	161,324
Jintian Pharmaceutical Group Ltd.*	272,000	82,828
KPJ Healthcare Bhd	59,206	65,393
Life Healthcare Group Holdings Ltd.	48,648	200,194

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Mediclinic International Ltd.	17,684	$141,089
Medipost Co. Ltd.*	948	52,664
Netcare Ltd.	49,446	142,573
Odontoprev S.A.	30,000	122,865
Qualicorp S.A.*	22,000	256,905
Selcuk Ecza Deposu Ticaret Ve Sanayi A/S	63,374	66,767
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	33,000	61,401
Siloam International Hospitals Tbk PT*	22,800	28,162
Sinopharm Group Co. Ltd., Class H	39,200	115,576

		1,902,944
Hotels, Restaurants & Leisure - 1.0%
Ajisen China Holdings Ltd.	63,000	52,269
Alsea SAB de CV*	47,200	160,472
The Ambassador Hotel	24,000	23,328
AmRest Holdings SE*	1,235	28,474
Berjaya Sports Toto Bhd	22,783	27,445
Bloomberry Resorts Corp.*	166,100	43,932
Central Plaza Hotel PCL	1,600	1,906
Central Plaza Hotel PCL (NVDR)	33,100	39,429
China Travel International Investment Hong Kong Ltd.	890,000	212,450
Famous Brands Ltd.	16,946	156,707
Formosa International Hotels Corp.	1,100	13,131
Genting Bhd	91,700	283,191
Genting Malaysia Bhd	123,400	169,887
Gourmet Master Co. Ltd.	2,000	17,039
Grand Korea Leisure Co. Ltd.	1,040	43,357
Haichang Holdings Ltd.(a)*	134,000	20,402
Hana Tour Service, Inc.	1,138	72,741
Hotel Shilla Co. Ltd.	1,466	156,891
Indian Hotels Co. Ltd.*	40,334	62,844
Jollibee Foods Corp.	17,460	70,997

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - (continued)
Jubilant Foodworks Ltd.*	3,573	$74,273
Kangwon Land, Inc.	4,230	141,158
Magnum Bhd	12,300	11,777
Melco Crown Philippines Resorts Corp.*	184,800	50,323
Minor International PCL (NVDR)	60,500	60,764
Orbis S.A.	1,808	24,259
Paradise Co. Ltd.	1,338	43,674
REXLot Holdings Ltd.	2,596,986	274,776
Shangri-La Hotels Malaysia Bhd	10,300	24,010
Sun International Ltd.	15,988	159,932
Tsogo Sun Holdings Ltd.	1,488	3,763
Westlife Development Ltd.*	6,049	34,701
Wowprime Corp.*	1,133	15,716

		2,576,018
Household Durables - 1.3%
Ability Enterprise Co. Ltd.*	30,000	22,458
Airmate Cayman International Co. Ltd.*	5,000	9,570
Altek Corp.*	40,000	32,278
AmTRAN Technology Co. Ltd.*	15,000	11,129
Arcelik A/S	9,313	59,043
Corp. GEO SAB de CV*^	93,100	70
Coway Co. Ltd.	2,350	203,254
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	100,000	555,629
Direcional Engenharia S.A.	24,900	110,989
E-Lead Electronic Co. Ltd.	10,000	23,008
Ez Tec Empreendimentos e Participacoes S.A.	4,900	48,526
Haier Electronics Group Co. Ltd.	47,000	135,238
Hanssem Co. Ltd.	955	87,338
Helbor Empreendimentos S.A.	38,110	92,504

	Shares	Value
Common Stocks - (continued)
Household Durables - (continued)
Kinpo Electronics, Inc.*	51,000	$21,938
LG Electronics, Inc.	4,625	345,576
LG Electronics, Inc. (Preference)	690	28,598
LiHOM-CUCHEN Co. Ltd.*	2,221	36,950
MRV Engenharia e Participacoes S.A.	114,700	368,514
Oriental Weavers	5,399	37,121
PDG Realty S.A. Empreendimentos e Participacoes*	409,200	260,050
PIK Group*	90,032	197,438
PIK Group (GDR)*	13,669	28,978
Sanyo Electric Taiwan Co. Ltd.	5,950	6,984
Skyworth Digital Holdings Ltd.	51,812	25,739
Steinhoff International Holdings Ltd.	77,414	387,196
Tatung Co. Ltd.*	36,000	11,884
Welling Holding Ltd.	384,000	110,988
Zeng Hsing Industrial Co. Ltd.	4,000	21,141

		3,280,129
Household Products - 0.3%
Hindustan Unilever Ltd.	27,054	306,915
Kimberly-Clark de Mexico SAB de CV, Class A	63,500	161,281
LG Household & Health Care Ltd.	385	180,542
LG Household & Health Care Ltd. (Preference)	64	15,473
NVC Lighting Holdings Ltd.	170,000	38,826
Unilever Indonesia Tbk PT	62,800	166,798
Vinda International Holdings Ltd.	2,000	3,375

		873,210
Independent Power and Renewable Electricity Producers - 1.3%
Aboitiz Power Corp.	114,800	96,899
Adani Power Ltd.*	65,813	61,548
AES Gener S.A.	150,184	75,779
AES Tiete S.A.	1,300	9,082

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
AES Tiete S.A. (Preference)	4,400	$36,642
Akenerji Elektrik Uretim A/S*	46,194	25,195
Aksa Enerji Uretim A/S*	20,458	26,703
Beijing Jingneng Clean Energy Co. Ltd., Class H	310,000	132,399
China Longyuan Power Group Corp., Class H	110,000	112,128
China Power International Development Ltd.	86,000	36,175
China Power New Energy Development Co. Ltd.*	440,000	27,251
China Resources Power Holdings Co. Ltd.	86,000	241,353
Cia Energetica de Sao Paulo (Preference), Class B	9,700	123,417
Colbun S.A.	406,132	104,390
CPFL Energias Renovaveis S.A.*	7,600	43,268
Datang International Power Generation Co. Ltd., Class H	188,000	93,635
E.ON Russia JSC*	4,687,451	315,425
Edegel SAA	22,666	23,116
Electricity Generating PCL (NVDR)	7,900	35,920
Empresa Nacional de Electricidad S.A.	147,911	218,909
Energy Development Corp.	273,600	38,636
First Gen Corp.*	349,300	178,747
Glow Energy PCL (NVDR)	19,000	50,296
Huadian Fuxin Energy Corp. Ltd., Class H	200,000	102,451
Huadian Power International Corp. Ltd., Class H	484,000	299,141
Huaneng Power International, Inc., Class H	128,000	143,194
Huaneng Renewables Corp. Ltd., Class H	408,000	136,877

	Shares	Value
Common Stocks - (continued)
Independent Power and Renewable Electricity Producers - (continued)
Jaiprakash Power Ventures Ltd.*	176,967	$55,410
JSW Energy Ltd.	132,583	164,955
NHPC Ltd.	43,444	16,402
NTPC Ltd.	52,474	125,761
Ratchaburi Electricity Generating Holding PCL (NVDR)	39,300	66,398
Reliance Power Ltd.*	14,713	22,487
SPCG PCL (NVDR)*	19,100	14,752
Taiwan Cogeneration Corp.	53,000	36,583
Tractebel Energia S.A.	6,700	100,534

		3,391,858
Industrial Conglomerates - 1.6%
Aboitiz Equity Ventures, Inc.	87,220	110,630
Aditya Birla Nuvo Ltd.	952	23,222
Alarko Holding A/S	24,443	53,782
Alfa SAB de CV, Class A	124,100	338,830
Alliance Global Group, Inc.	110,100	66,723
Allied Electronics Corp. Ltd. (Preference)	76,442	185,461
Antarchile S.A.	5,230	67,443
Beijing Enterprises Holdings Ltd.	23,500	205,283
Berjaya Corp. Bhd	830,500	131,227
Berli Jucker PCL	200	350
Berli Jucker PCL (NVDR)	13,300	23,299
Bidvest Group Ltd.	12,381	333,807
Boustead Holdings Bhd	38,300	62,795
Cahya Mata Sarawak Bhd	38,700	47,709
Citic Pacific Ltd.	55,000	109,857
CJ Corp.	543	77,130
Daesang Holdings Co. Ltd.	4,288	82,810
DMCI Holdings, Inc.	27,330	45,917
Dogan Sirketler Grubu Holding A/S*	10,842	4,094
Doosan Corp.	204	24,511

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - (continued)
Enka Insaat Ve Sanayi A/S	16,578	$43,278
Far Eastern New Century Corp.	121,160	136,151
Grupo Carso SAB de CV	23,900	134,987
HAP Seng Consolidated Bhd	30,700	33,716
Harim Holdings Co. Ltd.*	7,498	42,821
Hosken Consolidated Investments Ltd.	2,125	33,700
Jaiprakash Associates Ltd.*	44,598	43,071
JG Summit Holdings, Inc.	144,020	175,553
KAP Industrial Holdings Ltd.	76,957	28,725
KOC Holding A/S	29,582	155,139
LG Corp.	4,232	285,743
MMC Corp. Bhd	19,700	15,410
Quinenco S.A.	5,791	12,110
Reunert Ltd.	18,264	109,569
Samsung Techwin Co. Ltd.	1,788	84,455
San Miguel Corp.	27,780	50,474
Shanghai Industrial Holdings Ltd.	14,000	46,787
Siemens Ltd.	2,046	29,637
Sigdo Koppers S.A.	10,813	15,968
Sime Darby Bhd	126,219	375,182
SK Holdings Co. Ltd.	1,083	184,390
SM Investments Corp.	6,590	120,796
Tianjin Development Hldgs Ltd.	56,000	45,739
Turkiye Sise Ve Cam Fabrikalari A/S	8,622	12,540
Yazicilar Holding A/S, Class A	823	7,366

		4,218,187
Insurance - 2.7%
Anadolu Hayat Emeklilik A/S	9,693	22,999
Bajaj Finserv Ltd.	2,163	33,746
Bangkok Insurance PCL (NVDR)	2,080	22,802

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Bangkok Life Assurance PCL (NVDR)	8,100	$23,460
BB Seguridade Participacoes S.A.	29,800	433,737
Cathay Financial Holding Co. Ltd.	346,962	583,100
China Life Insurance Co. Ltd.	102,420	98,699
China Life Insurance Co. Ltd., Class H	315,000	949,058
China Pacific Insurance Group Co. Ltd., Class H	110,800	439,623
China Taiping Insurance Holdings Co. Ltd.*	29,000	63,538
Discovery Ltd.	11,052	96,943
Dongbu Insurance Co. Ltd.	1,946	110,946
Hanwha General Insurance Co. Ltd.*	11,772	68,718
Hanwha Life Insurance Co. Ltd.	6,870	45,851
Hyundai Marine & Fire Insurance Co. Ltd.	2,840	84,273
Korean Reinsurance Co.	2,535	27,869
Liberty Holdings Ltd.	3,013	36,410
LIG Insurance Co. Ltd.	1,290	36,836
Long Bon International Co. Ltd.	101,000	72,914
LPI Capital Bhd	14,500	79,124
MAX India Ltd.	47,250	239,597
Mercuries Life Insurance Co. Ltd.*	31,982	19,729
Meritz Fire & Marine Insurance Co. Ltd.	1,700	22,163
MMI Holdings Ltd.	45,041	109,235
New China Life Insurance Co. Ltd., Class H	51,000	185,573
Panin Financial Tbk PT*	2,027,700	43,435
People’s Insurance Co. Group of China Ltd., Class H	287,000	127,390
PICC Property & Casualty Co. Ltd., Class H	125,940	204,753
Ping An Insurance Group Co. of China Ltd., Class H	82,000	703,608

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Porto Seguro S.A.	3,700	$51,241
Powszechny Zaklad Ubezpieczen S.A.	2,322	327,168
Qualitas Controladora SAB de CV	20,100	54,454
Rand Merchant Insurance Holdings Ltd.	26,324	76,320
Samsung Fire & Marine Insurance Co. Ltd.	1,529	420,983
Samsung Fire & Marine Insurance Co. Ltd. (Preference)	84	15,609
Samsung Life Insurance Co. Ltd.	2,510	256,409
Sanlam Ltd.	77,387	441,221
Santam Ltd.	665	12,403
Shin Kong Financial Holding Co. Ltd.	295,916	98,673
Sul America S.A.	46,839	282,990
Tongyang Life Insurance	230	2,249

		7,025,849
Internet & Catalog Retail - 0.2%
Amway Malaysia Hldgs Bhd	11,100	41,747
B2W Cia Digital*	16,329	238,138
CJ O Shopping Co. Ltd.	100	38,430
GS Home Shopping, Inc.	85	23,039
Hyundai Home Shopping Network Corp.	189	30,524
Interpark Corp.	3,713	40,639
Interpark INT Corp.*	1,402	26,121

		438,638
Internet Software & Services - 2.0%
Ahnlab, Inc.	620	23,495
Daou Technology, Inc.	5,740	62,546
Daum Communications Corp.	804	103,018
HC International, Inc.*	12,000	25,920
Info Edge India Ltd.	5,013	57,168
Just Dial Ltd.*	2,530	69,919
NAVER Corp.	1,231	897,036
Pacific Online Ltd.	46,000	25,582
PChome Online, Inc.*	6,000	62,422
SINA Corp.*	2,600	125,814
Sohu.com, Inc.*	1,200	68,064
Tencent Holdings Ltd.	221,500	3,669,731

		5,190,715

	Shares	Value
Common Stocks - (continued)
IT Services - 1.5%
AGTech Holdings Ltd.*	204,000	$38,957
Cielo S.A.	30,480	559,049
CMC Ltd.	2	64
Datasonic Group Bhd	61,000	35,119
EOH Holdings Ltd.	9,235	81,177
HCL Technologies Ltd.	10,759	276,448
Hexaware Technologies Ltd.	9,883	23,212
Hi Sun Technology China Ltd.*	204,000	55,277
Infosys Ltd.	15,561	865,860
Infosys Ltd. (ADR)	4,216	231,121
Kginicis Co. Ltd.	650	7,020
Mindtree Ltd.	2,758	47,846
Mphasis Ltd.	8,245	62,305
My EG Services Bhd	30,900	27,845
Posco ICT Co. Ltd.	4,391	30,630
SK C&C Co. Ltd.	943	154,590
Sonda S.A.	15,472	35,428
Systex Corp.	16,000	27,156
Tata Consultancy Services Ltd.	19,910	848,755
Tech Mahindra Ltd.	2,455	87,236
Travelsky Technology Ltd., Class H	97,000	87,863
Wipro Ltd.	26,253	236,146

		3,819,104
Leisure Products - 0.1%
Giant Manufacturing Co. Ltd.	11,000	91,149
Goodbaby International Holdings Ltd.	93,000	46,800
Johnson Health Tech Co. Ltd.	9,045	23,736
KMC Kuei Meng International, Inc.	2,000	9,803
Merida Industry Co. Ltd.	7,000	55,203
Topkey Corp.	2,192	11,841

		238,532
Life Sciences Tools & Services - 0.0%†
Divi’s Laboratories Ltd.	817	19,924

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Machinery - 1.3%
AIA Engineering Ltd.	4,413	$56,852
Airtac International Group	4,280	40,674
Ashok Leyland Ltd.*	76,098	42,938
China Conch Venture Holdings Ltd.	38,000	92,278
China International Marine Containers Group Co. Ltd., Class H	13,400	29,497
China Rongsheng Heavy Industries Group Holdings Ltd.*	141,000	28,746
China Yuchai International Ltd.	4,800	98,256
CIMC Enric Holdings Ltd.	20,000	23,948
Coastal Contracts Bhd*	19,900	31,880
CSBC Corp. Taiwan	55,000	32,828
CSR Corp. Ltd., Class H	66,000	59,613
Cummins India Ltd.	2,089	21,629
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,810	92,113
Doosan Engine Co. Ltd.*	1,060	8,560
Doosan Infracore Co. Ltd.*	4,730	60,284
Eicher Motors Ltd.	571	80,183
Famur S.A.	13,030	15,146
Haitian International Holdings Ltd.	30,000	70,451
Hanjin Heavy Industries & Construction Co. Ltd.*	18,844	131,634
Hiwin Technologies Corp.	7,090	77,072
Hyundai Elevator Co. Ltd.*	2,455	90,762
Hyundai Heavy Industries Co. Ltd.	1,802	263,853
Hyundai Mipo Dockyard	482	58,149
Hyundai Rotem Co. Ltd.	540	12,977
Iochpe-Maxion S.A.	23,100	169,231
Jain Irrigation Systems Ltd.	28,794	48,717
King Slide Works Co. Ltd.	3,000	40,214

	Shares	Value
Common Stocks - (continued)
Machinery - (continued)
Kinik Co.	10,000	$27,343
Lonking Holdings Ltd.	664,000	119,948
Marcopolo S.A. (Preference)	48,800	85,931
Nak Sealing Technologies Corp.	6,000	25,009
Otokar Otomotiv Ve Savunma Sanayi A/S	706	18,990
Pipavav Defence & Offshore Engineering Co. Ltd.*	18,118	16,016
Randon Participacoes S.A. (Preference)	49,675	137,018
Rechi Precision Co. Ltd.	21,969	22,892
Samsung Heavy Industries Co. Ltd.	7,020	191,576
San Shing Fastech Corp.*	9,000	26,409
Sany Heavy Equipment International Holdings Co. Ltd.*	336,000	79,339
Shanghai Zhenhua Heavy Industries Co. Ltd., Class B*	147,700	58,785
Shin Zu Shing Co. Ltd.	12,000	30,811
Sinotruk Hong Kong Ltd.	11,000	5,819
Taewoong Co. Ltd.*	940	21,034
Thermax Ltd.	2,214	31,989
TK Corp.*	823	12,171
Turk Traktor Ve Ziraat Makineleri A/S	564	19,850
United Tractors Tbk PT	70,500	139,447
WEG S.A.	13,660	165,241
Weichai Power Co. Ltd., Class H	25,000	109,677
Yungtay Engineering Co. Ltd.	11,000	28,243
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	230,000	145,418

		3,297,441

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Marine - 0.5%
China COSCO Holdings Co. Ltd., Class H*	402,000	$174,285
China Shipping Container Lines Co. Ltd., Class H*	494,000	144,056
China Shipping Development Co. Ltd., Class H*	140,000	93,212
Chinese Maritime Transport Ltd.	8,000	9,243
Evergreen Marine Corp. Taiwan Ltd.*	23,000	13,306
Grindrod Ltd.	56,091	136,819
Hanjin Shipping Co. Ltd.*	9,511	51,356
Hyundai Merchant Marine Co. Ltd.*	2,575	26,054
Korea Line Corp.*	1,439	31,850
Malaysian Bulk Carriers Bhd	25,400	13,988
MISC Bhd	43,500	88,742
Precious Shipping PCL (NVDR)	15,700	11,686
Shih Wei Navigation Co. Ltd.	78,484	53,911
Sincere Navigation Corp.	13,000	11,943
Sinotrans Shipping Ltd.*	77,500	21,400
Taiwan Navigation Co. Ltd.	26,000	19,073
Thoresen Thai Agencies PCL (NVDR)*	47,514	29,151
Trada Maritime Tbk PT*^	179,500	28,605
Trencor Ltd.	46,389	329,028
U-Ming Marine Transport Corp.	7,000	11,111
Wan Hai Lines Ltd.*	13,000	6,849
Wisdom Marine Lines Co. Ltd.	59,192	68,786
Yang Ming Marine Transport Corp.*	41,000	17,089

		1,391,543
Media - 1.8%
Astro Malaysia Holdings Bhd	71,100	74,748
BEC World PCL (NVDR)	47,300	73,653

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Caxton and CTP Publishers and Printers Ltd.	43,634	$64,210
Cheil Worldwide, Inc.*	3,790	79,646
ChinaVision Media Group Ltd.*	400,000	83,096
CJ CGV Co. Ltd.	1,248	55,792
CJ E&M Corp.*	570	21,628
CJ Hellovision Co. Ltd.	670	8,865
Cyfrowy Polsat S.A.	11,336	84,944
Daekyo Co. Ltd.	4,590	30,143
Dish TV India Ltd.*	17,517	16,975
Dogan Yayin Holding A/S*	39,184	8,950
Global City Holdings N.V.*	2,153	24,062
Global Mediacom Tbk PT	276,500	45,854
Grupo Televisa SAB	110,300	785,678
Hyundai Hy Communications & Networks Co. Ltd.	3,530	16,090
KT Skylife Co. Ltd.	520	11,358
Loen Entertainment, Inc.*	845	25,115
Major Cineplex Group PCL (NVDR)	20,200	12,456
Media Nusantara Citra Tbk PT	139,500	31,509
Media Prima Bhd	108,400	84,115
Megacable Holdings SAB de CV	11,400	48,898
MNC Investama Tbk PT	3,776,300	120,033
MNC Sky Vision Tbk PT	53,000	8,766
Multiplus S.A.	4,800	70,436
Naspers Ltd., Class N	16,950	2,104,701
Phoenix Satellite Television Holdings Ltd.	20,000	6,942
SBS Media Holdings Co. Ltd.	3,440	12,266
SM Entertainment Co.*	1,773	57,959
Smiles S.A.	3,400	59,105
Star Publications Malaysia Bhd	20,000	16,458
Sun TV Network Ltd.	2,095	14,703

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Surya Citra Media Tbk PT	172,049	$56,470
TV Azteca SAB de CV	155,700	85,304
TV18 Broadcast Ltd.*	39,466	19,465
TVN S.A.*	13,881	63,120
VGI Global Media PCL (NVDR)	16,848	6,768
Wisdom Holdings Group	71,000	38,019
YG Entertainment, Inc.	871	30,337
Zee Entertainment Enterprises Ltd.	23,604	113,374

		4,572,011
Metals & Mining - 4.6%
African Rainbow Minerals Ltd.	4,852	90,307
Alrosa AO	17,347	21,437
Aluminum Corp. of China Ltd., Class H*	144,000	66,518
Aneka Tambang Persero Tbk PT	224,500	24,627
Angang Steel Co. Ltd., Class H	126,000	94,134
Anglo American Platinum Ltd.*	2,867	126,093
AngloGold Ashanti Ltd.*	16,873	288,210
ArcelorMittal South Africa Ltd.*	4,451	15,783
Assore Ltd.	1,522	50,519
Bhushan Steel Ltd.	4,127	26,918
Bradespar S.A.	700	5,731
Bradespar S.A. (Preference)	9,600	97,657
Bumi Resources Minerals Tbk PT*	1,298,000	31,616
CAP S.A.	3,573	48,261
Chiho-Tiande Group Ltd.*	48,000	18,271
China Hongqiao Group Ltd.	12,500	10,726
China Metal Products	23,260	28,581
China Metal Recycling Holdings Ltd.*^	51,000	—
China Molybdenum Co. Ltd., Class H	446,000	295,221
China Steel Corp.*	521,550	451,299

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
China Zhongwang Holdings Ltd.	26,800	$9,683
Chinalco Mining Corp. International*	128,000	16,846
Chun Yuan Steel	194,000	78,274
Chung Hung Steel Corp.*	90,000	24,098
Cia Siderurgica Nacional S.A.	29,900	150,694
Dongkuk Steel Mill Co. Ltd.	20,927	162,269
Eregli Demir Ve Celik Fabrikalari TAS	61,336	129,526
Ezz Steel*	5,211	12,346
Feng Hsin Iron & Steel Co.	28,000	38,794
Fosun International Ltd.	81,500	103,899
Gerdau S.A.	4,800	22,878
Gerdau S.A. (Preference)	36,900	217,241
Gloria Material Technology Corp.	39,900	33,860
Gold Fields Ltd.	33,372	131,414
Grupa Kety S.A.	1,194	84,117
Grupo Mexico SAB de CV	161,200	572,173
Grupo Simec SAB de CV*	8,200	39,101
Harmony Gold Mining Co. Ltd.*	48,026	148,427
Hindalco Industries Ltd.	46,174	146,252
Hindustan Zinc Ltd.	6,592	17,558
Honbridge Holdings Ltd.*	164,000	31,318
Hunan Nonferrous Metal Corp. Ltd., Class H*	134,000	45,992
Hyundai Hysco Co. Ltd.	304	24,578
Hyundai Steel Co.	3,786	291,727
Impala Platinum Holdings Ltd.	23,507	233,238
Industrias CH SAB de CV*	19,900	111,252
Industrias Penoles SAB de CV	5,875	146,686
Inner Mongolia Eerduosi Resourses Co. Ltd., Class B^	171,244	133,998

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Izmir Demir Celik Sanayi A/S*	4,467	$5,747
Jastrzebska Spolka Weglowa S.A.*	1,645	21,887
Jiangxi Copper Co. Ltd., Class H	66,000	126,379
Jindal Steel & Power Ltd.	16,986	77,124
JSW Steel Ltd.	4,586	89,439
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class A*	7,571	10,729
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class B*	16,712	23,761
Kardemir Karabuk Demir Celik Sanayi Ve Ticaret A/S, Class D*	29,112	31,485
KGHM Polska Miedz S.A.	6,796	279,322
KISWIRE Ltd.	1,774	74,215
Korea Zinc Co. Ltd.	377	152,216
Koza Altin Isletmeleri A/S	1,684	17,428
Koza Anadolu Metal Madencilik Isletmeleri A/S*	71,209	84,316
Krakatau Steel Persero Tbk PT*	141,000	5,614
Kumba Iron Ore Ltd.	3,576	125,147
Magnitogorsk Iron & Steel Works*	236,000	44,837
Magnitogorsk Iron & Steel Works OJSC (GDR)*	16,812	41,610
Managem	196	29,060
Metalurgica Gerdau S.A.	400	2,313
Metalurgica Gerdau S.A. (Preference)	11,400	80,699
Minera Frisco SAB de CV*	28,600	57,230
MMC Norilsk Nickel OJSC*	1,663	328,996
MMC Norilsk Nickel OJSC (ADR)	7,127	140,046
MMG Ltd.	88,000	35,200
MOIL Ltd.	9,107	44,863
Nickel Asia Corp.	69,475	57,523

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
NMDC Ltd.	38,691	$108,710
North Mining Shares Co. Ltd.*^	840,000	47,148
Northam Platinum Ltd.*	8,338	34,242
Novolipetsk Steel OJSC*	29,448	39,196
Polyus Gold OJSC*	2,752	37,177
Poongsan Corp.	8,120	237,395
POSCO	2,974	976,529
POSCO Chemtech Co. Ltd.	267	38,186
Press Metal Bhd	71,600	119,184
Royal Bafokeng Platinum Ltd.*	5,164	35,177
Seah Besteel Corp.	761	26,617
SeAH Steel Corp.	801	74,579
Sesa Sterlite Ltd.	51,008	244,621
Severstal OAO	3,213	30,882
Severstal OAO (GDR)	4,939	47,785
Shougang Fushan Resources Group Ltd.	104,000	27,241
Sibanye Gold Ltd.	31,836	75,576
Sociedad Minera Cerro Verde SAA*	451	11,455
Sociedad Minera el Brocal SAA*	640	3,178
Steel Authority of India Ltd.	38,744	56,238
STP & I PCL (NVDR)	44,600	27,224
TA Chen Stainless Pipe	64,900	42,524
Tata Steel Ltd.	13,679	125,077
Timah Persero Tbk PT	237,504	29,130
Ton Yi Industrial Corp.	19,000	17,771
Tung Ho Steel Enterprise Corp.*	25,000	21,924
Usinas Siderurgicas de Minas Gerais S.A.*	5,300	17,075
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A*	14,900	53,198
Vale Indonesia Tbk PT	68,500	23,814
Vale S.A.	57,200	821,687
Vale S.A. (Preference)	84,000	1,081,742
Volcan Cia Minera SAA, Class B	74,876	31,349

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
VSMPO-AVISMA Corp.*	396	$83,235
YC INOX Co. Ltd.	97,000	93,314
Yeong Guan Energy Technology Group Co. Ltd.	5,000	23,758
Yieh Phui Enterprise Co. Ltd.	54,000	17,538
Young Poong Corp.	29	38,371
Zhaojin Mining Industry Co. Ltd., Class H	95,500	60,011
Zijin Mining Group Co. Ltd., Class H	178,000	46,395

		11,863,587
Multiline Retail - 0.9%
Aeon Co. M Bhd	15,200	19,166
El Puerto de Liverpool SAB de CV	9,700	107,871
The Eslite Spectrum Corp.	1,000	5,885
Far Eastern Department Stores Ltd.	20,600	21,019
Golden Eagle Retail Group Ltd.	26,000	33,682
Grupo Sanborns SAB de CV	12,500	20,659
Hyundai Department Store Co. Ltd.	617	88,542
Hyundai Greenfood Co. Ltd.	930	15,065
Intime Retail Group Co. Ltd.	27,500	25,690
Lojas Americanas S.A.	4,375	22,938
Lojas Americanas S.A. (Preference)	32,350	206,587
Lojas Renner S.A.	5,200	157,200
Lotte Shopping Co. Ltd.	476	147,498
Maoye International Holdings Ltd.	584,000	97,961
Marisa Lojas S.A.	5,300	34,758
Matahari Department Store Tbk PT	49,500	61,995
Matahari Putra Prima Tbk PT	95,800	24,369
Mercuries & Associates Ltd.	124,520	83,250
Mitra Adiperkasa Tbk PT	80,200	36,022

	Shares	Value
Common Stocks - (continued)
Multiline Retail - (continued)
Multipolar Tbk PT	2,447,600	$158,558
New World Department Store China Ltd.	117,000	52,536
Parkson Holdings Bhd*	13,370	12,132
Parkson Retail Group Ltd.	175,000	52,613
Poya Co. Ltd.	4,040	23,575
Ramayana Lestari Sentosa Tbk PT	311,000	29,011
Ripley Corp. S.A.	72,182	43,107
Robinson Department Store PCL (NVDR)	19,300	35,462
SACI Falabella	30,854	243,832
Shinsegae Co. Ltd.	329	75,060
Springland International Holdings Ltd.	269,000	111,070
Taiwan FamilyMart Co. Ltd.	2,000	14,238
Woolworths Holdings Ltd.	33,135	256,355

		2,317,706
Multi-Utilities - 0.0%†
YTL Corp. Bhd	188,400	92,549
YTL Power International Bhd*	55,860	25,868

		118,417
Oil, Gas & Consumable Fuels - 8.0%
Adaro Energy Tbk PT	466,500	47,748
AK Transneft OAO (Preference)*	520	1,075,360
The Bangchak Petroleum PCL (NVDR)	10,400	9,312
Banpu PCL (NVDR)	37,800	36,493
Bashneft OAO	1,400	77,009
Bashneft OAO (Preference)*	1,172	48,835
Bharat Petroleum Corp. Ltd.	8,004	76,724
Cairn India Ltd.	23,453	122,162
China Coal Energy Co. Ltd., Class H	162,000	98,035
China Petroleum & Chemical Corp., Class H	1,139,200	1,131,843
China Shenhua Energy Co. Ltd., Class H	147,000	436,255

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
China Suntien Green Energy Corp. Ltd., Class H	597,000	$186,417
CNOOC Ltd.	800,000	1,432,765
Coal India Ltd.	25,958	157,706
Cosan S.A. Industria e Comercio	4,700	76,933
COSCO International Holdings Ltd.	96,000	40,506
Ecopetrol S.A.	212,447	359,916
Empresas COPEC S.A.	20,264	247,374
Energy Absolute PCL (NVDR)	105,600	72,022
Energy Earth PCL (NVDR)	81,000	15,388
Essar Oil Ltd.*	52,232	99,247
Esso Thailand PCL (NVDR)*	355,100	65,800
Exxaro Resources Ltd.	4,606	62,537
Formosa Petrochemical Corp.	51,000	130,436
Gazprom OAO	372,698	1,378,559
Gazprom OAO (ADR)	73,857	542,849
Grupa Lotos S.A.*	1,462	16,980
GS Holdings	2,273	104,268
Gujarat Mineral Development Corp. Ltd.	25,548	65,113
Hankook Shell Oil Co. Ltd.	56	27,841
Harum Energy Tbk PT	269,200	49,062
Hindustan Petroleum Corp. Ltd.	3,954	26,087
Indian Oil Corp. Ltd.	11,043	60,440
Indo Tambangraya Megah Tbk PT	13,100	29,589
Inner Mongolia Yitai Coal Co. Ltd., Class B	57,800	85,024
Inner Mongolia Yitai Coal Co. Ltd., Class H	10,000	14,322
IRPC PCL (NVDR)	293,800	30,926
Kunlun Energy Co. Ltd.	132,000	225,506
Lubelski Wegiel Bogdanka S.A.	1,075	39,450
Lukoil OAO*	16,947	950,194
Lukoil OAO (ADR)	5,205	291,740
Medco Energi Internasional Tbk PT	117,500	35,471

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
MIE Holdings Corp.	378,000	$64,869
MOL Hungarian Oil & Gas PLC	1,898	91,664
NOVATEK OAO	28,906	296,053
Oil & Natural Gas Corp. Ltd.	38,313	250,271
Oil India Ltd.	3,776	35,250
PetroChina Co. Ltd., Class H	924,000	1,213,711
Petroleo Brasileiro S.A.	130,300	1,040,836
Petroleo Brasileiro S.A. (Preference)	184,700	1,563,417
Petron Corp.	52,500	14,876
Petronas Dagangan Bhd	9,600	55,870
Petronet LNG Ltd.*	11,664	35,201
Polski Koncern Naftowy Orlen S.A.	13,498	159,929
Polskie Gornictwo Naftowe i Gazownictwo S.A.*	83,265	129,052
PTT Exploration & Production PCL	469	2,373
PTT Exploration & Production PCL (NVDR)	57,521	291,098
PTT PCL (NVDR)	36,900	366,587
QGEP Participacoes S.A.	14,600	60,374
Reliance Industries Ltd.	34,243	569,439
Reliance Industries Ltd. (GDR)(a)	11,217	372,517
Rosneft OAO*	37,557	234,687
Rosneft OAO (GDR)	16,544	102,490
Sasol Ltd.	23,323	1,348,540
Semirara Mining Corp.	4,150	33,597
Shell Refining Co. Federation of Malaya Bhd*	42,300	72,794
Siamgas & Petrochemicals PCL (NVDR)	62,000	30,508
Sinopec Kantons Holdings Ltd.	36,000	26,802
SK Gas Ltd.	1,186	128,079
SK Innovation Co. Ltd.	2,633	265,132
S-Oil Corp.	2,071	111,222

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Sugih Energy Tbk PT*	1,844,700	$65,965
Surgutneftegas OAO*	234,801	163,567
Surgutneftegas OAO (ADR)	12,190	84,720
Surgutneftegas OAO (Preference)	234,413	172,952
Surgutneftegas OAO (Preference) (ADR)	12,172	87,152
Tambang Batubara Bukit Asam Persero Tbk PT	27,500	27,672
Tatneft OAO*	43,229	257,896
Tatneft OAO (ADR)	3,003	107,327
Tatneft OAO (Preference)*	3,554	13,077
Thai Oil PCL (NVDR)	33,400	53,829
Tupras Turkiye Petrol Rafinerileri A/S	5,950	145,203
Ultrapar Participacoes S.A.	14,100	323,891
Yanchang Petroleum International Ltd.*	1,570,000	79,006
Yanzhou Coal Mining Co. Ltd., Class H	94,000	77,140

		20,706,879
Paper & Forest Products - 0.5%
Chung Hwa Pulp Corp.*	90,000	28,360
Duratex S.A.	16,385	60,669
Empresas CMPC S.A.	53,387	120,013
Fibria Celulose S.A.*	10,600	104,835
Hansol Paper Co.	13,170	154,398
Indah Kiat Pulp & Paper Corp. Tbk PT*	969,100	114,676
Jaya Tiasa Holdings Bhd	35,400	27,137
Lee & Man Paper Manufacturing Ltd.	59,000	35,933
Long Chen Paper Co. Ltd.	145,038	76,413
Mondi Ltd.	4,720	82,913
Nine Dragons Paper Holdings Ltd.	56,000	46,462
Sappi Ltd.*	29,707	112,796
Shihlin Paper Corp.*	8,000	12,191
Superb Summit International Group Ltd.*	395,000	48,929

	Shares	Value
Common Stocks - (continued)
Paper & Forest Products - (continued)
Suzano Papel e Celulose S.A. (Preference), Class A	36,800	$142,432
Ta Ann Holdings Bhd	11,100	14,830
YFY, Inc.	31,000	14,575

		1,197,562
Personal Products - 0.5%
Able C&C Co. Ltd.	1,053	26,841
Amorepacific Corp.	141	242,808
Amorepacific Corp. (Preference)	24	19,730
AMOREPACIFIC Group	94	81,027
Colgate-Palmolive India Ltd.	786	20,340
Dabur India Ltd.	10,097	34,576
Emami Ltd.	1,351	12,112
Godrej Consumer Products Ltd.	5,316	73,843
Grape King Bio Ltd.	8,000	38,547
Hengan International Group Co. Ltd.	33,500	359,852
Hypermarcas S.A.*	14,500	116,274
Korea Kolmar Holdings Co. Ltd.*	1,948	93,339
Marico Ltd.	4,975	21,015
Microbio Co. Ltd.	35,365	37,677
Natura Cosmeticos S.A.	6,700	104,881

		1,282,862
Pharmaceuticals - 1.6%
Adcock Ingram Holdings Ltd.*	22,162	109,357
Alembic Pharmaceuticals Ltd.	5,526	31,779
Aspen Pharmacare Holdings Ltd.	14,452	391,828
Aurobindo Pharma Ltd.	4,229	49,765
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	34,000	41,546
Bukwang Pharmaceutical Co. Ltd.	1,125	18,388
Cadila Healthcare Ltd.	1,230	22,684
Celltrion, Inc.*	2,838	110,030
Center Laboratories, Inc.*	10,000	39,681

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
CFR Pharmaceuticals S.A.	64,963	$21,735
China Medical System Holdings Ltd.	39,000	48,460
China Shineway Pharmaceutical Group Ltd.	31,000	52,000
China Traditional Chinese Medicine Co. Ltd.*	68,000	29,306
Cipla Ltd.	14,814	111,737
Consun Pharmaceutical Group Ltd.*	39,000	27,979
CSPC Pharmaceutical Group Ltd.	124,000	96,479
CTC BIO, Inc.*	1,617	20,215
Daewoong Pharmaceutical Co. Ltd.	452	27,001
Dawnrays Pharmaceutical Holdings Ltd.	36,000	29,218
Dong-A Socio Holdings Co. Ltd.	267	33,380
Dong-A ST Co. Ltd.	547	53,111
Dr. Reddy’s Laboratories Ltd.	2,142	99,405
Dr. Reddy’s Laboratories Ltd. (ADR)*	2,656	118,856
EIS Eczacibasi Ilac Ve Sinai Ve Finansal Yatirimlar Sanayi Ve Ticaret A/S	24,251	24,532
Genomma Lab Internacional SAB de CV, Class B*	91,300	243,825
GlaxoSmithKline Pharmaceuticals Ltd.	690	28,451
Glenmark Pharmaceuticals Ltd.	2,467	26,874
Green Cross Holdings Corp.	2,280	34,604
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	22,000	70,400
Hanmi Pharm Co. Ltd.*	595	50,594
Hanmi Science Co. Ltd.*	1,660	22,449

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Hua Han Bio-Pharmaceutical Holdings Ltd., Class H	180,800	$51,090
Huons Co. Ltd.*	664	29,070
Ilyang Pharmaceutical Co. Ltd.	1,310	30,588
Kalbe Farma Tbk PT	946,600	141,448
Komipharm International Co. Ltd.*	3,041	23,994
Kwang Dong Pharmaceutical Co. Ltd.	3,838	35,847
LG Life Sciences Ltd.*	1,448	44,799
Lijun International Pharmaceutical Holding Ltd.	142,000	63,213
Livzon Pharmaceutical Group, Inc., Class H	8,400	52,025
Lotus Pharmaceutical Co. Ltd.*	8,000	42,148
Lupin Ltd.	3,852	75,213
OTCPharm*^	996	—
Piramal Enterprises Ltd.	8,650	92,785
Ranbaxy Laboratories Ltd.*	5,313	50,815
Ranbaxy Laboratories Ltd. (GDR)*	211	1,953
Richter Gedeon Nyrt	16,615	272,307
ScinoPharm Taiwan Ltd.*	9,200	22,210
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H*	12,500	41,532
Sihuan Pharmaceutical Holdings Group Ltd.	150,000	92,709
Sino Biopharmaceutical Ltd.	112,000	96,392
Standard Chemical & Pharmaceutical Co. Ltd.	14,000	19,700
Sun Pharmaceutical Industries Ltd.	27,732	362,421
Tempo Scan Pacific Tbk PT	21,000	5,442
Tong Ren Tang Technologies Co. Ltd.	58,000	82,621
Torrent Pharmaceuticals Ltd.*	3,906	47,997
TTY Biopharm Co. Ltd.	6,267	17,031
Wockhardt Ltd.	3,395	37,693

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Yuhan Corp.	282	$48,562
YungShin Global Holding Corp.	13,000	25,186

		3,992,460
Professional Services - 0.0%†
Sporton International, Inc.	6,000	29,110

Real Estate Investment Trusts (REITs) - 0.6%
Acucap Properties Ltd.	30,676	128,956
Capital Property Fund	58,630	63,190
CapitaMalls Malaysia Trust	147,000	68,992
Emira Property Fund	50,015	67,766
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	85,986	111,433
Fibra Uno Administracion S.A. de CV	61,900	217,326
Fortress Income Fund Ltd.	37,696	55,753
Fountainhead Property Trust	12,733	9,529
Growthpoint Properties Ltd.	83,904	194,326
Hyprop Investments Ltd.	7,010	54,260
IGB Real Estate Investment Trust	33,800	13,643
KLCCP Stapled Group	9,500	19,054
Mexico Real Estate Management S.A. de CV	69,700	140,527
Pavilion Real Estate Investment Trust	22,500	9,786
Redefine Properties Ltd.	132,098	118,582
Resilient Property Income Fund Ltd.	12,749	76,257
S.A. Corporate Real Estate Fund Nominees Pty Ltd.	164,844	64,606
Sunway Real Estate Investment Trust	39,400	17,629
Torunlar Gayrimenkul Yatirim Ortakligi A/S	51,371	86,211
Vukile Property Fund Ltd.	57,858	89,623

		1,607,449

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - 3.4%
Agile Property Holdings Ltd.	30,000	$25,626
Agung Podomoro Land Tbk PT	1,573,000	45,515
Alam Sutera Realty Tbk PT	3,614,600	163,910
Aliansce Shopping Centers S.A.	11,900	98,208
Attacq Ltd.*	22,378	38,423
Ayala Land, Inc.	230,400	165,063
Bangkokland PCL (NVDR)	71,000	4,599
Beijing Properties Holdings Ltd.*	668,000	67,231
Belle Corp.	581,100	66,824
BR Malls Participacoes S.A.	19,000	165,272
BR Properties S.A.	21,300	131,885
Bumi Serpong Damai PT	242,500	33,199
C C Land Holdings Ltd.	470,000	103,703
Carnival Group International Holdings Ltd.*	900,000	116,128
Cathay Real Estate Development Co. Ltd.	23,000	13,115
Central China Real Estate Ltd.	283,000	83,256
Central Pattana PCL (NVDR)	75,200	111,828
China Merchants Property Development Co. Ltd., Class B	77,100	134,501
China New Town Development Co. Ltd.*	467,000	26,946
China Overseas Grand Oceans Group Ltd.	14,000	11,363
China Overseas Land & Investment Ltd.	174,000	534,345
China Resources Land Ltd.	94,000	220,747
China SCE Property Holdings Ltd.	394,800	80,488
China South City Holdings Ltd.	78,000	39,553
Chong Hong Construction Co.	6,000	16,466
Cie Generale Immobiliere	297	26,705

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
CIFI Holdings Group Co. Ltd.	126,000	$25,200
Ciputra Development Tbk PT	305,000	30,428
COFCO Land Holdings Ltd.*	124,000	30,880
Country Garden Holdings Co. Ltd.	255,754	131,011
DLF Ltd.*	13,867	45,423
Douja Promotion Groupe Addoha S.A.	4,779	32,514
Eastern & Oriental Bhd	82,000	74,919
Echo Investment S.A.*	40,752	81,953
Evergrande Real Estate Group Ltd.	284,000	123,860
Fantasia Holdings Group Co. Ltd.	781,500	95,796
Farglory Land Development Co. Ltd.	20,261	28,578
Filinvest Land, Inc.	2,932,000	98,453
Franshion Properties China Ltd.	130,000	38,580
Future Land Development Holdings Ltd.	758,000	72,376
Gemdale Properties & Investment Corp. Ltd.	964,000	73,388
Globe Trade Centre S.A.*	33,045	73,861
Glorious Property Holdings Ltd.*	795,000	117,967
Goldin Properties Holdings Ltd.*	44,000	23,504
Grand Canal Land PCL	254,100	26,114
Greenland Hong Kong Holdings Ltd.	21,000	10,432
Greentown China Holdings Ltd.	18,000	23,202
Guangzhou R&F Properties Co. Ltd., Class H	45,600	67,311
Haesung Industrial Co. Ltd.	418	35,665
Hemaraj Land and Development PCL (NVDR)	249,700	28,617
Highwealth Construction Corp.*	7,000	16,199

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Hongkong Land Holdings Ltd.	49,000	$335,650
Hopson Development Holdings Ltd.*	16,000	18,023
Huaku Development Co. Ltd.	10,000	23,875
Huang Hsiang Construction Co.	4,000	5,269
Hung Poo Real Estate Development Corp.*	108,000	90,032
Hung Sheng Construction Co. Ltd.	165,000	111,964
Hutchison Harbour Ring Ltd.	126,000	9,592
Hydoo International Holding Ltd.	66,000	14,052
IGB Corp. Bhd	2,700	2,399
Iguatemi Empresa de Shopping Centers S.A.	5,900	63,481
IJM Land Bhd	21,600	22,776
IOI Properties Group Bhd*	85,800	67,652
Jiangsu Future Land Co. Ltd., Class B^	162,800	82,540
Jingrui Holdings Ltd.	150,000	75,096
Kaisa Group Holdings Ltd.	66,000	24,271
Kee Tai Properties Co. Ltd.	118,000	74,956
Kingdom Construction Co.	50,000	48,767
King’s Town Construction Co. Ltd.*	99,000	79,723
KOREIT	25,697	60,377
KrisAssets Holdings Bhd*^	17,100	—
Kuoyang Construction Co. Ltd.	130,000	63,072
KWG Property Holding Ltd.	19,418	14,332
Land and Houses PCL (NVDR)	78,900	23,220
Lippo Karawaci Tbk PT	941,500	89,454
Longfor Properties Co. Ltd.	50,000	72,258
LPN Development PCL (NVDR)	46,700	31,996
Mah Sing Group Bhd	69,299	51,822

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
MBK PCL (NVDR)	236,000	$117,596
Medinet Nasr Housing*	8,448	48,301
Megaworld Corp.	413,000	40,369
Mingfa Group International Co. Ltd.*	36,000	8,408
MNC Land Tbk PT*	276,937	30,977
Multiplan Empreendimentos Imobiliarios S.A.	4,700	111,967
New World China Land Ltd.	110,000	65,858
Pakuwon Jati Tbk PT	229,500	8,227
Palm Hills Developments SAE*	33,158	19,431
Parque Arauco S.A.	53,070	98,954
Poly Property Group Co. Ltd.	141,000	68,953
Powerlong Real Estate Holdings Ltd.*	523,000	79,630
Prince Housing & Development Corp.	39,027	17,568
Pruksa Real Estate PCL (NVDR)	8,300	8,659
Quality Houses PCL (NVDR)	1,127,400	138,336
Radium Life Tech Co. Ltd.	13,366	9,671
Redco Properties Group Ltd.(a)	56,000	25,146
Renhe Commercial Holdings Co. Ltd.*	544,000	27,375
Road King Infrastructure Ltd.	103,000	96,620
Robinsons Land Corp.	31,900	16,618
Ruentex Development Co. Ltd.	23,820	42,970
Sansiri PCL (NVDR)	1,026,900	64,601
Sao Carlos Empreendimentos e Participacoes S.A.	1,100	17,554
Sentul City Tbk PT*	4,068,000	41,813
Shanghai Industrial Urban Development Group Ltd.*	134,000	27,664

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	67,800	$106,921
Shenzhen Investment Ltd.	91,796	31,862
Shimao Property Holdings Ltd.	56,000	130,064
Shining Building Business Co. Ltd.*	29,700	27,036
Shui On Land Ltd.	188,666	50,879
Sino-Ocean Land Holdings Ltd.	144,267	84,698
Sinyi Realty Co.	9,223	12,025
SM Prime Holdings, Inc.	231,800	81,674
Sobha Developers Ltd.	2,976	22,226
Soho China Ltd.	117,500	99,154
SP Setia Bhd Group	14,686	16,083
Summarecon Agung Tbk PT	313,000	36,498
Sunac China Holdings Ltd.	40,000	32,980
Sunty Development Co. Ltd.*	75,728	58,583
Sunway Bhd	42,533	42,719
Supalai PCL (NVDR)	8,600	6,428
Talaat Moustafa Group	43,834	57,750
Tian An China Investment Co. Ltd.	118,000	88,614
Ticon Industrial Connection PCL (NVDR)	165,480	90,187
Times Property Holdings Ltd.	163,000	65,200
Tropicana Corp. Bhd	100,900	45,146
UEM Sunrise Bhd	46,300	30,567
Unitech Ltd.*	159,786	67,191
UOA Development Bhd	166,700	107,969
Vista Land & Lifescapes, Inc.	1,072,900	144,846
Wanda Commercial Properties Group Co. Ltd.*	28,000	9,032
WHA Corp. PCL (NVDR)	28,900	31,051

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
Wuzhou International Holdings Ltd.	434,000	$89,039
YeaShin International Development Co. Ltd.	50,503	32,333
Yuexiu Property Co. Ltd.	244,000	55,096
Yuzhou Properties Co. Ltd.	343,200	78,825
Zall Development Group Ltd.*	59,000	20,935
Zhong An Real Estate Ltd.	285,000	48,542
Zhuguang Holdings Group Co. Ltd.*	44,000	10,446

		8,633,644
Road & Rail - 0.2%
ALL - America Latina Logistica S.A.	20,200	77,559
BTS Group Holdings PCL (NVDR)	262,600	69,923
CJ Korea Express Co. Ltd.*	357	47,063
Evergreen International Storage & Transport Corp.	41,000	26,864
Guangshen Railway Co. Ltd., Class H	198,000	80,221
JSL S.A.	6,400	31,069
Localiza Rent a Car S.A.	5,620	90,108

		422,807
Semiconductors & Semiconductor Equipment - 6.8%
A-DATA Technology Co. Ltd.	18,000	43,035
Advanced Semiconductor Engineering, Inc.*	259,000	310,045
ALI Corp.	42,000	41,525
Ardentec Corp.	152,890	131,531
Chipbond Technology Corp.	23,000	37,542
ChipMOS Technologies, Inc.*	27,000	37,363
Duksan Hi-Metal Co. Ltd.*	1,383	22,538
Elan Microelectronics Corp.	11,000	18,010

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Elite Advanced Laser Corp.	8,000	$34,145
Elite Semiconductor Memory Technology, Inc.	22,000	35,322
eMemory Technology, Inc.	3,000	27,610
Eo Technics Co. Ltd.	703	47,466
Epistar Corp.	33,000	72,625
E-Ton Solar Tech Co. Ltd.*	38,000	25,089
Eugene Technology Co. Ltd.	1,620	24,587
Everlight Electronics Co. Ltd.	10,000	22,708
Faraday Technology Corp.	34,000	43,195
FocalTech Corp. Ltd.*	12,000	98,034
Formosa Epitaxy, Inc.*	34,000	21,144
GCL-Poly Energy Holdings Ltd.*	384,000	125,357
GemVax & Kael Co. Ltd.*	2,273	48,319
Gigasolar Materials Corp.*	1,150	21,781
Gintech Energy Corp.*	32,000	29,557
Global Mixed Mode Technology, Inc.	5,000	16,272
Global Unichip Corp.	7,000	19,887
Greatek Electronics, Inc.*	13,000	16,906
Green Energy Technology, Inc.*	15,000	12,754
Hanergy Solar Group Ltd.*	536,000	84,376
Hermes Microvision, Inc.	2,000	79,028
Holtek Semiconductor, Inc.	19,000	37,316
Iljin Display Co. Ltd.	6,280	53,767
Inotera Memories, Inc.*	113,000	197,066
King Yuan Electronics Co. Ltd.	40,000	33,145
Kinsus Interconnect Technology Corp.	10,000	41,681
Landing International Development Ltd.*	325,000	22,226

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Leeno Industrial, Inc.	1,098	$38,243
Lextar Electronics Corp.*	25,000	24,967
Lumens Co. Ltd.*	4,254	34,476
Macronix International*	66,000	17,166
MediaTek, Inc.	61,000	953,967
Montage Technology Group Ltd.*	2,700	58,185
Motech Industries, Inc.	12,000	16,326
Neo Solar Power Corp.	23,914	23,922
Novatek Microelectronics Corp.	22,000	112,973
On-Bright Electronics, Inc.*	3,000	21,057
OptoTech Corp.	36,000	17,706
Parade Technologies Ltd.	2,400	30,811
Phison Electronics Corp.	4,000	29,677
Pixart Imaging, Inc.	12,000	34,412
Powertech Technology, Inc.	24,000	40,414
Radiant Opto-Electronics Corp.	17,330	72,523
Realtek Semiconductor Corp.	17,070	54,586
Richtek Technology Corp.	5,000	29,177
Samsung Electronics Co. Ltd.	4,890	6,389,327
Samsung Electronics Co. Ltd. (Preference)	910	949,973
Semiconductor Manufacturing International Corp.*	960,000	89,187
Seoul Semiconductor Co. Ltd.	1,429	40,179
Shunfeng Photovoltaic International Ltd.*	34,000	37,860
Sigurd Microelectronics Corp.	120,000	128,845
Siliconware Precision Industries Co.	147,000	205,382
Sino-American Silicon Products, Inc.*	17,000	29,534
SK Hynix, Inc.*	22,750	1,005,971
Sonix Technology Co. Ltd.	17,000	29,364

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,065,000	$4,297,004
Taiwan Surface Mounting Technology Co. Ltd.	75,920	111,641
TOPCO Scientific Co. Ltd.	46,000	95,100
Transcend Information, Inc.	3,000	10,304
United Microelectronics Corp.	527,000	246,898
Unity Opto Technology Co. Ltd.*	25,000	28,427
Vanguard International Semiconductor Corp.	30,000	43,665
Via Technologies, Inc.*	25,000	18,882
Visual Photonics Epitaxy Co. Ltd.	38,000	37,950
Win Semiconductors Corp.	22,000	19,514
Winbond Electronics Corp.*	156,000	56,960
Wonik IPS Co. Ltd.*	4,502	50,370

		17,465,877
Software - 0.5%
Actoz Soft Co. Ltd.*	355	9,204
Asseco Poland S.A.	2,197	29,253
Boyaa Interactive International Ltd.	26,000	30,462
CD Projekt S.A.*	7,867	38,544
Com2uSCorp*	822	77,174
Cyberlink Corp.	7,240	23,756
Forgame Holdings Ltd.*	14,200	33,677
Gamevil, Inc.*	544	55,625
Golfzon Co. Ltd.	1,238	24,029
Hancom, Inc.*	1,934	47,416
Kingdee International Software Group Co. Ltd.*	198,000	69,491
Kingsoft Corp. Ltd.	23,000	69,000
Linx S.A.	2,700	64,703
NCSoft Corp.	752	114,133
Neowiz Games Corp.*	1,456	25,781
NetDragon Websoft, Inc.	18,000	34,002

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Software - (continued)
NHN Entertainment Corp.*	512	$35,517
Oracle Financial Services Software Ltd.*	654	35,817
Soft-World International Corp.	11,000	33,855
Totvs S.A.	15,200	261,081
Vakrangee Ltd.*	21,952	50,253
WeMade Entertainment Co. Ltd.*	828	30,370
X-Legend Entertainment Co. Ltd.*	4,000	30,811
XPEC Entertainment, Inc.*	5,000	27,093

		1,251,047
Specialty Retail - 0.7%
Ace Hardware Indonesia Tbk PT	662,500	52,931
Baoxin Auto Group Ltd.	15,000	12,155
Belle International Holdings Ltd.	193,000	241,311
BerMaz Motor Sdn Bhd*	39,200	31,645
China Harmony Auto Holding Ltd.	118,500	66,512
China Yongda Automobiles Services Holdings Ltd.	16,500	14,563
China ZhengTong Auto Services Holdings Ltd.	32,500	18,116
Cia Hering	16,400	154,019
The Foschini Group Ltd.	8,651	94,829
GOME Electrical Appliances Holding Ltd.	445,447	75,869
Grupo Elektra SAB de CV	1,930	49,858
Hengdeli Holdings Ltd.	526,800	91,765
Home Product Center PCL (NVDR)	87,554	28,085
Hotai Motor Co. Ltd.	9,000	117,341
Indomobil Sukses Internasional Tbk PT	24,500	9,607
JD Group Ltd.	16,959	39,484
Kolao Holdings	1,207	25,365
LOTTE Himart Co. Ltd.	231	15,417
Mr. Price Group Ltd.	10,110	191,511

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
National Petroleum Co. Ltd.	27,000	$30,431
Senao International Co. Ltd.	1,000	2,197
Seobu T&D*	498	9,375
Shinsegae International Co. Ltd.	150	13,207
Siam Global House PCL (NVDR)	35,933	14,324
Super Group Ltd.*	43,819	122,872
Truworths International Ltd.	18,950	133,047
Tsann Kuen Enterprise Co. Ltd.	50,000	65,189
Via Varejo S.A.*	4,800	50,354
Zhongsheng Group Holdings Ltd.	17,500	22,332

		1,793,711
Technology Hardware, Storage & Peripherals - 1.4%
Acer, Inc.*	103,000	82,429
Adlink Technology, Inc.	7,490	19,106
Advantech Co. Ltd.	13,000	102,086
ASROCK, Inc.	4,000	15,472
Asustek Computer, Inc.	31,000	330,782
Aten International Co. Ltd.	7,000	18,930
Casetek Holdings Ltd.	4,000	23,208
Catcher Technology Co. Ltd.	30,000	248,087
Chicony Electronics Co. Ltd.	28,230	78,978
Clevo Co.	18,322	34,030
CMC Magnetics Corp.*	945,000	149,047
Compal Electronics, Inc.	191,000	177,055
Coolpad Group Ltd.	1,424,000	336,246
Elitegroup Computer Systems Co. Ltd.	19,220	13,651
Ennoconn Corp.*	4,000	29,410
Foxconn Technology Co. Ltd.	32,700	81,561
Getac Technology Corp.*	98,000	55,063
Gigabyte Technology Co. Ltd.	18,000	24,909
Gigastorage Corp.*	31,000	31,734

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - (continued)
HTC Corp.*	34,000	$150,219
IEI Integration Corp.	18,900	35,229
Inventec Corp.	102,000	91,662
KONA I Co. Ltd.	974	33,214
Lenovo Group Ltd.	258,000	354,873
Lite-On Technology Corp.	97,730	165,547
Micro-Star International Co. Ltd.	23,000	35,701
Pegatron Corp.	80,000	153,387
Primax Electronics Ltd.*	9,000	14,060
Qisda Corp.*	157,000	78,527
Quanta Computer, Inc.	109,000	306,761
Quanta Storage, Inc.	65,000	78,244
Ritek Corp.*	205,000	30,897
Sindoh Co. Ltd.	1,195	83,360
TCL Communication Technology Holdings Ltd.	55,000	69,193
TSC Auto ID Technology Co. Ltd.	3,000	30,911
Wistron Corp.	101,645	97,952

		3,661,521
Textiles, Apparel & Luxury Goods - 1.1%
361 Degrees International Ltd.	288,000	67,633
Aksa Akrilik Kimya Sanayii	36,771	131,989
Alpargatas S.A. (Preference)	18,684	88,064
ANTA Sports Products Ltd.	32,000	52,851
Arezzo Industria e Comercio S.A.	4,600	58,507
Arvind Ltd.	15,281	58,236
Bata India Ltd.	1,012	20,853
Billion Industrial Holdings Ltd.	148,000	62,637
Bosideng International Holdings Ltd.	78,000	13,285
Boyner Perakende Ve Tekstil Yatirimlari A/S*	415	10,195
CCC S.A.	506	17,791
China Dongxiang Group Co. Ltd.	237,000	46,482

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
China Lilang Ltd.	191,000	$125,690
Citychamp Watch & Jewellery Group Ltd.*	248,000	32,000
Daphne International Holdings Ltd.	310,000	136,399
Eclat Textile Co. Ltd.	6,060	68,199
Feng TAY Enterprise Co. Ltd.*	16,640	47,995
Fila Korea Ltd.	1,095	96,306
Formosa Taffeta Co. Ltd.	23,000	25,501
Grendene S.A.	26,800	157,188
Guararapes Confeccoes S.A.	200	8,808
Handsome Co. Ltd.	910	24,391
Hansae Co. Ltd.	1,390	36,648
Huvis Corp.*	5,230	56,480
Lealea Enterprise Co. Ltd.*	3,150	1,082
LF Corp.	5,710	160,826
Li Ning Co. Ltd.*	166,000	100,884
Li Peng Enterprise Co. Ltd.*	157,083	62,855
LPP S.A.	35	87,422
Makalot Industrial Co. Ltd.	13,000	66,757
Nien Hsing Textile Co. Ltd.	17,546	15,797
Page Industries Ltd.*	644	85,500
Peak Sport Products Co. Ltd.	93,000	24,840
Pou Chen Corp.	99,000	111,744
Ruentex Industries Ltd.	17,140	43,437
Shenzhou International Group Holdings Ltd.	26,000	82,361
Shinkong Textile Co. Ltd.	15,000	20,207
Tainan Spinning Co. Ltd.	46,675	30,894
Taiwan Paiho Ltd.	24,000	31,891
Texhong Textile Group Ltd.	93,500	71,060
Titan Co. Ltd.	5,577	31,427
Toray Chemical Korea, Inc.*	2,632	28,296
Toung Loong Textile Manufacturing	7,000	21,124

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - (continued)
XTEP International Holdings Ltd.	309,500	$132,186
Youngone Corp.	640	26,774
Youngone Holdings Co. Ltd.	315	24,149

		2,705,641
Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp.	64,761	1,143,222
Indiabulls Housing Finance Ltd.	6,896	46,727
LIC Housing Finance Ltd.*	8,105	38,796
Malaysia Building Society Bhd	47,030	33,109

		1,261,854
Tobacco - 0.6%
British American Tobacco Malaysia Bhd	4,700	103,676
Eastern Tobacco	425	10,105
Gudang Garam Tbk PT*	23,500	110,015
ITC Ltd.	100,257	589,806
KT&G Corp.	4,955	480,146
Souza Cruz S.A.	16,200	150,783

		1,444,531
Trading Companies & Distributors - 0.4%
Adani Enterprises Ltd.	6,485	46,482
AKR Corporindo Tbk PT	54,500	20,713
Barloworld Ltd.	8,561	81,484
CITIC Resources Holdings Ltd.*	286,000	42,807
Daewoo International Corp.	1,880	68,224
Hyundai Corp.	760	26,877
iMarketKorea, Inc.	1,530	47,559
Invicta Holdings Ltd.	7,428	76,245
LG International Corp.	1,502	43,693
Mills Estruturas e Servicos de Engenharia S.A.	9,400	97,779
Samsung C&T Corp.	5,604	401,824
SK Networks Co. Ltd.*	3,140	34,521
Yinson Holdings Bhd	53,400	49,290

		1,037,498

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - 0.9%
Adani Ports and Special Economic Zone Ltd.	15,420	$66,383
Airports of Thailand PCL (NVDR)	17,000	113,298
Arteris S.A.	2,800	21,761
Bangkok Expressway PCL (NVDR)	117,200	135,961
Beijing Capital International Airport Co. Ltd., Class H	54,000	37,277
CCR S.A.	38,500	304,309
China Merchants Holdings International Co. Ltd.	43,554	147,802
China Resources and Transportation Group Ltd.*	400,000	16,516
Citra Marga Nusaphala Persada Tbk PT	193,100	65,548
COSCO Pacific Ltd.	84,553	127,647
EcoRodovias Infraestrutura e Logistica S.A.	5,700	34,161
Grupo Aeroportuario del Centro Norte Sab de CV*	24,100	95,322
Grupo Aeroportuario del Pacifico SAB de CV, Class B	34,000	228,131
Grupo Aeroportuario del Sureste SAB de CV, Class B	8,400	104,383
Hopewell Highway Infrastructure Ltd.	23,500	12,099
International Container Terminal Services, Inc.	31,250	81,431
Jasa Marga Persero Tbk PT	69,500	38,569
Jiangsu Expressway Co. Ltd., Class H	40,000	48,774
Lingkaran Trans Kota Holdings Bhd	21,100	25,352
Malaysia Airports Holdings Bhd	33,514	78,647
OHL Mexico SAB de CV*	26,500	76,879
Prumo Logistica S.A.*	108,560	49,827
Shenzhen International Holdings Ltd.	27,662	34,336

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
TAV Havalimanlari Holding A/S	5,572	$45,846
Tianjin Port Development Holdings Ltd.	666,000	109,997
Westports Holdings Bhd	27,200	24,170
Yuexiu Transport Infrastructure Ltd.	220,000	145,341
Zhejiang Expressway Co. Ltd., Class H	68,000	73,439

		2,343,206
Water Utilities - 0.4%
Aguas Andinas S.A., Class A	100,721	63,536
Beijing Enterprises Water Group Ltd.	124,000	80,960
Cia de Saneamento Basico do Estado de Sao Paulo	15,100	134,613
Cia de Saneamento de Minas Gerais-COPASA	18,900	310,871
CT Environmental Group Ltd.	62,000	44,080
Eastern Water Resources Development and Management PCL (NVDR)	49,700	17,026
Guangdong Investment Ltd.	94,000	105,764
Inversiones Aguas Metropolitanas S.A.	55,058	86,827
Manila Water Co., Inc.	73,600	45,365
TTW PCL (NVDR)	42,200	15,771

		904,813
Wireless Telecommunication Services - 3.8%
Advanced Info Service PCL (NVDR)	47,400	307,045
Almendral S.A.	2,119,696	180,073
America Movil SAB de CV	1,532,500	1,805,462
Axiata Group Bhd	117,600	256,100
Bharti Airtel Ltd.*	28,349	174,668
Bharti Infratel Ltd.	6,022	25,472
China Mobile Ltd.	259,500	2,876,246
DiGi.Com Bhd	160,500	285,746
ENTEL Chile S.A.	5,689	68,891

	Shares	Value
Common Stocks - (continued)
Wireless Telecommunication Services - (continued)
Far EasTone Telecommunications Co. Ltd.	68,000	$141,263
Global Telecom Holding SAE*	112,384	81,419
Globe Telecom, Inc.	1,060	42,298
Idea Cellular Ltd.	29,849	77,357
Indosat Tbk PT*	17,000	5,888
Intouch Holdings PCL (NVDR)	72,000	153,597
Maxis Bhd	99,000	209,399
MegaFon OAO*	4,096	112,722
Mobile Telesystems OJSC	43,909	339,481
MTN Group Ltd.	73,157	1,518,230
Orascom Telecom Media And Technology Holding SAE*	65,405	11,526
Philippine Long Distance Telephone Co.	1,685	118,198
Reliance Communications Ltd.	17,244	38,478
Sistema JSFC*	99,972	110,375
Sistema JSFC (GDR)	2,108	52,299
Taiwan Mobile Co. Ltd.	70,000	214,742
Tim Participacoes S.A.	38,400	204,380
Tower Bersama Infrastructure Tbk PT	55,500	39,788
Turkcell Iletisim Hizmetleri A/S*	34,171	223,012
Vodacom Group Ltd.	15,659	183,410

		9,857,565

Total Common Stocks (Cost $242,858,894)		255,472,242

	No. of Rights
Right - 0.0%†
AK Holdings, Inc., expiring 08/13/14 at 46700.00 KRW*	109	1,098
Bizlink Holding, Inc., expiring 09/09/14 at 112.20 TWD*^	210	69

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

	No. of Rights	Value
Right - (continued)
Cia de Transmissao de Energia Eletrica Paulista, expiring 08/19/14 at 25.04 BRL*	776	$1,291
Hanjin Heavy Industries & Construction Co. Ltd., expiring 08/07/14 at 5800.00 KRW*^	7,182	10,761
Indian Hotels Co. Ltd., expiring 08/20/14 at 55.00 INR*^	9,075	5,893
Innolux Corp., expiring 08/04/14 at 12.50 TWD*^	21,489	1,290
JB Financial Group Co. Ltd., expiring 09/03/14 at 5960.00 KRW*^	4,234	5,561
Makalot Industrial Co. Ltd., expiring 08/13/14 at 106.00 TWD*^	1,143	1,829
Steinhoff International Holdings Ltd., expiring 08/01/14 at 5200.00 ZAR*^	12,841	1,713
True Corp. PCL, expiring 08/28/14 at 6.45 THB*^	80,116	7,610
Yeong Guan Energy Group Co., expiring 08/04/14 at 118.00 TWD*^	178	145

Total Rights (Cost $—)		37,260

	No. of Warrants
Warrant - 0.0%†
Energy Earth PCL, expiring 08/22/14 at 7.00 THB*^	38,571	—
Golden Meditech Holdings Ltd., expiring 08/01/14 at 1.40 HKD*^	10,712	—
Grand Canal Land PCL, expiring 03/24/20 at 1.00 THB*^	16,940	1,213

	No. of Warrants	Value
Warrant - (continued)
VGI Global Media PCL, expiring 12/12/49 at 14.00 THB*^	4,212	$—

Total Warrants (Cost $—)		1,213

Total Investment Securities (Cost $242,858,894) — 99.3%		255,510,715

Other assets less liabilities — 0.7%		1,849,050

Net Assets — 100.0%		$257,359,765

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2014, the value of these securities amounted to $637,932 or 0.25% of net assets.
*	Non-income producing security.
†	Amount represents less than 0.05%.
(a)	144A security — Certain conditions for public sale may exist.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

BRL — Brazilian Real

GDR — Global Depositary Receipt

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

THB — Thai Baht

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,704,221
Aggregate gross unrealized depreciation	(13,483,000)

Net unrealized appreciation	$12,221,221

Federal income tax cost of investments	$243,289,494

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
FTSE/JSE Top 40 Index Futures Contracts	12	09/18/14	$517,064	$(835)
Hang Seng Index Futures Contracts	4	08/28/14	639,118	18,075
MSCI Taiwan Index Futures Contracts	14	08/28/14	465,360	(8,966)
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	09/18/14	324,439	9,739
SGX S&P CNX Nifty Index Futures Contracts	19	08/28/14	294,158	(4,606)
SPI 200® Index Futures Contract	1	09/18/14	129,461	4,903

				$18,310

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2014:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
HKD	1,783,000	Citibank N.A.	USD	230,056	09/17/14	$22
HKD	2,170,237	Citibank N.A.	USD	280,000	09/17/14	48
INR	11,484,550	UBS AG	USD	190,000	09/17/14	(2,263)
USD	430,000	Morgan Stanley	HKD	3,332,779	09/17/14	(63)

						$(2,256)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2014 (Unaudited)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Brazil	10.5%
Chile	1.4
China	20.4
Colombia	1.0
Czech Republic	0.2
Egypt	0.3
Hong Kong	0.0 †
Hungary	0.2
India	7.5
Indonesia	2.7
Malaysia	3.7
Mexico	4.4
Morocco	0.1
Peru	0.3
Philippines	1.4
Poland	1.6
Russia	4.7
South Africa	7.4
South Korea	15.0
Taiwan	12.2
Thailand	2.5
Turkey	1.8
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Aerospace & Defense - 2.8%
The Boeing Co.	42,180	$5,081,846
Exelis, Inc.	21,558	363,037
Lockheed Martin Corp.	19,536	3,261,926
Northrop Grumman Corp.	25,604	3,156,205
Raytheon Co.	26,196	2,377,811

		14,240,825
Air Freight & Logistics - 1.1%
United Parcel Service, Inc., Class B	58,016	5,632,773

Auto Components - 0.1%
Autoliv, Inc.	4,292	427,097

Automobiles - 0.1%
Thor Industries, Inc.	7,252	384,138

Banks - 7.3%
Bank of America Corp.	103,896	1,584,414
Bank of Hawaii Corp.	33,300	1,904,094
BankUnited, Inc.	3,742	116,900
Citigroup, Inc.	24,716	1,208,860
Cullen/Frost Bankers, Inc.	9,176	715,453
Fifth Third Bancorp	40,996	839,598
JPMorgan Chase & Co.	145,040	8,364,457
Trustmark Corp.	49,580	1,141,827
U.S. Bancorp/MN	17,760	746,453
Umpqua Holdings Corp.	24,124	408,178
Valley National Bancorp	96,644	925,849
Wells Fargo & Co.	380,656	19,375,390
		37,331,473
Beverages - 1.1%
The Coca-Cola Co.	52,244	2,052,667
Dr. Pepper Snapple Group, Inc.	47,508	2,791,570
PepsiCo, Inc.	9,916	873,599

		5,717,836
Capital Markets - 2.1%
Ameriprise Financial, Inc.	24,716	2,956,034
Federated Investors, Inc., Class B	90,724	2,560,231
Invesco Ltd.	82,732	3,113,205
Waddell & Reed Financial, Inc., Class A	34,188	1,804,785

		10,434,255

	Shares	Value
Common Stocks - (continued)
Chemicals - 4.1%
The Dow Chemical Co.	143,560	$7,331,610
E.I. du Pont de Nemours & Co.	60,384	3,883,295
LyondellBasell Industries N.V., Class A	52,392	5,566,650
Olin Corp.	72,816	1,934,721
The Scotts Miracle-Gro Co., Class A	38,036	2,023,515

		20,739,791
Commercial Services & Supplies - 1.2%
Covanta Holding Corp.	33,152	676,964
Deluxe Corp.	43,364	2,385,454
KAR Auction Services, Inc.	17,464	511,870
Pitney Bowes, Inc.	23,680	640,781
R.R. Donnelley & Sons Co.	58,460	1,014,865
Waste Management, Inc.	6,364	285,680
West Corp.	14,804	381,499

		5,897,113
Communications Equipment - 1.7%
Cisco Systems, Inc.	278,980	7,038,665
Harris Corp.	9,620	656,757
QUALCOMM, Inc.	10,508	774,440

		8,469,862
Consumer Finance - 0.1%
SLM Corp.	47,508	420,921

Containers & Packaging - 1.3%
Avery Dennison Corp.	38,628	1,823,628
Greif, Inc., Class A	40,256	2,020,046
Packaging Corp. of America	13,938	922,138
Sonoco Products Co.	51,504	2,015,867

		6,781,679
Distributors - 0.0%†
Genuine Parts Co.	2,684	222,289

Diversified Consumer Services - 0.2%
H&R Block, Inc.	35,964	1,155,523

Diversified Telecommunication Services - 3.0%
AT&T, Inc.	195,360	6,952,863
CenturyLink, Inc.	31,376	1,231,194
Frontier Communications Corp.	494,468	3,238,765
Verizon Communications, Inc.	5,424	273,478
Windstream Holdings, Inc.	319,828	3,665,229

		15,361,529

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - 2.0%
American Electric Power Co., Inc.	29,600	$1,538,904
Entergy Corp.	41,292	3,007,296
Hawaiian Electric Industries, Inc.	26,936	636,228
Pinnacle West Capital Corp.	30,340	1,622,887
The Southern Co.	45,584	1,973,331
UIL Holdings Corp.	17,464	613,161
Westar Energy, Inc.	19,536	704,078

		10,095,885
Electrical Equipment - 0.1%
Emerson Electric Co.	6,480	412,452
Rockwell Automation, Inc.	868	96,921

		509,373
Electronic Equipment, Instruments & Components - 0.1%
AVX Corp.	38,332	521,315

Energy Equipment & Services - 1.8%
Helmerich & Payne, Inc.	33,892	3,601,364
Noble Corp. PLC	27,380	858,910
RPC, Inc.	128,612	2,893,770
Schlumberger Ltd.	8,140	882,295
Transocean Ltd.	22,348	901,518

		9,137,857
Food & Staples Retailing - 1.1%
Safeway, Inc.	68,968	2,376,637
Sysco Corp.	69,116	2,466,750
Wal-Mart Stores, Inc.	10,804	794,959

		5,638,346
Food Products - 1.0%
Archer-Daniels-Midland Co.	74,888	3,474,803
Kraft Foods Group, Inc.	32,708	1,752,658

		5,227,461
Gas Utilities - 0.6%
AGL Resources, Inc.	58,756	3,034,160

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc.	9,860	608,756

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - 1.8%
AmerisourceBergen Corp.	39,220	$3,016,410
Cardinal Health, Inc.	40,700	2,916,155
Owens & Minor, Inc.	77,256	2,556,401
WellPoint, Inc.	7,992	877,602

		9,366,568
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	30,340	1,360,445
Cracker Barrel Old Country Store, Inc.	25,900	2,511,264
International Game Technology	212,232	3,593,088
Las Vegas Sands Corp.	30,488	2,251,539
Six Flags Entertainment Corp.	20,128	769,292
Wynn Resorts Ltd.	3,174	676,697

		11,162,325
Household Durables - 1.0%
Garmin Ltd.	16,428	904,197
Leggett & Platt, Inc.	45,584	1,495,155
Tupperware Brands Corp.	33,448	2,434,346

		4,833,698
Household Products - 1.5%
The Clorox Co.	24,864	2,159,936
Kimberly-Clark Corp.	52,392	5,441,957

		7,601,893
Industrial Conglomerates - 2.3%
3M Co.	22,052	3,106,906
General Electric Co.	333,444	8,386,117

		11,493,023
Insurance - 4.4%
Aflac, Inc.	52,984	3,165,264
American National Insurance Co.	5,624	613,016
Arthur J Gallagher & Co.	15,096	679,320
Assurant, Inc.	35,224	2,231,793
Cincinnati Financial Corp.	1,924	88,543
Erie Indemnity Co., Class A	33,152	2,427,390
FNF Group*	26,936	730,235
FNFV Group*	3,519	57,572
Mercury General Corp.	14,800	728,456
Old Republic International Corp.	41,884	602,711

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
PartnerRe Ltd.	27,676	$2,888,267
Principal Financial Group, Inc.	61,568	3,058,698
StanCorp Financial Group, Inc.	36,260	2,187,928
Validus Holdings Ltd.	80,808	2,951,916

		22,411,109
IT Services - 4.1%
Accenture PLC, Class A	80,808	6,406,458
Automatic Data Processing, Inc.	5,359	435,740
Booz Allen Hamilton Holding Corp.	78,292	1,741,214
Broadridge Financial Solutions, Inc.	53,280	2,150,914
International Business Machines Corp.	12,284	2,354,474
Leidos Holdings, Inc.	67,932	2,509,408
Paychex, Inc.	25,752	1,056,089
Visa, Inc., Class A	1,184	249,836
The Western Union Co.	176,416	3,081,988
Xerox Corp.	83,176	1,102,914

		21,089,035
Leisure Products - 0.3%
Hasbro, Inc.	15,540	776,379
Mattel, Inc.	26,492	938,479

		1,714,858
Machinery - 0.3%
Harsco Corp.	51,208	1,294,026

Media - 0.7%
Comcast Corp., Class A	6,212	333,770
Gannett Co., Inc.	19,458	636,666
Meredith Corp.	10,952	502,916
Omnicom Group, Inc.	10,804	756,172
Regal Entertainment Group, Class A	25,456	495,374
The Walt Disney Co.	6,660	571,961

		3,296,859
Metals & Mining - 0.0%†
Cliffs Natural Resources, Inc.	888	15,496
Commercial Metals Co.	11,502	198,294

		213,790

	Shares	Value
Common Stocks - (continued)
Multiline Retail - 0.5%
Kohl’s Corp.	49,876	$2,670,361

Multi-Utilities - 3.5%
Ameren Corp.	12,580	483,701
Black Hills Corp.	16,576	873,721
CenterPoint Energy, Inc.	105,672	2,569,943
Consolidated Edison, Inc.	49,580	2,780,942
DTE Energy Co.	17,464	1,289,193
Integrys Energy Group, Inc.	46,176	3,027,299
Public Service Enterprise Group, Inc.	79,032	2,779,555
SCANA Corp.	5,476	278,619
TECO Energy, Inc.	66,748	1,165,420
Vectren Corp.	72,224	2,751,012

		17,999,405
Oil, Gas & Consumable Fuels - 10.0%
Chevron Corp.	69,264	8,951,679
ConocoPhillips Co.	143,116	11,807,070
CVR Energy, Inc.	58,460	2,752,297
Exxon Mobil Corp.	142,820	14,130,611
HollyFrontier Corp.	56,832	2,671,672
Marathon Petroleum Corp.	10,360	864,853
Occidental Petroleum Corp.	41,736	4,078,024
ONEOK, Inc.	40,848	2,631,837
Spectra Energy Corp.	30,340	1,241,513
Western Refining, Inc.	36,260	1,485,210

		50,614,766
Paper & Forest Products - 0.8%
Domtar Corp.	39,516	1,419,415
International Paper Co.	54,760	2,601,100

		4,020,515
Pharmaceuticals - 7.8%
Bristol-Myers Squibb Co.	52,540	2,659,575
Eli Lilly & Co.	56,980	3,479,199
Johnson & Johnson	9,384	939,244
Merck & Co., Inc.	285,640	16,207,214
Pfizer, Inc.	579,420	16,629,354

		39,914,586
Real Estate Investment Trusts (REITs) - 5.9%
Annaly Capital Management, Inc.	215,488	2,391,917
BioMed Realty Trust, Inc.	15,687	337,270

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
Brandywine Realty Trust	12,005	$186,678
CBL & Associates Properties, Inc.	33,596	628,245
Chimera Investment Corp.	62,604	198,455
Corrections Corp. of America	77,848	2,508,263
Digital Realty Trust, Inc.	46,472	2,992,332
EPR Properties	46,916	2,528,772
The Geo Group, Inc.	76,220	2,622,730
HCP, Inc.	74,000	3,073,220
Highwoods Properties, Inc.	376	15,818
Hospitality Properties Trust	55,944	1,598,320
Liberty Property Trust	15,836	556,952
Medical Properties Trust, Inc.	28,860	388,456
MFA Financial, Inc.	104,044	846,918
National Retail Properties, Inc.	357	12,698
Omega Healthcare Investors, Inc.	69,491	2,539,201
Realty Income Corp.	13,172	567,055
Retail Properties of America, Inc., Class A	19,836	298,532
Senior Housing Properties Trust	100,788	2,304,014
Spirit Realty Capital, Inc.	49,728	575,353
WP Carey, Inc.	40,996	2,694,667

		29,865,866
Road & Rail - 0.1%
Landstar System, Inc.	5,042	333,427

Semiconductors & Semiconductor Equipment - 2.1%
KLA-Tencor Corp.	10,508	751,217
Linear Technology Corp.	54,316	2,397,237
Maxim Integrated Products, Inc.	11,248	329,679
Microchip Technology, Inc.	20,572	926,151
Texas Instruments, Inc.	137,640	6,365,850

		10,770,134
Software - 0.9%
CA, Inc.	93,240	2,692,771
Microsoft Corp.	15,312	660,866
Oracle Corp.	28,712	1,159,678

		4,513,315

	Shares	Value
Common Stocks - (continued)
Specialty Retail - 4.3%
Best Buy Co., Inc.	96,792	$2,877,626
GameStop Corp., Class A	67,932	2,851,106
Guess?, Inc.	89,392	2,325,086
The Home Depot, Inc.	121,064	9,788,024
Rent-A-Center, Inc.	71,336	1,707,784
Staples, Inc.	203,500	2,358,565

		21,908,191
Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	191,660	18,316,946
Diebold, Inc.	16,428	619,007
Hewlett-Packard Co.	183,816	6,545,688
Lexmark International, Inc., Class A	56,980	2,736,749
Seagate Technology PLC	55,352	3,243,627
Western Digital Corp.	16,872	1,684,332

		33,146,349
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	72,816	2,516,521
Hanesbrands, Inc.	36,556	3,571,887

		6,088,408
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc.	22,792	361,937
People’s United Financial, Inc.	38,776	563,028

		924,965
Tobacco - 4.3%
Altria Group, Inc.	253,820	10,305,092
Lorillard, Inc.	48,692	2,944,892
Philip Morris International, Inc.	67,044	5,498,278
Reynolds American, Inc.	59,348	3,314,586

		22,062,848

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - 0.0%†
Veritiv Corp.*	1	$25

Total Common Stocks (Cost $465,519,557)		507,300,602

Total Investment Securities (Cost $465,519,557) — 99.7%		507,300,602

Other assets less liabilities — 0.3%		1,343,484

Net Assets — 100.0%		$508,644,086

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

REIT — Real Estate Investment Trust

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$45,953,308
Aggregate gross unrealized depreciation	(4,267,616)

Net unrealized appreciation	$41,685,692

Federal income tax cost of investments	$465,614,910

Futures Contracts Purchased

FlexShares® Quality Dividend Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 500® Index Futures Contracts	14	09/19/14	$1,347,360	$(12,830)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Aerospace & Defense - 3.4%
The Boeing Co.	6,180	$744,566
Exelis, Inc.	9,940	167,390
L-3 Communications Holdings, Inc.	896	94,044
Lockheed Martin Corp.	2,880	480,874
Northrop Grumman Corp.	3,600	443,772
Raytheon Co.	4,000	363,080

		2,293,726
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	1,820	122,777
United Parcel Service, Inc., Class B	11,180	1,085,466

		1,208,243
Airlines - 0.2%
Delta Air Lines, Inc.	3,726	139,576

Auto Components - 0.2%
Delphi Automotive PLC	1,602	107,014

Banks - 4.6%
Bank of America Corp.	12,900	196,725
Bank of Hawaii Corp.	3,960	226,433
BankUnited, Inc.	960	29,990
Citigroup, Inc.	3,740	182,923
Cullen/Frost Bankers, Inc.	1,280	99,801
FNB Corp./PA	234	2,878
JPMorgan Chase & Co.	8,240	475,201
Trustmark Corp.	3,220	74,157
U.S. Bancorp/MN	3,120	131,134
Umpqua Holdings Corp.	5,140	86,969
Valley National Bancorp	1,700	16,286
Wells Fargo & Co.	29,780	1,515,802

		3,038,299
Beverages-2.0%
The Coca-Cola Co.	2,600	102,154
Dr. Pepper Snapple Group, Inc.	7,540	443,050
PepsiCo, Inc.	8,920	785,852

		1,331,056
Capital Markets - 0.4%
Federated Investors, Inc., Class B	9,280	261,882

	Shares	Value
Common Stocks - (continued)
Chemicals - 3.0%
The Dow Chemical Co.	2,144	$109,494
E.I. du Pont de Nemours & Co.	8,960	576,218
LyondellBasell Industries N.V., Class A	7,440	790,500
Olin Corp.	11,920	316,714
The Scotts Miracle-Gro Co., Class A	3,400	180,880

		1,973,806
Commercial Services & Supplies - 1.4%
Covanta Holding Corp.	4,340	88,623
KAR Auction Services, Inc.	2,520	73,861
Pitney Bowes, Inc.	10,060	272,223
R.R. Donnelley & Sons Co.	11,920	206,931
Republic Services, Inc.	2,360	89,515
Waste Management, Inc.	2,300	103,247
West Corp.	3,180	81,949

		916,349
Communications Equipment - 1.9%
Cisco Systems, Inc.	34,480	869,931
Harris Corp.	3,260	222,560
QUALCOMM, Inc.	2,100	154,770

		1,247,261
Consumer Finance - 0.6%
Santander Consumer USA Holdings, Inc.	16,440	315,155
SLM Corp.	8,080	71,589

		386,744
Containers & Packaging - 1.0%
Bemis Co., Inc.	5,260	205,193
Greif, Inc., Class A	2,260	113,407
Packaging Corp. of America	2,214	146,478
Sonoco Products Co.	5,960	233,274

		698,352
Distributors - 0.3%
Genuine Parts Co.	2,540	210,363

Diversified Consumer Services - 0.2%
H&R Block, Inc.	3,580	115,025

Diversified Telecommunication Services - 3.1%
AT&T, Inc.	22,980	817,858
CenturyLink, Inc.	4,680	183,643

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Frontier Communications Corp.	74,580	$488,499
Verizon Communications, Inc.	1,782	89,849
Windstream Holdings, Inc.	44,680	512,033

		2,091,882
Electric Utilities - 1.6%
American Electric Power Co., Inc.	4,060	211,080
Entergy Corp.	5,280	384,543
Hawaiian Electric Industries, Inc.	1,740	41,099
Pinnacle West Capital Corp.	4,280	228,937
The Southern Co.	4,060	175,757
UIL Holdings Corp.	1,740	61,091

		1,102,507
Electrical Equipment - 0.1%
Emerson Electric Co.	1,568	99,803

Energy Equipment & Services - 1.8%
Helmerich & Payne, Inc.	3,960	420,790
Noble Corp. PLC	4,080	127,990
RPC, Inc.	17,720	398,700
Schlumberger Ltd.	1,780	192,934
Transocean Ltd.	1,660	66,964

		1,207,378
Food & Staples Retailing - 2.3%
Safeway, Inc.	10,440	359,762
Sysco Corp.	8,900	317,641
Wal-Mart Stores, Inc.	11,620	855,000

		1,532,403
Food Products - 0.9%
Archer-Daniels-Midland Co.	4,340	201,376
General Mills, Inc.	3,160	158,474
Kellogg Co.	2,540	151,968
Kraft Foods Group, Inc.	1,380	73,948

		585,766
Gas Utilities - 0.6%
AGL Resources, Inc.	7,540	389,366

Health Care Equipment & Supplies - 0.3%
Abbott Laboratories	5,120	215,654

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - 1.6%
Cardinal Health, Inc.	5,620	$402,673
Owens & Minor, Inc.	9,020	298,472
WellPoint, Inc.	3,340	366,765

		1,067,910
Hotels, Restaurants & Leisure - 2.2%
Brinker International, Inc.	6,120	274,421
Cracker Barrel Old Country Store, Inc.	2,520	244,339
Domino’s Pizza, Inc.	4,700	338,400
McDonald’s Corp.	5,780	546,557
Six Flags Entertainment Corp.	1,340	51,215

		1,454,932
Household Durables - 0.9%
Garmin Ltd.	2,380	130,995
Leggett & Platt, Inc.	7,480	245,344
Tupperware Brands Corp.	3,000	218,340

		594,679
Household Products - 1.4%
The Clorox Co.	4,560	396,127
Kimberly-Clark Corp.	5,060	525,582

		921,709
Industrial Conglomerates - 1.7%
3M Co.	500	70,445
General Electric Co.	41,180	1,035,677

		1,106,122
Insurance - 6.1%
Allied World Assurance Co. Holdings AG	5,740	206,697
American National Insurance Co.	272	29,648
AmTrust Financial Services, Inc.	3,640	155,210
Arthur J Gallagher & Co.	1,940	87,300
Assurant, Inc.	5,660	358,618
Cincinnati Financial Corp.	2,280	104,926
Erie Indemnity Co., Class A	3,820	279,700
Everest Re Group Ltd.	2,400	374,184
First American Financial Corp.	2,620	71,107
FNF Group*	7,740	209,831
FNFV Group*	2,322	37,984

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Marsh & McLennan Cos., Inc.	4,860	$246,742
Mercury General Corp.	1,560	76,783
Old Republic International Corp.	8,900	128,071
PartnerRe Ltd.	3,420	356,911
ProAssurance Corp.	6,920	301,920
The Travelers Cos., Inc.	4,620	413,767
Validus Holdings Ltd.	8,120	296,624
Willis Group Holdings PLC	7,860	320,295

		4,056,318
Internet Software & Services - 0.1%
IAC/InterActiveCorp	1,220	81,984

IT Services - 4.7%
Accenture PLC, Class A	10,380	822,927
Automatic Data Processing, Inc.	2,600	211,406
Booz Allen Hamilton Holding Corp.	11,080	246,419
Broadridge Financial Solutions, Inc.	10,280	415,004
Fidelity National Information Services, Inc.	6,840	385,776
International Business Machines Corp.	1,340	256,838
Leidos Holdings, Inc.	8,260	305,124
Paychex, Inc.	2,800	114,828
Visa, Inc., Class A	140	29,541
The Western Union Co.	18,820	328,785

		3,116,648
Leisure Products - 0.4%
Hasbro, Inc.	5,000	249,800

Media - 2.0%
Cablevision Systems Corp., Class A	17,500	336,350
Comcast Corp., Class A	1,296	69,634
Gannett Co., Inc.	4,680	153,130
John Wiley & Sons, Inc., Class A	864	51,918
Meredith Corp.	2,860	131,331
Omnicom Group, Inc.	982	68,730
Regal Entertainment Group, Class A	5,760	112,090

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Time Warner Cable, Inc.	1,940	$281,494
The Walt Disney Co.	1,820	156,301

		1,360,978
Metals & Mining - 0.1%
Commercial Metals Co.	5,360	92,406

Multiline Retail - 1.4%
Kohl’s Corp.	3,760	201,310
Target Corp.	12,040	717,464

		918,774
Multi-Utilities - 3.8%
Ameren Corp.	1,620	62,289
CenterPoint Energy, Inc.	15,480	376,473
CMS Energy Corp.	13,500	390,555
Consolidated Edison, Inc.	4,960	278,206
Integrys Energy Group, Inc.	5,920	388,115
PG&E Corp.	552	24,658
Public Service Enterprise Group, Inc.	10,640	374,209
TECO Energy, Inc.	9,960	173,902
Vectren Corp.	9,540	363,379
Wisconsin Energy Corp.	3,060	133,355

		2,565,141
Oil, Gas & Consumable Fuels - 10.4%
Chevron Corp.	9,420	1,217,441
ConocoPhillips Co.	18,840	1,554,300
CVR Energy, Inc.	6,280	295,663
Exxon Mobil Corp.	31,120	3,079,013
HollyFrontier Corp.	4,340	204,023
ONEOK, Inc.	5,380	346,633
Spectra Energy Corp.	4,720	193,142
Teekay Corp.	1,476	82,154

		6,972,369
Pharmaceuticals - 8.1%
Bristol-Myers Squibb Co.	9,980	505,188
Eli Lilly & Co.	7,280	444,517
Johnson & Johnson	1,494	149,534
Merck & Co., Inc.	38,660	2,193,568
Pfizer, Inc.	73,460	2,108,302

		5,401,109

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - 6.2%
Annaly Capital Management, Inc.	28,800	$319,680
Chimera Investment Corp.	25,220	79,947
Corrections Corp. of America	6,180	199,120
Digital Realty Trust, Inc.	5,700	367,023
EPR Properties	7,100	382,690
The Geo Group, Inc.	10,680	367,499
HCP, Inc.	9,680	402,010
Health Care REIT, Inc.	1,080	68,720
Highwoods Properties, Inc.	2,022	85,066
Hospitality Properties Trust	7,700	219,989
Liberty Property Trust	2,768	97,351
Medical Properties Trust, Inc.	2,080	27,997
MFA Financial, Inc.	14,020	114,123
National Retail Properties, Inc.	3,960	140,857
Omega Healthcare Investors, Inc.	10,260	374,900
Piedmont Office Realty Trust, Inc., Class A	3,688	71,732
Realty Income Corp.	1,460	62,853
Senior Housing Properties Trust	15,220	347,929
Spirit Realty Capital, Inc.	5,720	66,180
WP Carey, Inc.	5,200	341,796

		4,137,462
Road & Rail - 0.2%
Landstar System, Inc.	1,760	116,389

Semiconductors & Semiconductor Equipment - 1.9%
KLA-Tencor Corp.	954	68,202
Linear Technology Corp.	6,860	302,766
Maxim Integrated Products, Inc.	2,524	73,978
Microchip Technology, Inc.	2,000	90,040
Texas Instruments, Inc.	15,200	703,000
Xilinx, Inc.	180	7,403

		1,245,389
Software - 1.4%
CA, Inc.	8,180	236,238
Compuware Corp.	1,700	15,470
Microsoft Corp.	2,736	118,086

	Shares	Value
Common Stocks - (continued)
Software - (continued)
Oracle Corp.	4,720	$190,641
Symantec Corp.	17,220	407,425

		967,860
Specialty Retail - 3.3%
Best Buy Co., Inc.	11,900	353,787
Foot Locker, Inc.	3,096	147,153
GameStop Corp., Class A	8,480	355,905
The Home Depot, Inc.	9,660	781,011
L Brands, Inc.	1,142	66,202
Rent-A-Center, Inc.	12,800	306,432
Staples, Inc.	18,980	219,978

		2,230,468
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	17,220	1,645,716
Diebold, Inc.	3,180	119,822
Hewlett-Packard Co.	13,540	482,159
Lexmark International, Inc., Class A	8,120	390,004
Seagate Technology PLC	7,300	427,780
Western Digital Corp.	3,760	375,361

		3,440,842
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	5,920	204,595

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	6,720	106,714
People’s United Financial, Inc.	7,460	108,319

		215,033
Tobacco - 4.4%
Altria Group, Inc.	33,620	1,364,972
Lorillard, Inc.	9,060	547,949
Philip Morris International, Inc.	7,000	574,070

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Tobacco - (continued)
Reynolds American, Inc.	7,600	$424,460

		2,911,451

Total Common Stocks (Cost $60,472,885)		66,582,823

Total Investment Securities (Cost $60,472,885) — 99.8%		66,582,823

Other assets less liabilities — 0.2%		104,282

Net Assets — 100.0%		$66,687,105

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

REIT — Real Estate Investment Trust

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,422,146
Aggregate gross unrealized depreciation	(341,712)

Net unrealized appreciation	$6,080,434

Federal income tax cost of investments	$60,502,389

Futures Contracts Purchased

FlexShares® Quality Dividend Defensive Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-mini S&P 500® Index Futures Contract	1	09/19/14	$96,240	$300

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.5%
Aerospace & Defense - 2.2%
The Boeing Co.	3,618	$435,897
Exelis, Inc.	1,308	22,027
Lockheed Martin Corp.	2,916	486,884
Northrop Grumman Corp.	2,412	297,327
Raytheon Co.	1,548	140,512
United Technologies Corp.	18	1,893

		1,384,540
Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	882	85,633

Auto Components - 0.9%
Autoliv, Inc.	1,494	148,668
Cooper Tire & Rubber Co.	2,160	62,402
Dana Holding Corp.	14,958	334,760
Johnson Controls, Inc.	396	18,707

		564,537
Automobiles - 0.4%
Thor Industries, Inc.	4,824	255,527

Banks - 7.4%
Bank of America Corp.	10,242	156,191
Bank of Hawaii Corp.	2,880	164,679
Citigroup, Inc.	3,978	194,564
Fifth Third Bancorp	10,836	221,921
JPMorgan Chase & Co.	20,754	1,196,883
Trustmark Corp.	7,830	180,325
Webster Financial Corp.	1,202	34,461
Wells Fargo & Co.	48,870	2,487,483

		4,636,507
Beverages - 1.1%
The Coca-Cola Co.	4,464	175,390
Dr. Pepper Snapple Group, Inc.	7,758	455,860
PepsiCo, Inc.	648	57,089

		688,339
Building Products - 0.6%
Masco Corp.	18,090	376,272

Capital Markets - 2.1%
Ameriprise Financial, Inc.	3,330	398,268
BlackRock, Inc.	432	131,643
Federated Investors, Inc., Class B	9,486	267,695
Invesco Ltd.	11,574	435,530

	Shares	Value
Common Stocks - (continued)
Capital Markets - (continued)
Waddell & Reed Financial, Inc., Class A	1,260	$66,515

		1,299,651
Chemicals - 4.6%
Ashland, Inc.	3,060	320,229
The Dow Chemical Co.	16,920	864,104
E.I. du Pont de Nemours & Co.	8,820	567,214
Huntsman Corp.	6,570	171,149
LyondellBasell Industries N.V., Class A	5,832	619,650
Olin Corp.	9,162	243,434
Rockwood Holdings, Inc.	972	76,730
The Scotts Miracle-Gro Co., Class A	360	19,152

		2,881,662
Commercial Services & Supplies - 1.2%
Deluxe Corp.	6,714	369,337
KAR Auction Services, Inc.	2,466	72,279
Pitney Bowes, Inc.	2,880	77,933
R.R. Donnelley & Sons Co.	2,772	48,122
Waste Management, Inc.	1,836	82,418
West Corp.	3,834	98,802

		748,891
Communications Equipment - 1.9%
Cisco Systems, Inc.	37,044	934,620
Harris Corp.	2,538	173,269
QUALCOMM, Inc.	1,224	90,209

		1,198,098
Consumer Finance - 0.1%
SLM Corp.	4,032	35,724

Containers & Packaging - 0.8%
Avery Dennison Corp.	416	19,639
Greif, Inc., Class A	5,382	270,069
MeadWestvaco Corp.	2,448	102,326
Packaging Corp. of America	1,422	94,080

		486,114
Diversified Telecommunication Services - 2.7%
AT&T, Inc.	21,636	770,025
CenturyLink, Inc.	4,410	173,048
Frontier Communications Corp.	54,792	358,888
Windstream Holdings, Inc.	35,172	403,071

		1,705,032

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Electric Utilities - 1.6%
American Electric Power Co., Inc.	828	$43,048
Entergy Corp.	4,158	302,827
Pinnacle West Capital Corp.	4,878	260,924
The Southern Co.	4,806	208,052
UIL Holdings Corp.	810	28,439
Westar Energy, Inc.	4,320	155,693

		998,983
Electrical Equipment - 1.0%
Eaton Corp. PLC	2,664	180,939
Emerson Electric Co.	5,760	366,624
Rockwell Automation, Inc.	710	79,279

		626,842
Electronic Equipment, Instruments & Components - 0.3%
AVX Corp.	1,674	22,767
TE Connectivity Ltd.	2,124	131,454

		154,221
Energy Equipment & Services - 2.2%
Helmerich & Payne, Inc.	4,338	460,956
National Oilwell Varco, Inc.	1,602	129,826
Noble Corp. PLC	2,340	73,406
RPC, Inc.	19,710	443,475
Schlumberger Ltd.	1,512	163,885
Transocean Ltd.	2,232	90,039

		1,361,587
Food & Staples Retailing - 1.1%
Safeway, Inc.	6,876	236,947
Sysco Corp.	9,774	348,834
Wal-Mart Stores, Inc.	1,368	100,657

		686,438
Food Products - 0.2%
Kraft Foods Group, Inc.	2,736	146,609

Gas Utilities - 0.5%
AGL Resources, Inc.	5,472	282,574

Health Care Equipment & Supplies - 0.6%
Hill-Rom Holdings, Inc.	5,166	203,540
Medtronic, Inc.	2,232	137,804

		341,344
Health Care Providers & Services - 1.4%
Cardinal Health, Inc.	1,638	117,363

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Owens & Minor, Inc.	8,460	$279,941
WellPoint, Inc.	4,500	494,145

		891,449
Hotels, Restaurants & Leisure - 2.7%
Cracker Barrel Old Country Store, Inc.	2,898	280,990
International Game Technology	25,272	427,855
Las Vegas Sands Corp.	6,084	449,303
McDonald’s Corp.	468	44,254
Royal Caribbean Cruises Ltd.	1,728	103,075
Six Flags Entertainment Corp.	2,484	94,939
Starwood Hotels & Resorts Worldwide, Inc.	1,368	105,117
Wyndham Worldwide Corp.	1,692	127,831
Wynn Resorts Ltd.	324	69,077

		1,702,441
Household Durables - 1.6%
Garmin Ltd.	2,430	133,747
Leggett & Platt, Inc.	6,984	229,075
Newell Rubbermaid, Inc.	9,378	304,598
Tupperware Brands Corp.	3,222	234,497
Whirlpool Corp.	648	92,431

		994,348
Industrial Conglomerates - 1.6%
General Electric Co.	40,032	1,006,805

Insurance - 4.8%
Aflac, Inc.	5,976	357,006
American International Group, Inc.	2,862	148,767
American National Insurance Co.	82	8,938
Arthur J Gallagher & Co.	1,692	76,140
Assured Guaranty Ltd.	8,820	196,862
Cincinnati Financial Corp.	738	33,963
Erie Indemnity Co., Class A	4,428	324,218
Lincoln National Corp.	7,092	371,550
MetLife, Inc.	6,786	356,944
Old Republic International Corp.	3,204	46,105
Principal Financial Group, Inc.	7,848	389,889
Protective Life Corp.	6,048	419,610

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Prudential Financial, Inc.	3,366	$292,741

		3,022,733
Internet Software & Services - 0.1%
IAC/InterActiveCorp	1,314	88,301

IT Services - 3.3%
Accenture PLC, Class A	2,736	216,910
Broadridge Financial Solutions, Inc.	8,982	362,604
International Business Machines Corp.	1,512	289,805
Leidos Holdings, Inc.	6,156	227,403
Paychex, Inc.	3,132	128,443
Visa, Inc., Class A	270	56,973
The Western Union Co.	19,224	335,843
Xerox Corp.	35,874	475,689

		2,093,670
Leisure Products - 0.3%
Brunswick Corp.	432	17,423
Hasbro, Inc.	864	43,165
Mattel, Inc.	3,636	128,805

		189,393
Machinery - 2.0%
Caterpillar, Inc.	4,734	476,950
Harsco Corp.	11,700	295,659
The Manitowoc Co., Inc.	7,092	188,364
Terex Corp.	8,712	300,651

		1,261,624
Media - 0.7%
Cablevision Systems Corp., Class A	4,356	83,722
Comcast Corp., Class A	432	23,211
Gannett Co., Inc.	1,440	47,117
The Interpublic Group of Cos., Inc.	3,618	71,311
Meredith Corp.	1,530	70,258
Regal Entertainment Group, Class A	3,258	63,401
The Walt Disney Co.	846	72,654

		431,674
Metals & Mining - 0.6%
Cliffs Natural Resources, Inc.	5,310	92,659

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Steel Dynamics, Inc.	11,952	$253,502

		346,161
Multiline Retail - 0.1%
Macy’s, Inc.	1,568	90,615

Multi-Utilities - 3.0%
CenterPoint Energy, Inc.	10,674	259,592
Consolidated Edison, Inc.	1,962	110,048
DTE Energy Co.	3,960	292,327
Integrys Energy Group, Inc.	5,094	333,963
Public Service Enterprise Group, Inc.	7,488	263,353
TECO Energy, Inc.	14,796	258,338
Vectren Corp.	9,936	378,462

		1,896,083
Oil, Gas & Consumable Fuels - 10.6%
Chevron Corp.	8,226	1,063,128
ConocoPhillips Co.	18,882	1,557,765
CVR Energy, Inc.	9,270	436,432
Exxon Mobil Corp.	21,654	2,142,447
Marathon Petroleum Corp.	3,438	287,004
Occidental Petroleum Corp.	4,626	452,007
Phillips 66	6,786	550,412
Teekay Corp.	800	44,528
Western Refining, Inc.	3,204	131,236

		6,664,959
Paper & Forest Products - 0.8%
Domtar Corp.	4,950	177,804
International Paper Co.	6,714	318,915

		496,719
Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	3,690	186,788
Eli Lilly & Co.	6,750	412,155
Johnson & Johnson	1,386	138,725
Merck & Co., Inc.	36,414	2,066,130
Pfizer, Inc.	67,284	1,931,051

		4,734,849
Real Estate Investment Trusts (REITs) - 5.7%
Annaly Capital Management, Inc.	29,520	327,672
BioMed Realty Trust, Inc.	962	20,683

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
CBL & Associates Properties, Inc.	4,230	$79,101
Chimera Investment Corp.	684	2,168
Corrections Corp. of America	3,888	125,271
Digital Realty Trust, Inc.	5,382	346,547
EPR Properties	7,218	389,050
General Growth Properties, Inc.	5,580	130,405
The Geo Group, Inc.	9,720	334,465
HCP, Inc.	5,184	215,292
Highwoods Properties, Inc.	396	16,660
Hospitality Properties Trust	8,874	253,530
LaSalle Hotel Properties	1,332	46,340
Liberty Property Trust	2,428	85,393
The Macerich Co.	1,290	83,863
Mack-Cali Realty Corp.	828	17,471
Medical Properties Trust, Inc.	2,808	37,796
MFA Financial, Inc.	15,516	126,300
Omega Healthcare Investors, Inc.	7,848	286,766
Senior Housing Properties Trust	13,626	311,490
WP Carey, Inc.	4,698	308,800

		3,545,063
Semiconductors & Semiconductor Equipment - 2.2%
KLA-Tencor Corp.	1,404	100,372
Linear Technology Corp.	7,092	313,005
Maxim Integrated Products, Inc.	2,700	79,137
Microchip Technology, Inc.	3,240	145,865
Texas Instruments, Inc.	16,308	754,245

		1,392,624
Software - 0.9%
CA, Inc.	4,734	136,718
Compuware Corp.	10,782	98,116
Microsoft Corp.	2,292	98,923
Oracle Corp.	5,562	224,649

		558,406
Specialty Retail - 2.4%
Best Buy Co., Inc.	12,348	367,106
GameStop Corp., Class A	8,550	358,844
Guess?, Inc.	3,870	100,659

	Shares	Value
Common Stocks - (continued)
Specialty Retail - (continued)
The Home Depot, Inc.	2,718	$219,750
Pier 1 Imports, Inc.	4,752	71,565
Rent-A-Center, Inc.	12,456	298,197
Staples, Inc.	7,326	84,908

		1,501,029
Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	24,696	2,360,197
Diebold, Inc.	2,556	96,310
Hewlett-Packard Co.	29,106	1,036,465
Lexmark International, Inc., Class A	7,578	363,971
Seagate Technology PLC	7,218	422,975
Western Digital Corp.	4,158	415,093

		4,695,011
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	2,178	75,271
Hanesbrands, Inc.	4,356	425,625

		500,896
Thrifts & Mortgage Finance - 0.8%
New York Community Bancorp, Inc.	7,866	124,912
People’s United Financial, Inc.	6,516	94,612
Radian Group, Inc.	22,680	287,129

		506,653
Tobacco - 4.4%
Altria Group, Inc.	31,104	1,262,822
Lorillard, Inc.	6,336	383,201
Philip Morris International, Inc.	9,090	745,471
Reynolds American, Inc.	6,336	353,866

		2,745,360
Trading Companies & Distributors - 0.0%†

Veritiv Corp.*	1	21

Total Common Stocks (Cost $56,818,397)		62,302,012

Total Investment Securities (Cost $56,818,397) - 99.5%		62,302,012

Other assets less liabilities - 0.5%		312,153

Net Assets - 100.0%		$62,614,165

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

REIT — Real Estate Investment Trust

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,988,202
Aggregate gross unrealized depreciation	(512,974)

Net unrealized appreciation	$5,475,228

Federal income tax cost of investments	$56,826,784

Futures Contracts Purchased

FlexShares® Quality Dividend Dynamic Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini S&P 500® Index Futures Contracts	3	09/19/14	$288,720	$(3,490)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 97.7%
Aerospace & Defense - 0.5%
BAE Systems PLC	170,748	$1,233,235

Air Freight & Logistics - 0.3%
Deutsche Post AG (Registered)	12,150	390,405
Toll Holdings Ltd.	79,218	402,123

		792,528
Auto Components - 1.5%
Bridgestone Corp.	24,600	895,154
Cie Generale des Etablissements Michelin	4,698	515,823
Nokian Renkaat Oyj	36,693	1,275,003
Valeo S.A.	5,508	661,284

		3,347,264
Automobiles - 2.3%
Bayerische Motoren Werke AG (Preference)	3,886	369,266
Daihatsu Motor Co. Ltd.	81,000	1,451,675
Porsche Automobil Holding SE (Preference)	14,094	1,322,495
Tofas Turk Otomobil Fabrikasi A/S	272,970	1,692,423
Toyota Motor Corp.	8,100	483,393

		5,319,252
Banks - 12.2%
Aozora Bank Ltd.	486,000	1,663,558
Australia & New Zealand Banking Group Ltd.	62,694	1,979,996
Bank Handlowy w Warszawie S.A.	14,337	500,427
Bank of China Ltd., Class H	4,374,000	2,099,506
BNP Paribas S.A.	8,505	563,295
Canadian Imperial Bank of Commerce	24,302	2,259,317
China Citic Bank Corp. Ltd., Class H	729,000	486,310
China Construction Bank Corp., Class H	4,050,000	3,125,012
Commonwealth Bank of Australia	85,293	6,641,116
Grupo Financiero Santander Mexico SAB de CV, Class B	542,700	1,439,080
HSBC Holdings PLC	178,443	1,917,252
Intesa Sanpaolo SpA	208,251	559,509
Mizuho Financial Group, Inc.	761,400	1,491,925

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Royal Bank of Canada	2,025	$149,682
Swedbank AB, Class A	23,895	613,469
Westpac Banking Corp.	82,539	2,655,851

		28,145,305
Building Products - 0.3%
Cie de St-Gobain	11,769	573,582

Capital Markets - 1.7%
Ashmore Group PLC	16,281	97,525
Banca Generali SpA	891	24,940
Daiwa Securities Group, Inc.	162,000	1,380,942
ICAP PLC	66,987	393,342
IGM Financial, Inc.	12,717	600,893
Macquarie Group Ltd.	7,047	383,399
Macquarie Korea Infrastructure Fund	89,910	577,328
Ratos AB, Class B	51,435	420,435

		3,878,804
Chemicals - 2.3%
BASF SE	19,521	2,027,887
Hitachi Chemical Co. Ltd.	8,100	143,592
K+S AG (Registered)	16,525	508,430
Mitsubishi Chemical Holdings Corp.	89,100	393,449
Nitto Denko Corp.	17,900	815,321
Synthos S.A.	1,003,995	1,446,771

		5,335,450
Commercial Services & Supplies - 0.6%
Toppan Printing Co. Ltd.	178,000	1,372,626

Communications Equipment - 0.3%
Telefonaktiebolaget LM Ericsson, Class A	32,967	388,102
VTech Holdings Ltd.	20,100	248,720

		636,822
Construction & Engineering - 1.4%
ACS Actividades de Construccion y Servicios S.A.	17,939	785,718
Bouygues S.A.	9,313	367,905
Eiffage S.A.	6,075	393,737
Leighton Holdings Ltd.	42,120	865,413
Vinci S.A.	10,692	738,471

		3,151,244

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction Materials - 0.1%
Taiwan Cement Corp.	174,000	$260,221

Consumer Finance - 0.7%
Provident Financial PLC	43,173	1,550,348

Diversified Financial Services - 1.3%
Industrivarden AB, Class C	88,614	1,651,420
Investor AB, Class A	36,531	1,289,121

		2,940,541
Diversified Telecommunication Services - 4.4%
Belgacom S.A.	43,983	1,437,099
Bell Aliant, Inc.	13,770	390,845
Bezeq The Israeli Telecommunication Corp. Ltd.	823,689	1,537,973
Deutsche Telekom AG (Registered)	45,761	741,167
Elisa Oyj	21,384	613,151
Magyar Telekom Telecommunications PLC*	7,839	12,447
O2 Czech Republic A/S	737	9,713
TDC A/S	181,845	1,839,076
Telecom Corp. of New Zealand Ltd.	726,327	1,750,775
Telecom Egypt Co.	669,633	1,251,221
Telefonica Deutschland Holding AG*	53,865	423,347
Turk Telekomunikasyon A/S	37,911	113,637

		10,120,451
Electric Utilities - 2.0%
CEZ A/S	4,860	137,975
Cia Paranaense de Energia	142,000	1,529,105
EDP - Energias de Portugal S.A.	377,379	1,768,781
Light S.A.	129,600	1,220,559

		4,656,420
Electrical Equipment - 0.5%
Alstom S.A.*	30,351	1,091,993

Electronic Equipment, Instruments & Components - 1.7%
Delta Electronics Thailand PCL (NVDR)	53,600	103,494
Hoya Corp.	56,700	1,858,664

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Omron Corp.	40,500	$1,825,424

		3,787,582
Energy Equipment & Services - 0.1%
TGS Nopec Geophysical Co. ASA	6,399	181,869

Food & Staples Retailing - 1.8%
J Sainsbury PLC	49,491	261,446
Koninklijke Ahold N.V.	54,756	956,455
Lawson, Inc.	17,200	1,294,579
Metcash Ltd.	639,009	1,728,792

		4,241,272
Food Products - 1.9%
Nestle S.A. (Registered)	23,004	1,708,919
Orkla ASA	44,388	403,492
Unilever N.V. (CVA)	52,731	2,174,124

		4,286,535
Gas Utilities - 0.7%
Enagas S.A.	37,341	1,243,561
Gas Natural SDG S.A.	12,312	378,148

		1,621,709
Hotels, Restaurants & Leisure - 0.9%
OPAP S.A.	31,739	517,670
Sands China Ltd.	32,400	241,013
Tatts Group Ltd.	149,445	494,623
TUI Travel PLC	30,213	185,008
Wynn Macau Ltd.	162,000	695,028

		2,133,342
Household Durables - 0.2%
Berkeley Group Holdings PLC	8,100	335,180
Husqvarna AB, Class B	26,001	205,381

		540,561
Household Products - 0.0%†
Svenska Cellulosa AB S.C.A., Class A	1,701	42,143
Independent Power and Renewable Electricity Producers - 1.3%
AES Tiete S.A.	229,200	1,601,234
AES Tiete S.A. (Preference)	167,600	1,395,742
TransAlta Corp.	6,966	80,112

		3,077,088

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Industrial Conglomerates - 0.0%†
Siemens AG (Registered)	567	$70,099

Insurance - 6.8%
Allianz SE (Registered)	10,854	1,813,879
AXA S.A.	49,653	1,142,030
Baloise Holding AG (Registered)	3,726	449,923
CNP Assurances	22,842	448,965
Friends Life Group Ltd.	304,722	1,709,558
Gjensidige Forsikring ASA	80,109	1,546,710
Great-West Lifeco, Inc.	8,667	252,849
Insurance Australia Group Ltd.	60,102	352,024
Legal & General Group PLC	192,861	763,223
Mapfre S.A.	22,032	84,958
Mediolanum SpA	29,565	225,480
Muenchener Rueckversicherungs AG (Registered)	9,072	1,927,568
Power Financial Corp.	13,122	423,559
Powszechny Zaklad Ubezpieczen S.A.	10,692	1,506,494
RSA Insurance Group PLC	45,225	350,233
Standard Life PLC	54,918	347,507
Swiss Re AG*	972	82,790
Zurich Insurance Group AG*	7,452	2,169,300

		15,597,050
Leisure Products - 0.9%
Bandai Namco Holdings, Inc.	81,000	2,072,359

Machinery - 2.7%
Hino Motors Ltd.	137,700	1,934,910
Hitachi Construction Machinery Co. Ltd.	16,200	334,760
Komatsu Ltd.	17,200	386,199
Metso Oyj	48,924	1,923,879
Turk Traktor Ve Ziraat Makineleri A/S	44,955	1,582,221

		6,161,969
Marine - 0.1%
Seaspan Corp.	8,100	184,599

Media - 0.8%
CTC Media, Inc.	37,665	364,221

	Shares	Value
Common Stocks - (continued)
Media - (continued)
Lagardere SCA	6,480	$192,913
Telenet Group Holding N.V.*	25,758	1,378,223

		1,935,357
Metals & Mining - 4.6%
Antofagasta PLC	113,157	1,548,403
BHP Billiton Ltd.	11,573	416,174
Eregli Demir Ve Celik Fabrikalari TAS	1,095,606	2,313,636
Kumba Iron Ore Ltd.	47,709	1,669,648
MMC Norilsk Nickel OJSC (ADR)	107,487	2,112,120
Rio Tinto PLC	17,820	1,020,500
Shougang Fushan Resources Group Ltd.	3,564,000	933,532
Sumitomo Metal Mining Co. Ltd.	15,000	252,419
Vedanta Resources PLC	9,072	160,974
Voestalpine AG	1,701	75,015

		10,502,421
Multiline Retail - 0.2%
Marks & Spencer Group PLC	46,170	335,336

Multi-Utilities - 1.6%
E.ON SE	104,247	1,970,887
GDF Suez	68,121	1,754,559
Veolia Environnement S.A.	2,613	46,255

		3,771,701
Oil, Gas & Consumable Fuels - 10.4%
Baytex Energy Corp.	48,276	2,072,677
BP PLC	84,240	688,356
Canadian Oil Sands Ltd.	83,754	1,791,789
Crescent Point Energy Corp.	7,161	292,650
Encana Corp.	15,879	342,478
Enerplus Corp.	53,865	1,233,504
Eni SpA	129,195	3,294,767
Gazprom OAO (ADR)	79,462	584,046
Harum Energy Tbk PT	7,362,900	1,341,889
Indo Tambangraya Megah Tbk PT	648,000	1,463,632
Neste Oil Oyj	5,427	100,206
Penn West Petroleum Ltd.	27,336	211,928
Repsol S.A.	16,774	417,900

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Royal Dutch Shell PLC, Class A	15,116	$622,952
Royal Dutch Shell PLC, Class B	87,804	3,788,260
Surgutneftegas OAO (Preference) (ADR)	59,863	428,619
Total S.A.	54,999	3,538,879
Tupras Turkiye Petrol Rafinerileri A/S	55,809	1,361,957
Vermilion Energy, Inc.	5,184	342,664

		23,919,153
Paper & Forest Products - 0.2%
Stora Enso Oyj, Class R	53,865	485,761

Pharmaceuticals - 6.5%
AstraZeneca PLC	48,033	3,523,134
Bayer AG (Registered)	1,053	139,370
Eisai Co. Ltd.	32,400	1,385,983
GlaxoSmithKline PLC	137,862	3,343,489
Novartis AG (Registered)	12,879	1,126,718
Orion Oyj, Class A	48,762	1,808,551
Orion Oyj, Class B	58,401	2,169,963
Roche Holding AG	4,050	1,178,967
Sanofi S.A.	3,618	380,590

		15,056,765
Professional Services - 0.8%
Adecco S.A. (Registered)*	8,262	619,673
ALS Ltd.	132,597	962,781
Randstad Holding N.V.	5,184	257,124

		1,839,578
Real Estate Investment Trusts (REITs) - 3.0%
Calloway Real Estate Investment Trust	50,463	1,216,786
CapitaCommercial Trust	405,000	540,390
CFS Retail Property Trust Group	474,174	956,622
Corio N.V.	7,581	402,946
Dream Office Real Estate Investment Trust	49,896	1,330,071
Gecina S.A.	2,916	416,107
ICADE	4,293	414,087
Japan Retail Fund Investment Corp.	8	17,706
Klepierre	5,913	279,714
Redefine Properties Ltd.	89,667	80,492

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
RioCan Real Estate Investment Trust	26,109	$649,457
Scentre Group*	208,639	659,504

		6,963,882
Real Estate Management & Development - 3.3%
Daito Trust Construction Co. Ltd.	16,300	1,977,367
Evergrande Real Estate Group Ltd.	3,483,000	1,519,027
Guangzhou R&F Properties Co. Ltd., Class H	1,134,000	1,673,919
KWG Property Holding Ltd.	2,432,044	1,794,994
Ruentex Development Co. Ltd.	405,000	730,606

		7,695,913
Road & Rail - 0.0%†
BTS Group Holdings PCL (NVDR)	160,800	42,817

Semiconductors & Semiconductor Equipment - 0.8%
Radiant Opto-Electronics Corp.	337,800	1,413,625
Samsung Electronics Co. Ltd.	405	529,177

		1,942,802
Software - 0.4%
The Sage Group PLC	91,773	571,885
Trend Micro, Inc.	8,100	291,438

		863,323
Specialty Retail - 0.0%†
Hennes & Mauritz AB, Class B	2,430	99,544

Technology Hardware, Storage & Peripherals - 2.1%
Asustek Computer, Inc.	100,000	1,067,040
Canon, Inc.	64,800	2,137,420
Chicony Electronics Co. Ltd.	83,480	233,548
Quanta Computer, Inc.	259,000	728,909
Ricoh Co. Ltd.	43,600	508,564
Wistron Corp.	141,202	136,072

		4,811,553

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Textiles, Apparel & Luxury Goods - 2.3%
Bosideng International Holdings Ltd.	10,044,000	$1,710,709
Grendene S.A.	6,800	39,883
Ruentex Industries Ltd.	729,000	1,847,447
Texhong Textile Group Ltd.	2,106,000	1,600,550

		5,198,589
Tobacco - 4.1%
British American Tobacco Malaysia Bhd	30,200	666,176
British American Tobacco PLC	108,702	6,392,057
Imperial Tobacco Group PLC	28,107	1,220,018
Japan Tobacco, Inc.	32,400	1,150,628

		9,428,879
Trading Companies & Distributors - 0.5%
ITOCHU Corp.	24,300	313,690
Sumitomo Corp.	57,900	771,643

		1,085,333
Transportation Infrastructure - 2.2%
EcoRodovias Infraestrutura e Logistica S.A.	243,000	1,456,349
Hutchison Port Holdings Trust, Class U	486,000	362,070
Jiangsu Expressway Co. Ltd., Class H	810,000	987,671
Kobenhavns Lufthavne	2,673	1,386,920
Transurban Group	114,696	829,604

		5,022,614
Wireless Telecommunication Services - 2.4%
Tele2 AB, Class B	123,201	1,503,006
Vodacom Group Ltd.	133,731	1,566,361
Vodafone Group PLC	708,183	2,368,534

		5,437,901

Total Common Stocks (Cost $212,182,366)		224,843,485

Total Investment Securities (Cost $212,182,366) — 97.7%		224,843,485

Other assets less liabilities — 2.3%		5,357,651

Net Assets — 100.0%		$230,201,136

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

CVA — Dutch Certificate

EUR — Euro

GBP — British Pound

INR — Indian Rupee

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

USD — US Dollar

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,673,235
Aggregate gross unrealized depreciation	(3,322,504)

Net unrealized appreciation	$12,350,731

Federal income tax cost of investments	$212,492,754

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® International Quality Dividend Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	25	09/19/14	$2,394,000	$(56,002)
MSCI Emerging Markets Mini Index Futures Contracts	25	09/19/14	1,318,250	4,512
SGX S&P CNX Nifty Index Futures Contracts	111	08/28/14	1,718,502	(22,022)

				$(73,512)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2014:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Depreciation
GBP	36,000	Citibank N.A.	USD	60,992	09/17/14	$(236)
EUR	73,000	Citibank N.A.	USD	98,897	09/17/14	(1,209)
JPY	5,127,000	Citibank N.A.	USD	50,279	09/17/14	(408)
INR	12,018,404	Citibank N.A.	USD	200,000	09/17/14	(3,537)
INR	83,414,100	UBS AG	USD	1,380,000	09/17/14	(16,441)
INR	7,200,000	UBS AG	USD	118,363	09/17/14	(665)

						$(22,496)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2014 (Unaudited)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Australia	8.4%
Austria	0.0	†
Belgium	1.2
Brazil	3.1
Canada	5.9
Czech Republic	0.1
Denmark	1.4
Egypt	0.5
Finland	3.6
France	5.9
Germany	5.1
Greece	0.2
Hong Kong	7.4
Hungary	0.0	†
Indonesia	1.2
Israel	0.7
Italy	1.8
Japan	12.4
Malaysia	0.3
Mexico	0.6
Netherlands	1.7
New Zealand	0.8
Norway	0.9
Poland	1.5
Portugal	0.8
Russia	1.4
Singapore	0.4
South Africa	1.4
South Korea	0.5
Spain	1.3
Sweden	2.7
Switzerland	3.2
Taiwan	2.8
Thailand	0.1
Turkey	3.1
United Kingdom	15.1
United States	0.2
Other[1]	2.3

	100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 98.1%
Aerospace & Defense - 1.0%
Airbus Group N.V.	3,318	$192,496
BAE Systems PLC	35,734	258,091

		450,587
Air Freight & Logistics - 0.4%
Deutsche Post AG (Registered)	6,307	202,657

Automobiles - 2.3%
Bayerische Motoren Werke AG (Preference)	42	3,991
Daihatsu Motor Co. Ltd.	12,400	222,232
Ford Otomotiv Sanayi A/S*	350	4,805
Fuji Heavy Industries Ltd.	10,900	314,381
Tofas Turk Otomobil Fabrikasi A/S	66,912	414,856
Toyota Motor Corp.	1,700	101,453

		1,061,718
Banks - 13.1%
Aozora Bank Ltd.	103,000	352,565
Australia & New Zealand Banking Group Ltd.	9,146	288,848
Bank of Montreal	4,097	305,850
Bank of Nova Scotia	5,916	402,189
Banque Cantonale Vaudoise (Registered)	204	108,809
Canadian Imperial Bank of Commerce	5,151	478,880
China Citic Bank Corp. Ltd., Class H	51,000	34,022
China Minsheng Banking Corp. Ltd., Class H	96,800	100,796
Commonwealth Bank of Australia	20,502	1,596,334
Grupo Financiero Santander Mexico SAB de CV, Class B	151,300	401,203
HSBC Holdings PLC	25,415	273,067
Industrial & Commercial Bank of China Ltd., Class H	221,000	151,990
Intesa Sanpaolo SpA	62,798	168,720
Mizuho Financial Group, Inc.	120,700	236,505
National Bank of Canada	3,213	144,026
Royal Bank of Canada	595	43,981
Sumitomo Mitsui Financial Group, Inc.	10,200	422,541
Swedbank AB, Class A	6,086	156,249

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Westpac Banking Corp.	15,147	$487,384

		6,153,959
Capital Markets - 2.0%
Aberdeen Asset Management PLC	30,396	212,352
Banca Generali SpA	11,016	308,348
Coronation Fund Managers Ltd.	9,962	91,054
ICAP PLC	11,934	70,075
IGM Financial, Inc.	2,924	138,163
Macquarie Korea Infrastructure Fund	15,980	102,610

		922,602
Chemicals - 1.0%
BASF SE	425	44,150
K+S AG (Registered)	3,179	97,809
Mitsubishi Chemical Holdings Corp.	8,500	37,534
Synthos S.A.	195,857	282,233

		461,726
Commercial Services & Supplies - 0.1%
Dai Nippon Printing Co. Ltd.	3,000	31,040

Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson, Class A	23,681	278,784

Construction & Engineering - 1.0%
ACS Actividades de Construccion y Servicios S.A.	3,800	166,438
Bouygues S.A.	392	15,486
Eiffage S.A.	144	9,333
Leighton Holdings Ltd.	4,105	84,343
Taisei Corp.	19,000	108,455
Vinci S.A.	1,020	70,449

		454,504
Construction Materials - 0.5%
Fletcher Building Ltd.	27,931	216,203

Consumer Finance - 0.5%
Provident Financial PLC	6,409	230,148

Diversified Financial Services - 0.9%
Investor AB, Class A	11,492	405,534

Diversified Telecommunication Services - 4.7%
Belgacom S.A.	10,217	333,830

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Bell Aliant, Inc.	6,953	$197,352
Bezeq The Israeli Telecommunication Corp. Ltd.	176,953	330,403
Elisa Oyj	4,913	140,872
TDC A/S	37,723	381,509
Telecom Corp. of New Zealand Ltd.	166,294	400,843
Telecom Egypt Co.	105,776	197,644
Telefonica Deutschland Holding AG*	9,588	75,356
Telstra Corp. Ltd.	27,370	139,698

		2,197,507
Electric Utilities - 1.7%
CEZ A/S	6,460	183,399
Cia Paranaense de Energia (Preference)	3,200	49,655
EDP - Energias de Portugal S.A.	22,933	107,487
Fortum Oyj	9,741	250,242
Light S.A.	20,400	192,125

		782,908
Electronic Equipment, Instruments & Components - 0.2%
Synnex Technology International Corp.	68,000	107,024

Energy Equipment & Services - 0.7%
WorleyParsons Ltd.	20,502	343,093

Food & Staples Retailing - 1.2%
Lawson, Inc.	2,500	188,165
Metcash Ltd.	143,072	387,071

		575,236
Food Products - 2.7%
Nestle S.A. (Registered)	5,049	375,080
Orkla ASA	13,328	121,153
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,456,900	264,262
Unilever N.V. (CVA)	11,730	483,633

		1,244,128
Gas Utilities - 0.5%
Gas Natural SDG S.A.	1,020	31,328
Snam SpA	37,468	221,083

		252,411

	Shares	Value
Common Stocks - (continued)
Hotels, Restaurants & Leisure - 0.7%
Grand Korea Leisure Co. Ltd.	520	$21,678
GTECH SpA	136	3,276
OPAP S.A.	4,923	80,295
Sands China Ltd.	20,800	154,724
Tatts Group Ltd.	20,128	66,618

		326,591
Household Durables - 0.2%
Sekisui House Ltd.	7,500	99,370

Independent Power and Renewable Electricity Producers - 1.4%
AES Tiete S.A.	38,600	269,667
AES Tiete S.A. (Preference)	33,800	281,480
TransAlta Corp.	9,962	114,568

		665,715
Industrial Conglomerates - 1.1%
HAP Seng Consolidated Bhd	355,300	390,208
Siemens AG (Registered)	986	121,900

		512,108
Insurance - 7.1%
Admiral Group PLC	8,058	198,215
AXA S.A.	9,248	212,706
Baloise Holding AG (Registered)	255	30,792
CNP Assurances	3,570	70,169
Euler Hermes Group	595	69,381
Friends Life Group Ltd.	68,391	383,689
Gjensidige Forsikring ASA	18,309	353,502
Great-West Lifeco, Inc.	1,700	49,595
Insurance Australia Group Ltd.	22,678	132,828
Mediolanum SpA	1,572	11,989
Muenchener Rueckversicherungs AG (Registered)	1,802	382,879
Power Financial Corp.	1,972	63,653
Powszechny Zaklad Ubezpieczen S.A.	2,516	354,502
RSA Insurance Group PLC	3,038	23,527
Sampo Oyj, Class A	6,698	333,384
SCOR SE	986	31,696
Sun Life Financial, Inc.	3,230	123,337
Tryg A/S	153	15,391

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Zurich Insurance Group AG*	1,632	$475,080

		3,316,315
Internet Software & Services - 1.0%
Dena Co. Ltd.	7,700	100,710
Kakaku.com, Inc.	20,400	351,125

		451,835
Machinery - 2.8%
Hino Motors Ltd.	25,500	358,317
Kone Oyj, Class B	6,749	284,179
Kubota Corp.	1,000	13,395
Metso Oyj	6,562	258,043
NSK Ltd.	2,000	28,570
Turk Traktor Ve Ziraat Makineleri A/S	10,591	372,758

		1,315,262
Media - 2.0%
Kabel Deutschland Holding AG	935	133,672
Lagardere SCA	2,941	87,555
Reed Elsevier N.V.	13,175	296,594
Shaw Communications, Inc., Class B	4,726	115,996
Telenet Group Holding N.V.*	6,052	323,822

		957,639
Metals & Mining - 4.9%
Agnico Eagle Mines Ltd.	3,508	130,634
Antofagasta PLC	28,611	391,503
Eregli Demir Ve Celik Fabrikalari TAS	204,799	432,482
IAMGOLD Corp.*	26,707	98,865
Koza Altin Isletmeleri A/S	6,987	72,308
Kumba Iron Ore Ltd.	11,305	395,635
MMC Norilsk Nickel OJSC (ADR)	23,364	459,103
Polymetal International PLC	12,444	106,622
Shougang Fushan Resources Group Ltd.	138,000	36,147
Yamana Gold, Inc.	12,444	106,305
Zijin Mining Group Co. Ltd., Class H	272,000	70,895

		2,300,499

	Shares	Value
Common Stocks - (continued)
Multiline Retail - 0.0%†
Marks & Spencer Group PLC	459	$3,334

Multi-Utilities - 1.6%
E.ON SE	21,556	407,536
GDF Suez	12,716	327,520
RWE AG	112	4,504
Veolia Environnement S.A.	756	13,383

		752,943
Oil, Gas & Consumable Fuels - 10.2%
ARC Resources Ltd.	2,448	67,550
Baytex Energy Corp.	2,125	91,235
BP PLC	17,936	146,562
Canadian Oil Sands Ltd.	11,781	252,037
Crescent Point Energy Corp.	2,443	99,838
Ecopetrol S.A.	69,122	117,103
Eni SpA	26,163	667,216
Harum Energy Tbk PT	1,764,600	321,598
Indo Tambangraya Megah Tbk PT	154,700	349,420
Royal Dutch Shell PLC, Class A	3,230	133,113
Royal Dutch Shell PLC, Class B	16,728	721,721
Statoil ASA	9,469	270,777
Tambang Batubara Bukit Asam Persero Tbk PT	390,100	392,543
Total S.A.	12,291	790,857
TransCanada Corp.	2,227	111,897
Tupras Turkiye Petrol Rafinerileri A/S	7,837	191,253
Vermilion Energy, Inc.	1,071	70,793

		4,795,513
Paper & Forest Products - 0.2%
Stora Enso Oyj, Class R	7,905	71,288
UPM-Kymmene Oyj	272	4,448

		75,736
Pharmaceuticals - 7.9%
Astellas Pharma, Inc.	12,200	167,871
AstraZeneca PLC	8,330	610,990
Bayer AG (Registered)	238	31,500
Eisai Co. Ltd.	3,700	158,276
GlaxoSmithKline PLC	57,052	1,383,650
Novartis AG (Registered)	2,754	240,933
Orion Oyj, Class B	11,169	414,998

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Roche Holding AG	1,445	$420,644
Teva Pharmaceutical Industries Ltd.	5,253	283,412

		3,712,274
Real Estate Investment Trusts (REITs) - 2.9%
Boardwalk Real Estate Investment Trust	3,281	195,597
Calloway Real Estate Investment Trust	8,313	200,447
CapitaCommercial Trust	85,000	113,415
CFS Retail Property Trust Group	59,789	120,621
Corio N.V.	107	5,687
Dream Office Real Estate Investment Trust	12,597	335,797
Gecina S.A.	425	60,647
Mirvac Group	23,477	39,615
Redefine Properties Ltd.	44,778	40,196
RioCan Real Estate Investment Trust	4,028	100,196
Scentre Group*	24,875	78,629
Stockland	20,094	75,847

		1,366,694
Real Estate Management & Development - 3.6%
Country Garden Holdings Co. Ltd.	918,000	470,250
Daito Trust Construction Co. Ltd.	3,400	412,457
Evergrande Real Estate Group Ltd.	742,000	323,606
IMMOFINANZ AG*	10,149	32,115
Ruentex Development Co. Ltd.	204,000	368,009
Swiss Prime Site AG (Registered)*	867	68,841

		1,675,278
Road & Rail - 0.1%
BTS Group Holdings PCL (NVDR)	107,100	28,518

Semiconductors & Semiconductor Equipment - 1.0%
Radiant Opto-Electronics Corp.	59,120	247,405
Samsung Electronics Co. Ltd.	119	155,487

	Shares	Value
Common Stocks - (continued)
Semiconductors & Semiconductor Equipment - (continued)
Taiwan Semiconductor Manufacturing Co. Ltd.	17,000	$68,591

		471,483
Specialty Retail - 1.4%
Fast Retailing Co. Ltd.	600	200,739
Hennes & Mauritz AB, Class B	11,152	456,838

		657,577
Technology Hardware, Storage & Peripherals - 2.2%
Asustek Computer, Inc.	36,000	384,135
Canon, Inc.	5,800	191,312
Chicony Electronics Co. Ltd.	17,090	47,812
Inventec Corp.	119,000	106,939
Lite-On Technology Corp.	51,264	86,838
Quanta Computer, Inc.	34,000	95,687
Ricoh Co. Ltd.	6,800	79,317
Wistron Corp.	54,163	52,195

		1,044,235
Textiles, Apparel & Luxury Goods - 1.9%
Bosideng International Holdings Ltd.	2,516,000	428,529
Grendene S.A.	1,400	8,211
Texhong Textile Group Ltd.	629,000	478,037

		914,777
Tobacco - 3.4%
British American Tobacco PLC	15,725	924,685
Imperial Tobacco Group PLC	5,831	253,102
Japan Tobacco, Inc.	10,600	376,440
Swedish Match AB	1,955	64,006

		1,618,233
Trading Companies & Distributors - 1.0%
ITOCHU Corp.	10,200	131,672
Mitsui & Co. Ltd.	10,200	165,247
Sumitomo Corp.	12,000	159,926

		456,845
Transportation Infrastructure - 2.6%
EcoRodovias Infraestrutura e Logistica S.A.	57,800	346,407
Hutchison Port Holdings Trust, Class U	204,000	151,980

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - (continued)
Kobenhavns Lufthavne	510	$264,620
SIA Engineering Co. Ltd.	69,000	257,122
Transurban Group	24,950	180,465

		1,200,594
Wireless Telecommunication Services - 1.8%
Advanced Info Service PCL (NVDR)	8,600	55,709
Tele2 AB, Class B	22,559	275,211
Vodafone Group PLC	152,592	510,347

		841,267

Total Common Stocks (Cost $44,075,313)		45,932,404

Total Investment Securities (Cost $44,075,313) — 98.1%		45,932,404

Other assets less liabilities — 1.9%		912,736

Net Assets — 100.0%		$46,845,140

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

CVA — Dutch Certificate

EUR — Euro

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

USD — US Dollar

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,769,143
Aggregate gross unrealized depreciation	(991,784)

Net unrealized appreciation	$1,777,359

Federal income tax cost of investments	$44,155,045

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® International Quality Dividend Defensive Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-mini MSCI EAFE Index Futures Contracts	2	09/19/14	$191,520	$(4,339)
MSCI Emerging Markets Mini Index Futures Contract	1	09/19/14	52,730	(1,241)
SGX S&P CNX Nifty Index Futures Contracts	43	08/28/14	665,726	(8,531)

				$(14,111)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2014:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
EUR	22,000	Citibank N.A.	USD	29,805	09/17/14	$(364)
HKD	1,357,000	Citibank N.A.	USD	175,090	09/17/14	17
JPY	6,152,000	Citibank N.A.	USD	60,330	09/17/14	(489)
INR	36,267,000	UBS AG	USD	600,000	09/17/14	(7,148)
INR	1,824,900	UBS AG	USD	30,000	09/17/14	(169)
USD	100,000	Citibank N.A.	HKD	775,074	09/17/14	(16)
USD	125,000	Citibank N.A.	HKD	968,903	09/17/14	(27)

						$(8,196)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2014 (Unaudited)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Australia	8.6%
Austria	0.1
Belgium	1.4
Brazil	2.4
Canada	8.6
Colombia	0.3
Czech Republic	0.4
Denmark	1.4
Egypt	0.4
Finland	3.8
France	4.2
Germany	3.2
Greece	0.2
Hong Kong	4.8
Indonesia	2.8
Israel	1.3
Italy	2.9
Japan	10.7
Malaysia	0.8
Mexico	0.9
Netherlands	1.7
New Zealand	1.3
Norway	1.6
Poland	1.4
Portugal	0.2
Russia	1.0
Singapore	1.1
South Africa	1.1
South Korea	0.6
Spain	0.4
Sweden	3.5
Switzerland	3.7
Taiwan	3.3
Thailand	0.2
Turkey	3.2
United Kingdom	14.6
Other[1]	1.9

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 98.5%
Aerospace & Defense - 0.3%
BAE Systems PLC	8,984	$64,887

Air Freight & Logistics - 0.1%
Toll Holdings Ltd.	3,944	20,020

Auto Components - 2.2%
Aisin Seiki Co. Ltd.	800	31,429
Cie Generale des Etablissements Michelin	976	107,161
Continental AG	664	143,571
Nokian Renkaat Oyj	3,248	112,861
Sumitomo Rubber Industries Ltd.	3,200	46,864
Valeo S.A.	568	68,193

		510,079
Automobiles - 2.5%
Bayerische Motoren Werke AG	276	32,992
Bayerische Motoren Werke AG (Preference)	354	33,639
Daihatsu Motor Co. Ltd.	5,600	100,363
Fuji Heavy Industries Ltd.	2,400	69,222
Porsche Automobil Holding SE (Preference)	1,024	96,086
Tofas Turk Otomobil Fabrikasi A/S	22,744	141,013
Toyota Motor Corp.	800	47,742
Yamaha Motor Co. Ltd.	3,200	53,772

		574,829
Banks - 11.7%
Agricultural Bank of China Ltd., Class H	16,000	7,825
Aozora Bank Ltd.	56,000	191,686
Australia & New Zealand Banking Group Ltd.	7,392	233,453
Banco do Brasil S.A.	3,600	44,025
Bank Handlowy w Warszawie S.A.	4,144	144,645
Bank of China Ltd., Class H	488,000	234,239
BNP Paribas S.A.	2,280	151,007
BOC Hong Kong Holdings Ltd.	32,000	100,954
China Citic Bank Corp. Ltd., Class H	80,000	53,367
China Construction Bank Corp., Class H	304,000	234,569
China Merchants Bank Co. Ltd., Class H	36,044	73,576

	Shares	Value
Common Stocks - (continued)
Banks - (continued)
Commonwealth Bank of Australia	9,536	$742,496
Grupo Financiero Santander Mexico SAB de CV, Class B	12,000	31,820
HSBC Holdings PLC	14,232	152,913
Intesa Sanpaolo SpA	13,968	37,528
Royal Bank of Canada	384	28,384
Sberbank of Russia (ADR)	584	4,882
Swedbank AB, Class A	1,736	44,569
Westpac Banking Corp.	5,824	187,398

		2,699,336
Beverages - 0.4%
Kirin Holdings Co. Ltd.	6,400	90,397

Biotechnology - 0.4%
Actelion Ltd. (Registered)*	840	101,524

Building Products - 0.3%
Cie de St-Gobain	1,444	70,376

Capital Markets - 2.8%
Ashmore Group PLC	11,848	70,971
Daiwa Securities Group, Inc.	24,000	204,584
ICAP PLC	8,352	49,042
Macquarie Group Ltd.	1,114	60,608
Nomura Holdings, Inc.	31,200	200,334
Ratos AB, Class B	2,616	21,383
Schroders PLC (Non-Voting)	1,344	42,069

		648,991
Chemicals - 3.6%
Arkema S.A.	704	65,390
BASF SE	2,968	308,323
Braskem S.A. (Preference), Class A	20,800	128,790
Shin-Etsu Chemical Co. Ltd.	2,700	172,762
Synthos S.A.	107,816	155,364

		830,629
Commercial Services & Supplies - 0.0%†
Dai Nippon Printing Co. Ltd.	1,000	10,347

Communications Equipment - 0.1%
Telefonaktiebolaget LM Ericsson, Class B	1,504	18,610

Construction & Engineering - 1.6%
Bouygues S.A.	822	32,473
Hochtief AG	1,864	156,725

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Construction & Engineering - (continued)
Leighton Holdings Ltd.	3,141	$64,536
Vinci S.A.	1,568	108,298

		362,032
Construction Materials - 0.9%
CRH PLC	696	16,278
Siam City Cement PCL (NVDR)	13,600	187,207

		203,485
Distributors - 0.2%
Inchcape PLC	4,392	47,678

Diversified Financial Services - 1.2%
Industrivarden AB, Class A	5,400	105,327
Industrivarden AB, Class C	8,784	163,699

		269,026
Diversified Telecommunication Services - 3.8%
Belgacom S.A.	4,728	154,483
Bell Aliant, Inc.	1,504	42,689
Bezeq The Israeli Telecommunication Corp. Ltd.	92,168	172,094
Elisa Oyj	2,880	82,579
Magyar Telekom Telecommunications PLC*	16,440	26,104
TDC A/S	7,720	78,076
Telecom Egypt Co.	55,984	104,607
Telefonica S.A.*	11,840	193,430
TeliaSonera AB	4,096	30,723

		884,785
Electric Utilities - 0.9%
CEZ A/S	2,784	79,038
Cia Paranaense de Energia	3,000	32,305
EDP - Energias de Portugal S.A.	17,920	83,991
Terna Rete Elettrica Nazionale SpA	4,392	23,106

		218,440
Electrical Equipment - 0.8%
Schneider Electric SE	2,152	182,034

Electronic Equipment, Instruments & Components - 1.6%
Hexagon AB, Class B	440	13,667
Hirose Electric Co. Ltd.	200	28,434
Hoya Corp.	6,400	209,796

	Shares	Value
Common Stocks - (continued)
Electronic Equipment, Instruments & Components - (continued)
Omron Corp.	2,400	$108,173
Spectris PLC	328	10,566

		370,636
Energy Equipment & Services - 0.5%
AMEC PLC	6,072	116,660

Food & Staples Retailing - 1.6%
Carrefour S.A.	1,688	58,338
Delhaize Group S.A.	304	19,856
Koninklijke Ahold N.V.	4,272	74,621
Metcash Ltd.	66,952	181,134
Seven & I Holdings Co. Ltd.	900	37,900

		371,849
Food Products - 2.2%
JBS S.A.	14,400	53,446
Nestle S.A. (Registered)	2,376	176,508
NH Foods Ltd.	1,000	20,635
Nisshin Seifun Group, Inc.	4,050	47,654
Orkla ASA	5,976	54,323
Unilever N.V. (CVA)	784	32,325
Unilever PLC	2,968	128,779

		513,670
Gas Utilities - 0.1%
Gas Natural SDG S.A.	536	16,463

Hotels, Restaurants & Leisure - 1.1%
InterContinental Hotels Group PLC	4,785	194,692
Tatts Group Ltd.	19,784	65,480

		260,172
Independent Power and Renewable Electricity Producers - 1.6%
AES Tiete S.A.	20,800	145,313
AES Tiete S.A. (Preference)	24,000	199,868
TransAlta Corp.	1,104	12,696

		357,877
Industrial Conglomerates - 0.9%
Siemens AG (Registered)	1,672	206,711

Insurance - 7.6%
Ageas	872	31,333
Allianz SE (Registered)	2,408	402,416
AXA S.A.	4,840	111,321

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Insurance - (continued)
Baloise Holding AG (Registered)	104	$12,558
CNP Assurances	2,040	40,097
Gjensidige Forsikring ASA	800	15,446
Legal & General Group PLC	8,964	35,474
Manulife Financial Corp.	3,072	62,871
Mapfre S.A.	44,360	171,057
Mediolanum SpA	23,584	179,866
Muenchener Rueckversicherungs AG (Registered)	864	183,578
Old Mutual PLC	32,424	107,184
Prudential PLC	12,040	277,973
Zurich Insurance Group AG*	432	125,756

		1,756,930
Machinery - 4.2%
Hino Motors Ltd.	14,400	202,344
Hitachi Construction Machinery Co. Ltd.	1,800	37,195
IMI PLC	5,904	141,243
Komatsu Ltd.	8,000	179,628
Metso Oyj	5,080	199,765
NSK Ltd.	8,000	114,280
OC Oerlikon Corp. AG (Registered)*	2,040	27,595
Sandvik AB	4,480	56,503
Volvo AB, Class A	1,672	20,930

		979,483
Marine - 0.8%
Seaspan Corp.	8,000	182,320

Media - 1.0%
Informa PLC	3,568	29,390
Telenet Group Holding N.V.*	2,232	119,427
UBM PLC	720	7,530
WPP PLC	3,544	70,843

		227,190
Metals & Mining - 5.8%
Antofagasta PLC	12,072	165,189
BHP Billiton PLC	6,888	235,953
KGHM Polska Miedz S.A.	1,016	41,759
Kumba Iron Ore Ltd.	4,480	156,784
MMC Norilsk Nickel OJSC (ADR)	10,280	202,002

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
Sumitomo Metal Mining Co. Ltd.	16,000	$269,247
Teck Resources Ltd., Class B	7,448	178,768
Vedanta Resources PLC	2,840	50,393
Voestalpine AG	608	26,813

		1,326,908
Multi-Utilities - 1.5%
E.ON SE	10,896	205,999
GDF Suez	3,848	99,111
Veolia Environnement S.A.	2,226	39,404

		344,514
Oil, Gas & Consumable Fuels - 10.5%
Baytex Energy Corp.	4,232	181,696
BP PLC	22,219	181,560
Canadian Natural Resources Ltd.	2,808	122,596
Canadian Oil Sands Ltd.	8,584	183,642
Cenovus Energy, Inc.	728	22,395
Enerplus Corp.	7,512	172,024
Eni SpA	14,320	365,193
Gazprom OAO (ADR)	13,552	99,607
JX Holdings, Inc.	6,400	33,265
Penn West Petroleum Ltd.	3,132	24,281
Repsol S.A.	1,591	39,637
Royal Dutch Shell PLC, Class A	1,067	43,973
Royal Dutch Shell PLC, Class B	10,456	451,119
Suncor Energy, Inc.	4,416	181,605
Surgutneftegas OAO (Preference) (ADR)	7,544	54,015
Tatneft OAO (ADR)	5,240	187,278
Total S.A.	696	44,784
Tupras Turkiye Petrol Rafinerileri A/S	1,386	33,824

		2,422,494
Paper & Forest Products - 0.3%
Stora Enso Oyj, Class R	6,632	59,808

Personal Products - 0.6%
Kao Corp.	3,200	132,157

Pharmaceuticals - 6.0%
AstraZeneca PLC	4,272	313,344
Bayer AG (Registered)	264	34,942

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Pharmaceuticals - (continued)
Daiichi Sankyo Co. Ltd.	2,400	$43,969
Eisai Co. Ltd.	2,400	102,665
GlaxoSmithKline PLC	2,000	48,505
Mitsubishi Tanabe Pharma Corp.	1,600	23,416
Novartis AG (Registered)	1,432	125,278
Orion Oyj, Class A	3,104	115,125
Orion Oyj, Class B	6,352	236,017
Roche Holding AG	1,104	317,946
Sanofi S.A.	306	32,189

		1,393,396
Professional Services - 0.4%
Adecco S.A. (Registered)*	880	66,003
Randstad Holding N.V.	384	19,046

		85,049
Real Estate Investment Trusts (REITs) - 1.8%
Corio N.V.	724	38,482
Gecina S.A.	424	60,504
ICADE	184	17,748
Intu Properties PLC	16,128	89,528
Klepierre	448	21,193
Unibail-Rodamco SE	696	186,855

		414,310
Real Estate Management & Development - 3.3%
Agile Property Holdings Ltd.	16,000	13,667
Daito Trust Construction Co. Ltd.	100	12,131
Evergrande Real Estate Group Ltd.	400,000	174,450
Guangzhou R&F Properties Co. Ltd., Class H	102,400	151,155
KWG Property Holding Ltd.	329,236	242,996
Ruentex Development Co. Ltd.	96,000	173,181

		767,580
Semiconductors & Semiconductor Equipment - 0.6%
Infineon Technologies AG	4,624	51,197
Radiant Opto-Electronics Corp.	6,000	25,109
Samsung Electronics Co. Ltd.	56	73,170

		149,476

	Shares	Value
Common Stocks - (continued)
Technology Hardware, Storage & Peripherals - 2.4%
Brother Industries Ltd.	3,200	$58,377
Canon, Inc.	3,200	105,552
Quanta Computer, Inc.	24,000	67,544
Ricoh Co. Ltd.	1,600	18,663
Seiko Epson Corp.	5,600	244,508
Wistron Corp.	65,281	62,909

		557,553
Textiles, Apparel & Luxury Goods - 1.5%
Bosideng International Holdings Ltd.	976,000	166,234
Ruentex Industries Ltd.	72,570	183,908

		350,142
Tobacco - 2.8%
British American Tobacco PLC	10,816	636,019

Trading Companies & Distributors - 1.0%
Finning International, Inc.	6,432	185,164
Sumitomo Corp.	4,200	55,974

		241,138
Transportation Infrastructure - 0.4%
COSCO Pacific Ltd.	16,394	24,749
Hopewell Highway Infrastructure Ltd.	36,384	18,732
Hutchison Port Holdings Trust, Class U	72,000	53,640

		97,121
Wireless Telecommunication Services - 2.6%
Intouch Holdings PCL (NVDR)	16,000	34,133
MegaFon OAO (Registered) (GDR)	1,568	43,904
Tele2 AB, Class B	13,928	169,916
Vodacom Group Ltd.	8,384	98,200
Vodafone Group PLC	74,384	248,779

		594,932

Total Common Stocks (Cost $21,496,881)		22,740,063

Total Investment Securities (Cost $21,496,881) — 98.5%		22,740,063

Other assets less liabilities — 1.5%		343,192

Net Assets — 100.0%		$23,083,255

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

CVA — Dutch Certificate

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,543,072
Aggregate gross unrealized depreciation	(321,177)

Net unrealized appreciation	$1,221,895

Federal income tax cost of investments	$21,518,168

Futures Contracts Purchased

FlexShares® International Quality Dividend Dynamic Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini MSCI EAFE Index Futures Contracts	2	09/19/14	$191,520	$(4,149)
MSCI Emerging Markets Mini Index Futures Contracts	3	09/19/14	158,190	1,816

				$(2,333)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2014 (Unaudited)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Australia	6.7%
Austria	0.1
Belgium	1.4
Brazil	2.6
Canada	6.1
Czech Republic	0.3
Denmark	0.3
Egypt	0.5
Finland	3.5
France	5.7
Germany	8.0
Hong Kong	6.5
Hungary	0.1
Ireland	0.1
Israel	0.8
Italy	2.6
Japan	14.3
Mexico	0.1
Netherlands	1.5
Norway	0.3
Poland	1.5
Portugal	0.4
Russia	2.6
Singapore	0.2
South Africa	1.1
South Korea	0.3
Spain	1.8
Sweden	2.8
Switzerland	4.1
Taiwan	2.2
Thailand	1.0
Turkey	0.8
United Kingdom	17.4
United States	0.8
Other[1]	1.5

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.1%
Beverages - 0.0%†
Tibet 5100 Water Resources Holdings Ltd.	4,135,000	$1,429,900

Chemicals - 19.4%
Agrium, Inc.	438,620	40,048,526
CF Industries Holdings, Inc.	168,700	42,232,358
Incitec Pivot Ltd.	6,072,827	16,824,804
Israel Chemicals Ltd.	1,373,218	11,219,429
K+S AG (Registered)	485,856	14,948,482
Monsanto Co.	1,261,876	142,705,557
The Mosaic Co.	1,376,592	63,474,657
Potash Corp. of Saskatchewan, Inc.	2,734,627	97,237,322
Rayonier Advanced Materials, Inc.*	74,222	2,409,246
The Scotts Miracle-Gro Co., Class A	140,021	7,449,117
Sociedad Quimica y Minera de Chile S.A. (ADR)	372,827	10,338,493
Syngenta AG (Registered)	303,660	108,399,908
Taiwan Fertilizer Co. Ltd.	2,394,000	4,885,470
Uralkali OJSC (Registered) (GDR)	860,375	16,519,200
Yara International ASA	563,458	25,775,002

		604,467,571
Construction & Engineering - 0.3%
OCI N.V.*	283,416	10,830,255

Containers & Packaging - 0.4%
MeadWestvaco Corp.	290,164	12,128,855

Food Products - 7.2%
Archer-Daniels-Midland Co.	2,022,713	93,853,883
Bunge Ltd.	467,299	36,841,853
Charoen Pokphand Foods PCL	12,800	10,663
Charoen Pokphand Foods PCL (NVDR)	7,747,400	6,454,156
Charoen Pokphand Indonesia Tbk PT	27,835,500	9,496,888
Felda Global Ventures Holdings Bhd	3,855,800	4,849,911
GrainCorp Ltd., Class A	895,797	7,253,884

	Shares	Value
Common Stocks - (continued)
Food Products - (continued)
IOI Corp. Bhd	7,254,105	$11,348,725
Kuala Lumpur Kepong Bhd	1,518,372	11,259,517
Nutreco N.V.	224,454	9,587,699
PPB Group Bhd	1,539,600	7,225,907
Suedzucker AG	320,530	5,635,341
Tongaat Hulett Ltd.	376,201	5,367,530
Wilmar International Ltd.	6,102,126	15,990,666

		225,176,623
Household Durables - 0.1%
Sumitomo Forestry Co. Ltd.	168,700	2,007,962

Machinery - 0.3%
Kurita Water Industries Ltd.	374,310	8,710,301

Metals & Mining - 31.7%
Agnico Eagle Mines Ltd.	333,811	12,430,715
Alcoa, Inc.	1,825,334	29,917,224
Anglo American PLC	2,700,887	72,912,922
AngloGold Ashanti Ltd.*	792,890	13,543,462
Antofagasta PLC	749,028	10,249,453
Barrick Gold Corp.	2,054,766	37,182,648
BHP Billiton Ltd.	4,257,988	153,120,638
Eldorado Gold Corp.	1,460,942	10,856,585
First Quantum Minerals Ltd.	1,150,534	27,330,004
Franco-Nevada Corp.	290,164	16,442,582
Freeport-McMoRan, Inc.	1,906,310	70,952,858
Glencore PLC*	19,965,645	121,365,649
Goldcorp, Inc.	1,683,626	46,179,279
Grupo Mexico SAB de CV	6,641,408	23,573,410
Impala Platinum Holdings Ltd.	1,008,826	10,009,655
Industrias Penoles SAB de CV	270,323	6,749,393
KGHM Polska Miedz S.A.	254,737	10,469,929
Kinross Gold Corp.*	2,179,604	8,729,228
Mitsubishi Materials Corp.	1,687,000	6,233,870

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Metals & Mining - (continued)
MMC Norilsk Nickel OJSC (ADR)	937,199	$18,415,960
Newcrest Mining Ltd.*	1,875,944	19,010,310
Newmont Mining Corp.	995,330	24,793,670
Norsk Hydro ASA	2,538,935	15,077,075
Randgold Resources Ltd.	168,700	14,582,590
Rio Tinto PLC	2,108,750	120,762,074
Silver Wheaton Corp.	676,487	17,697,469
Southern Copper Corp.	371,140	12,195,660
Sumitomo Metal Mining Co. Ltd.	949,031	15,970,226
Teck Resources Ltd., Class B	1,123,542	26,967,485
Yamana Gold, Inc.	1,491,308	12,739,783

		986,461,806
Multi-Utilities - 1.1%
Suez Environnement Co.	770,959	14,390,027
Veolia Environnement S.A.	1,068,005	18,905,547

		33,295,574

Oil, Gas & Consumable Fuels - 30.1%
Anadarko Petroleum Corp.	246,302	26,317,369
Apache Corp.	177,135	18,184,679
BG Group PLC	1,484,560	29,374,805
BP PLC	8,042,575	65,718,872
Canadian Natural Resources Ltd.	455,490	19,886,501
Cenovus Energy, Inc.	335,713	10,327,496
Chevron Corp.	818,195	105,743,522
China Petroleum & Chemical Corp., Class H	10,681,400	10,612,419
CNOOC Ltd.	7,866,112	14,087,862
ConocoPhillips Co.	561,771	46,346,107
Cosan S.A. Industria e Comercio	526,490	8,617,995
Devon Energy Corp.	172,074	12,991,587
Eni SpA	1,204,518	30,717,956
EOG Resources, Inc.	268,233	29,355,419
Exxon Mobil Corp.	1,481,186	146,548,543
Gazprom OAO (ADR)	2,853,106	20,970,329
Hess Corp.	131,586	13,024,382

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Lukoil OAO (ADR)	234,493	$13,143,333
Marathon Oil Corp.	298,599	11,570,711
Noble Energy, Inc.	168,700	11,216,863
Occidental Petroleum Corp.	362,705	35,439,906
PetroChina Co. Ltd., Class H	9,078,018	11,924,339
Petroleo Brasileiro S.A. (Preference) (ADR)	1,099,924	18,500,722
Pioneer Natural Resources Co.	69,167	15,317,724
Repsol S.A.	415,749	10,357,788
Royal Dutch Shell PLC, Class A	1,614,760	66,544,906
Sasol Ltd.	263,172	15,216,653
Statoil ASA	490,917	14,038,338
Suncor Energy, Inc.	696,731	28,652,594
Total S.A.	981,834	63,175,540
Woodside Petroleum Ltd.	298,599	11,803,870

		935,729,130
Paper & Forest Products - 2.5%
Ainsworth Lumber Co. Ltd.*	187,257	460,983
Boise Cascade Co.*	33,740	949,781
Canfor Corp.*	134,960	2,862,469
Duratex S.A.	480,769	1,780,154
International Paper Co.	706,853	33,575,517
Louisiana-Pacific Corp.*	244,615	3,312,087
Mondi PLC	701,792	12,357,834
Stella-Jones, Inc.	72,541	1,799,115
UPM-Kymmene Oyj	877,240	14,343,190
West Fraser Timber Co. Ltd.	113,029	5,156,984

		76,598,114
Real Estate Investment Trusts (REITs) - 1.6%
Plum Creek Timber Co., Inc.	268,233	11,096,799
Rayonier, Inc.	222,684	7,584,617
Weyerhaeuser Co.	993,643	31,120,899

		49,802,315
Trading Companies & Distributors - 0.5%
Noble Group Ltd.	13,496,031	15,357,907

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Trading Companies & Distributors - (continued)
Veritiv Corp.*	1	$38

		15,357,945
Water Utilities - 3.9%
Aguas Andinas S.A., Class A	6,186,255	3,902,348
American States Water Co.	107,968	3,298,422
American Water Works Co., Inc.	492,604	23,531,693
Aqua America, Inc.	504,413	11,994,941
Cia de Saneamento Basico do Estado de Sao Paulo	2,418	21,556
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	930,805	8,284,165
Cia de Saneamento de Minas Gerais-COPASA	182,472	3,001,338
Hyflux Ltd.	1,687,000	1,602,032
Inversiones Aguas Metropolitanas S.A.	1,034,131	1,630,840
Pennon Group PLC	1,008,744	13,879,959
Severn Trent PLC	678,174	22,154,999
United Utilities Group PLC	1,902,936	28,593,269

		121,895,562

Total Common Stocks (Cost $2,943,849,969)		3,083,891,913

Total Investment Securities (Cost $2,943,849,969) — 99.1%		3,083,891,913

Other assets less liabilities — 0.9%		27,715,234

Net Assets — 100.0%		$3,111,607,147

*	Non-income producing security.
†	Amount represents less than 0.05%.

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro

GBP — British Pound

GDR — Global Depositary Receipt

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

SGD — Singapore Dollar

USD — US Dollar

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$323,555,021
Aggregate gross unrealized depreciation	(184,197,768)

Net unrealized appreciation	$139,357,253

Federal income tax cost of investments	$2,944,534,660

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	72	09/19/14	$6,929,280	$(25,490)
EURO STOXX 50® Index Futures Contracts	45	09/19/14	1,877,950	(73,441)
FTSE 100® Index Futures Contracts	48	09/19/14	5,415,391	(24,090)
Hang Seng Index Futures Contracts	10	08/28/14	1,597,796	45,187
S&P Toronto Stock Exchange 60® Index Futures Contracts	59	09/18/14	9,570,936	348,536
SPI 200® Index Futures Contracts	19	09/18/14	2,459,754	87,913

				$358,615

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2014:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
GBP	478,000	Citibank N.A.	USD	809,844	09/17/14	$(3,138)
CAD	1,524,000	UBS AG	USD	1,400,100	09/17/14	(1,704)
EUR	195,000	Citibank N.A.	USD	264,177	09/17/14	(3,228)
CHF	196,000	Goldman Sachs	USD	218,165	09/17/14	(2,545)
USD	91,055	Citibank N.A.	JPY	9,285,000	09/17/14	739
USD	763,038	Citibank N.A.	SGD	954,000	09/17/14	(1,476)
USD	3,000,000	Morgan Stanley	CHF	2,672,254	09/17/14	60,248

						$48,896

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2014 (Unaudited)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Australia	6.7%
Brazil	1.3
Canada	13.6
Chile	0.5
China	1.2
Finland	0.5
France	3.1
Germany	0.7
Indonesia	0.3
Israel	0.4
Italy	1.0
Japan	1.1
Malaysia	1.1
Mexico	1.0
Netherlands	0.6
Norway	1.8
Poland	0.3
Russia	2.2
Singapore	1.1
South Africa	1.4
Spain	0.3
Switzerland	3.5
Taiwan	0.1
Thailand	0.2
United Kingdom	18.6
United States	36.5
Other[1]	0.9

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 98.8%
Air Freight & Logistics - 2.9%
bpost S.A.	15,743	$395,374
Deutsche Post AG (Registered)	140,140	4,502,988
Oesterreichische Post AG	4,823	226,152
POS Malaysia Bhd	54,600	89,690
PostNL N.V.*	64,610	323,230
Singapore Post Ltd.	273,000	385,046

		5,922,480
Commercial Services & Supplies - 2.5%
China Everbright International Ltd.	364,000	490,340
Clean Harbors, Inc.*	3,822	220,262
Cleanaway Co. Ltd.*	4,000	23,342
Daiseki Co. Ltd.	9,100	163,709
Koentec Co. Ltd.	2,690	6,189
Newalta Corp.	7,901	152,482
Progressive Waste Solutions Ltd.	18,382	462,146
Republic Services, Inc.	19,110	724,842
Shanks Group PLC	60,606	110,251
Stericycle, Inc.*	5,824	685,194
Transpacific Industries Group Ltd.*	258,076	260,328
Waste Connections, Inc.	8,463	400,638
Waste Management, Inc.	31,759	1,425,662

		5,125,385
Construction & Engineering - 0.2%
Promotora y Operadora de Infraestructura SAB de CV*	27,300	367,755

Diversified Financial Services - 0.1%
Metro Pacific Investments Corp.	1,911,000	220,635

Diversified Telecommunication Services - 16.5%
AT&T, Inc.	234,416	8,342,865
BCE, Inc.	34,671	1,572,640
BT Group PLC	339,157	2,224,546
CenturyLink, Inc.	26,299	1,031,973
Chunghwa Telecom Co. Ltd.	184,000	561,396
Chunghwa Telecom Co. Ltd. (ADR)	1,600	48,416
Deutsche Telekom AG (Registered)	136,591	2,212,295

	Shares	Value
Common Stocks - (continued)
Diversified Telecommunication Services - (continued)
Nippon Telegraph & Telephone Corp.	28,700	$1,914,543
Swisscom AG (Registered)	1,001	555,928
Telecom Italia SpA*	434,889	503,327
Telefonica S.A.*	177,814	2,904,944
Telstra Corp. Ltd.	558,831	2,852,303
Verizon Communications, Inc.	185,913	9,373,733

		34,098,909
Electric Utilities - 10.7%
American Electric Power Co., Inc.	31,668	1,646,419
Duke Energy Corp.	45,773	3,301,606
Edison International	22,477	1,231,740
Enel SpA	459,459	2,621,320
Exelon Corp.	59,787	1,858,180
Iberdrola S.A.	391,177	2,913,216
NextEra Energy, Inc.	30,030	2,819,517
PPL Corp.	43,589	1,438,001
The Southern Co.	60,515	2,619,694
SSE PLC	68,614	1,687,804

		22,137,497
Gas Utilities - 0.9%
APA Group	62,062	431,012
Enagas S.A.	14,833	493,981
Korea Gas Corp.*	117	7,012
Snam SpA	151,697	895,100

		1,827,105
Health Care Providers & Services - 3.2%
Bangkok Dusit Medical Services PCL (NVDR)	1,092,000	578,138
Community Health Systems, Inc.*	8,827	421,048
HCA Holdings, Inc.*	21,476	1,402,597
HealthSouth Corp.	6,279	240,674
Life Healthcare Group Holdings Ltd.	87,724	360,997
LifePoint Hospitals, Inc.*	3,276	234,955
Mediclinic International Ltd.	60,242	480,632
Netcare Ltd.	183,729	529,765
Ramsay Health Care Ltd.	20,111	904,757

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Health Care Providers & Services - (continued)
Rhoen Klinikum AG	14,469	$449,141
Tenet Healthcare Corp.*	6,006	316,937
Universal Health Services, Inc., Class B	6,370	679,042

		6,598,683
Industrial Conglomerates - 0.2%
Beijing Enterprises Holdings Ltd.	45,500	397,462

Internet Software & Services - 0.3%
Equinix, Inc.*	2,093	448,991
Telecity Group PLC	8,918	119,697

		568,688
Media - 5.4%
Comcast Corp., Class A	95,641	5,138,791
DIRECTV*	20,930	1,801,026
DISH Network Corp., Class A*	9,828	607,960
Liberty Global PLC, Class A*	10,374	431,558
Liberty Media Corp., Class C*	9,464	444,808
SES S.A. (FDR)	13,286	487,970
Sirius XM Holdings, Inc.*	124,215	419,847
Time Warner Cable, Inc.	12,831	1,861,778

		11,193,738
Multi-Utilities - 11.1%
Centrica PLC	365,183	1,905,104
Consolidated Edison, Inc.	19,838	1,112,713
Dominion Resources, Inc.	38,584	2,609,822
E.ON SE	140,959	2,664,962
GDF Suez	110,019	2,833,704
National Grid PLC	283,465	4,094,200
PG&E Corp.	31,031	1,386,155
Public Service Enterprise Group, Inc.	35,035	1,232,181
RWE AG	33,124	1,332,035
Sempra Energy	15,925	1,587,882
Suez Environnement Co.	45,955	857,755
Veolia Environnement S.A.	72,957	1,291,466

		22,907,979
Oil, Gas & Consumable Fuels - 7.5%
AltaGas Ltd.	8,918	404,265
Enbridge, Inc.	59,986	2,945,163

	Shares	Value
Common Stocks - (continued)
Oil, Gas & Consumable Fuels - (continued)
Inter Pipeline Ltd.	20,566	$638,148
Keyera Corp.	5,642	423,001
Kinder Morgan, Inc.	46,319	1,666,558
Koninklijke Vopak N.V.	3,913	181,413
ONEOK, Inc.	13,832	891,196
Pembina Pipeline Corp.	22,398	939,825
Spectra Energy Corp.	44,408	1,817,175
Targa Resources Corp.	2,821	359,678
TransCanada Corp.	49,504	2,487,364
Veresen, Inc.	14,014	238,533
The Williams Cos., Inc.	46,319	2,623,045

		15,615,364
Real Estate Investment Trusts (REITs) - 1.8%
American Tower Corp.	18,200	1,717,898
Corrections Corp. of America	7,098	228,697
Crown Castle International Corp.	15,743	1,167,816
Digital Realty Trust, Inc.	5,369	345,710
DuPont Fabros Technology, Inc.	3,094	84,806
The Geo Group, Inc.	4,004	137,778

		3,682,705
Road & Rail - 20.0%
Aurizon Holdings Ltd.	320,502	1,495,813
Canadian National Railway Co.	117,299	7,853,694
Canadian Pacific Railway Ltd.	27,482	5,233,861
Central Japan Railway Co.	30,800	4,417,757
CSX Corp.	70,434	2,107,385
East Japan Railway Co.	60,000	4,855,545
Kansas City Southern	7,280	793,957
Kintetsu Corp.	293,000	1,074,158
MTR Corp. Ltd.	231,557	912,777
Norfolk Southern Corp.	21,658	2,201,752
Odakyu Electric Railway Co. Ltd.	98,000	968,231
Tobu Railway Co. Ltd.	172,000	908,212
Tokyu Corp.	170,000	1,236,544
Union Pacific Corp.	59,605	5,859,767
West Japan Railway Co.	29,600	1,352,271

		41,271,724

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Transportation Infrastructure - 6.8%
Abertis Infraestructuras S.A.	60,280	$1,323,946
Aeroports de Paris	5,187	710,330
Airports of Thailand PCL (NVDR)	54,800	365,220
Atlantia SpA	64,064	1,698,923
Auckland International Airport Ltd.	130,949	424,566
CCR S.A.	154,700	1,222,771
China Merchants Holdings International Co. Ltd.	185,506	629,520
COSCO Pacific Ltd.	214,435	323,726
Flughafen Zuerich AG (Registered)	637	397,206
Fraport AG Frankfurt Airport Services Worldwide	4,914	324,308
Groupe Eurotunnel S.A. (Registered)	73,710	975,194
Grupo Aeroportuario del Sureste SAB de CV, Class B	36,400	452,325
Hamburger Hafen und Logistik AG	3,731	96,397
International Container Terminal Services, Inc.	258,440	673,442
Japan Airport Terminal Co. Ltd.	10,900	375,222
Jiangsu Expressway Co. Ltd., Class H	182,000	221,921
Prumo Logistica S.A.*	200,200	91,888
Sydney Airport	324,233	1,296,189
Tianjin Port Development Holdings Ltd.	910,000	150,296
Transurban Group	290,944	2,104,417
Westshore Terminals Investment Corp.	7,553	230,340

		14,088,147
Water Utilities - 3.2%
Aguas Andinas S.A., Class A	361,088	227,778
American Water Works Co., Inc.	12,012	573,813
Aqua America, Inc.	11,739	279,153
The Athens Water Supply & Sewage Co. S.A.	4,113	52,831

	Shares	Value
Common Stocks - (continued)
Water Utilities - (continued)
Beijing Enterprises Water Group Ltd.	728,000	$475,311
California Water Service Group	2,912	66,306
China Water Affairs Group Ltd.	182,000	63,171
Cia de Saneamento Basico do Estado de Sao Paulo	54,600	486,747
Cia de Saneamento de Minas Gerais-COPASA	9,100	149,679
Guangdong Investment Ltd.	364,000	409,556
Inversiones Aguas Metropolitanas S.A.	81,263	128,153
Manila Water Co., Inc.	200,200	123,398
Pennon Group PLC	56,966	783,832
Severn Trent PLC	37,401	1,221,839
United Utilities Group PLC	106,925	1,606,641

		6,648,208
Wireless Telecommunication Services - 5.5%
America Movil SAB de CV	1,492,400	1,758,219
China Mobile Ltd.	227,500	2,521,564
SBA Communications Corp., Class A*	3,731	398,956
SoftBank Corp.	40,900	3,011,570
Vodafone Group PLC	1,123,122	3,756,307

		11,446,616

Total Common Stocks (Cost $193,414,099)		204,119,080

Total Investment Securities (Cost $193,414,099) — 98.8%		204,119,080

Other assets less liabilities — 1.2%		2,401,516

Net Assets — 100.0%		$206,520,596

*	Non-income producing security.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2014 (Unaudited)

Percentages shown are based on Net Assets.

Abbreviations:

ADR — American Depositary Receipt

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

FDR — Finnish Depositary Receipt

GBP — British Pound

HKD — Hong Kong Dollar

INR — Indian Rupee

JPY — Japanese Yen

NVDR — Non-Voting Depositary Receipt

REIT — Real Estate Investment Trust

RUB — Russian Ruble

USD — US Dollar

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,525,960
Aggregate gross unrealized depreciation	(3,057,685)

Net unrealized appreciation	$10,468,275

Federal income tax cost of investments	$193,650,805

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500® Index Futures Contracts	11	09/19/14	$1,058,640	$(19,858)
EURO STOXX 50® Index Futures Contracts	11	09/19/14	459,054	(10,929)
FTSE 100® Index Futures Contract	1	09/19/14	112,821	(1,142)
Nikkei 225 Index Futures Contracts	3	09/11/14	228,132	4,982
S&P Toronto Stock Exchange 60® Index Futures Contracts	2	09/18/14	324,439	8,749
SGX S&P CNX Nifty Index Futures Contracts	15	08/28/14	232,230	(2,976)

				$(21,174)

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2014:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	117,495	Morgan Stanley	USD	110,000	09/17/14	$(1,110)
GBP	19,000	Citibank N.A.	USD	32,191	09/17/14	(125)
GBP	194,050	Morgan Stanley	USD	330,000	09/17/14	(2,507)
CAD	165,702	Morgan Stanley	USD	155,000	09/17/14	(2,955)
EUR	625,860	Morgan Stanley	USD	850,000	09/17/14	(12,473)
EUR	84,320	Morgan Stanley	USD	115,000	09/17/14	(2,164)
JPY	26,181,000	Citibank N.A.	USD	256,747	09/17/14	(2,083)
INR	6,688,220	Morgan Stanley	USD	110,000	09/17/14	(669)
INR	5,749,685	Morgan Stanley	USD	95,000	09/17/14	(1,011)
INR	27,804,700	UBS AG	USD	460,000	09/17/14	(5,480)
RUB	1,401,600	Morgan Stanley	USD	40,000	09/17/14	(1,168)
RUB	6,318,000	UBS AG	USD	180,000	09/17/14	(4,956)
USD	10,265	Citibank N.A.	AUD	11,000	09/17/14	70
USD	130,000	Morgan Stanley	AUD	139,045	09/17/14	1,139
USD	155,000	Morgan Stanley	BRL	352,826	09/17/14	1,297
USD	485,000	Morgan Stanley	GBP	284,583	09/17/14	4,718
USD	240,000	Morgan Stanley	CAD	260,532	09/17/14	940
USD	58,797	UBS AG	CAD	64,000	09/17/14	72
USD	345,462	Citibank N.A.	EUR	255,000	09/17/14	4,221
USD	500,000	Morgan Stanley	EUR	366,676	09/17/14	9,314
USD	145,156	Citibank N.A.	HKD	1,125,000	09/17/14	(14)
USD	145,000	Morgan Stanley	HKD	1,123,859	09/17/14	(23)

						$(14,967)

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2014 (Unaudited)

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Australia	4.5%
Austria	0.1
Belgium	0.2
Brazil	0.9
Canada	11.4
Chile	0.2
China	2.7
France	3.2
Germany	5.6
Greece	0.0	†
Hong Kong	0.5
Italy	2.8
Japan	9.8
Luxembourg	0.2
Malaysia	0.0	†
Mexico	1.3
Netherlands	0.2
New Zealand	0.2
Philippines	0.5
Singapore	0.2
South Africa	0.7
South Korea	0.0	†
Spain	3.7
Switzerland	0.5
Taiwan	0.3
Thailand	0.5
United Kingdom	8.5
United States	40.1
Other[1]	1.2

	100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - 99.7%
Capital Markets - 0.3%
Dundee Corp., Class A*	4,030	$66,707

Household Durables - 1.6%
Barratt Developments PLC	57,170	337,048
Sumitomo Forestry Co. Ltd.	8,500	101,172

		438,220
Industrial Conglomerates - 0.5%
Hopewell Holdings Ltd.	37,110	129,286

Real Estate Investment Trusts (REITs) - 73.3%
Advance Residence Investment Corp.	80	190,986
AIMS AMP Capital Industrial REIT	54,500	65,294
Alexander’s, Inc.	180	65,340
Alexandria Real Estate Equities, Inc.	4,300	337,980
ANF Immobilier	1,020	33,437
Apartment Investment & Management Co., Class A	8,790	300,442
Ashford Hospitality Trust, Inc.	5,700	65,607
Big Yellow Group PLC	8,620	72,984
Boardwalk Real Estate Investment Trust	1,460	87,038
BWP Trust	33,800	80,445
Cambridge Industrial Trust	111,000	63,601
CapitaCommercial Trust	20,000	26,686
CapitaRetail China Trust	52,000	71,050
Chesapeake Lodging Trust	3,060	90,821
Columbia Property Trust, Inc.	7,560	192,856
CommonWealth REIT	7,030	188,826
Cousins Properties, Inc.	11,170	138,285
Daiwa House REIT Investment Corp.	16	71,260
Daiwa Office Investment Corp.	14	70,657
Derwent London PLC	5,520	249,388
Dexus Property Group	339,000	375,050
DiamondRock Hospitality Co.	11,450	140,377
Duke Realty Corp.	19,650	353,504
EPR Properties	3,160	170,324
Equity Lifestyle Properties, Inc.	4,740	209,935
Equity Residential	2,960	191,364
Extra Space Storage, Inc.	6,640	343,487

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
First Real Estate Investment Trust	36,000	$35,197
Fonciere des Murs	2,730	86,314
Frasers Centrepoint Trust	44,000	68,406
Frasers Commercial Trust	63,000	70,934
Frontier Real Estate Investment Corp.	28	154,383
Getty Realty Corp.	2,720	49,966
Global One Real Estate Investment Corp.	20	59,707
Government Properties Income Trust	2,550	59,543
The GPT Group	101,920	385,653
Granite Real Estate Investment Trust	2,000	74,422
Great Portland Estates PLC	20,270	218,678
H&R Real Estate Investment Trust	8,040	170,822
Hansteen Holdings PLC	41,450	73,969
Heiwa Real Estate REIT, Inc.	80	66,903
Highwoods Properties, Inc.	5,190	218,343
Hospitality Properties Trust	8,980	256,559
Host Hotels & Resorts, Inc.	45,420	987,431
Ichigo Real Estate Investment Corp.	100	69,237
Investa Office Fund	36,830	122,240
Japan Hotel REIT Investment Corp.	160	88,686
Japan Logistics Fund, Inc.	50	115,087
Japan Retail Fund Investment Corp.	120	265,591
Kenedix Residential Investment Corp.	30	70,015
Kilroy Realty Corp.	4,890	302,398
Kimco Realty Corp.	24,690	552,562
Kiwi Income Property Trust	65,010	64,833
Land Securities Group PLC	46,850	824,980
The Link REIT	141,000	799,601
LTC Properties, Inc.	2,140	82,026
Mapletree Commercial Trust	71,000	79,657
Mapletree Industrial Trust	63,000	70,934
Morguard Real Estate Investment Trust	2,620	43,151
National Health Investors, Inc.	1,580	94,468

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Investment Trusts (REITs) - (continued)
National Retail Properties, Inc.	7,200	$256,104
Nippon Prologis REIT, Inc.	80	186,940
Northern Property Real Estate Investment Trust	2,130	57,229
Omega Healthcare Investors, Inc.	7,480	273,319
Parkway Life Real Estate Investment Trust	21,000	40,221
Pebblebrook Hotel Trust	3,890	141,596
Piedmont Office Realty Trust, Inc., Class A	9,590	186,526
Post Properties, Inc.	3,150	170,730
PS Business Parks, Inc.	1,110	91,575
Public Storage	7,530	1,292,223
Regal Real Estate Investment Trust	120,000	32,980
Retail Opportunity Investments Corp.	4,540	70,052
RioCan Real Estate Investment Trust	8,660	215,416
RLJ Lodging Trust	6,760	189,550
Select Income REIT	2,300	63,825
Simon Property Group, Inc.	3,190	536,526
SL Green Realty Corp.	5,620	605,836
Societe Fonciere Lyonnaise S.A.	560	29,147
Sovran Self Storage, Inc.	1,940	148,837
Starhill Global REIT	100,000	66,114
Sunlight Real Estate Investment Trust	77,000	32,986
Sunstone Hotel Investors, Inc.	10,680	151,549
Tanger Factory Outlet Centers, Inc.	5,490	190,229
Unibail-Rodamco SE	4,080	1,095,356
United Urban Investment Corp.	140	225,857
Urstadt Biddle Properties, Inc., Class A	3,200	65,568
Vornado Realty Trust	10,070	1,067,621
Weingarten Realty Investors	6,800	223,788
Weyerhaeuser Co.	34,760	1,088,683
Workspace Group PLC	7,540	77,970

		19,804,073

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - 23.6%
Airport City Ltd.*	3,150	$31,444
Atrium European Real Estate Ltd.*	3,370	18,803
CA Immobilien Anlagen AG*	4,310	86,242
Cheung Kong Holdings Ltd.	73,000	1,419,488
Chinese Estates Holdings Ltd.	31,500	90,028
Citycon Oyj	17,062	62,780
Daejan Holdings PLC	370	29,791
Daibiru Corp.	4,500	50,367
Daito Trust Construction Co. Ltd.	4,200	509,505
Fabege AB	7,890	108,080
Far East Consortium International Ltd.	84,000	32,191
First Capital Realty, Inc.	5,840	101,227
GAGFAH S.A.*	5,180	90,933
Global Logistic Properties Ltd.	183,000	409,160
Goldcrest Co. Ltd.	2,600	52,640
HKR International Ltd.	72,000	34,002
Ho Bee Land Ltd.	20,000	36,062
Industrial Buildings Corp.*	11,450	22,802
Jones Lang LaSalle, Inc.	2,690	332,753
K Wah International Holdings Ltd.	94,000	69,014
Kowloon Development Co. Ltd.	25,000	30,419
Kungsleden AB	8,580	60,257
Lend Lease Group	33,060	417,393
Melcor Developments Ltd.	1,640	37,481
Mitsubishi Estate Co. Ltd.	3,000	74,318
Morguard Corp.	370	48,432
Nitsba Holdings 1995 Ltd.*	2,280	34,448
Nomura Real Estate Holdings, Inc.	7,100	133,252
Precinct Properties New Zealand Ltd.	75,950	71,553
PSP Swiss Property AG (Registered)*	2,340	207,288
Quintain Estates & Development PLC*	39,310	58,403
Relo Holdings, Inc.	1,200	82,151
Sagax AB, Class B	6,890	36,815
Sim Lian Group Ltd.	40,000	27,567
Songbird Estates PLC*	28,870	117,101

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2014 (Unaudited)

	Shares	Value
Common Stocks - (continued)
Real Estate Management & Development - (continued)
St. Modwen Properties PLC	1,850	$11,578
Sumitomo Realty & Development Co. Ltd.	8,000	334,711
Swire Pacific Ltd., Class A	40,000	515,868
Swire Pacific Ltd., Class B	52,500	125,999
Swire Properties Ltd.	4,000	13,110
TAI Cheung Holdings Ltd.	50,000	41,096
The Unite Group PLC	11,750	80,659
United Industrial Corp. Ltd.	13,104	35,704
UOL Group Ltd.	26,706	141,893
Wing Tai Holdings Ltd.	23,000	36,403

		6,361,211
Road & Rail - 0.3%
Sotetsu Holdings, Inc.	22,000	87,927

Transportation Infrastructure - 0.1%
China Merchants Holdings Pacific Ltd.	50,000	38,666

Total Common Stocks (Cost $25,267,968)		26,926,090

Total Investment Securities (Cost $25,267,968) — 99.7%		26,926,090

Other assets less liabilities — 0.3%		83,181

Net Assets — 100.0%		$27,009,271

*	Non-income producing security.

Percentages shown are based on Net Assets.

Abbreviations:

AUD — Australian Dollar

JPY — Japanese Yen

REIT — Real Estate Investment Trust

SGD — Singapore Dollar

USD — US Dollar

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,753,730
Aggregate gross unrealized depreciation	(91,627)

Net unrealized appreciation	$1,662,103

Federal income tax cost of investments	$25,263,987

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2014 (Unaudited)

Futures Contracts Purchased

FlexShares® Global Quality Real Estate Index Fund had the following open long futures contracts as of July 31, 2014:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
Nikkei 225 Index Futures Contract	1	09/11/14	$76,044	$(515)

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2014:

Contracts to Receive		Counterparty	In Exchange For		Receipt Date	Unrealized Appreciation (Depreciation)
AUD	19,236	Morgan Stanley	USD	18,000	09/17/14	$(116)
JPY	2,238,610	Morgan Stanley	USD	22,000	09/17/14	(231)
JPY	6,334,470	Morgan Stanley	USD	62,000	09/17/14	(384)
JPY	4,115,420	Morgan Stanley	USD	40,000	09/17/14	31
SGD	31,229	Morgan Stanley	USD	25,000	09/17/14	26
USD	57,000	Goldman Sachs	AUD	61,246	09/17/14	240
USD	50,000	Morgan Stanley	JPY	5,076,630	09/17/14	619

						$185

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Australia	5.1%
Austria	0.4
Canada	3.4
Finland	0.2
France	4.6
Germany	0.3
Hong Kong	12.5
Israel	0.3
Japan	11.3
New Zealand	0.5
Singapore	5.1
Sweden	0.8
Switzerland	0.8
United Kingdom	8.0
United States	46.4
Other[1]	0.3

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 99.9%
U.S. Treasury Inflation Index Notes
2.00%, due 01/15/16	$63,967,287	$67,017,660
0.13%, due 04/15/16	442,913,489	452,377,237
2.50%, due 07/15/16	252,357,050	271,805,331
2.38%, due 01/15/17	217,952,958	236,364,277
0.13%, due 04/15/17	498,406,906	511,323,829
2.63%, due 07/15/17	172,122,403	190,849,420
1.63%, due 01/15/18	58,539,149	63,273,217
0.13%, due 04/15/18	161,593,557	165,435,344
1.38%, due 07/15/18	51,882,700	56,176,705
2.13%, due 01/15/19	51,358,581	57,307,361
0.13%, due 04/15/19	57,398,855	58,571,918
1.88%, due 07/15/19	53,152,434	59,286,814

		2,189,789,113

Total U.S. Treasury Obligations (Cost $2,192,834,917)		2,189,789,113

Total Investment Securities (Cost $2,192,834,917) — 99.9%		2,189,789,113

Other assets less liabilities — 0.1%		1,196,033

NET ASSETS— 100.0%		$2,190,985,146

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,230,807
Aggregate gross unrealized depreciation	(5,818,899)

Net unrealized depreciation	$(3,588,092)

Federal income tax cost of investments	$2,193,377,205

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2014 (Unaudited)

	Principal Amount	Value
U.S. Treasury Obligations - 100.0%
U.S. Treasury Inflation Index Notes
1.63%, due 01/15/18	$7,900,230	$8,539,123
0.13%, due 04/15/18	21,774,967	22,292,654
1.38%, due 07/15/18	6,982,343	7,560,227
2.13%, due 01/15/19	33,743,751	37,652,234
0.13%, due 04/15/19	37,704,453	38,475,021
1.88%, due 07/15/19	34,923,171	38,953,692
1.38%, due 01/15/20	43,053,979	46,845,219
1.25%, due 07/15/20	72,839,995	79,201,047
1.13%, due 01/15/21	16,867,590	18,139,020
0.63%, due 07/15/21	16,000,779	16,737,979

		314,396,216

Total U.S. Treasury Obligations (Cost $314,390,899)		314,396,216

Total Investment Securities (Cost $314,390,899) — 100.0%		314,396,216

Other assets less liabilities — 0.0%		138,588

NET ASSETS— 100.0%		$314,534,804

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$170,820
Aggregate gross unrealized depreciation	(351,243)

Net unrealized depreciation	$(180,423)

Federal income tax cost of investments	$314,576,639

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2014 (Unaudited)

	Principal Amount	Value
Asset-Backed Security - 0.1%
American Express Credit Account Master Trust 0.59%, due 05/15/18	$100,000	$100,037

Total Asset-Backed Security (Cost $99,994)		100,037

Corporate Bonds - 85.3%
Asset Management & Custody Banks - 0.4%
The Bank of New York Mellon Corp. 0.46%, due 10/23/15(b)	71,000	71,153
ING Bank N.V. 1.18%, due 03/07/16(a)(b)	200,000	201,824

		272,977
Communications Equipment - 1.4%
Cisco Systems, Inc. 0.73%, due 03/01/19(b)	928,000	936,580

Consumer Finance - 10.5%
American Express Credit Corp. 0.78%, due 03/18/19(b)	928,000	934,533
American Honda Finance Corp. 0.40%, due 07/14/17(b)	1,000,000	1,000,129
1.20%, due 07/14/17	150,000	149,744
Caterpillar Financial Services Corp. 0.70%, due 11/06/15	496,000	497,372
Ford Motor Credit Co. LLC 1.06%, due 03/12/19(b)	1,000,000	1,004,722
John Deere Capital Corp. 1.05%, due 12/15/16	858,000	860,533
1.95%, due 12/13/18	13,000	12,993
Nissan Motor Acceptance Corp. 0.78%, due 03/03/17(a)(b)	928,000	931,200
PACCAR Financial Corp. 0.70%, due 11/16/15	395,000	395,991
Toyota Motor Credit Corp. 0.52%, due 05/17/16(b)	278,000	279,015
0.43%, due 05/16/17(b)	928,000	929,662
Volkswagen International Finance N.V. 0.83%, due 11/20/14(a)(b)	100,000	100,166

		7,096,060
Data Processing & Outsourced Services - 0.3%
MasterCard, Inc. 2.00%, due 04/01/19	191,000	190,478

Diversified Banks - 24.8%
Australia & New Zealand Banking Group Ltd. 1.25%, due 01/10/17	450,000	451,839
Bank of America Corp. 2.60%, due 01/15/19	20,000	20,124
Bank of Montreal 0.48%, due 09/24/15(b)	928,000	929,436

	Principal Amount	Value
Corporate Bonds - (continued)
Diversified Banks - (continued)
Bank of Nova Scotia 0.63%, due 03/15/16(b)	$309,000	$310,279
The Bank of Tokyo-Mitsubishi UFJ Ltd. 0.84%, due 09/09/16(a)(b)	250,000	251,433
0.64%, due 03/10/17(a)(b)	1,000,000	1,000,387
Banque Federative du Credit Mutuel S.A. 1.08%, due 01/20/17(a)(b)	1,000,000	1,008,887
Barclays Bank PLC 0.81%, due 02/17/17(b)	1,000,000	1,003,639
BNP Paribas S.A. 2.98%, due 12/20/14(b)	186,000	187,846
0.71%, due 03/17/17(b)	743,000	743,858
Citigroup, Inc. 0.77%, due 03/10/17(b)	928,000	929,790
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY 0.71%, due 03/18/16(b)	750,000	754,430
JPMorgan Chase & Co. 1.88%, due 03/20/15	186,000	187,673
1.13%, due 01/25/18(b)	116,000	117,986
2.35%, due 01/28/19	5,000	5,031
The Korea Development Bank 0.86%, due 01/22/17(b)	1,767,000	1,770,038
Royal Bank of Canada 0.80%, due 10/30/15	557,000	558,759
0.60%, due 03/08/16(b)	380,000	381,598
Sumitomo Mitsui Banking Corp. 0.66%, due 01/10/17(b)	2,000,000	2,005,552
Svenska Handelsbanken AB 0.70%, due 09/23/16(b)	1,000,000	1,006,059
The Toronto-Dominion Bank 0.69%, due 09/09/16(b)	928,000	933,531
US Bancorp/MN 0.63%, due 04/25/19(b)	928,000	929,061
Wells Fargo Bank N.A. 0.51%, due 07/20/15(b)	500,000	501,263
Westpac Banking Corp. 0.66%, due 11/25/16(b)	928,000	931,503

		16,920,002
Diversified Metals & Mining - 1.1%
Glencore Funding LLC 1.39%, due 05/27/16(a)(b)	743,000	747,602

Electric Utilities - 3.0%
Alabama Power Co. 0.55%, due 10/15/15	472,000	472,150
Duke Energy Indiana, Inc. 0.58%, due 07/11/16(b)	928,000	931,715
Electricite de France S.A. 0.69%, due 01/20/17(a)(b)	649,000	651,162

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2014 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Electric Utilities - (continued)
Georgia Power Co. 0.63%, due 11/15/15	$14,000	$14,009

		2,069,036
Fertilizers & Agricultural Chemicals - 1.5%
Monsanto Co. 1.15%, due 06/30/17	1,000,000	997,180

Food Retail - 1.4%
The Kroger Co. 0.76%, due 10/17/16(b)	928,000	930,533

Health Care Distributors - 0.4%
McKesson Corp. 0.95%, due 12/04/15	297,000	298,019

Home Improvement Retail - 0.7%
The Home Depot, Inc. 2.00%, due 06/15/19	478,000	476,750

Household Appliances - 1.2%
Whirlpool Corp. 1.35%, due 03/01/17	835,000	833,439

Household Products - 0.7%
Kimberly-Clark Corp. 1.90%, due 05/22/19	464,000	461,218

Hypermarkets & Super Centers - 1.0%
Wal-Mart Stores, Inc. 1.00%, due 04/21/17	659,000	658,662

Integrated Oil & Gas - 1.3%
Exxon Mobil Corp. 0.38%, due 03/15/19(b)	928,000	929,050

Integrated Telecommunication Services - 1.7%
AT&T, Inc. 0.61%, due 02/12/16(b)	193,000	193,586
Verizon Communications, Inc. 1.76%, due 09/15/16(b)	918,000	942,755

		1,136,341
Internet Retail - 0.6%
Amazon.com, Inc. 0.65%, due 11/27/15	429,000	429,653

Internet Software & Services - 1.4%
eBay, Inc. 2.20%, due 08/01/19	1,000,000	993,134

Investment Banking & Brokerage - 3.5%
The Goldman Sachs Group, Inc. 1.23%, due 11/21/14(b)	92,000	92,273
1.60%, due 11/23/15	761,000	769,120
Morgan Stanley 1.48%, due 02/25/16(b)	847,000	859,810
2.50%, due 01/24/19	627,000	630,924

		2,352,127

	Principal Amount	Value
Corporate Bonds - (continued)
IT Consulting & Other Services - 1.3%
International Business Machines Corp. 0.29%, due 02/05/16(b)	$400,000	$400,209
0.59%, due 02/12/19(b)	500,000	503,464

		903,673
Managed Health Care - 0.7%
UnitedHealth Group, Inc. 0.85%, due 10/15/15	472,000	473,721

Movies & Entertainment - 2.0%
The Walt Disney Co. 1.10%, due 12/01/17	464,000	460,105
0.54%, due 05/30/19(b)	928,000	929,911

		1,390,016
Oil & Gas Exploration & Production - 1.6%
Canadian Natural Resources Ltd. 0.61%, due 03/30/16(b)	928,000	931,203
Marathon Oil Corp. 0.90%, due 11/01/15	153,000	153,446

		1,084,649
Oil & Gas Refining & Marketing - 1.5%
BP Capital Markets PLC 0.70%, due 11/06/15	204,000	204,411
0.86%, due 09/26/18(b)	835,000	843,371

		1,047,782
Oil & Gas Storage & Transportation - 0.8%
TransCanada PipeLines Ltd. 0.91%, due 06/30/16(b)	581,000	586,477

Oil, Gas & Consumable Fuels - 2.0%
Petrobras Global Finance B.V. 1.85%, due 05/20/16(b)	260,000	261,323
Sinopec Group Overseas Development 2014 Ltd. 1.01%, due 04/10/17(a)(b)	1,000,000	1,001,437
Total Capital Canada Ltd. 0.61%, due 01/15/16(b)	77,000	77,415

		1,340,175
Other Diversified Financial Services - 4.2%
Bank of America N.A. 0.70%, due 11/14/16(b)	1,000,000	1,002,371
General Electric Capital Corp. 0.83%, due 12/11/15(b)	92,000	92,583
0.83%, due 01/08/16(b)	148,000	148,996
0.88%, due 07/12/16(b)	643,000	648,923
0.74%, due 01/14/19(b)	928,000	934,710

		2,827,583
Packaged Foods & Meats - 0.5%
General Mills, Inc. 0.53%, due 01/29/16(b)	325,000	325,745

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2014 (Unaudited)

	Principal Amount	Value
Corporate Bonds - (continued)
Pharmaceuticals - 1.4%
Merck & Co., Inc. 0.42%, due 05/18/16(b)	$928,000	$930,867

Regional Banks - 4.9%
Branch Banking & Trust Co. 0.66%, due 12/01/16(b)	1,000,000	1,001,262
Capital One Bank USA N.A. 2.25%, due 02/13/19	250,000	249,662
Manufacturers & Traders Trust Co. 1.40%, due 07/25/17	1,000,000	999,444
Nederlandse Waterschapsbank N.V. 0.46%, due 02/14/18(a)(b)	1,000,000	1,005,429

		3,255,797
Restaurants - 1.3%
Starbucks Corp. 0.88%, due 12/05/16	928,000	928,302

Semiconductors - 1.3%
Texas Instruments, Inc. 0.88%, due 03/12/17	928,000	926,037

Specialized Finance - 0.7%
Shell International Finance B.V. 0.43%, due 11/15/16(b)	464,000	465,316

Technology Hardware, Storage & Peripherals - 1.6%
Apple, Inc. 0.27%, due 05/03/16(b)	478,000	478,208
0.45%, due 05/03/16	61,000	60,928
0.52%, due 05/06/19(b)	557,000	556,869

		1,096,005
Thrifts & Mortgage Finance - 1.4%
Abbey National Treasury Services PLC/London 0.74%, due 03/13/17(b)	928,000	930,027

Tobacco - 0.1%
Reynolds American, Inc. 1.05%, due 10/30/15	51,000	51,017

Wireless Telecommunication Services - 1.1%
Vodafone Group PLC 0.61%, due 02/19/16(b)	743,000	745,066
Total Corporate Bonds (Cost $57,854,216)		58,037,096

Municipal Bonds - 4.3%
DeKalb County Housing Authority, Multi-Family Housing Authority, Oak Grove Elementary School Project, Revenue Bonds 0.50%, due 05/01/16	928,000	928,046
Illinois Sports Facilities Authority, Refunding 3.00%, due 06/15/15	1,000,000	1,020,510

	Principal Amount	Value
Municipal Bonds - (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding, School Facilities 3.64%, due 12/15/15	$930,000	$967,758

		2,916,314
Total Municipal Bonds (Cost $2,916,985)		2,916,314

Certificate of Deposit - 1.5%
Credit Suisse/New York 0.55%, due 08/24/15	1,000,000	999,733

Total Certificate of Deposit (Cost $1,000,000)		999,733

Commercial Paper - 1.5%
ENI Finance USA, Inc. 0.61%, due 04/10/15	1,000,000	1,000,200

Total Commercial Paper (Cost $1,000,000)		1,000,200

U.S. Government & Agency Security - 1.3%
Federal Farm Credit Bank 0.20%, due 04/17/17(b)	928,000	929,232

Total U.S. Government & Agency Security (Cost $928,000)		929,232

Total Investment Securities (Cost $63,799,195) — 94.0%		63,982,612

Other assets less liabilities — 6.0%		4,055,654

NET ASSETS— 100.0%		$68,038,266

(a)	144A security — Certain conditions for public sale may exist.
(b)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated rate. The rates shown are those in effect on July 31, 2014.

Percentages shown are based on Net Assets.

As of July 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$196,534
Aggregate gross unrealized depreciation	(13,479)

Net unrealized appreciation	$183,055

Federal income tax cost of investments	$63,799,557

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2014 (Unaudited)

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2014:

Australia	2.0%
Canada	6.9
France	3.8
Japan	4.8
Netherlands	4.1
South Korea	2.6
Sweden	1.5
United Kingdom	6.9
United States	61.4
Other[1]	6.0

100.0%

[1]	Includes any non-fixed-income securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2014 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Each Fund’s Net Asset Value (“NAV”) is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading, based on prices at the time of closing; provided that any U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The investments of the Funds are valued at fair value pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”). The Funds’ investments are valued using readily available market quotations when available. When market quotations are not readily available, are deemed unreliable, or do not reflect material events occurring between the close of local markets and the time of valuation, the Funds value securities at fair value as determined in good faith in accordance with the Funds’ fair value pricing procedures as approved by the Board. Such circumstances include, for example, periods when trading in a security is suspended, the exchange or market on which a security trades closes early, the trading volume in a security is limited, corporate actions and announcements take place, or regulatory news affecting an issuer is released, such as government approvals. Additionally, the Trust, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of market values normally used by a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and the Trust’s fair value procedures. Other events that can trigger fair valuing of foreign securities include, for example, significant fluctuations in general market indicators, government actions, or natural disasters.

The use of fair valuation involves the risk that the values used by the Funds to price their investments may be higher or lower than the values used by other investment companies and investors to price the same investments. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a portfolio security may be materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by an Index Fund’s Underlying Index. This difference may adversely affect an Index Fund’s ability to track its Underlying Index. The portfolio securities of the FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund, FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund, FlexShares® International Quality Dividend Index Fund, FlexShares® International Quality Dividend Defensive Index Fund, FlexShares® International Quality Dividend Dynamic Index Fund, FlexShares® Morningstar Global Upstream Natural Resources Index Fund, FlexShares® STOXX® Global Broad Infrastructure Index Fund and FlexShares® Global Quality Real Estate Index Fund are primarily listed on foreign exchanges and their value may change on days when shareholders will not be able to purchase or sell Fund shares.

Security prices are generally provided by independent pricing services. Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded. The closing price for securities traded on the NASDAQ/NMS is the Nasdaq Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value is determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security is valued at fair value pursuant to the Trust’s fair value procedures.

Securities that are traded regularly in the over-the-counter market (other than the NASDAQ/NMS), including securities listed on exchanges but primarily traded over-the-counter, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those securities. Securities that may be traded over-the-counter include equity securities, fixed-income securities, non-exchange-listed foreign securities,

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2014 (Unaudited)

and certain derivative instruments. Fixed-income securities, however, may be valued on the basis of evaluated prices provided by independent pricing services when such prices are believed to reflect the fair market value of such securities. Such prices may be determined by taking into account securities prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities. Fixed-income securities maturing within a relatively short period, less than 60 days, are valued at amortized cost, which according to Northern Trust Investments, Inc. (“NTI”) approximates fair value.

Foreign securities are generally priced at the closing price or last sales price reported on the foreign exchange on which they are principally traded. If there have been no sales of the security for that day, the security will be valued at fair value pursuant to the Trust’s fair value procedures. Spot and forward foreign currency exchange contracts generally are valued using an independent pricing service. The value of assets determined in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by NTI as investment adviser. Any use of a different rate from the rates used by an Index Provider to an Index Fund may adversely affect the Index Fund’s ability to track its Underlying Index.

Exchange-traded financial futures and options are valued at the settlement price as established by the exchange on which they are traded. Over-the-counter options are valued at broker-provided bid prices, as are swaps. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. If there was no sale on that day, and for non-exchange traded derivatives, the contract is valued at fair value pursuant to the Trust’s fair value procedures.

NTI has established a pricing and valuation committee (the “Northern Trust Asset Management PVC”) whose membership includes representatives of NTI, as well as independent control personnel from Northern Trust’s Legal and NTI’s Compliance and Risk Management groups. The Northern Trust Asset Management PVC is responsible for the fair valuation of portfolio securities and the monitoring of the fair valuation process, subject to the Board’s oversight.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2014 for each Fund based upon the three levels defined above. During the period ended July 31, 2014, there were three Level 3 securities. All the transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2014 (Unaudited)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*[a]	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund
Investments
Common Stocks
Media	$19,526,253	$—	$43	$19,526,296
Other*	659,068,238	—	—	659,068,238
Warrant	—	321	—	321
U.S. Government & Agency Security	—	529,993	—	529,993

Total Investments	$678,594,491	$530,314	$43	$679,124,848

Other Financial Instruments
Liabilities
Futures Contracts	$(226,357)	$—	$—	$(226,357)

Total Other Financial Instruments	$(226,357)	$—	$—	$(226,357)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/13				$—
Total gain or loss (realized/unrealized included in earnings)				(53)
Purchases				113
Sales				(17)
Transfer into Level 3				—
Transfer out of Level 3				—

Balance as of 7/31/14				$43

The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 7/31/2014.				$(70)

Common Stock	Fair Value at 7/31/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1,2]
FAB Universal Corp.	$43	Consensus Pricing	Distressed Market Discount, Estimated Recovery Value	1

	Level 1 – QuotedPrices*[b]	Level 2 – Other Significant Observable Inputs*[c],d	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Investments
Common Stocks
Banks	$76,518,109	$111,461	$—	$76,629,570
Food Products	21,767,842	43,137	—	21,810,979
Machinery	19,191,670	3,885	—	19,195,555
Multiline Retail	3,186,159	153,755	—	3,339,914
Real Estate Management & Development	18,539,631	110,934	—	18,650,565
Trading Companies & Distributors	8,996,721	24,259	—	9,020,980
Other*	494,573,210	—	—	494,573,210
Right	—	74	—	74

Total Investments	$642,773,342	$447,505	$—	$643,220,847

Other Financial Instruments
Assets
Futures Contracts	$113,447	$—	$—	$113,447
Forward Foreign Currency Contracts	—	30,296	—	30,296
Liabilities
Futures Contracts	(62,360)	—	—	(62,360)
Forward Foreign Currency Contracts	—	(37,454)	—	(37,454)

Total Other Financial Instruments	$51,087	$(7,158)	$—	$43,929

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2014 (Unaudited)

	Level 1 – QuotedPrices*[e]	Level 2 – Other Significant Observable Inputs*[f,g]	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Auto Components	$3,811,150	$166,262	$—	$3,977,412
Chemicals	7,580,420	27,879	143,225	7,751,524
Household Durables	3,280,059	—	70	3,280,129
Marine	1,362,938	28,605	—	1,391,543
Metals & Mining	11,682,441	181,146	—	11,863,587
Real Estate Management & Development	8,551,104	82,540	—	8,633,644
Trading Companies & Distributors	961,253	76,245	—	1,037,498
Other*	217,536,905	—	—	217,536,905
Rights	2,389	34,871	—	37,260
Warrant	—	1,213	—	1,213

Total Investments	$254,768,659	$598,761	$143,295	$255,510,715

Other Financial Instruments
Assets
Futures Contracts	$32,717	$—	$—	$32,717
Forward Foreign Currency Contracts	—	70	—	70
Liabilities
Futures Contracts	(14,407)	—	—	(14,407)
Forward Foreign Currency Contracts	—	(2,326)	—	(2,326)

Total Other Financial Instruments	$18,310	$(2,256)	$—	$16,054

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Balance as of 10/31/13				$24,734
Total gain or loss (realized/unrealized included in earnings)				(9,471)
Purchases				—
Sales				(15,193)
Transfer into Level 3[h]				143,225
Transfer out of Level 3				—
Balance as of 7/3/14				$143,295
The amount of change in net unrealized appreciation (depreciation) on investment in Level 3 securities still held at 7/31/2014.				$(54,990)

Common Stock	Fair Value at 7/31/2014	Valuation Techniques	Unobservable Inputs	Sensitivity[1,2]
China Lumena New Materials Corp.	$143,225	Market Comparable Companies	Price to Earnings Multiple/Liquidity Discount	1

Corp. GEO SAB de CV	70	Consensus Pricing	Distressed Market Discount, Estimated Recovery Value	2

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$507,300,602	$—	$—	$507,300,602

Total Investments	$507,300,602	$—	$—	$507,300,602

Other Financial Instruments
Liabilities
Futures Contracts	$(12,830)	$—	$—	$(12,830)

Total Other Financial Instruments	$(12,830)	$—	$—	$(12,830)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$66,582,823	$—	$—	$66,582,823

Total Investments	$66,582,823	$—	$—	$66,582,823

Other Financial Instruments
Assets
Futures Contracts	$300	$—	$—	$300

Total Other Financial Instruments	$300	$—	$—	$300

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2014 (Unaudited)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$62,302,012	$—	$—	$62,302,012

Total Investments	$62,302,012	$—	$—	$62,302,012

Other Financial Instruments
Liabilities
Futures Contracts	$(3,490)	$—	$—	$(3,490)

Total Other Financial Instruments	$(3,490)	$—	$—	$(3,490)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund
Investments
Common Stocks*	$224,843,485	$—	$—	$224,843,485

Total Investments	$224,843,485	$—	$—	$224,843,485

Other Financial Instruments
Assets
Futures Contracts	$4,512	$—	$—	$4,512
Liabilities
Futures Contracts	(78,024)	—	—	(78,024)
Forward Foreign Currency Contracts	—	(22,496)	—	(22,496)

Total Other Financial Instruments	$(73,512)	$(22,496)	$—	$(96,008)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund
Investments
Common Stocks*	$45,932,404	$—	$—	$45,932,404

Total Investments	$45,932,404	$—	$—	$45,932,404

Other Financial Instruments
Assets
Forward Currency Contracts	$—	$17	$—	$17
Liabilities
Futures Contracts	(14,111)	—	—	(14,111)
Forward Foreign Currency Contracts	—	(8,213)	—	(8,213)

Total Other Financial Instruments	$(14,111)	$(8,196)	$—	$(22,307)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks*	$22,740,063	$—	$—	$22,740,063

Total Investments	$22,740,063	$—	$—	$22,740,063

Other Financial Instruments
Assets
Futures Contracts	$1,816	$—	$—	$1,816
Liabilities
Futures Contracts	(4,149)	—	—	(4,149)

Total Other Financial Instruments	$(2,333)	$—	$—	$(2,333)

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2014 (Unaudited)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$3,083,891,913	$—	$—	$3,083,891,913

Total Investments	$3,083,891,913	$—	$—	$3,083,891,913

Other Financial Instruments
Assets
Futures Contracts	$481,636	$—	$—	$481,636
Forward Foreign Currency Contracts	—	60,987	—	60,987
Liabilities
Futures Contracts	(123,021)	—	—	(123,021)
Forward Foreign Currency Contracts	—	(12,091)	—	(12,091)

Total Other Financial Instruments	$358,615	$48,896	$—	$407,511

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks*	$204,119,080	$—	$—	$204,119,080

Total Investments	$204,119,080	$—	$—	$204,119,080

Other Financial Instruments
Assets
Futures Contracts	$13,731	$—	$—	$13,731
Forward Foreign Currency Contracts	—	21,771	—	21,771
Liabilities
Futures Contracts	(34,905)	—	—	(34,905)
Forward Foreign Currency Contracts	—	(36,738)	—	(36,738)

Total Other Financial Instruments	$(21,174)	$(14,967)	$—	$(36,141)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index
Investments
Common Stocks
Real Estate Management & Development	$6,333,644	$27,567	$—	$6,361,211
Other*	20,564,879	—	—	20,564,879

Total Investments	$26,898,523	$27,567	$—	$26,926,090

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$916	$—	$916
Liabilities
Futures Contracts	(515)	—	—	(515)
Forward Foreign Currency Contracts	—	(731)	—	(731)

Total Other Financial Instruments	$(515)	$185	$—	$(330)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$2,189,789,113	$—	$2,189,789,113

Total Investments	$—	$2,189,789,113	$—	$2,189,789,113

FlexShares® Trust

Notes to the Schedules of Investments (cont.)

July 31, 2014 (Unaudited)

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$314,396,216	$—	$314,396,216

Total Investments	$—	$314,396,216	$—	$314,396,216

	Level 1 – QuotedPrices*	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Security	$—	$100,037	$—	$100,037
Corporate Bonds*	—	58,037,096	—	58,037,096
Municipal Bonds	—	2,916,314	—	2,916,314
Certificate of Deposit	—	999,733	—	999,733
Commercial Paper	—	1,000,200	—	1,000,200
U.S. Government & Agency Security	—	929,232	—	929,232

Total Investments	$—	$63,982,612	$—	$63,982,612

*	See Schedules of Investments for segregation by industry type.
[a]

During the period ended July 31, 2014, the FlexShares Morningstar US Market Factor Tilt Index Fund had a security with a market value of $321 or 0.00% of the net assets transferred from Level 1 to Level 2 due to security being valued at the mid between the bid and ask quote.

[b]

During the period ended July 31, 2014, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund had a security with a market value of $31,200 or 0.00% of the net assets transferred from Level 2 to Level 1 due to security being valued at unadjusted quoted market prices.

[c]

During the period ended July 31, 2014, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $115,968 or 0.02% of the fund’s net assets from Level 1 to Level 2 due to securities being valued at the mid between the bid and ask quote.

[d]

During the period ended July 31, 2014, the FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund changed classification of securities with an aggregated market value of $193,218 or 0.03% of the fund’s net assets from Level 1 to Level 2 due to securities being fair valued in accordance with the Trust’s fair value pricing procedure.

[e]

During the period ended July 31, 2014, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund had securities with an aggregated market value of $238,266 or 0.09% of the net assets transferred from Level 2 to Level 1 due to securities being valued at unadjusted quoted market prices.

[f]

During the period ended July 31, 2014, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $104,124 or 0.04% of the fund’s net assets from Level 1 to Level 2 due to securities being valued at the mid between the bid and ask quote.

[g]

During the period ended July 31, 2014, the FlexShares Morningstar Emerging Markets Factor Tilt Index Fund changed classification of securities with an aggregated market value of $376,013 or 0.15% of the fund’s net assets from Level 1 to Level 2 due to securities being fair valued in accordance with the Trust’s fair value pricing procedure.

[h]	Security transferred from Level 1 and 2 to Level 3 during the period. Transferred into Level 3 due to security being valued by the Northern Trust Asset Management PVC.
[1]

The significant unobservable inputs used in the fair value measurement is the price to earnings multiple along with liquidity discounts. Significant increases in the price to earnings multiple in isolation would result in a significantly higher (lower) fair value measurement while an increase (decrease) in liquidity discounts in isolation would result in a significantly lower (higher) fair value measurement.

[2]

The unobservable inputs are reviewed and compared to publicly available information for reasonableness. Values are reviewed based on available restructuring and recovery information. Values are compared to historical averages and general sector trends are taken into account. In general, an increase (decrease) in recovery or reduction (increase) in dilution would, in isolation, result in a significantly higher (lower) fair value measurement.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FlexShares Trust

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Shundrawn A. Thomas
Shundrawn A. Thomas
President
September 25, 2014

By:	/s/ Randal Rein
Randal Rein
Treasurer and Principal Financial Officer
September 25, 2014